UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/16

Date of reporting period: 09/30/16

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—49.1%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$970,888

Auto Components—0.0%
IHO Verwaltungs GmbH (Germany)
4.125%	09/15/2021	^	220,000	222,750

Automobiles—1.3%
BMW US Capital LLC
1.500%	04/11/2019	^	590,000	591,145
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,102,352
1.500%	07/05/2019	^	1,470,000	1,462,418
1.375%	08/01/2017	^	980,000	980,572
Hyundai Capital America
2.500%	03/18/2019	^	990,000	1,007,028
2.125%	10/02/2017	^	265,000	266,349
2.000%	03/19/2018	^	600,000	603,624
Nissan Motor Acceptance Corp.
2.000%	03/08/2019	^	890,000	898,462
1.950%	09/12/2017	^	650,000	652,605
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	678,692
1.250%	05/23/2017	^	1,520,000	1,515,221

				9,758,468

Banks—12.7%
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,910,000	1,929,940
Bank of America Corp.
3.875%	03/22/2017		200,000	202,334
Bank of America Corp. MTN
5.650%	05/01/2018		3,750,000	3,979,384
1.936%	03/22/2018	#	1,480,000	1,491,488
1.700%	08/25/2017		830,000	831,419
Bank of America Corp., Series L
2.650%	04/01/2019		1,000,000	1,022,476
Bank of Montreal MTN (Canada)
1.350%	08/28/2018		2,350,000	2,347,020
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,130,539
Banque Federative du Credit Mutuel SA (France)
2.000%	04/12/2019	^	640,000	643,569
BB&T Corp. MTN
1.416%	02/01/2019	#	1,540,000	1,544,426
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,200,000	1,207,030
Branch Banking & Trust Co., Bank Note
1.450%	05/10/2019		1,610,000	1,611,996
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		4,900,000	4,897,011
1.150%	11/21/2016		430,000	430,133
Capital One NA, Bank Note
1.650%	02/05/2018		1,070,000	1,071,584
1.500%	09/05/2017		1,040,000	1,039,638
CIT Group, Inc.
5.250%	03/15/2018		475,000	496,375
Citigroup, Inc.
2.650%	10/26/2020		6,029,000	6,164,459
2.400%	02/18/2020		600,000	607,992
2.228%	09/10/2021	‡	1,000,000	1,001,406
2.050%	06/07/2019		800,000	806,614
1.850%	11/24/2017		940,000	943,198

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Citizens Bank NA MTN
1.600%	12/04/2017		$1,300,000	$1,299,741
Citizens Bank NA, Bank Note
2.300%	12/03/2018		350,000	354,223
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018		900,000	904,959
Commonwealth Bank of Australia MTN (Australia)
2.050%	03/15/2019		820,000	830,015
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	999,024
Credit Agricole SA (France)
1.480%	04/15/2019	#^	700,000	701,662
Discover Bank
2.600%	11/13/2018		3,014,000	3,060,732
Fifth Third Bancorp
5.450%	01/15/2017		355,000	359,216
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019		510,000	519,220
HSBC Bank plc (United Kingdom)
1.457%	05/15/2018	#^	1,840,000	1,842,029
Huntington National Bank (The)
2.200%	11/06/2018		440,000	445,712
1.140%	04/24/2017	#	300,000	299,844
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	590,214
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		590,000	594,440
JPMorgan Chase & Co.
6.300%	04/23/2019		450,000	501,480
1.625%	05/15/2018		2,500,000	2,505,807
1.614%	01/25/2018	#	750,000	753,873
KeyBank NA, Bank Note
2.350%	03/08/2019		610,000	621,703
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	323,581
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,260,000	1,262,117
1.364%	10/27/2017	#^	710,000	710,074
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,162,288
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	740,000	741,040
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	611,490
1.307%	09/25/2017	#^	400,000	400,419
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	260,000	260,174
1.375%	07/12/2019		2,480,000	2,464,190
Nederlandse Waterschapsbank NV (Netherlands)
0.875%	07/13/2018	^	1,670,000	1,664,696
PNC Bank NA, Bank Note
1.950%	03/04/2019		900,000	911,797
1.450%	07/29/2019		3,085,000	3,086,425
1.150%	11/01/2016		400,000	400,000
Regions Bank, Bank Note
2.250%	09/14/2018		3,630,000	3,660,728
Royal Bank of Canada MTN (Canada)
1.625%	04/15/2019		1,850,000	1,854,858
Santander UK plc (United Kingdom)
2.500%	03/14/2019		490,000	497,482
1.650%	09/29/2017		1,700,000	1,701,625
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,566,258

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Standard Chartered plc (United Kingdom)
2.100%	08/19/2019	^	$760,000	$760,223
1.500%	09/08/2017	^	2,000,000	1,996,060
SunTrust Bank
5.200%	01/17/2017		1,320,000	1,334,676
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,540,633
UBS Group Funding Jersey Ltd. (Jersey)
3.000%	04/15/2021	^	1,788,000	1,838,334
US Bank NA MTN
1.450%	01/29/2018		510,000	511,510
Wells Fargo Bank NA
1.750%	05/24/2019		5,091,000	5,115,875
Wells Fargo Bank NA, Bank Note
1.650%	01/22/2018		1,560,000	1,564,824
Westpac Banking Corp. (Australia)
1.950%	11/23/2018		1,890,000	1,906,055
1.600%	08/19/2019		1,920,000	1,920,889

				94,352,246

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc.
1.900%	02/01/2019		1,160,000	1,171,862
Molson Coors Brewing Co.
2.100%	07/15/2021		1,850,000	1,869,105
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	722,189
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,131,958

				4,895,114

Biotechnology—1.5%
AbbVie, Inc.
1.800%	05/14/2018		6,490,000	6,519,088
1.750%	11/06/2017		1,450,000	1,455,155
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,740,865
Baxalta, Inc.
2.000%	06/22/2018		320,000	320,926
1.646%	06/22/2018	#	580,000	578,121
Celgene Corp.
2.125%	08/15/2018		460,000	465,127

				11,079,282

Building Products—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	200,650

Capital Markets—3.3%
Bank of New York Mellon Corp. (The) MTN
1.316%	08/01/2018	#	750,000	753,222
Credit Suisse AG (Switzerland)
1.750%	01/29/2018		800,000	800,282
Goldman Sachs Group, Inc. (The)
2.750%	09/15/2020		5,005,000	5,131,436
2.000%	04/25/2019		73,000	73,531
Goldman Sachs Group, Inc. (The) MTN
1.917%	11/15/2018	#	910,000	917,629
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	482,564
ING Bank NV (Netherlands)
2.300%	03/22/2019	^	410,000	416,199
2.000%	11/26/2018	^	1,490,000	1,500,414

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Moody’s Corp.
2.750%	07/15/2019		$4,000,000	$4,117,276
Morgan Stanley
1.874%	01/27/2020	#	2,010,000	2,031,927
Morgan Stanley MTN
6.625%	04/01/2018		740,000	793,179
2.450%	02/01/2019		3,500,000	3,565,075
S&P Global, Inc.
2.500%	08/15/2018		827,000	840,439
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	952,589
1.300%	02/23/2017		400,000	400,242
UBS AG, Bank Note (Switzerland)
1.800%	03/26/2018		1,600,000	1,603,533

				24,379,537

Chemicals—0.1%
Ashland LLC
3.875%	04/15/2018		1,050,000	1,085,437

Communications Equipment—0.6%
Cisco Systems, Inc.
1.600%	02/28/2019		560,000	564,407
1.400%	09/20/2019		1,180,000	1,181,541
1.197%	09/20/2019	#	2,631,000	2,634,070

				4,380,018

Consumer Finance—3.4%
Ally Financial, Inc.
3.250%	09/29/2017		585,000	590,119
American Express Co.
1.401%	05/22/2018	#	1,410,000	1,413,849
American Honda Finance Corp. MTN
1.200%	07/12/2019		870,000	865,256
Capital One Financial Corp.
2.450%	04/24/2019		500,000	511,201
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	807,741
3.336%	03/18/2021		1,659,000	1,708,599
3.000%	06/12/2017		690,000	697,411
1.724%	12/06/2017		1,504,000	1,505,848
1.684%	09/08/2017		1,350,000	1,351,286
1.605%	01/09/2018	#	2,200,000	2,206,028
Ford Motor Credit Co. LLC, Series 1
1.675%	03/12/2019	#	1,060,000	1,061,690
General Motors Financial Co., Inc.
3.000%	09/25/2017		890,000	901,798
2.400%	04/10/2018		1,900,000	1,914,425
2.400%	05/09/2019		1,070,000	1,076,706
HSBC USA, Inc.
1.737%	09/24/2018	#	900,000	901,721
1.700%	03/05/2018		1,410,000	1,413,186
Hyundai Capital Services, Inc. (South Korea)
1.625%	08/30/2019	^	680,000	678,139
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,123,744
John Deere Capital Corp. MTN
1.350%	01/16/2018		280,000	280,712
PACCAR Financial Corp. MTN
1.435%	12/06/2018	#	290,000	292,078
1.100%	06/06/2017		370,000	370,092
Synchrony Financial
3.000%	08/15/2019		580,000	594,097
2.600%	01/15/2019		560,000	566,897
1.989%	02/03/2020	#	380,000	371,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.875%	08/15/2017		$460,000	$461,013
Toyota Motor Credit Corp. MTN
1.550%	07/13/2018		1,320,000	1,327,490

				24,993,041

Diversified Financial Services—1.8%
Bank Nederlandse Gemeenten NV (Netherlands)
1.000%	02/12/2018	^	1,910,000	1,910,947
Berkshire Hathaway, Inc.
1.150%	08/15/2018		170,000	169,955
Cooperatieve Rabobank UA (Netherlands)
2.250%	01/14/2019		6,000,000	6,098,202
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		800,000	802,559
1.387%	11/10/2018	#	1,010,000	1,017,705
1.375%	05/10/2019		270,000	269,358
1.250%	11/10/2017		830,000	831,563
1.195%	09/12/2019	#	2,647,000	2,646,656

				13,746,945

Diversified Telecommunication Services—2.1%
AT&T, Inc.
5.500%	02/01/2018		250,000	263,487
2.450%	06/30/2020		4,000,000	4,077,452
2.300%	03/11/2019		1,460,000	1,485,385
1.700%	06/01/2017		3,000,000	3,009,489
SBA Communications Corp.
5.625%	10/01/2019		430,000	442,096
Verizon Communications, Inc.
3.650%	09/14/2018		800,000	835,388
2.625%	02/21/2020		2,350,000	2,418,716
2.606%	09/14/2018	#	3,334,000	3,422,541

				15,954,554

Electric Utilities—1.1%
Electricite de France SA (France)
1.156%	01/20/2017	#^	450,000	450,318
1.150%	01/20/2017	^	790,000	789,569
NextEra Energy Capital Holdings, Inc.
1.649%	09/01/2018		1,557,000	1,563,885
Southern California Edison Co.
1.845%	02/01/2022		1,728,571	1,734,514
Southern Co. (The)
1.550%	07/01/2018		3,689,000	3,704,878
Southern Power Co.
1.850%	12/01/2017		280,000	281,861

				8,525,025

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	470,765

Energy Equipment & Services—0.2%
Cameron International Corp.
1.400%	06/15/2017		400,000	400,040
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	826,742

				1,226,782

Equity Real Estate Investment Trusts (REITs)—0.2%
Liberty Property LP
6.625%	10/01/2017		445,000	465,847
Ventas Realty LP
1.250%	04/17/2017		290,000	289,914

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	$400,000	$410,368
1.750%	09/15/2017	^	330,000	330,675

				1,496,804

Food & Staples Retailing—0.7%
CVS Health Corp.
2.250%	12/05/2018		3,084,000	3,141,119
Kroger Co. (The)
2.200%	01/15/2017		650,000	651,995
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		330,000	331,897
1.750%	05/30/2018		1,377,000	1,385,104

				5,510,115

Food Products—1.7%
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,072,800
Kraft Heinz Foods Co.
2.000%	07/02/2018		6,233,000	6,293,192
1.600%	06/30/2017		1,270,000	1,272,804
Tyson Foods, Inc.
2.650%	08/15/2019		3,104,000	3,184,959
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	678,013
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	201,449
1.400%	10/21/2016	^	200,000	200,056

				12,903,273

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	432,085
1.450%	05/15/2017		1,800,000	1,803,247
Medtronic, Inc.
1.500%	03/15/2018		390,000	391,841
Stryker Corp.
2.000%	03/08/2019		420,000	425,532
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		280,000	286,344
2.000%	04/01/2018		910,000	916,416

				4,255,465

Health Care Providers & Services—1.7%
Aetna, Inc.
1.900%	06/07/2019		1,950,000	1,969,172
1.700%	06/07/2018		2,195,000	2,202,898
Anthem, Inc.
2.375%	02/15/2017		3,430,000	3,442,249
2.300%	07/15/2018		3,000,000	3,040,593
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	570,255
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	788,287
UnitedHealth Group, Inc.
1.900%	07/16/2018		630,000	636,824

				12,650,278

Hotels, Restaurants & Leisure—0.3%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	282,287
McDonald’s Corp. MTN
2.100%	12/07/2018		2,282,000	2,318,083

				2,600,370

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Durables—0.4%
Newell Brands, Inc.
2.600%	03/29/2019		$2,195,000	$2,245,604
2.150%	10/15/2018		360,000	365,300
Whirlpool Corp.
1.650%	11/01/2017		490,000	491,514

				3,102,418

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)
3.842%	06/01/2019	#	370,000	371,850
TransAlta Corp. (Canada)
1.900%	06/03/2017		160,000	160,140

				531,990

Industrial Conglomerates—0.1%
General Electric Co. MTN
6.000%	08/07/2019		600,000	678,231
5.500%	01/08/2020		323,000	365,126

				1,043,357

Insurance—0.7%
American International Group, Inc.
3.300%	03/01/2021		1,639,000	1,721,370
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019		780,000	787,440
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	990,000	1,001,498
Prudential Financial, Inc. MTN
1.597%	08/15/2018	#	600,000	599,022
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	810,000	835,228

				4,944,558

Internet Software & Services—0.4%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	204,312
1.625%	11/28/2017		400,000	401,013
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	504,627
eBay, Inc.
2.500%	03/09/2018		380,000	385,509
IAC/InterActiveCorp
4.875%	11/30/2018		295,000	302,375
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	800,000	802,609

				2,600,445

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	383,395
1.450%	06/05/2017		190,000	190,095

				573,490

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		290,000	293,398
1.300%	02/01/2017		400,000	400,849

				694,247

Machinery—0.3%
CNH Industrial Capital LLC
3.875%	07/16/2018		790,000	805,800
Fortive Corp.
1.800%	06/15/2019	^	280,000	280,953

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Novelis Corp.
6.250%	08/15/2024	^	$300,000	$319,125
5.875%	09/30/2026	^	200,000	205,250
Stanley Black & Decker, Inc.
2.451%	11/17/2018		790,000	807,547

				2,418,675

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	1,007,053

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,020,000
Lions Gate Entertainment Corp. (Canada)
5.250%	08/01/2018		1,120,000	1,195,600
NBCUniversal Enterprise, Inc.
1.365%	04/15/2018	#^	500,000	503,573

				2,719,173

Metals & Mining—0.8%
Freeport-McMoRan, Inc.
2.150%	03/01/2017		490,000	490,613
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	4,485,000	4,492,889
Glencore Funding LLC
2.500%	01/15/2019	^	417,000	418,084
2.040%	01/15/2019	#^	690,000	686,550

				6,088,136

Mortgage Backed—0.2%
BPCE SA MTN (France)
1.473%	06/23/2017	#	490,000	490,903
Santander Bank NA
2.000%	01/12/2018		900,000	900,337

				1,391,240

Multi-Utilities—0.3%
Dominion Resources, Inc.
1.500%	09/30/2018	^	1,765,000	1,764,233
2.962%	07/01/2019		280,000	287,583
Dominion Resources, Inc., Series B
1.600%	08/15/2019		426,000	425,501

				2,477,317

Oil, Gas & Consumable Fuels—4.2%
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,360,000	1,365,532
1.316%	05/10/2018	#	240,000	240,856
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		700,000	699,243
Chevron Corp.
1.790%	11/16/2018		620,000	626,614
1.344%	11/09/2017		1,340,000	1,342,811
CNPC General Capital Ltd. (Virgin Islands, British)
1.717%	05/14/2017	#^	700,000	700,356
Enbridge, Inc. (Canada)
1.289%	06/02/2017	#	420,000	419,170
Energy Transfer Partners LP
2.500%	06/15/2018		1,386,000	1,395,645
Enterprise Products Operating LLC, Series N
6.500%	01/31/2019		2,021,000	2,242,958
Exxon Mobil Corp.
1.708%	03/01/2019		450,000	454,958
1.439%	03/01/2018		470,000	472,063

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hess Corp.
1.300%	06/15/2017		$460,000	$460,004
Kinder Morgan, Inc.
3.050%	12/01/2019		3,310,000	3,384,832
2.000%	12/01/2017		300,000	300,252
Phillips 66
2.950%	05/01/2017		270,000	272,469
Phillips 66 Partners LP
2.646%	02/15/2020		2,000,000	2,016,184
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,018,585
Statoil ASA (Norway)
1.248%	11/08/2018	#	800,000	801,603
1.107%	05/15/2018	#	2,285,000	2,283,768
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018		5,071,000	5,449,068
Total Capital International SA (France)
1.377%	08/10/2018	#	780,000	782,160
TransCanada PipeLines Ltd. (Canada)
1.625%	11/09/2017		4,300,000	4,312,092

				31,041,223

Paper & Forest Products—0.0%
Boise Cascade Co.
5.625%	09/01/2024	^†	250,000	255,000

Pharmaceuticals—2.2%
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		2,603,000	2,689,779
2.100%	03/12/2020	#	820,000	834,211
1.850%	03/01/2017		1,110,000	1,112,927
EMD Finance LLC
1.700%	03/19/2018	^	3,000,000	3,004,638
Merck & Co., Inc.
1.161%	05/18/2018	#	1,120,000	1,124,770
Mylan NV (Netherlands)
2.500%	06/07/2019	^	830,000	837,911
Shire Acquisitions Investments Ireland Designated Activity Co. (Ireland)
1.900%	09/23/2019		3,900,000	3,900,796
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%	07/21/2021		470,000	468,758
1.700%	07/19/2019		970,000	968,462
1.400%	07/20/2018		1,100,000	1,097,068

				16,039,320

Road & Rail—0.5%
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,023,240
JB Hunt Transport Services, Inc.
2.400%	03/15/2019		770,000	777,671
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	345,000	349,759
2.500%	06/15/2019	^	290,000	294,433
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	542,075
SMBC Aviation Capital Finance Designated Activity Co. (Ireland)
2.650%	07/15/2021	^	530,000	531,319

				3,518,497

Semiconductors & Semiconductor Equipment—0.1%
NVIDIA Corp.
2.200%	09/16/2021		660,000	662,770

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	$410,000	$410,789

				1,073,559

Software—0.8%
Autodesk, Inc.
1.950%	12/15/2017		430,000	432,722
Microsoft Corp.
1.100%	08/08/2019		5,676,000	5,660,266

				6,092,988

Specialty Retail—0.1%
AutoZone, Inc.
1.625%	04/21/2019		390,000	391,539

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.
1.700%	02/22/2019		330,000	333,854
1.300%	02/23/2018		250,000	250,787
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%	06/15/2021	^	200,000	212,580
3.480%	06/01/2019	^	3,495,000	3,596,778
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	4,415,000	4,500,554
2.450%	10/05/2017	^	1,520,000	1,532,554
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		780,000	801,918
Western Digital Corp.
10.500%	04/01/2024	^	595,000	691,687

				11,920,712

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	703,697

Tobacco—1.0%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	770,000	776,989
1.360%	06/15/2018	#^	580,000	582,014
Imperial Brands Finance plc (United Kingdom)
2.050%	07/20/2018	^	840,000	846,146
Reynolds American, Inc.
2.300%	08/21/2017		2,877,000	2,902,182
2.300%	06/12/2018		2,600,000	2,638,896

				7,746,227

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		635,000	648,543
GATX Corp.
2.500%	07/30/2019		700,000	709,513

				1,358,056

Wireless Telecommunication Services—0.1%
T-Mobile USA, Inc.
5.250%	09/01/2018		720,000	730,800

TOTAL CORPORATE OBLIGATIONS (Cost $362,909,356)				366,121,524

MORTGAGE-BACKED SECURITIES—12.2%
Commercial Mortgage-Backed Securities—6.4%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.531%	06/17/2031	#^	621,470	619,934
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ
5.421%	10/10/2045		760,000	759,261

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM
5.723%	06/10/2049	#	$1,005,000	$1,025,910
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM
5.910%	06/11/2040	#	1,120,000	1,146,850
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A
1.754%	05/15/2029	#^	1,800,000	1,805,026
CD Mortgage Trust, Series 2007-CD5, Class AM
6.320%	11/15/2044	#	1,514,000	1,567,650
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D
3.635%	05/10/2035	#^	1,170,000	1,176,638
Colony American Homes, Series 2014-1A, Class A
1.681%	05/17/2031	#^	677,338	678,106
Colony American Homes, Series 2014-2A, Class A
1.496%	07/17/2031	#^	1,221,980	1,214,086
Colony American Homes, Series 2015-1A, Class A
1.731%	07/17/2032	#^	2,421,064	2,427,899
COMM Mortgage Trust, Series 2007-C9, Class AJ
5.650%	12/10/2049	#	270,000	277,212
Commercial Mortgage Trust, Series 2007-GG9, Class A4
5.444%	03/10/2039		912,676	914,046
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4
6.134%	09/15/2039	#	1,326,856	1,357,234
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2
4.084%	11/25/2020	#	1,500,000	1,644,665
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2
3.974%	01/25/2021		1,500,000	1,646,575
FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2
2.995%	12/25/2025		1,000,000	1,077,149
FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2
2.086%	03/25/2019		2,000,000	2,035,408
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2
1.869%	11/25/2019		2,000,000	2,032,880
Hilton USA Trust, Series 2013-HLF, Class AFL
1.523%	11/05/2030	#^	1,278,467	1,278,499
Hilton USA Trust, Series 2013-HLT, Class CFX
3.714%	11/05/2030	^	1,645,000	1,647,059
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7
3.914%	08/05/2034	^	976,000	1,033,657
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A
1.781%	11/15/2029	#^	550,000	550,880
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E
4.324%	11/15/2029	#^	600,000	596,335
Invitation Homes Trust, Series 2013-SFR1, Class A
1.681%	12/17/2030	#^	889,544	890,034
Invitation Homes Trust, Series 2014-SFR1, Class A
1.531%	06/17/2031	#^	3,485,369	3,478,425
Invitation Homes Trust, Series 2014-SFR2, Class A
1.631%	09/17/2031	#^	2,172,772	2,170,917
Invitation Homes Trust, Series 2015-SFR3, Class A
1.831%	08/17/2032	#^	888,229	893,505
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4
5.440%	06/12/2047		465,478	467,873
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	1,458,012	1,496,260

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.774%	01/15/2032	#^	$1,600,000	$1,600,025
LB Commercial Mortgage Trust, Series 2007-C3, Class AM
6.114%	07/15/2044	#	830,000	848,455
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ
5.484%	02/15/2040		370,000	370,927
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		850,169	857,285
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
6.114%	07/15/2040	#	750,000	775,884
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM
6.368%	09/15/2045	#	220,000	229,596
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.692%	04/15/2049	#	480,000	485,289
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AM
6.255%	12/12/2049	#	920,000	953,657
Morgan Stanley Capital I Trust, Series 2007-T25, Class AM
5.544%	11/12/2049	#	950,000	957,737
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.342%	12/15/2043		428,000	430,766
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM
5.383%	12/15/2043		880,000	887,960
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ
6.158%	02/15/2051	#	330,000	330,850
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A
1.858%	06/15/2029	#^	1,100,000	1,100,568

				47,738,972

Non-Agency Mortgage-Backed Securities—5.1%
Alternative Loan Trust, Series 2006-39CB, Class 1A10
6.000%	01/25/2037		703,967	678,444
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.975%	01/25/2035	#	191,953	191,259
CHL Mortgage Pass-Through Trust, Series 2004-11, Class 2A1
2.648%	07/25/2034	#	576,640	576,647
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,026,448	973,230
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.975%	11/25/2023	#	406,694	408,298
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.575%	03/25/2025	#	100,945	100,993
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.675%	05/25/2028	#	342,213	342,690
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M1
1.775%	10/25/2028	#	977,197	979,904
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M1
2.275%	09/25/2028	#	1,815,431	1,823,946
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.525%	10/25/2023	#	611,289	619,158
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.125%	01/25/2024	#	784,516	790,722
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.475%	05/25/2024	#	800,550	801,610

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.725%	07/25/2024	#	$796,531	$798,493
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.675%	09/25/2028	#	965,079	979,116
GSAMP Trust, Series 2004-SEA2, Class M1
1.175%	03/25/2034	#	406,963	407,985
GSAMP Trust, Series 2005-HE3, Class M2
1.530%	06/25/2035	#	1,533,374	1,516,111
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	2,017,958	2,049,725
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.685%	12/25/2034	#	638,724	639,646
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2004-AR4, Class M1
1.125%	12/25/2034	#	1,341,011	1,256,670
Nomura Resecuritization Trust, Series 2015-2R, Class 5A1
1.259%	04/26/2047	#^	580,507	552,950
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	422,510	426,436
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	32,902	32,931
Sequoia Mortgage Trust, Series 2012-4, Class A1
3.500%	09/25/2042	#	1,055,345	1,091,842
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	533,936	521,214
Sequoia Mortgage Trust, Series 2013-1, Class 2A1
1.855%	02/25/2043	#	1,258,885	1,237,748
Sequoia Mortgage Trust, Series 2013-4, Class A1
2.325%	04/25/2043	#	805,360	801,650
Sequoia Mortgage Trust, Series 2013-4, Class A2
2.500%	04/25/2043	#	1,399,824	1,403,165
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	684,457	666,309
Sequoia Mortgage Trust, Series 2013-8, Class A2
2.250%	06/25/2043	#	374,233	374,482
Sequoia Mortgage Trust, Series 2014-3, Class A8
4.000%	10/25/2044	#^	1,041,764	1,086,191
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	489,701	490,151
Springleaf Mortgage Loan Trust, Series 2013-1A, Class M1
2.310%	06/25/2058	#^	206,000	205,757
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	282,525	281,947
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1
3.520%	12/25/2065	#^	374,000	376,577
Springleaf Mortgage Loan Trust, Series 2013-3A, Class A
1.870%	09/25/2057	#^	1,571,465	1,575,409
Structured Asset Investment Loan Trust, Series 2004-11, Class M1
1.455%	01/25/2035	#	746,000	689,776
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1
1.191%	10/19/2034	#	446,379	428,796
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 5A4
2.956%	11/25/2033	#	468,590	472,735
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A
2.771%	03/25/2034	#	1,185,045	1,189,305
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2
2.780%	06/25/2034	#	1,145,438	1,155,999
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
0.815%	10/25/2045	#	1,274,521	1,214,171

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A
0.755%	04/25/2045	#	$1,130,306	$1,068,773
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR9, Class A1A
1.165%	07/25/2045	#	648,645	619,540
Wells Fargo Mortgage Backed Securities Trust, Series 2003-H, Class A1
3.026%	09/25/2033	#	528,793	527,687
Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1
2.868%	02/25/2034	#	1,022,702	1,031,466
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
3.015%	09/25/2034	#	495,290	455,135
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A15
5.750%	08/25/2035		36,018	36,048
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4
2.956%	05/01/2035	#	711,437	740,332
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
2.840%	03/25/2035	#	455,569	460,313
Wells Fargo Mortgage Backed Securities Trust, Series 2006-13, Class A5
6.000%	10/25/2036		954,483	963,570

				38,113,052

U.S. Government Agency Mortgage-Backed Securities—0.7%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	506,736	522,442
Federal National Mortgage Association
3.050%	06/01/2041	#	446,251	463,667
2.971%	07/01/2041	#	1,193,283	1,262,054
2.665%	09/01/2034	#	69,625	74,192
2.652%	09/01/2034	#	47,920	50,414
2.335%	10/01/2034	#	525,120	558,161
2.075%	10/01/2034	#	88,741	93,209
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
1.079%	12/08/2020	#	2,090,159	2,094,638

				5,118,777

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $90,800,661)				90,970,801

U.S. TREASURY OBLIGATIONS—14.0%
U.S. Treasury Notes—14.0%
U.S. Treasury Note
1.375%	04/30/2021		4,200,000	4,244,625
1.250%	12/15/2018 - 04/30/2019		20,185,000	20,390,031
1.125%	01/15/2019 - 07/31/2021		10,500,000	10,514,696
1.000%	12/31/2017 - 03/15/2019		40,776,000	40,944,285
0.875%	01/15/2018 - 06/15/2019		26,192,000	26,243,123
0.625%	06/30/2018		2,500,000	2,494,630

				104,831,390

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,738,460)				104,831,390

GOVERNMENT RELATED OBLIGATIONS—3.1%
U.S. Government Agencies—0.9%
Federal Home Loan Mortgage Corp.
0.875%	07/19/2019		2,686,000	2,677,727

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal National Mortgage Association
1.000%	02/26/2019		$3,920,000	$3,926,954

				6,604,681

Non-U.S. Government Agencies—0.5%
Kommuninvest I Sverige AB (Sweden)
1.500%	04/23/2019	^	2,910,000	2,937,386
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	700,579

				3,637,965

Sovereign Debt—0.2%
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	1,410,000	1,414,144

Supranational—0.4%
Asian Development Bank MTN
1.000%	08/16/2019		2,880,000	2,874,378

U.S. Municipal Bonds—1.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		700,000	703,850
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,287,688
New York State Housing Finance Agency Revenue Bonds, Series A (New York)
0.800%	05/01/2044	#	2,555,000	2,555,000
State of Illinois General Obligation Bonds (Illinois)
5.877%	03/01/2019		1,830,000	1,984,177

				8,530,715

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $22,698,536)				23,061,883

ASSET-BACKED SECURITIES—18.5%
Automobiles—3.7%
AmeriCredit Automobile Receivables
Series 2016-1, Class A2B
1.267%	06/10/2019	#	710,830	712,410
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class A3
1.150%	06/10/2019		373,910	374,039
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D
3.130%	10/08/2020		1,275,000	1,299,630
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class A2A
0.830%	09/10/2018		330,975	330,916
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A
1.070%	01/08/2019		176,486	176,508
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A2A
1.420%	10/08/2019		871,000	872,214
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B
2.210%	05/10/2021		1,100,000	1,112,995
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class C
2.870%	11/08/2021		320,000	328,603

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018		$330,000	$330,357
Capital Auto Receivables Asset Trust
Series 2016-2, Class B
2.110%	03/22/2021		230,000	231,859
Capital Auto Receivables Asset Trust
Series 2016-2, Class C
2.420%	06/21/2021		460,000	461,817
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020		3,515,000	3,525,075
Drive Auto Receivables Trust
Series 2016-BA, Class A3
1.670%	07/15/2019	^	440,000	439,414
Drive Auto Receivables Trust
Series 2016-BA, Class B
2.560%	06/15/2020	^	390,000	393,687
Drive Auto Receivables Trust
Series 2016-BA, Class C
3.190%	07/15/2022	^	810,000	824,863
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.100%	09/15/2019		4,191,909	4,193,650
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.680%	09/15/2023		870,000	871,165
Santander Drive Auto Receivables Trust
Series 2014-1, Class B
1.590%	10/15/2018		74,260	74,297
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%	08/17/2020		290,000	294,579
Santander Drive Auto Receivables Trust
Series 2014-5, Class A3
1.150%	01/15/2019		446,080	446,179
Santander Drive Auto Receivables Trust
Series 2015-1, Class D
3.240%	04/15/2021		450,000	460,477
Santander Drive Auto Receivables Trust
Series 2015-2, Class D
3.020%	04/15/2021		755,000	769,085
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.020%	09/17/2018		100,924	100,930
Santander Drive Auto Receivables Trust
Series 2015-4, Class A3
1.580%	09/16/2019		780,000	781,468
Santander Drive Auto Receivables Trust
Series 2015-5, Class A2A
1.120%	12/17/2018		582,542	582,775
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A
1.410%	07/15/2019		1,014,111	1,014,053
Santander Drive Auto Receivables Trust
Series 2016-2, Class A2A
1.380%	07/15/2019		570,000	570,941
Santander Drive Auto Receivables Trust
Series 2016-2, Class C
2.660%	11/15/2021		880,000	894,433
Toyota Auto Receivables Owner Trust
Series 2014-B, Class A4
1.310%	09/16/2019		400,000	401,013

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.910%	10/22/2018		$3,052,332	$3,049,465
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.570%	06/17/2019	^	510,000	510,538
Westlake Automobile Receivables Trust
Series 2016-2A, Class B
2.300%	11/15/2019	^	970,000	980,807
Westlake Automobile Receivables Trust
Series 2016-2A, Class D
4.100%	06/15/2021	^	480,000	491,333

				27,901,575

Collateralized Loan Obligation—0.8%
ARES XXVI CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A
1.780%	04/15/2025	#^	750,000	748,161
Dryden 37 Senior Loan Fund (Cayman Islands)
Series 2015-37A, Class A
2.180%	04/15/2027	#^	1,680,000	1,684,430
Octagon Investment Partners XXI Ltd. (Cayman Islands)
Series 2014-1A, Class A1A
2.287%	11/14/2026	#^	1,200,000	1,200,022
Seneca Park CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A
2.159%	07/17/2026	#^	600,000	600,023
Treman Park CLO Ltd. (Cayman Islands)
Series 2015-1A, Class A
2.196%	04/20/2027	#^	1,525,000	1,525,545

				5,758,181

Credit Card—8.6%
American Express Credit Account Master Trust
Series 2014-1, Class A
0.894%	12/15/2021	#	5,989,000	6,015,831
BA Credit Card Trust
Series 2014-A1, Class A
0.904%	06/15/2021	#	5,600,000	5,622,819
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.874%	03/16/2020	#	2,195,000	2,195,219
Cabela’s Credit Card Master Note Trust
Series 2014-2, Class A
0.974%	07/15/2022	#	2,531,000	2,518,911
Capital One Multi-Asset Execution Trust
Series 2007-A5, Class A5
0.564%	07/15/2020	#	4,900,000	4,896,400
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,192,425
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3
0.904%	01/18/2022	#	1,800,000	1,805,874
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%	04/15/2022		3,600,000	3,610,856
Chase Issuance Trust
Series 2007-B1, Class B1
0.774%	04/15/2019	#	1,500,000	1,499,200
Chase Issuance Trust
Series 2013-A9, Class A
0.944%	11/16/2020	#	9,000,000	9,041,504

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Chase Issuance Trust
Series 2015-A7, Class A7
1.620%	07/15/2020		$2,250,000	$2,269,539
Citibank Credit Card Issuance Trust
Series 2008-A2, Class A2
1.696%	01/23/2020	#	3,300,000	3,343,334
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	782,365
Discover Card Execution Note Trust
Series 2013-A6, Class A6
0.974%	04/15/2021	#	5,558,000	5,585,661
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.954%	07/15/2021	#	3,200,000	3,214,911
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A
0.974%	03/15/2020	#	5,720,000	5,727,556
Synchrony Credit Card Master Note Trust
Series 2012-6, Class A
1.360%	08/17/2020		1,120,000	1,122,417
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021		2,315,000	2,326,371

				63,771,193

Home Equity—2.0%
Accredited Mortgage Loan Trust
Series 2004-4, Class A2C
1.525%	01/25/2035	#	758,236	738,438
Accredited Mortgage Loan Trust
Series 2006-1, Class A3
0.705%	04/25/2036	#	238,270	238,145
Aegis Asset Backed Securities Trust
Series 2005-1, Class M2
1.025%	03/25/2035	#	87,223	87,139
Ameriquest Mortgage Securities, Inc.
Series 2005-R11, Class M1
0.975%	01/25/2036	#	300,000	286,470
Ameriquest Mortgage Securities, Inc.
Series 2005-R2, Class M2
1.245%	04/25/2035	#	247,444	245,811
Ameriquest Mortgage Securities, Inc.
Series 2005-R7, Class M2
1.025%	09/25/2035	#	1,770,000	1,660,790
Ameriquest Mortgage Securities, Inc.
Series 2005-R8, Class M1
0.995%	10/25/2035	#	1,145,116	1,137,266
Bear Stearns Asset Backed Securities I Trust
Series 2004-BO1, Class M2
1.275%	10/25/2034	#	7,127	7,141
First Franklin Mortgage Loan Trust
Series 2005-FF6, Class M2
1.185%	05/25/2036	#	200,000	197,020
Home Equity Asset Trust
Series 2005-2, Class M3
1.290%	07/25/2035	#	2,492	2,498
Home Equity Asset Trust
Series 2006-1, Class 2A4
0.855%	04/25/2036	#	2,595	2,596
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3
5.770%	09/25/2035	^	1,057,740	1,074,842

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
JP Morgan Mortgage Acquisition Corp.
Series 2005-WMC1, Class M1
1.155%	09/25/2035	#	$39,579	$39,450
Long Beach Mortgage Loan Trust
Series 2005-1, Class M2
1.320%	02/25/2035	#	596,710	597,247
Mastr Asset Backed Securities Trust
Series 2004-OPT2, Class A2
1.225%	09/25/2034	#	1,012,108	935,249
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1, Class M1
0.745%	08/25/2036	#	1,260,000	1,249,836
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE7, Class M1
1.425%	08/25/2034	#	870,901	834,288
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE5, Class M1
1.155%	09/25/2035	#	40,083	40,043
New Century Home Equity Loan Trust
Series 2005-3, Class M2
1.015%	07/25/2035	#	870,000	859,229
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2
1.470%	02/25/2035	#	330,110	329,921
Park Place Securities, Inc.
Series 2005-WCW2, Class M1
1.025%	07/25/2035	#	169,745	168,615
Park Place Securities, Inc.
Series 2005-WHQ1, Class M2
1.275%	03/25/2035	#	3,909	3,920
Soundview Home Loan Trust
Series 2006-1, Class A3
0.715%	02/25/2036	#	304,998	304,737
Structured Asset Securities Corp.
Series 2005-WF1, Class A3
1.185%	02/25/2035	#	289,944	285,417
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A3
0.675%	09/25/2036	#	1,162,013	1,025,702
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF1, Class M2
0.865%	02/25/2036	#	500,000	463,675
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF3, Class A1
0.665%	09/25/2036	#	631,758	621,271
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-BC1, Class A4
0.655%	02/25/2037	#	839,238	771,482
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-3, Class M2
0.955%	11/25/2035	#	326,441	325,787

				14,534,025

Manufactured Housing—0.8%
Conseco Financial Corp.
Series 1995-6, Class B1
7.700%	09/15/2026		375,559	398,038
Conseco Financial Corp.
Series 1997-8, Class A
6.780%	10/15/2027		666,809	692,927
Conseco Financial Corp.
Series 1998-2, Class A5
6.240%	12/01/2028	#	192,034	200,994

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Conseco Financial Corp.
Series 1998-4, Class A6
6.530%	04/01/2030	#	$1,111,920	$1,188,060
Conseco Financial Corp.
Series 1998-6, Class A8
6.660%	06/01/2030		730,854	784,917
Greenpoint Manufactured Housing
Series 1999-5, Class M1A
8.300%	10/15/2026	#	492,019	544,353
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A4
5.270%	04/15/2040		298,068	308,101
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A, Class B1
3.775%	03/25/2032	#	971,603	985,729
Origen Manufactured Housing Contract Trust
Series 2002-A, Class M1
7.870%	05/15/2032	#	785,202	852,523

				5,955,642

Other—2.6%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018		518,916	518,838
CNH Equipment Trust
Series 2015-B, Class A3
1.370%	07/15/2020		7,400,000	7,414,193
CWHEQ Revolving Home Equity Loan Trust
Series 2006-I, Class 2A
0.664%	01/15/2037	#	1,099,834	990,900
FBR Securitization Trust
Series 2005-2, Class M1
1.245%	09/25/2035	#	638,740	635,332
FFMLT Trust
Series 2005-FF8, Class M1
1.015%	09/25/2035	#	1,036,554	1,022,457
Global SC Finance II SRL (Barbados)
Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,504,000	1,461,283
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,268
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017	^	484,339	484,307
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019	^	3,095,000	3,098,324
Specialty Underwriting & Residential Finance Trust
Series 2005-BC1, Class M3
1.605%	12/25/2035	#	237,881	228,540
TAL Advantage V LLC
Series 2014-2A, Class A1
1.700%	05/20/2039	^	1,214,924	1,201,124
Trade MAPS 1 Ltd. (Ireland)
Series 2013-1A, Class A
1.218%	12/10/2018	#^	1,800,000	1,797,158
Verizon Owner Trust
Series 2016-1A, Class A
1.420%	01/20/2021	^	500,000	501,775

				19,604,499

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.0%
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.805%	06/25/2021	#^	$144,449	$144,199

TOTAL ASSET-BACKED SECURITIES
(Cost $137,171,228)				137,669,314

			Shares	Value
MONEY MARKET FUNDS—2.7%
Institutional Money Market Funds—2.7%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%		††¥	20,000	20,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥	19,957,981	19,957,981
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%		††¥	20,000	20,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%		††¥	20,000	20,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%		††¥	20,000	20,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%		††¥	16,255	16,255

TOTAL MONEY MARKET FUNDS (Cost $20,054,236)				20,054,236

TOTAL INVESTMENTS—99.6% (Cost $738,372,477)				742,709,148
Other assets less liabilities—0.4%				3,133,447

NET ASSETS—100.0%				$745,842,595

Legend to the Schedule of Investments:

CLO	Collateralized Loan Obligation
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $124,400,526, which represents 16.7% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 0.9% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,001,406)
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—5.6%
Aerospace & Defense—0.0%
KLX, Inc.
5.875%	12/01/2022	^	$156,000	$162,240

Auto Components—0.0%
Allison Transmission, Inc.
5.000%	10/01/2024	^	155,000	159,262

Automobiles—0.0%
General Motors Co.
3.500%	10/02/2018		154,000	158,827

Banks—1.1%
Bank of America Corp. MTN
5.625%	07/01/2020		230,000	258,409
4.000%	04/01/2024		255,000	275,238
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	150,000	162,656
BNP Paribas SA (France)
4.375%	05/12/2026	^	200,000	207,232
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		230,000	257,495
Citigroup, Inc.
3.300%	04/27/2025		270,000	278,244
Credit Agricole SA (France)
4.375%	03/17/2025	^	200,000	204,862
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	561,479
2.375%	01/13/2017		700,000	701,021
JPMorgan Chase & Co.
3.875%	02/01/2024		250,000	269,834
3.200%	01/25/2023		265,000	276,563
JPMorgan Chase & Co. MTN
2.295%	08/15/2021		105,000	105,286
Lloyds Banking Group plc (United Kingdom)
3.100%	07/06/2021		370,000	378,446
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.722%	03/01/2021	#	257,000	266,494
PNC Bank NA MTN
3.250%	06/01/2025		300,000	316,187
Santander Holdings USA, Inc.
2.650%	04/17/2020		267,000	268,825
Santander UK plc (United Kingdom)
5.000%	11/07/2023	^	200,000	209,111
Societe Generale SA (France)
5.200%	04/15/2021	^	235,000	267,831
Standard Chartered plc, Perpetual Bond (United Kingdom)
6.409%	01/30/2017	#^†	200,000	194,500
UBS Group Funding Jersey Ltd. (Jersey)
2.453%	04/14/2021	#^†	200,000	205,037

				5,664,750

Biotechnology—0.1%
AbbVie, Inc.
3.600%	05/14/2025		172,000	180,110
Biogen, Inc.
3.625%	09/15/2022		133,000	142,646
Celgene Corp.
3.875%	08/15/2025		105,000	112,473
Gilead Sciences, Inc.
3.650%	03/01/2026		102,000	109,914

				545,143

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Capital Markets—0.2%
Goldman Sachs Group, Inc. (The)
2.350%	11/15/2021		$97,000	$96,891
Goldman Sachs Group, Inc. (The) MTN
2.429%	11/29/2023	#	103,000	104,854
ING Bank NV (Netherlands)
2.625%	12/05/2022	^	300,000	311,354
Morgan Stanley
2.650%	01/27/2020		260,000	265,895
Morgan Stanley, Series F
3.875%	04/29/2024		255,000	273,168
S&P Global, Inc.
4.400%	02/15/2026		191,000	213,836

				1,265,998

Chemicals—0.1%
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		230,000	274,743

Communications Equipment—0.0%
Motorola Solutions, Inc.
7.500%	05/15/2025		205,000	248,414

Consumer Finance—0.2%
Ford Motor Credit Co. LLC
6.625%	08/15/2017		700,000	730,695
5.875%	08/02/2021		225,000	257,113
Navient Corp.
6.625%	07/26/2021		60,000	60,600
Navient Corp. MTN
7.250%	01/25/2022		95,000	97,256

				1,145,664

Containers & Packaging—0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%	10/15/2020		58,000	59,885

Diversified Financial Services—0.1%
Cooperatieve Rabobank UA (Netherlands)
4.375%	08/04/2025		250,000	264,303
Nationwide Building Society (United Kingdom)
4.000%	09/14/2026	^	260,000	259,341

				523,644

Diversified Telecommunication Services—0.3%
AT&T, Inc.
5.875%	10/01/2019		230,000	257,504
5.150%	03/15/2042		160,000	174,242
3.000%	02/15/2022		265,000	273,960
CenturyLink, Inc., Series S
6.450%	06/15/2021		79,000	85,024
CenturyLink, Inc., Series Y
7.500%	04/01/2024		70,000	74,900
Sprint Capital Corp.
6.900%	05/01/2019		300,000	310,875
Verizon Communications, Inc.
4.600%	04/01/2021		240,000	267,316

				1,443,821

Electric Utilities—0.1%
Entergy Corp.
4.000%	07/15/2022		131,000	142,285

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Exelon Corp.
2.850%	06/15/2020		$345,000	$358,033

				500,318

Energy Equipment & Services—0.1%
Diamond Offshore Drilling, Inc.
3.450%	11/01/2023	†	275,000	240,730
Schlumberger Holdings Corp.
3.000%	12/21/2020	^	175,000	182,585

				423,315

Equity Real Estate Investment Trusts (REITs)—0.1%
American Tower Corp.
4.700%	03/15/2022		250,000	278,212

Food & Staples Retailing—0.1%
CVS Health Corp.
3.875%	07/20/2025		186,000	202,853
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		263,000	282,795

				485,648

Food Products—0.2%
Grupo Bimbo SAB de CV (Mexico)
3.875%	06/27/2024	^	255,000	265,151
Kraft Heinz Foods Co.
3.500%	07/15/2022		137,000	145,773
2.800%	07/02/2020		105,000	108,909
Tyson Foods, Inc.
2.650%	08/15/2019		260,000	266,781

				786,614

Health Care Equipment & Supplies—0.1%
Becton Dickinson and Co.
3.734%	12/15/2024		255,000	277,029

Health Care Providers & Services—0.1%
HCA, Inc.
6.500%	02/15/2020		145,000	160,950
Laboratory Corp. of America Holdings
3.600%	02/01/2025		265,000	278,855

				439,805

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.
4.250%	03/01/2022		245,000	260,734

Household Durables—0.1%
Newell Brands, Inc.
3.850%	04/01/2023		75,000	79,947
3.150%	04/01/2021		257,000	268,034

				347,981

Household Products—0.0%
Spectrum Brands, Inc.
5.750%	07/15/2025		155,000	168,175

Insurance—0.2%
Hartford Financial Services Group, Inc. (The)
5.125%	04/15/2022		235,000	267,280
Lincoln National Corp.
4.000%	09/01/2023		255,000	272,226
MetLife, Inc., Series D
4.368%	09/15/2023		245,000	271,750
Nationwide Mutual Insurance Co.
9.375%	08/15/2039	^	70,000	111,029

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Prudential Financial, Inc.
5.375%	05/15/2045	#	$265,000	$276,925

				1,199,210

Internet Software & Services—0.0%
eBay, Inc.
3.800%	03/09/2022		68,000	72,806

IT Services—0.0%
Fidelity National Information Services, Inc.
5.000%	10/15/2025		3,000	3,427
3.500%	04/15/2023		37,000	38,879

				42,306

Machinery—0.0%
SPX FLOW, Inc.
5.875%	08/15/2026	^	34,000	34,468
5.625%	08/15/2024	^	34,000	34,595

				69,063

Media—0.2%
21st Century Fox America, Inc.
6.150%	02/15/2041		215,000	273,683
4.500%	02/15/2021		240,000	266,386
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%	07/23/2025	^	140,000	154,700
Time Warner, Inc.
3.550%	06/01/2024		260,000	276,669
Viacom, Inc.
4.375%	03/15/2043		114,000	105,054

				1,076,492

Metals & Mining—0.1%
Glencore Funding LLC
4.000%	04/16/2025	^	275,000	269,344
Newmont Mining Corp.
4.875%	03/15/2042		240,000	253,814

				523,158

Multiline Retail—0.0%
Kohl’s Corp.
5.550%	07/17/2045		90,000	88,558

Multi-Utilities—0.1%
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		215,000	286,466

Oil, Gas & Consumable Fuels—1.0%
BP Capital Markets plc (United Kingdom)
3.814%	02/10/2024		255,000	275,587
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		53,000	56,931
3.000%	08/15/2022		14,000	13,330
Chevron Corp.
2.411%	03/03/2022		266,000	272,066
ConocoPhillips
6.000%	01/15/2020		220,000	248,273
Energy Transfer Partners LP
4.050%	03/15/2025		270,000	268,269
EnLink Midstream Partners LP
4.400%	04/01/2024		255,000	249,399
Enterprise Products Operating LLC
2.550%	10/15/2019		260,000	264,858
Hess Corp.
4.300%	04/01/2027		179,000	180,765

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kinder Morgan Energy Partners LP
3.950%	09/01/2022		$265,000	$277,187
Kinder Morgan, Inc.
2.000%	12/01/2017		1,900,000	1,901,594
Petrobras Global Finance BV (Netherlands)
5.750%	01/20/2020		210,000	216,930
4.875%	03/17/2020		200,000	201,000
Plains All American Pipeline LP/PAA Finance Corp.
3.600%	11/01/2024		190,000	184,420
Reliance Holding USA, Inc.
5.400%	02/14/2022	^	250,000	281,985
Sabine Pass Liquefaction LLC
5.000%	03/15/2027	^	133,000	136,657
Spectra Energy Partners LP
4.600%	06/15/2021		240,000	260,837

				5,290,088

Pharmaceuticals—0.7%
Actavis Funding SCS (Luxembourg)
3.800%	03/15/2025		260,000	275,657
3.450%	03/15/2022		500,000	525,553
1.850%	03/01/2017		1,900,000	1,905,010
Perrigo Finance Unlimited Co. (Ireland)
3.500%	12/15/2021		257,000	265,953
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
3.150%	10/01/2026		135,000	135,914
2.800%	07/21/2023		196,000	196,805
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	150,000	129,563

				3,434,455

Road & Rail—0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%	03/15/2025	^†	87,000	83,846

Semiconductors & Semiconductor Equipment—0.1%
KLA-Tencor Corp.
4.650%	11/01/2024		259,000	285,085
Lam Research Corp.
2.800%	06/15/2021		40,000	41,101
Micron Technology, Inc.
7.500%	09/15/2023	^	67,000	74,587

				400,773

Specialty Retail—0.0%
Sonic Automotive, Inc.
5.000%	05/15/2023		160,000	158,400

Technology Hardware, Storage & Peripherals—0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%	06/15/2024	^	109,000	119,957
4.420%	06/15/2021	^	260,000	272,014
Western Digital Corp.
7.375%	04/01/2023	^	146,000	160,965

				552,936

Textiles, Apparel & Luxury Goods—0.0%
Hanesbrands, Inc.
4.625%	05/15/2024	^	64,000	66,000

Tobacco—0.1%
Altria Group, Inc.
2.625%	01/14/2020		259,000	268,140

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Reynolds American, Inc.
4.000%	06/12/2022		$184,000	$200,145

				468,285

TOTAL CORPORATE OBLIGATIONS (Cost $28,636,867)				29,433,064

MORTGAGE-BACKED SECURITIES—2.7%
Commercial Mortgage-Backed Securities—1.3%
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369%	03/13/2035	^	350,000	372,205
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D
5.039%	09/10/2045	#^	153,160	145,800
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D
4.603%	04/10/2046	#^	130,000	125,811
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		520,000	546,219
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048		17,160	17,147
COMM Mortgage Trust, Series 2015-CR22, Class A5
3.309%	03/10/2048		390,000	414,197
COMM Mortgage Trust, Series 2015-CR25, Class A4
3.759%	08/10/2048		350,000	385,101
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3
5.542%	01/15/2049	#	5,231	5,232
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%	08/15/2048		188,608	207,372
GS Mortgage Securities Trust, Series 2007-GG10, Class A4
5.988%	08/10/2045	#	239,246	243,149
GS Mortgage Securities Trust, Series 2012-GC6, Class D
5.847%	01/10/2045	#^	136,431	136,454
GS Mortgage Securities Trust, Series 2013-G1, Class A2
3.557%	04/10/2031	#^	196,205	203,029
GS Mortgage Securities Trust, Series 2014-GC18, Class D
5.110%	01/10/2047	#^	164,000	140,696
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ
5.480%	05/15/2045	#	15,657	15,714
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM
5.372%	05/15/2047		113,200	113,557
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A
5.439%	01/15/2049		332,901	335,815
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A
1.444%	06/15/2029	#^	262,000	260,786
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A
2.224%	07/15/2036	#^	259,000	260,807
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.801%	08/15/2048		185,000	203,496
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C
4.819%	11/15/2048	#	169,800	162,650
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ
5.452%	09/15/2039	#	82,430	76,975
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2
2.729%	04/20/2048	#^	210,567	213,616
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2
2.579%	03/10/2049	#^	144,933	144,641
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ
5.802%	08/12/2043	#	7,330	7,327

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class D
5.000%	07/15/2056		$105,000	$106,680
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4
3.809%	12/15/2048		875,000	969,836
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4
3.055%	10/10/2048		119,514	123,496
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E
6.266%	01/10/2045	#^	70,000	76,836
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4
3.789%	12/15/2047		350,000	383,251
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C
4.620%	12/15/2047	#	164,600	165,988
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class C
4.452%	11/15/2049	‡	165,000	165,146
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D
4.961%	11/15/2045	#^	102,562	101,594

				6,830,623

Non-Agency Mortgage-Backed Securities—1.2%
Bellemeade Re II Ltd., Series 2016-1A, Class M2B
7.025%	04/25/2026	#^	155,500	157,160
Bellemeade Re Ltd., Series 2015-1A, Class M1
3.025%	07/25/2025	#^	39,664	39,763
COLT Mortgage Loan Trust, Series 2016-1, Class A1
3.000%	05/25/2046	^	467,154	471,125
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3
4.525%	08/25/2024	#	250,000	261,883
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3
5.075%	10/25/2024	#	250,000	265,457
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3
4.275%	09/25/2024	#	250,000	259,298
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.275%	10/25/2024	#	250,000	267,488
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
3.125%	12/25/2027	#	431,232	440,426
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3
5.225%	04/25/2028	#	250,000	265,658
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
3.175%	03/25/2028	#	310,600	317,984
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3
5.325%	05/25/2028	#	250,000	267,921
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3
6.075%	07/25/2028	#	250,000	275,235
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3
5.175%	10/25/2028	#	250,000	263,315
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
4.324%	03/25/2029	#	250,000	252,282
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M3
6.875%	09/25/2028	#	250,000	282,149

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C01, Class 2M2
5.075%	02/25/2025	#	$170,551	$177,965
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 1M2
4.525%	05/25/2025	#	180,000	187,411
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 2M2
4.525%	05/25/2025	#	165,000	171,975
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M1
2.025%	07/25/2025	#	64,633	64,796
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2
5.525%	07/25/2025	#	85,000	90,820
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 2M2
5.525%	07/25/2025	#	215,300	231,182
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2
6.225%	04/25/2028	#	65,218	71,041
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 2M2
6.075%	04/25/2028	#	103,770	112,386
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C01, Class 1M2
7.275%	08/25/2028	#	184,330	209,790
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C01, Class 2M2
7.475%	08/25/2028	#	144,404	164,399
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M2
6.525%	09/25/2028	#	100,900	111,635
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C03, Class 1M2
5.825%	10/25/2028	#	44,000	47,384
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C03, Class 2M2
6.425%	10/25/2028	#	132,000	144,252
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C04, Class 1M2
4.775%	01/25/2029	#	54,000	55,597
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C05, Class 2M2
4.975%	01/25/2029	#	71,556	74,016
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M1
3.275%	11/25/2025	#^	54,263	54,374
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1
3.375%	11/25/2025	#^	70,579	70,729

				6,126,896

U.S. Government Agency Mortgage-Backed Securities—0.2%
Federal Home Loan Mortgage Corp. REMICS, Series 3311, Class IE
5.886%	05/15/2037	#	539,746	117,544
Federal National Mortgage Association REMICS, Series 2011-15, Class SA
6.535%	03/25/2041	#	592,086	150,287
Federal National Mortgage Association REMICS, Series 2011-63, Class SW
6.155%	07/25/2041	#	759,093	158,728
Federal National Mortgage Association REMICS, Series 2015-33, Class AI
5.000%	06/25/2045		774,872	139,136

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association REMICS, Series 2015-66, Class AS
5.725%	09/25/2045		#	$726,187	$150,211
Federal National Mortgage Association REMICS, Series 2016-11, Class SG
5.625%	03/25/2046		#	788,979	151,605
Federal National Mortgage Association REMICS, Series 2016-19, Class SA
5.575%	04/25/2046		#	844,050	156,421
Government National Mortgage Association, Series 2016-108, Class SM
5.568%	08/20/2046		#	598,732	167,407

					1,191,339

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,704,382)					14,148,858

U.S. TREASURY OBLIGATIONS—87.0%
U.S. Treasury Bonds—0.0%
U.S. Treasury Bond
2.250%	08/15/2046			160,000	157,106

U.S. Treasury Inflation Protected Securities Bonds—36.9%
U.S. Treasury Bond
3.875%	04/15/2029		‡‡	5,320,000	11,233,599
3.625%	04/15/2028			6,173,000	12,694,421
3.375%	04/15/2032			1,773,100	3,531,646
2.500%	01/15/2029			18,667,000	26,589,939
2.375%	01/15/2025 01/15/2027	-		30,293,400	44,987,007
2.125%	02/15/2040 02/15/2041	-		10,860,100	16,079,833
2.000%	01/15/2026			12,751,400	18,174,195
1.750%	01/15/2028			12,243,000	16,476,229
1.375%	02/15/2044			13,969,000	17,135,511
1.000%	02/15/2046			4,196,000	4,715,651
0.750%	02/15/2042 02/15/2045	-		16,735,800	18,300,134
0.625%	02/15/2043			2,760,000	2,902,051

					192,820,216

U.S. Treasury Inflation Protected Securities Notes—50.1%
U.S. Treasury Note
1.375%	07/15/2018 01/15/2020	-		5,864,800	6,913,180
1.250%	07/15/2020			5,375,000	6,340,031
1.125%	01/15/2021			6,300,000	7,380,790
0.625%	07/15/2021 01/15/2026	-		47,528,500	52,470,314
0.375%	07/15/2023 07/15/2025	-		39,609,900	42,083,935
0.250%	01/15/2025			8,775,000	9,086,326
0.125%	04/15/2018 07/15/2026	-		131,340,800	137,952,403

					262,226,979

TOTAL U.S. TREASURY OBLIGATIONS (Cost $438,945,085)					455,204,301

GOVERNMENT RELATED OBLIGATIONS—0.2%
U.S. Government Agencies—0.1%
Federal Home Loan Bank Discount Note
0.290%	11/16/2016			200,000	199,949
0.220%	10/31/2016			100,000	99,986
New Valley Generation I
7.299%	03/15/2019			349,959	383,667

					683,602

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Government Agencies—0.1%
Petroleos Mexicanos (Mexico)
4.625%	09/21/2023	^	$205,000	$205,543

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $884,190)				889,145

ASSET-BACKED SECURITIES—2.3%
Automobiles—1.5%
Ally Master Owner Trust Series 2012-4, Class A
1.720%	07/15/2019		500,000	501,730
Ally Master Owner Trust Series 2015-3, Class A
1.630%	05/15/2020		530,000	532,464
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.100%	03/20/2019	^	360,000	361,184
Bank of The West Auto Trust Series 2015-1, Class A3
1.310%	10/15/2019	^	527,000	527,597
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
1.024%	07/15/2020	#^	318,000	318,533
California Republic Auto Receivables Trust Series 2015-1, Class A4
1.820%	09/15/2020		370,000	373,264
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.310%	08/15/2019		530,000	530,764
CarMax Auto Owner Trust
Series 2013-4, Class A4
1.280%	05/15/2019		317,000	317,663
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A4
1.310%	05/15/2019	^	370,000	370,390
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.910%	03/16/2020	^	255,000	256,841
Drive Auto Receivables Trust
Series 2016-AA, Class A2A
1.500%	03/15/2018	^	2,949	2,949
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.300%	09/20/2020	^	319,745	319,146
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.200%	02/15/2023	^	130,000	140,043
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A1
1.980%	01/15/2022		500,000	504,828
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.680%	12/20/2018		480,000	482,298
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.650%	05/15/2020	^	181,677	181,652
Harley-Davidson Motorcycle Trust
Series 2015-2, Class A3
1.300%	03/16/2020		527,000	528,165
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.020%	09/25/2019	^	154,000	153,406

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.480%	08/25/2019	^	$158,000	$155,174
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.340%	07/16/2018		97,000	97,215
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.430%	05/21/2021	^	528,000	528,325
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A
1.200%	12/17/2018		27,639	27,650
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.020%	08/15/2018	^	26,190	26,190
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.912%	07/20/2019	#	350,000	349,955
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.420%	05/17/2021	^	45,990	45,883

				7,633,309

Credit Card—0.0%
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.740%	09/15/2021		103,000	103,825
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.440%	06/15/2022		95,000	95,114

				198,939

Home Equity—0.5%
ACE Securities Corp. Home Equity Loan Trust
Series 2005-SD1, Class M1
1.275%	11/25/2050	#	29,169	29,265
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2006-HE3, Class A1
0.690%	03/25/2036	#	435,125	423,358
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
1.205%	11/25/2035	#	189,224	189,484
First Franklin Mortgage Loan Trust
Series 2005-FF6, Class M2
1.185%	05/25/2036	#	1,300,000	1,280,631
HSBC Home Equity Loan Trust USA
Series 2007-1, Class M2
1.012%	03/20/2036	#	500,000	482,244
Long Beach Mortgage Loan Trust
Series 2005-2, Class M4
1.455%	04/25/2035	#	259,229	254,232
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033		72,088	73,079

				2,732,293

Other—0.3%
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.650%	04/15/2025	^	85,022	86,444
Dell Equipment Finance Trust
Series 2015-2, Class A2A
1.420%	12/22/2017	^	128,471	128,621

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
H/2 Asset Funding Ltd.
Series 2015-1
1.718%	06/24/2049	#	$201,499	$200,852
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.090%	10/27/2025	^	126,000	126,406
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%	05/25/2046	^	153,000	155,571
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.882%	07/22/2019	#^	100,000	99,804
VOLT XLII LLC
Series 2016-NPL2, Class A1
4.250%	03/26/2046	^	852,942	865,864

				1,663,562

TOTAL ASSET-BACKED SECURITIES
(Cost $12,007,310)				12,228,103

			Notional/ Contracts	Value
PURCHASED OPTIONS—0.1%
Put - U.S. 1 Year Swaption, Expires 01/09/2017, Strike 1.25%			37,700,000	5,757
Put - U.S. 1 Year Swaption, Expires 02/06/2017, Strike 1.25%			40,000,000	10,112
Put - U.S. 10 Year Swaption, Expires 07/16/2018, Strike 2.72%			4,000,000	33,729
Put - U.S. 10 Year Swaption, Expires 07/16/2018, Strike 2.77%			5,200,000	40,896
Call - U.S. 30 Year Swaption, Expires 06/15/2018, Strike 2.15%			1,300,000	163,022
Put - U.S. 30 Year Swaption, Expires 06/15/2018, Strike 2.15%			1,300,000	76,244
Put - U.S. 30 Year Swaption, Expires 10/17/2018, Strike 2.61%			1,200,000	43,212
Put - U.S. 30 Year Swaption, Expires 11/15/2018, Strike 2.61%			400,000	14,958
Put - U.S. 30 Year Swaption, Expires 12/10/2018, Strike 2.59%			400,000	15,820
Put - U.S. 30 Year Swaption, Expires 03/29/2019, Strike 2.60%			1,800,000	80,100
Put - U.S. 10 Year Treasury Note, Expires 11/25/2016, Strike $128.50			148	25,438

TOTAL PURCHASED OPTIONS
(Cost $839,200)				509,288

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.8%
Banks—0.8%
Barclays Bank plc (United Kingdom)
1.641%	09/08/2017	#	$600,000	601,988
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.577%	09/19/2017	#	700,000	700,397
Natixis SA (France)
1.553%	09/25/2017	#	1,000,000	1,002,339
Sumitomo Mitsui Banking Corp. (Japan)
1.550%	09/15/2017	#	900,000	900,414

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—(Continued)
Sumitomo Mitsui Trust Bank Limited (Japan)
1.584%	09/18/2017	#	$1,300,000	$1,300,890

TOTAL CERTIFICATES OF DEPOSIT
(Cost $4,500,000)				4,506,028

			Shares	Value
MONEY MARKET FUNDS—1.5%
Institutional Money Market Funds—1.5%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%		††¥	150,000	150,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%			¥6,880,062	6,880,062
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%		††¥	150,000	150,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%		††¥	150,000	150,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%		††¥	150,000	150,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%		††¥	146,162	146,162

TOTAL MONEY MARKET FUNDS
(Cost $7,626,224)				7,626,224

TOTAL INVESTMENTS—100.2%
(Cost $507,143,258)				524,545,011
Other assets less liabilities—(0.2%)				(1,124,658)

NET ASSETS—100.0%				$523,420,353

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $13,150,687, which represents 2.5% of Net Assets. The illiquid 144A securities represented 2.5% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $165,146)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
		Shares	Value
COMMON STOCKS—0.2%
Energy Equipment & Services—0.0%
Hercules Offshore, Inc.	*	12,341	$21,350
Seventy Seven Energy, Inc.	*	293	5,523

			26,873

Oil, Gas & Consumable Fuels—0.2%
Magnum Hunter Resources Corp.	*	64,878	810,975

TOTAL COMMON STOCKS
(Cost $1,011,494)			837,848

PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 6.602% (Cost $1,191,146)	#*	44,875	1,140,274

CONVERTIBLE PREFERRED STOCKS—0.1%
Pharmaceuticals—0.1%
Allergan plc, Series A (Ireland) 5.500% (Cost $432,210)	*	514	422,318

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—89.9%
Aerospace & Defense—0.3%
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^	$455,000	479,456
LMI Aerospace, Inc.
7.375%	07/15/2019		450,000	454,500

				933,956

Air Freight & Logistics—0.3%
XPO Logistics, Inc.
6.500%	06/15/2022	^	570,000	595,650
6.125%	09/01/2023	^	300,000	308,250

				903,900

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-1, Class B
5.625%	01/15/2021	^	166,033	173,919
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^	788,588	826,045
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^	895,000	809,975
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021	†	1,119,918	1,166,115

				2,976,054

Auto Components—1.8%
Adient Global Holdings Ltd. (Jersey)
4.875%	08/15/2026	^	380,000	381,425
Allison Transmission, Inc.
5.000%	10/01/2024	^	910,000	935,025
American Axle & Manufacturing, Inc.
6.625%	10/15/2022		380,000	403,750
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		615,000	653,438
5.125%	11/15/2023		530,000	555,175
5.000%	05/31/2026	†	280,000	288,750
IHO Verwaltungs GmbH (Germany)
4.750%	09/15/2026	^	310,000	312,325
4.125%	09/15/2021	^	360,000	364,500

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
3.250%	09/15/2023	^	EUR	790,000	$888,813
Tenneco, Inc.
5.375%	12/15/2024			$365,000	385,075
ZF North America Capital, Inc.
4.750%	04/29/2025	^		500,000	526,875
4.500%	04/29/2022	^		625,000	665,081

					6,360,232

Automobiles—0.2%
General Motors Co.
6.750%	04/01/2046			50,000	62,908
6.600%	04/01/2036			110,000	132,733
5.200%	04/01/2045			380,000	396,759

					592,400

Banks—2.0%
ABN AMRO Bank NV (Netherlands)
4.750%	07/28/2025	^		450,000	474,352
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#		570,000	618,094
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022			240,000	266,850
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#		260,000	260,650
BNP Paribas SA, Perpetual Bond (France)
7.375%	08/19/2025	#^		270,000	269,663
CIT Group, Inc.
5.500%	02/15/2019	^		380,000	403,275
5.375%	05/15/2020			60,000	64,275
5.000%	08/15/2022			2,035,000	2,167,275
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#		1,000,000	1,021,350
Credit Agricole SA, Perpetual Bond (France)
8.125%	12/23/2025	#^†		380,000	404,120
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#†		410,000	404,362
6.375%	03/30/2025	#		390,000	390,199
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
8.625%	08/15/2021	#†		410,000	402,312

					7,146,777

Beverages—0.7%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^		490,000	459,375
Constellation Brands, Inc.
6.000%	05/01/2022			1,000,000	1,153,750
4.750%	12/01/2025			240,000	260,400
Cott Finance Corp. (Canada)
5.500%	07/01/2024	^	EUR	370,000	437,529
DS Services of America, Inc.
10.000%	09/01/2021	^		$300,000	336,000

					2,647,054

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc.
7.875%	09/01/2023	^		310,000	297,600

Building Products—1.2%
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^		380,000	287,850
NWH Escrow Corp.
7.500%	08/01/2021	^		250,000	189,375
Standard Industries, Inc.
6.000%	10/15/2025	^		1,475,000	1,585,625
5.500%	02/15/2023	^		470,000	493,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
5.125%	02/15/2021	^		$170,000	$179,350
Summit Materials LLC/Summit Materials Finance Corp.
6.125%	07/15/2023			1,425,000	1,460,625
USG Corp.
5.500%	03/01/2025	^†		85,000	91,481

					4,287,806

Capital Markets—0.9%
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^		920,000	915,400
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^		900,000	942,750
Goldman Sachs Group, Inc. (The)
5.150%	05/22/2045			490,000	536,426
Kennedy-Wilson, Inc.
5.875%	04/01/2024			495,000	500,569
Walter Investment Management Corp.
7.875%	12/15/2021			500,000	335,000

					3,230,145

Chemicals—1.6%
Axalta Coating Systems LLC
4.875%	08/15/2024	^		420,000	431,288
4.250%	08/15/2024	^	EUR	800,000	925,614
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^		$860,000	842,800
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^		430,000	449,350
Inovyn Finance plc (United Kingdom)
6.250%	05/15/2021	^	EUR	425,000	496,019
PQ Corp.
6.750%	11/15/2022	^		$180,000	191,250
PSPC Escrow Corp.
6.000%	02/01/2023	^	EUR	315,000	334,144
6.000%	02/01/2023			315,000	334,143
Tronox Finance LLC
7.500%	03/15/2022	^		$335,000	307,363
6.375%	08/15/2020	†		800,000	742,000
Valvoline, Inc.
5.500%	07/15/2024	^		450,000	472,500
Westlake Chemical Corp.
4.875%	05/15/2023	^		20,000	20,950
4.625%	02/15/2021	^		200,000	209,500

					5,756,921

Commercial Services & Supplies—1.5%
ADT Corp. (The)
6.250%	10/15/2021			300,000	327,750
4.125%	06/15/2023			90,000	89,100
3.500%	07/15/2022			80,000	77,400
Clean Harbors, Inc.
5.250%	08/01/2020			1,410,000	1,449,480
Covanta Holding Corp.
6.375%	10/01/2022			1,020,000	1,060,800
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^		100,000	92,750
GFL Environmental, Inc. (Canada)
9.875%	02/01/2021	^		490,000	539,000
Monitronics International, Inc.
9.125%	04/01/2020	†		280,000	264,600
TMS International Corp.
7.625%	10/15/2021	^		670,000	576,200
West Corp.
5.375%	07/15/2022	^		900,000	885,375

					5,362,455

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.6%
CommScope, Inc.
5.500%	06/15/2024	^†		$725,000	$763,969
5.000%	06/15/2021	^		695,000	721,931
4.375%	06/15/2020	^		70,000	72,275
Plantronics, Inc.
5.500%	05/31/2023	^		470,000	485,275

					2,043,450

Construction & Engineering—0.3%
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	#^		778,566	724,066
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%	10/15/2018	^		260,000	261,950

					986,016

Construction Materials—0.2%
Eagle Materials, Inc.
4.500%	08/01/2026			350,000	355,277
US Concrete, Inc.
6.375%	06/01/2024			260,000	270,400

					625,677

Consumer Finance—1.0%
Ally Financial, Inc.
8.000%	11/01/2031			200,000	247,500
7.500%	09/15/2020			799,000	910,860
4.625%	05/19/2022			235,000	242,637
International Lease Finance Corp.
8.625%	01/15/2022			30,000	36,975
Navient Corp.
6.625%	07/26/2021			250,000	252,500
5.875%	03/25/2021	†		200,000	200,000
Navient Corp. MTN
5.500%	01/15/2019			190,000	193,325
4.875%	06/17/2019	†		1,645,000	1,642,944

					3,726,741

Containers & Packaging—3.0%
ARD Finance SA (Luxembourg)
6.625%	09/15/2023	^	EUR	560,000	607,058
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
7.250%	05/15/2024	^		$230,000	246,100
6.750%	05/15/2024	^	EUR	780,000	920,571
6.750%	05/15/2024			210,000	247,846
BWAY Holding Co.
9.125%	08/15/2021	^		$400,000	417,000
Cascades, Inc. (Canada)
5.750%	07/15/2023	^		90,000	91,575
5.500%	07/15/2022	^		1,310,000	1,337,837
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^		350,000	359,625
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%	09/30/2026	^		220,000	220,550
Crown European Holdings SA (France)
2.625%	09/30/2024	^	EUR	605,000	671,981
Kloeckner Pentaplast of America, Inc.
7.125%	11/01/2020	^		440,000	521,593
Pactiv LLC
8.375%	04/15/2027			$1,300,000	1,449,500
Plastipak Holdings, Inc.
6.500%	10/01/2021	^		785,000	818,363

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.000%	07/15/2024	^		$1,020,000	$1,095,862
5.125%	07/15/2023	^		705,000	728,794
Sealed Air Corp.
4.500%	09/15/2023	^	EUR	255,000	317,151
4.500%	09/15/2023			130,000	161,684
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^		330,000	390,446

					10,603,536

Distributors—0.8%
American Builders & Contractors Supply Co., Inc.
5.750%	12/15/2023	^		$780,000	813,150
5.625%	04/15/2021	^		630,000	655,200
VWR Funding, Inc.
4.625%	04/15/2022	^	EUR	500,000	576,349
4.625%	04/15/2022			745,000	858,759

					2,903,458

Diversified Consumer Services—0.4%
Cengage Learning, Inc.
9.500%	06/15/2024	^		$400,000	409,000
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%	05/15/2023	^		520,000	568,100
Service Corp. International
5.375%	05/15/2024			510,000	543,150

					1,520,250

Diversified Financial Services—1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021			150,000	160,500
4.625%	07/01/2022			830,000	874,613
4.500%	05/15/2021			2,000,000	2,097,500
Cooperatieve Rabobank UA (Netherlands)
5.250%	08/04/2045			270,000	309,270
Double Eagle Acquisition Sub, Inc.
7.500%	10/01/2024	^		220,000	224,675
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^		725,000	757,625
Quicken Loans, Inc.
5.750%	05/01/2025	^		810,000	807,975
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^		600,000	450,000
Worldpay Finance plc (United Kingdom)
3.750%	11/15/2022	^	EUR	410,000	495,692

					6,177,850

Diversified Telecommunication Services—5.7%
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020		GBP	480,000	673,371
CenturyLink, Inc.
5.625%	04/01/2025			$860,000	826,675
CenturyLink, Inc., Series T
5.800%	03/15/2022			900,000	925,875
Frontier Communications Corp.
11.000%	09/15/2025			560,000	586,600
10.500%	09/15/2022			290,000	308,488
7.625%	04/15/2024			785,000	737,900
7.125%	01/15/2023			585,000	548,437
6.875%	01/15/2025			185,000	164,419
Intelsat Jackson Holdings SA (Luxembourg)
8.000%	02/15/2024	^		1,485,000	1,496,137

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
7.500%	04/01/2021			$2,115,000	$1,607,400
Level 3 Financing, Inc.
6.125%	01/15/2021			500,000	519,375
5.625%	02/01/2023			100,000	104,250
5.375%	08/15/2022			275,000	288,406
5.375%	01/15/2024			50,000	52,219
5.125%	05/01/2023			490,000	506,538
Oi Brasil Holdings Cooperatief UA (Netherlands)
5.750%	02/10/2022	^†Δ		1,400,000	357,000
SBA Communications Corp.
4.875%	09/01/2024	^		225,000	227,250
4.875%	07/15/2022			955,000	990,812
SFR Group SA (France)
7.375%	05/01/2026	^		1,610,000	1,647,739
6.250%	05/15/2024	^		200,000	199,440
6.000%	05/15/2022	^		480,000	491,400
5.625%	05/15/2024		EUR	940,000	1,092,907
Sprint Capital Corp.
8.750%	03/15/2032			$130,000	133,250
6.900%	05/01/2019			1,750,000	1,813,438
Telecom Italia SpA (Italy)
5.303%	05/30/2024	^		660,000	677,239
Virgin Media Finance plc (United Kingdom)
6.000%	10/15/2024	^		310,000	322,015
7.000%	04/15/2023		GBP	585,000	802,321
4.875%	02/15/2022			$500,000	429,375
Virgin Media Secured Finance plc (United Kingdom)
5.500%	08/15/2026	^		200,000	204,500
Windstream Services LLC
7.750%	10/15/2020	†		360,000	368,100
7.500%	04/01/2023			1,000,000	960,000

					20,062,876

Electric Utilities—0.7%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028			1,948,589	1,493,106
NRG Yield Operating LLC
5.375%	08/15/2024	†		965,000	996,363

					2,489,469

Electrical Equipment—0.1%
International Wire Group, Inc.
10.750%	08/01/2021	^		320,000	305,600

Energy Equipment & Services—1.6%
CGG SA (France)
6.875%	01/15/2022			200,000	103,000
6.500%	06/01/2021			800,000	394,000
Ensco plc (United Kingdom)
5.750%	10/01/2044			520,000	320,156
5.200%	03/15/2025			100,000	73,385
4.700%	03/15/2021	†		90,000	80,955
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%	02/15/2023			920,000	957,950
6.750%	02/01/2022			150,000	154,875
6.125%	06/15/2019			140,000	143,500
Globe Luxembourg SCA (Luxembourg)
9.625%	05/01/2018	^		200,000	184,500
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^		960,000	792,000
Pacific Drilling V Ltd. (Virgin Islands, British)
7.250%	12/01/2017	^		500,000	204,688
PHI, Inc.
5.250%	03/15/2019			795,000	769,162
Precision Drilling Corp. (Canada)
6.500%	12/15/2021			450,000	409,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Pride International, Inc.
7.875%	08/15/2040			$590,000	$443,975
Seventy Seven Energy, Inc.
0.000%	07/15/2022	‡dΔ		185,000	—
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^		830,000	664,000

					5,695,646

Equity Real Estate Investment Trusts (REITs)—2.0%
Care Capital Properties LP
5.125%	08/15/2026	^		200,000	200,351
Communications Sales & Leasing, Inc./CSL Capital LLC
6.000%	04/15/2023	^		140,000	145,600
8.250%	10/15/2023			210,000	221,443
Corrections Corp. of America
5.000%	10/15/2022			290,000	263,900
4.625%	05/01/2023			820,000	723,650
4.125%	04/01/2020			60,000	56,700
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021			840,000	873,600
GEO Group, Inc. (The)
6.000%	04/15/2026			1,145,000	978,975
5.875%	10/15/2024			440,000	380,600
5.125%	04/01/2023			20,000	17,100
Iron Mountain, Inc.
6.000%	10/01/2020	^		750,000	793,125
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%	05/01/2024	^		695,000	755,604
4.500%	09/01/2026	^		360,000	361,800
MPT Operating Partnership LP/MPT Finance Corp.
6.375%	03/01/2024			795,000	866,550
5.250%	08/01/2026			150,000	156,000
VEREIT Operating Partnership LP
4.600%	02/06/2024			175,000	182,000

					6,976,998

Food & Staples Retailing—1.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%	06/15/2024	^		530,000	552,525
5.750%	03/15/2025	^		735,000	735,000
Beverages & More, Inc.
10.000%	11/15/2018	^		700,000	667,625
Ingles Markets, Inc.
5.750%	06/15/2023			1,060,000	1,105,050
Rite Aid Corp.
6.125%	04/01/2023	^		960,000	1,039,603

					4,099,803

Food Products—2.6%
Boparan Finance plc (United Kingdom)
5.500%	07/15/2021		GBP	320,000	384,905
4.375%	07/15/2021		EUR	205,000	215,761
Darling Global Finance BV (Netherlands)
4.750%	05/30/2022	^		830,000	955,690
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)
5.625%	08/15/2026	^		$750,000	774,375
JBS USA LUX SA/JBS USA Finance, Inc.
7.250%	06/01/2021	^		855,000	888,131
Kraft Heinz Foods Co.
7.125%	08/01/2039	^		240,000	340,503
4.875%	02/15/2025	^		257,000	283,637
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^		900,000	931,500

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021		$1,085,000	$1,118,906
Post Holdings, Inc.
7.750%	03/15/2024	^	155,000	174,375
6.000%	12/15/2022	^	735,000	779,100
5.000%	08/15/2026	^	810,000	807,975
Simmons Foods, Inc.
7.875%	10/01/2021	^	1,050,000	1,050,000
TreeHouse Foods, Inc.
6.000%	02/15/2024	^	355,000	383,844

				9,088,702

Gas Utilities—0.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,338,750
AmeriGas Partners LP/AmeriGas Finance Corp.
5.625%	05/20/2024		300,000	318,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%	06/01/2024		1,375,000	1,402,500

				3,060,000

Health Care Equipment & Supplies—1.3%
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^	1,220,000	1,220,305
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%	06/15/2021	^	840,000	783,300
Greatbatch Ltd.
9.125%	11/01/2023	^	370,000	363,525
Immucor, Inc.
11.125%	08/15/2019		440,000	416,900
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%	02/15/2021	^	360,000	390,600
Mallinckrodt International Finance SA (Luxembourg)
4.750%	04/15/2023		100,000	90,500
3.500%	04/15/2018		70,000	70,262
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^	1,150,000	1,139,938
5.625%	10/15/2023	^	95,000	91,437
4.875%	04/15/2020	^	210,000	215,250

				4,782,017

Health Care Providers & Services—6.6%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023		60,000	61,200
5.125%	07/01/2022		1,320,000	1,313,400
Amsurg Corp.
5.625%	07/15/2022		905,000	928,756
BioScrip, Inc.
8.875%	02/15/2021		830,000	780,200
Centene Corp.
6.125%	02/15/2024		535,000	581,813
5.625%	02/15/2021		485,000	515,312
4.750%	05/15/2022		500,000	518,750
CHS/Community Health Systems, Inc.
6.875%	02/01/2022		2,125,000	1,838,125
DaVita, Inc.
5.125%	07/15/2024		1,050,000	1,072,969
5.000%	05/01/2025		565,000	568,531
Envision Healthcare Corp.
5.125%	07/01/2022	^	1,150,000	1,150,000
Fresenius Medical Care US Finance II, Inc.
4.750%	10/15/2024	^	250,000	263,750

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
HCA Holdings, Inc.
6.250%	02/15/2021			$1,000,000	$1,087,500
HCA, Inc.
7.500%	02/15/2022			170,000	195,500
5.875%	02/15/2026			850,000	907,375
5.375%	02/01/2025			2,485,000	2,568,869
5.250%	04/15/2025			310,000	331,312
5.250%	06/15/2026			155,000	165,075
HCA, Inc., Series 1
5.875%	05/01/2023			490,000	523,075
HealthSouth Corp.
5.750%	11/01/2024			525,000	546,325
5.125%	03/15/2023			695,000	696,738
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020		EUR	465,000	549,782
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019			$500,000	455,000
LifePoint Health, Inc.
5.375%	05/01/2024	^		620,000	621,550
5.875%	12/01/2023	†		165,000	171,600
5.500%	12/01/2021			420,000	438,900
MPH Acquisition Holdings LLC
7.125%	06/01/2024	^		670,000	721,925
Tenet Healthcare Corp.
8.125%	04/01/2022			980,000	984,900
6.750%	06/15/2023	†		1,430,000	1,333,475
4.750%	06/01/2020			530,000	540,600
4.500%	04/01/2021			60,000	60,675
4.375%	10/01/2021			245,000	245,000
Universal Hospital Services, Inc.
7.625%	08/15/2020			860,000	823,450

					23,561,432

Health Care Technology—0.4%
IMS Health, Inc.
4.125%	04/01/2023	^	EUR	555,000	645,218
3.500%	10/15/2024	^		700,000	792,460

					1,437,678

Hotels, Restaurants & Leisure—4.4%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^		$630,000	661,500
4.625%	01/15/2022	^		886,000	923,655
Boyd Gaming Corp.
6.375%	04/01/2026	^		795,000	856,612
Brinker International, Inc.
5.000%	10/01/2024	^		11,500,000	1,167,799
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%	10/01/2020			790,000	820,613
Carrols Restaurant Group, Inc.
8.000%	05/01/2022			470,000	510,538
CEC Entertainment, Inc.
8.000%	02/15/2022			220,000	220,275
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024			910,000	964,600
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^		459,000	459,000
Churchill Downs, Inc.
5.375%	12/15/2021			1,170,000	1,222,650
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^		320,000	324,800
ESH Hospitality, Inc.
5.250%	05/01/2025	^		1,215,000	1,219,556

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^		$260,000	$276,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%	06/01/2024	^		665,000	696,587
Landry’s, Inc.
6.750%	10/15/2024	^		620,000	632,400
MGM Resorts International
6.625%	12/15/2021			80,000	90,400
4.625%	09/01/2026			470,000	460,600
Mohegan Tribal Gaming Authority
7.875%	10/15/2024	^		410,000	410,000
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^		500,000	507,500
4.625%	11/15/2020	^		300,000	301,500
Scientific Games International, Inc.
7.000%	01/01/2022	^		815,000	865,937
Six Flags Entertainment Corp.
4.875%	07/31/2024	^		855,000	865,688
Speedway Motorsports, Inc.
5.125%	02/01/2023			400,000	411,000
Viking Cruises Ltd. (Bermuda)
8.500%	10/15/2022	^		60,000	61,800
6.250%	05/15/2025	^		520,000	488,800

					15,420,060

Household Durables—1.5%
CalAtlantic Group, Inc.
5.250%	06/01/2026			490,000	491,519
PulteGroup, Inc.
5.500%	03/01/2026			425,000	448,375
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^		610,000	610,000
5.875%	04/01/2023	^		300,000	301,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%	04/15/2023	^		150,000	157,875
5.250%	04/15/2021	^		500,000	518,750
Tempur Sealy International, Inc.
5.500%	06/15/2026	^		870,000	898,275
5.625%	10/15/2023			340,000	359,550
Toll Brothers Finance Corp.
6.750%	11/01/2019			190,000	214,700
William Lyon Homes, Inc.
8.500%	11/15/2020			500,000	525,000
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^		900,000	876,375

					5,401,919

Household Products—1.1%
Central Garden & Pet Co.
6.125%	11/15/2023			270,000	290,250
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^		690,000	704,663
Energizer Holdings, Inc.
5.500%	06/15/2025	^†		595,000	614,337
Spectrum Brands, Inc.
4.000%	10/01/2026	^	EUR	790,000	904,570
6.625%	11/15/2022			$600,000	651,000
5.750%	07/15/2025			520,000	564,200

					3,729,020

Independent Power and Renewable Electricity Producers—1.6%
AES Corp. (The)
6.000%	05/15/2026			690,000	730,538

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.500%	03/15/2024		$60,000	$62,737
5.500%	04/15/2025		630,000	652,050
Dynegy, Inc.
6.750%	11/01/2019		525,000	540,750
NRG Energy, Inc.
7.250%	05/15/2026	^	440,000	449,900
6.250%	07/15/2022		1,115,000	1,137,300
NRG REMA LLC, Series C
9.681%	07/02/2026		500,000	400,625
Red Oak Power LLC, Series B
9.200%	11/30/2029		560,000	588,000
Terraform Power Operating LLC
9.375%	02/01/2023	^	1,050,000	1,084,125

				5,646,025

Industrial Conglomerates—0.1%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%	12/15/2019	^	340,000	267,750

Insurance—0.8%
CNO Financial Group, Inc.
5.250%	05/30/2025		630,000	628,425
4.500%	05/30/2020		230,000	236,612
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	490,000	492,450
Genworth Holdings, Inc.
7.700%	06/15/2020	†	350,000	349,125
4.900%	08/15/2023		210,000	175,875
HUB International Ltd.
7.875%	10/01/2021	^	950,000	971,375

				2,853,862

Internet & Direct Marketing Retail—0.2%
Netflix, Inc.
5.875%	02/15/2025		570,000	618,450

Internet Software & Services—0.3%
Ancestry.com, Inc.
11.000%	12/15/2020		10,000	10,725
Cogent Communications Group, Inc.
5.375%	03/01/2022	^	760,000	786,600
Match Group, Inc.
6.375%	06/01/2024		250,000	272,813

				1,070,138

IT Services—1.2%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^	290,000	136,300
First Data Corp.
7.000%	12/01/2023	^	2,355,000	2,496,300
5.750%	01/15/2024	^	415,000	427,969
5.000%	01/15/2024	^	1,115,000	1,135,906

				4,196,475

Leisure Products—0.8%
Brunswick Corp.
4.625%	05/15/2021	^	750,000	774,375
Gibson Brands, Inc.
8.875%	08/01/2018	^	710,000	532,500
GLP Capital LP/GLP Financing II, Inc.
5.375%	04/15/2026		945,000	1,018,237
Vista Outdoor, Inc.
5.875%	10/01/2023	^	490,000	514,500

				2,839,612

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Machinery—1.3%
Apex Tool Group LLC
7.000%	02/01/2021	^		$1,185,000	$1,139,081
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^		1,160,000	1,017,900
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^		1,095,000	1,144,275
Novelis Corp.
6.250%	08/15/2024	^		340,000	361,675
5.875%	09/30/2026	^		955,000	980,069

					4,643,000

Media—6.3%
Altice Financing SA (Luxembourg)
7.500%	05/15/2026	^		200,000	208,750
6.625%	02/15/2023	^		680,000	700,400
5.250%	02/15/2023	^	EUR	160,000	187,096
Altice Finco SA (Luxembourg)
7.625%	02/15/2025	^		$455,000	458,981
Altice Luxembourg SA (Luxembourg)
7.250%	05/15/2022		EUR	690,000	820,262
6.250%	02/15/2025			180,000	203,583
AMC Entertainment, Inc.
5.750%	06/15/2025			$250,000	253,750
Carmike Cinemas, Inc.
6.000%	06/15/2023	^		210,000	219,450
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%	04/01/2024	^		235,000	251,309
5.750%	02/15/2026	^		710,000	754,375
5.375%	05/01/2025	^		190,000	199,738
5.125%	05/01/2023	^		700,000	732,375
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%	10/23/2045	^		300,000	364,095
4.908%	07/23/2025	^		1,230,000	1,359,150
CSC Holdings LLC
5.500%	04/15/2027	^†		370,000	379,250
5.250%	06/01/2024			540,000	514,350
DISH DBS Corp.
7.750%	07/01/2026	^		645,000	686,925
6.750%	06/01/2021			30,000	32,475
5.875%	07/15/2022			1,745,000	1,797,751
5.000%	03/15/2023			160,000	156,000
Gray Television, Inc.
5.875%	07/15/2026	^		150,000	151,500
iHeartCommunications, Inc.
14.000%	02/01/2021			837,694	330,889
Lamar Media Corp.
5.750%	02/01/2026			520,000	562,250
5.000%	05/01/2023			240,000	254,400
MDC Partners, Inc. (Canada)
6.500%	05/01/2024	^		530,000	492,900
Neptune Finco Corp.
10.875%	10/15/2025	^		200,000	234,500
6.625%	10/15/2025	^		610,000	663,375
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	#^		536,631	297,830
Nielsen Finance LLC/Nielsen Finance Co.
5.000%	04/15/2022	^		1,200,000	1,243,500
Telenet Finance VI Luxembourg SCA (Luxembourg)
4.875%	07/15/2027		EUR	455,000	538,993
Time Warner Cable, Inc.
7.300%	07/01/2038			$280,000	359,375
Tribune Media Co.
5.875%	07/15/2022			260,000	264,388

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Unitymedia GmbH (Germany)
3.750%	01/15/2027		EUR	375,000	$404,669
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.625%	04/15/2023			231,000	275,842
Univision Communications, Inc.
5.125%	05/15/2023	^		$1,222,000	1,243,385
5.125%	02/15/2025	^		300,000	303,000
Viacom, Inc.
4.375%	03/15/2043			460,000	423,903
Vue International Bidco plc (United Kingdom)
7.875%	07/15/2020		GBP	470,000	635,995
WMG Acquisition Corp.
5.625%	04/15/2022	^†		$1,615,000	1,677,581
Ziggo Bond Finance BV (Netherlands)
4.625%	01/15/2025	^	EUR	625,000	704,499
Ziggo Secured Finance BV (Netherlands)
5.500%	01/15/2027	^		$490,000	490,612
4.250%	01/15/2027	^	EUR	550,000	618,028

					22,451,479

Metals & Mining—3.9%
Alcoa Nederland Holding BV (Netherlands)
7.000%	09/30/2026	^		$620,000	642,475
6.750%	09/30/2024	^		1,055,000	1,098,519
Alcoa, Inc.
5.950%	02/01/2037			340,000	343,570
5.125%	10/01/2024	†		60,000	64,125
Anglo American Capital plc (United Kingdom)
4.875%	05/14/2025	^†		540,000	553,500
3.625%	05/14/2020	^		490,000	492,450
Anglo American Capital plc MTN (United Kingdom)
3.500%	03/28/2022		EUR	400,000	461,026
3.250%	04/03/2023			100,000	111,847
1.500%	04/01/2020			100,000	110,425
ArcelorMittal (Luxembourg)
6.125%	06/01/2025			$260,000	284,700
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^		380,000	386,650
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^		245,000	238,262
BHP Billiton Finance USA Ltd. (Australia)
6.750%	10/19/2075	#^		340,000	385,900
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia)
6.500%	05/15/2021	^		450,000	477,000
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^		615,000	655,744
Coeur Mining, Inc.
7.875%	02/01/2021			390,000	401,700
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^		770,000	779,240
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^		1,045,000	930,050
FMG Resources August 2006 Pty Ltd. (Australia)
9.750%	03/01/2022	^		360,000	419,400
Freeport-McMoRan, Inc.
5.450%	03/15/2043			270,000	218,025
3.875%	03/15/2023			200,000	180,484
3.550%	03/01/2022			430,000	393,450
3.100%	03/15/2020	†		320,000	308,000
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020			605,000	609,688
Steel Dynamics, Inc.
5.500%	10/01/2024			285,000	299,250

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.125%	10/01/2021		$505,000	$527,094
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^	1,220,000	1,146,800
Teck Resources Ltd. (Canada)
8.500%	06/01/2024	^†	670,000	768,825
8.000%	06/01/2021	^	350,000	381,500

				13,669,699

Multiline Retail—0.9%
Dollar Tree, Inc.
5.750%	03/01/2023		1,375,000	1,486,719
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^	1,310,000	1,034,900
8.000%	10/15/2021	^†	830,000	697,200

				3,218,819

Oil, Gas & Consumable Fuels—10.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%	09/15/2024	^	190,000	192,850
Antero Resources Corp.
5.625%	06/01/2023		440,000	450,450
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^	415,000	347,563
Berry Petroleum Co. LLC
6.750%	11/01/2020	Δ	180,000	103,500
6.375%	09/15/2022	Δ	1,232,000	702,240
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^	460,000	451,950
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.500%	01/15/2021	^	450,000	517,500
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		330,000	342,375
6.250%	04/15/2023		115,000	114,425
Cheniere Corpus Christi Holdings LLC
7.000%	06/30/2024	^	380,000	412,300
Chesapeake Energy Corp.
5.750%	03/15/2023		200,000	171,000
5.375%	06/15/2021		10,000	8,750
4.875%	04/15/2022		750,000	635,625
3.930%	04/15/2019	#	850,000	799,000
CITGO Petroleum Corp.
6.250%	08/15/2022	^	755,000	739,900
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024		530,000	272,950
Concho Resources, Inc.
6.500%	01/15/2022		310,000	322,400
5.500%	04/01/2023		140,000	145,075
Continental Resources, Inc.
4.900%	06/01/2044		390,000	329,550
4.500%	04/15/2023	†	80,000	77,200
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^	370,000	398,675
DCP Midstream LLC
6.750%	09/15/2037	^	440,000	436,700
Denbury Resources, Inc.
9.000%	05/15/2021	^	180,000	189,450
5.500%	05/01/2022		755,000	545,488
Endeavor Energy Resources LP/EER Finance, Inc.
7.000%	08/15/2021	^	360,000	371,700
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%	05/01/2020		420,000	299,250
7.750%	09/01/2022		90,000	54,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.375%	06/15/2023		$610,000	$367,525
EV Energy Partners LP/EV Energy Finance Corp.
8.000%	04/15/2019		170,000	115,175
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.875%	07/15/2021	^	1,270,000	1,327,150
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%	05/15/2023		330,000	329,175
Gulfport Energy Corp.
6.625%	05/01/2023		590,000	607,700
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%	08/01/2024	^	150,000	156,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022		815,000	696,825
Laredo Petroleum, Inc.
7.375%	05/01/2022	†	210,000	218,138
6.250%	03/15/2023		80,000	78,800
5.625%	01/15/2022	†	695,000	677,625
Linn Energy LLC/Linn Energy Finance Corp.
12.000%	12/15/2020	^Δ	883,000	432,670
Magnum Hunter Resources Corp.
9.750%	05/15/2020	‡d	1,280,000	—
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^	160,000	127,200
6.500%	03/15/2021	^	150,000	123,187
6.375%	01/30/2023	^	110,000	87,588
MPLX LP
4.875%	12/01/2024		480,000	497,289
Murray Energy Corp.
11.250%	04/15/2021	^	1,050,000	595,875
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,150,000	1,063,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	740,000
Newfield Exploration Co.
5.625%	07/01/2024		40,000	41,200
NGPL PipeCo LLC
9.625%	06/01/2019	^	80,000	84,500
7.768%	12/15/2037	^	130,000	141,700
Oasis Petroleum, Inc.
6.875%	03/15/2022	†	425,000	409,062
6.875%	01/15/2023	†	1,020,000	979,200
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^	160,000	170,800
Petrobras Global Finance BV (Netherlands)
6.850%	06/05/2115		270,000	229,770
QEP Resources, Inc.
6.875%	03/01/2021	†	270,000	282,825
Range Resources Corp.
5.000%	08/15/2022	^†	210,000	210,000
5.000%	03/15/2023	^	250,000	245,625
4.875%	05/15/2025		325,000	313,625
Rice Energy, Inc.
7.250%	05/01/2023		380,000	408,500
6.250%	05/01/2022		270,000	280,125
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	266,875
6.875%	04/15/2040	^	668,000	691,380
5.625%	04/15/2020	^	530,000	561,800
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%	11/15/2023		590,000	539,850
RSP Permian, Inc.
6.625%	10/01/2022		450,000	473,625

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sabine Pass Liquefaction LLC
5.875%	06/30/2026	^	$225,000	$245,391
5.000%	03/15/2027	^	540,000	554,850
5.750%	05/15/2024		550,000	594,687
5.625%	03/01/2025		125,000	134,844
5.625%	04/15/2023		930,000	997,425
Sanchez Energy Corp.
7.750%	06/15/2021		740,000	654,900
SM Energy Co.
6.750%	09/15/2026		110,000	111,306
6.125%	11/15/2022	†	135,000	135,675
5.625%	06/01/2025		260,000	245,700
5.000%	01/15/2024	†	90,000	85,050
Southwestern Energy Co.
6.700%	01/23/2025		360,000	361,800
4.100%	03/15/2022	†	310,000	282,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%	07/01/2021		350,000	364,000
5.500%	08/15/2022		350,000	335,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.375%	02/01/2027	^	190,000	191,662
5.125%	02/01/2025	^	445,000	446,669
6.750%	03/15/2024		660,000	709,500
5.250%	05/01/2023		330,000	335,775
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	490,000	492,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.375%	05/01/2024		695,000	748,862
6.125%	10/15/2021		60,000	62,775
5.500%	10/15/2019	†	535,000	572,450
Tullow Oil plc (United Kingdom)
6.250%	04/15/2022	^	640,000	576,000
Whiting Petroleum Corp.
6.250%	04/01/2023		110,000	100,925
5.750%	03/15/2021		350,000	329,000
Williams Cos., Inc. (The)
5.750%	06/24/2044		480,000	496,800
3.700%	01/15/2023		220,000	214,500
Williams Cos., Inc. (The), Series A
7.500%	01/15/2031		670,000	767,150
WPX Energy, Inc.
8.250%	08/01/2023		490,000	529,200
6.000%	01/15/2022	†	120,000	120,375

				35,801,721

Personal Products—0.8%
First Quality Finance Co., Inc.
4.625%	05/15/2021	^	1,200,000	1,197,000
Prestige Brands, Inc.
5.375%	12/15/2021	^	1,655,000	1,721,200

				2,918,200

Pharmaceuticals—1.8%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	831,000	833,599
Endo Finance LLC
5.750%	01/15/2022	^	495,000	459,112
Endo Finance LLC/Endo Finco, Inc.
5.375%	01/15/2023	^	145,000	129,050
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	440,000	457,600
Valeant Pharmaceuticals International, Inc.
7.250%	07/15/2022	^	60,000	55,950
7.000%	10/01/2020	^	120,000	117,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.750%	08/15/2021	^	$1,385,000	$1,308,825
6.375%	10/15/2020	^	410,000	386,425
Valeant Pharmaceuticals International, Inc. (Canada)
7.500%	07/15/2021	^	280,000	272,118
5.875%	05/15/2023	^	440,000	381,700
5.625%	12/01/2021	^	1,235,000	1,108,413
5.500%	03/01/2023	^	210,000	180,600
5.375%	03/15/2020	^	710,000	660,300

				6,350,692

Professional Services—0.3%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%	08/01/2023	^	860,000	896,550

Real Estate Management & Development—0.1%
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^	460,000	489,900

Road & Rail—0.9%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	1,000,000	1,056,250
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^	390,000	401,700
Jack Cooper Holdings Corp.
9.250%	06/01/2020		350,000	239,750
Modular Space Corp.
10.250%	01/31/2019	^Δ	576,000	244,800
OPE KAG Finance Sub, Inc.
7.875%	07/31/2023	^	530,000	504,825
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^	900,000	913,500

				3,360,825

Semiconductors & Semiconductor Equipment—0.0%
Micron Technology, Inc.
5.250%	08/01/2023	^	50,000	49,625

Software—0.7%
Activision Blizzard, Inc.
5.625%	09/15/2021	^	440,000	459,101
Donnelley Financial Solutions, Inc.
8.250%	10/15/2024	^	410,000	416,150
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018		310,000	315,038
Open Text Corp. (Canada)
5.875%	06/01/2026	^	30,000	31,462
5.625%	01/15/2023	^	1,000,000	1,025,000
SS&C Technologies Holdings, Inc.
5.875%	07/15/2023		320,000	338,400

				2,585,151

Specialty Retail—1.9%
DBP Holding Corp.
7.750%	10/15/2020	^	1,275,000	1,016,813
GameStop Corp.
6.750%	03/15/2021	^	380,000	393,300
5.500%	10/01/2019	^†	330,000	338,250
Group 1 Automotive, Inc.
5.250%	12/15/2023	^	600,000	605,250
Guitar Center, Inc.
9.625%	04/15/2020	^†	780,000	580,125
6.500%	04/15/2019	^	300,000	265,500
L Brands, Inc.
6.950%	03/01/2033		330,000	347,325
6.875%	11/01/2035		510,000	558,450

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Party City Holdings, Inc.
6.125%	08/15/2023	^		$1,010,000	$1,081,962
Rent-A-Center, Inc.
6.625%	11/15/2020			845,000	819,650
4.750%	05/01/2021			180,000	153,000
Sally Holdings LLC/Sally Capital, Inc.
5.625%	12/01/2025			460,000	497,375

					6,657,000

Technology Hardware, Storage & Peripherals—0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%	06/15/2024	^		260,000	286,136
6.020%	06/15/2026	^		830,000	911,589
5.875%	06/15/2021	^		450,000	478,305
5.450%	06/15/2023	^		310,000	332,609
NCR Corp.
6.375%	12/15/2023			115,000	122,188
5.875%	12/15/2021			990,000	1,045,687

					3,176,514

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc.
4.875%	05/15/2026	^		130,000	133,575
4.625%	05/15/2024	^		150,000	154,688
Levi Strauss & Co.
5.000%	05/01/2025			540,000	565,650
William Carter Co. (The)
5.250%	08/15/2021			500,000	525,315

					1,379,228

Tobacco—0.1%
Alliance One International, Inc.
9.875%	07/15/2021	†		600,000	511,500

Trading Companies & Distributors—1.8%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^		1,830,000	1,660,725
H&E Equipment Services, Inc.
7.000%	09/01/2022	†		760,000	805,600
HD Supply, Inc.
5.750%	04/15/2024	^		1,125,000	1,184,062
United Rentals North America, Inc.
6.125%	06/15/2023			1,690,000	1,780,838
5.875%	09/15/2026			130,000	134,550
5.500%	07/15/2025			60,000	61,425
WESCO Distribution, Inc.
5.375%	06/15/2024	^		160,000	160,800
5.375%	12/15/2021			470,000	482,925

					6,270,925

Transportation Infrastructure—0.0%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%	02/15/2018	#^		316,125	176,240

Wireless Telecommunication Services—3.2%
Hughes Satellite Systems Corp.
6.625%	08/01/2026	^		160,000	154,800
5.250%	08/01/2026	^		170,000	168,300
Matterhorn Telecom SA (Luxembourg)
3.875%	05/01/2022	^	EUR	430,000	482,692
3.625%	05/01/2022	^	CHF	150,000	152,957
Sprint Communications, Inc.
11.500%	11/15/2021			$160,000	183,600
7.000%	08/15/2020			640,000	646,400
6.000%	11/15/2022			220,000	205,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sprint Corp.
7.250%	09/15/2021		$5,545,000	$5,593,519
T-Mobile USA, Inc.
6.633%	04/28/2021		1,500,000	1,584,375
6.500%	01/15/2026		530,000	588,300
6.464%	04/28/2019		500,000	510,000
6.000%	03/01/2023		320,000	343,059
6.000%	04/15/2024		600,000	643,500

				11,256,652

TOTAL CORPORATE OBLIGATIONS (Cost $318,095,723)				318,549,530

FLOATING RATE LOANS—1.0%**
California Resources, 1st Term Loan
11.375%	08/05/2021	#	390,000	410,781
Chesapeake Energy, Term Loan
8.500%	08/15/2021	#	280,000	294,700
Hercules Offshore, Inc. 1st Lien Term Loan Exit
10.500%	05/06/2020	#	583,079	391,634
Lantheus Medical Imaging, Inc. Term Loan B
7.000%	06/30/2022	#	326,358	320,647
Murray Energy Corp., 1st Lien Term Loan B2
8.250%	04/16/2020	#	1,007,089	859,490
Panda Temple Power II, 1st Lien Term Loan B
7.250%	04/03/2019	#	198,998	185,565
Panda Temple Power LLC, 1st Lien Term Loan B
7.250%	03/06/2022	#	443,250	398,925
TPF II LC LLC, Term Loan B
5.500%	10/02/2021	#	572,604	579,118

TOTAL FLOATING RATE LOANS (Cost $3,738,493)				3,440,860

MORTGAGE-BACKED SECURITIES—2.7%
Commercial Mortgage-Backed Securities— 0.2%
COMM Mortgage Trust, Series 2015-LC21, Class E
3.250%	07/10/2048	^	300,000	163,436
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class D
4.272%	08/15/2048	#	210,000	157,784
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E
4.772%	08/15/2048	#^	200,000	133,724
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E
3.000%	05/15/2048	^	300,000	158,002
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class D
4.620%	12/15/2047	#	200,000	164,971

				777,917

Non-Agency Mortgage-Backed Securities— 2.5%
Credit Suisse Mortgage Capital Certificates, Series 2015-8R, Class 2A1
4.500%	06/27/2036	^	594,860	599,029
Encore Credit Receivables Trust, Series 2005-3, Class M6
1.560%	10/25/2035	#	1,224,300	796,323
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.275%	10/25/2024	#	2,500,000	2,674,877
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B
0.774%	07/26/2045	#^	3,740,000	1,696,581

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Nomura Resecuritization Trust, Series 2015-6R, Class 3A5
0.678%	05/26/2046	#^	$2,380,000	$1,434,216
Option One Mortgage Loan Trust, Series 2005-4, Class M3
1.015%	11/25/2035	#	1,330,000	741,773
Reperforming Loan REMIC Trust, Series 2005-R2, Class 2A3
8.000%	06/25/2035	^	944,410	981,702

				8,924,501

TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,858,554)				9,702,418

CONVERTIBLE DEBT OBLIGATIONS—0.3%
Media—0.1%
DISH Network Corp.
3.375%	08/15/2026	^	350,000	385,000

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp.
5.500%	09/15/2026	^	320,000	320,000

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
2.125%	09/01/2026		330,000	359,700

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $1,003,125)				1,064,700

GOVERNMENT RELATED OBLIGATIONS—0.2%
Sovereign Debt—0.2%
Argentine Republic Government International Bond (Argentina)
7.625%	04/22/2046	^	260,000	293,930
6.875%	04/22/2021	^	200,000	218,200

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $448,971)				512,130

ASSET-BACKED SECURITIES—0.9%
Airlines—0.1%
US Airways Pass Through Trust Series 2012-2, Class B
6.750%	06/03/2021		262,766	286,087

Home Equity—0.6%
Bayview Financial Asset Trust Series 2007-SR1A, Class M1
1.325%	03/25/2037	#^	544,550	491,467
Bayview Financial Asset Trust Series 2007-SR1A, Class M3
1.675%	03/25/2037	#^	1,261,496	1,114,847
Mastr Asset Backed Securities Trust Series 2006-FRE1, Class A4
0.815%	12/25/2035	#	442,509	400,334

				2,006,648

Student Loan—0.2%
Nelnet Student Loan Trust Series 2008-3, Class A4
2.475%	11/25/2024	#	450,000	448,532
SLM Student Loan Trust Series 2008-5, Class A4
2.414%	07/25/2023	#	402,468	405,073

				853,605

TOTAL ASSET-BACKED SECURITIES (Cost $2,983,039)				3,146,340

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint High Yield Fund
		Shares	Value
WARRANTS—0.0%
Energy Equipment & Services—0.0%
Seventy Seven Energy, Inc., Expires 08/01/2021, Strike $23.82 (Cost $–)	*‡d	1,596	$—

MONEY MARKET FUNDS—7.1%
Institutional Money Market Funds—7.1%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	2,800,000	2,800,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥11,270,209	11,270,209
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	2,800,000	2,800,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	2,800,000	2,800,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23	††¥	2,800,000	2,800,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	2,697,269	2,697,269

TOTAL MONEY MARKET FUNDS (Cost $25,167,478)			25,167,478

TOTAL INVESTMENTS—102.7% (Cost $363,930,233)			363,983,896
Other assets less liabilities—(2.7%)			(9,712,671)

NET ASSETS—100.0%			$354,271,225

Legend to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $171,857,879, which represents 48.5% of Net Assets. The illiquid 144A securities represented 0.6% of Net Assets, and 1.2% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $0)
d	Security has no market value at September 30, 2016.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—3.1%
Boeing Co. (The)		87,600	$11,540,424
General Dynamics Corp.		2,820	437,551
Huntington Ingalls Industries, Inc.		2,700	414,234
L-3 Communications Holdings, Inc.		2,700	406,971
Orbital ATK, Inc.		5,400	411,642
Raytheon Co.		3,000	408,390
Spirit AeroSystems Holdings, Inc., Class A	*	9,265	412,663
Textron, Inc.		10,800	429,300
Triumph Group, Inc.		101,980	2,843,203
United Technologies Corp.		411,000	41,757,600

			59,061,978

Air Freight & Logistics—2.5%
Expeditors International of Washington, Inc.		8,200	422,464
FedEx Corp.		238,760	41,706,597
United Parcel Service, Inc., Class B		51,000	5,577,360

			47,706,421

Airlines—0.3%
Alaska Air Group, Inc.		6,700	441,262
American Airlines Group, Inc.		11,600	424,676
Copa Holdings SA, Class A (Panama)		4,815	423,383
Delta Air Lines, Inc.		11,000	432,960
JetBlue Airways Corp.	*	24,600	424,104
Southwest Airlines Co.		50,600	1,967,834
Spirit Airlines, Inc.	*	9,900	421,047
United Continental Holdings, Inc.	*	8,200	430,254

			4,965,520

Auto Components—0.8%
BorgWarner, Inc.		12,700	446,786
Gentex Corp.		24,620	432,327
Goodyear Tire & Rubber Co. (The)		12,600	406,980
Johnson Controls International plc		269,015	12,517,268
Lear Corp.		3,715	450,332

			14,253,693

Automobiles—0.2%
Ford Motor Co.		34,305	414,061
General Motors Co.		97,272	3,090,332

			3,504,393

Banks—7.0%
Associated Banc-Corp		21,200	415,308
Bank of America Corp.		377,616	5,909,690
Bank of Hawaii Corp.		5,600	406,672
BankUnited, Inc.		13,700	413,740
BB&T Corp.		11,000	414,920
BOK Financial Corp.		6,370	439,339
CIT Group, Inc.		11,355	412,186
Citigroup, Inc.		407,225	19,233,237
Citizens Financial Group, Inc.		17,000	420,070
Comerica, Inc.		8,700	411,684
Commerce Bancshares, Inc./Missouri		8,358	411,715
Cullen/Frost Bankers, Inc.	†	6,300	453,222
East West Bancorp, Inc.		11,500	422,165
Fifth Third Bancorp		226,600	4,636,236
First Hawaiian, Inc.	*	15,600	419,016
First Horizon National Corp.		29,600	450,808
First Republic Bank/California		5,600	431,816
Huntington Bancshares, Inc./Ohio		45,200	445,672
JPMorgan Chase & Co.		578,880	38,547,619
KeyCorp		291,780	3,550,963
M&T Bank Corp.		53,274	6,185,111

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
PacWest Bancorp		10,127	$434,550
People’s United Financial, Inc.		25,700	406,574
PNC Financial Services Group, Inc. (The)		174,785	15,746,381
Popular, Inc. (Puerto Rico)		10,760	411,247
Regions Financial Corp.		45,600	450,072
Royal Bank of Scotland Group plc (United Kingdom)	*	958,724	2,219,513
Signature Bank/New York	*	3,500	414,575
SunTrust Banks, Inc.		9,400	411,720
SVB Financial Group	*	4,100	453,214
Synovus Financial Corp.		13,685	445,173
TCF Financial Corp.		28,700	416,437
U.S. Bancorp		53,100	2,277,459
Wells Fargo & Co.		534,420	23,664,118
Western Alliance Bancorp	*	11,000	412,940
Zions Bancorporation		13,400	415,668

			133,010,830

Beverages—0.7%
Brown-Forman Corp., Class A	†	6,100	303,475
Brown-Forman Corp., Class B		8,800	417,472
Coca-Cola Co. (The)		9,800	414,736
Diageo plc (United Kingdom)		138,633	3,970,945
Molson Coors Brewing Co., Class B		3,880	426,024
PepsiCo, Inc.		69,700	7,581,269

			13,113,921

Biotechnology—0.5%
Alnylam Pharmaceuticals, Inc.	*	5,410	366,690
Amgen, Inc.		33,300	5,554,773
Gilead Sciences, Inc.		40,200	3,180,624
Juno Therapeutics, Inc.	*†	13,200	396,132
OPKO Health, Inc.	*†	41,100	435,249
United Therapeutics Corp.	*	3,500	413,280

			10,346,748

Building Products—0.4%
Armstrong World Industries, Inc.	*	9,900	409,068
Fortune Brands Home & Security, Inc.		97,930	5,689,733
Lennox International, Inc.		2,700	423,981
Masco Corp.		12,900	442,599
Owens Corning, Inc.		7,720	412,171
USG Corp.	*†	14,900	385,165

			7,762,717

Capital Markets—4.9%
Affiliated Managers Group, Inc.	*	2,900	419,630
Ameriprise Financial, Inc.		116,130	11,586,290
Bank of New York Mellon Corp. (The)		130,700	5,212,316
BlackRock, Inc.		21,035	7,624,346
Charles Schwab Corp. (The)		13,300	419,881
CME Group, Inc.		3,900	407,628
E*TRADE Financial Corp.	*	14,585	424,715
Franklin Resources, Inc.		330,350	11,750,550
Goldman Sachs Group, Inc. (The)		33,240	5,360,615
Interactive Brokers Group, Inc., Class A		11,590	408,779
Intercontinental Exchange, Inc.		20,205	5,442,419
Invesco Ltd.		225,800	7,060,766
Lazard Ltd., Class A (Bermuda)		12,200	443,592
Legg Mason, Inc.		12,830	429,548
LPL Financial Holdings, Inc.	†	14,200	424,722
Moody’s Corp.		4,100	443,948

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Morgan Stanley		334,800	$10,733,688
Nasdaq, Inc.		6,000	405,240
Northern Trust Corp.		115,700	7,866,443
Och-Ziff Capital Management Group LLC, Class A		183,900	798,126
Raymond James Financial, Inc.		7,800	454,038
State Street Corp.		123,900	8,627,157
T. Rowe Price Group, Inc.		6,200	412,300
TD Ameritrade Holding Corp.		12,625	444,905
Thomson Reuters Corp.	†	124,720	5,160,914

			92,762,556

Chemicals—2.9%
Agrium, Inc. (Canada)		36,600	3,319,254
Air Products & Chemicals, Inc.		3,020	454,027
Albemarle Corp.		4,803	410,608
Ashland Global Holdings, Inc.		3,420	396,549
Cabot Corp.		7,800	408,798
Celanese Corp., Series A		6,295	418,995
CF Industries Holdings, Inc.		171,500	4,176,025
Dow Chemical Co. (The)		132,725	6,879,137
E.I. Du Pont de Nemours & Co.		486,955	32,611,376
Eastman Chemical Co.		6,200	419,616
FMC Corp.		8,600	415,724
Huntsman Corp.		26,925	438,070
LyondellBasell Industries NV, Class A		5,100	411,366
Monsanto Co.		4,000	408,800
Mosaic Co. (The)		16,900	413,374
NewMarket Corp.		1,000	429,320
Platform Specialty Products Corp.	*†	48,500	393,335
Praxair, Inc.		3,500	422,905
Scotts Miracle-Gro Co. (The), Class A		5,000	416,350
W.R. Grace & Co.		5,600	413,280
Westlake Chemical Corp.		8,075	432,013

			54,088,922

Commercial Services & Supplies—0.1%
Clean Harbors, Inc.	*	8,685	416,706
R.R. Donnelley & Sons Co.		24,575	386,319
Republic Services, Inc.		8,175	412,429
Stericycle, Inc.	*	5,100	408,714
Waste Management, Inc.		6,535	416,672

			2,040,840

Communications Equipment—3.2%
ARRIS International plc	*	14,600	413,618
Brocade Communications Systems, Inc.		45,185	417,057
Cisco Systems, Inc.		772,430	24,501,480
EchoStar Corp., Class A	*	10,135	444,217
Harris Corp.		93,892	8,601,446
Juniper Networks, Inc.		16,900	406,614
Motorola Solutions, Inc.		5,400	411,912
Nokia Oyj ADR (Finland)	†	812,900	4,706,691
ViaSat, Inc.	*†	281,700	21,028,905

			60,931,940

Construction & Engineering—0.2%
AECOM	*	14,100	419,193
Chicago Bridge & Iron Co. NV (Netherlands)		15,100	423,253
Fluor Corp.		8,000	410,560
Jacobs Engineering Group, Inc.	*	7,630	394,624
KBR, Inc.		29,350	444,065

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Quanta Services, Inc.	*	14,900	$417,051
Valmont Industries, Inc.		3,135	421,877

			2,930,623

Construction Materials—1.5%
LafargeHolcim Ltd. ADR (Switzerland)	*	2,061,660	22,369,011
Martin Marietta Materials, Inc.		2,200	394,042
Vulcan Materials Co.		45,900	5,220,207

			27,983,260

Consumer Finance—0.6%
Ally Financial, Inc.		21,355	415,782
American Express Co.		131,400	8,414,856
Capital One Financial Corp.		6,125	439,959
Discover Financial Services		7,320	413,946
Navient Corp.		28,480	412,105
OneMain Holdings, Inc.	*	13,200	408,540
Santander Consumer USA Holdings, Inc.	*	34,145	415,203
SLM Corp.	*	55,315	413,203
Synchrony Financial		15,447	432,516

			11,766,110

Containers & Packaging—0.7%
AptarGroup, Inc.		5,300	410,273
Avery Dennison Corp.		5,300	412,287
Bemis Co., Inc.		8,100	413,181
Graphic Packaging Holding Co.		30,000	419,700
International Paper Co.		219,805	10,546,244
Sonoco Products Co.		8,135	429,772
WestRock Co.		26,820	1,300,234

			13,931,691

Distributors—0.0%
Genuine Parts Co.		4,000	401,800

Diversified Consumer Services—0.9%
Graham Holdings Co., Class B		33,097	15,931,903
H&R Block, Inc.		17,500	405,125

			16,337,028

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc., Class B	*	2,700	390,069
Leucadia National Corp.		23,300	443,632
Voya Financial, Inc.		14,700	423,654

			1,257,355

Diversified Telecommunication Services—3.1%
AT&T, Inc.		10,100	410,161
CenturyLink, Inc.		122,260	3,353,591
Frontier Communications Corp.	†	95,500	397,280
Level 3 Communications, Inc.	*	737,318	34,196,809
SBA Communications Corp., Class A	*	3,700	414,992
Telefonica SA (Spain)		220,282	2,227,722
Verizon Communications, Inc.		354,959	18,450,769

			59,451,324

Electric Utilities—3.0%
Alliant Energy Corp.		10,500	402,255
American Electric Power Co., Inc.		6,325	406,128
Avangrid, Inc.		9,700	405,266
Duke Energy Corp.		5,100	408,204
Edison International		152,035	10,984,529
Entergy Corp.		56,251	4,316,139
Eversource Energy		127,290	6,896,572
Exelon Corp.		177,450	5,907,311
FirstEnergy Corp.		187,000	6,185,960

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Great Plains Energy, Inc.		20,812	$567,959
Hawaiian Electric Industries, Inc.		13,500	402,975
ITC Holdings Corp.		8,970	416,926
NextEra Energy, Inc.		34,790	4,255,513
OGE Energy Corp.		12,000	379,440
PG&E Corp.		135,260	8,273,854
Pinnacle West Capital Corp.		5,300	402,747
PPL Corp.		11,800	407,926
Southern Co. (The)		7,600	389,880
Westar Energy, Inc.		7,000	397,250
Xcel Energy, Inc.		129,400	5,323,516

			57,130,350

Electrical Equipment—0.9%
AMETEK, Inc.		8,500	406,130
Eaton Corp. plc		132,870	8,730,888
Emerson Electric Co.		126,200	6,879,162
Hubbell, Inc.		3,800	409,412
Regal Beloit Corp.		7,125	423,866
Rockwell Automation, Inc.		3,400	415,956
SolarCity Corp.	*†	20,200	395,112

			17,660,526

Electronic Equipment, Instruments & Components—0.4%
Arrow Electronics, Inc.	*	6,500	415,805
Avnet, Inc.		10,200	418,812
Corning, Inc.		17,500	413,875
Dolby Laboratories, Inc., Class A		8,100	439,749
Fitbit, Inc., Class A	*†	24,800	368,032
FLIR Systems, Inc.		13,000	408,460
Ingram Micro, Inc., Class A		11,900	424,354
IPG Photonics Corp.	*	5,000	411,750
Jabil Circuit, Inc.		18,870	411,743
Keysight Technologies, Inc.	*	13,100	415,139
National Instruments Corp.		14,200	403,280
TE Connectivity Ltd. (Switzerland)		38,100	2,452,878
Trimble Navigation Ltd.	*	14,600	416,976
Zebra Technologies Corp., Class A	*	5,900	410,699

			7,811,552

Energy Equipment & Services—0.8%
Baker Hughes, Inc.		8,430	425,462
Diamond Offshore Drilling, Inc.		24,100	424,401
Dril-Quip, Inc.	*	7,700	429,198
Ensco plc, Class A (United Kingdom)		50,800	431,800
FMC Technologies, Inc.	*	14,900	442,083
Frank’s International NV (Netherlands)	†	32,800	426,400
Halliburton Co.		168,920	7,581,130
Helmerich & Payne, Inc.	†	6,615	445,189
Nabors Industries Ltd.		37,580	456,973
National Oilwell Varco, Inc.		11,100	407,814
Noble Corp. plc (United Kingdom)		66,700	422,878
Oceaneering International, Inc.		15,600	429,156
Patterson-UTI Energy, Inc.		20,340	455,006
Rowan Cos. plc, Class A		28,400	430,544
RPC, Inc.	*†	25,200	423,360
Schlumberger Ltd.		5,300	416,792
Superior Energy Services, Inc.		26,430	473,097
Transocean Ltd. (Switzerland)	*†	41,400	441,324
Weatherford International plc (Switzerland)	*	75,800	425,996

			15,388,603

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Equity Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		3,900	$424,203
American Campus Communities, Inc. REIT		7,800	396,786
American Homes 4 Rent, Class A REIT		20,300	439,292
Apartment Investment & Management Co., Class A REIT		9,300	426,963
Apple Hospitality REIT, Inc. REIT		21,100	390,561
AvalonBay Communities, Inc. REIT		2,215	393,916
Boston Properties, Inc. REIT		3,000	408,870
Brandywine Realty Trust REIT		26,100	407,682
Brixmor Property Group, Inc. REIT		15,200	422,408
Camden Property Trust REIT		4,615	386,460
Care Capital Properties, Inc. REIT		14,875	423,938
Columbia Property Trust, Inc. REIT		18,115	405,595
Communications Sales & Leasing, Inc. REIT		13,400	420,894
Corporate Office Properties Trust REIT		13,700	388,395
Corrections Corp. of America REIT		28,400	393,908
Crown Castle International Corp. REIT		4,400	414,524
CubeSmart REIT		14,700	400,722
CyrusOne, Inc. REIT		8,600	409,102
DCT Industrial Trust, Inc. REIT		8,500	412,675
DDR Corp. REIT		22,300	388,689
Digital Realty Trust, Inc. REIT		4,200	407,904
Douglas Emmett, Inc. REIT		11,400	417,582
Duke Realty Corp. REIT		15,300	418,149
Empire State Realty Trust, Inc., Class A REIT		20,700	433,665
EPR Properties REIT		4,900	385,826
Equity Commonwealth REIT	*	13,450	406,459
Equity One, Inc. REIT		12,900	394,869
Equity Residential REIT		55,500	3,570,315
Essex Property Trust, Inc. REIT		1,803	401,528
Forest City Realty Trust, Inc., Class A REIT		17,600	407,088
General Growth Properties, Inc. REIT		14,700	405,720
HCP, Inc. REIT		11,135	422,573
Healthcare Trust of America, Inc., Class A REIT		12,200	397,964
Highwoods Properties, Inc. REIT		7,800	406,536
Hospitality Properties Trust REIT		14,300	424,996
Host Hotels & Resorts, Inc. REIT		26,590	414,006
Kilroy Realty Corp. REIT		6,000	416,100
Kimco Realty Corp. REIT		13,200	382,140
Liberty Property Trust REIT		10,100	407,535
Life Storage, Inc. REIT		4,500	400,230
Macerich Co. (The) REIT		4,800	388,176
Mid-America Apartment Communities, Inc. REIT		4,200	394,758
National Retail Properties, Inc. REIT		7,840	398,664
NorthStar Realty Finance Corp. REIT		33,381	439,628
Omega Healthcare Investors, Inc. REIT		11,880	421,146
Outfront Media, Inc. REIT		17,634	417,044
Paramount Group, Inc. REIT		24,600	403,194
Piedmont Office Realty Trust, Inc., Class A REIT		18,805	409,385
Post Properties, Inc. REIT		6,025	398,433
Prologis, Inc. REIT		8,100	433,674
Rayonier, Inc. REIT		157,745	4,186,552

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Realty Income Corp. REIT		5,940	$397,564
Regency Centers Corp. REIT		5,220	404,498
Retail Properties of America, Inc., Class A REIT		23,990	403,032
Senior Housing Properties Trust REIT		17,680	401,513
Simon Property Group, Inc. REIT		1,900	393,319
SL Green Realty Corp. REIT		3,725	402,673
Spirit Realty Capital, Inc. REIT		31,840	424,427
STORE Capital Corp. REIT		14,000	412,580
Sun Communities, Inc. REIT		5,300	415,944
Tanger Factory Outlet Centers, Inc. REIT		9,900	385,704
Taubman Centers, Inc. REIT		5,300	394,373
UDR, Inc. REIT		11,150	401,289
Ventas, Inc. REIT		5,400	381,402
VEREIT, Inc. REIT		39,710	411,793
Vornado Realty Trust REIT		3,920	396,743
Weingarten Realty Investors REIT		10,135	395,062
Welltower, Inc. REIT		5,220	390,299
Weyerhaeuser Co. REIT		184,166	5,882,262
WP Carey, Inc. REIT		6,225	401,699

			40,863,598

Food & Staples Retailing—0.7%
CVS Health Corp.		66,030	5,876,010
Walgreens Boots Alliance, Inc.		5,130	413,581
Wal-Mart Stores, Inc.		83,400	6,014,808
Whole Foods Market, Inc.		14,530	411,925

			12,716,324

Food Products—1.5%
Archer-Daniels-Midland Co.		178,400	7,523,128
Bunge Ltd.		6,600	390,918
ConAgra Foods, Inc.		9,610	452,727
Flowers Foods, Inc.	†	27,200	411,264
Hain Celestial Group, Inc. (The)	*	12,000	426,960
Hormel Foods Corp.		11,000	417,230
Ingredion, Inc.		3,140	417,808
JM Smucker Co. (The)		3,125	423,563
Kellogg Co.		47,220	3,658,133
Kraft Heinz Co. (The)		56,660	5,071,637
McCormick & Co., Inc. (Non-Voting Shares)		6,700	669,464
Mead Johnson Nutrition Co.		5,300	418,753
Mondelez International, Inc., Class A		140,300	6,159,170
Pilgrim’s Pride Corp.		19,760	417,331
Pinnacle Foods, Inc.		8,865	444,757
Post Holdings, Inc.	*	5,200	401,284
TreeHouse Foods, Inc.	*	4,800	418,512
Tyson Foods, Inc., Class A		5,460	407,698

			28,530,337

Gas Utilities—0.1%
Atmos Energy Corp.		5,455	406,234
National Fuel Gas Co.		7,520	406,606
Piedmont Natural Gas Co., Inc.		6,900	414,276
UGI Corp.		8,802	398,203

			1,625,319

Health Care Equipment & Supplies—1.3%
Abbott Laboratories		10,235	432,838
Alere, Inc.	*	9,340	403,862
Baxter International, Inc.		73,793	3,512,547
Becton Dickinson and Co.		27,700	4,978,521
Cooper Cos., Inc. (The)		2,300	412,298
Danaher Corp.		5,320	417,035

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
DENTSPLY SIRONA, Inc.		6,900	$410,067
Hill-Rom Holdings, Inc.		6,700	415,266
Medtronic plc (Ireland)		133,085	11,498,544
St. Jude Medical, Inc.		5,200	414,752
Teleflex, Inc.		2,500	420,125
Zimmer Biomet Holdings, Inc.		3,320	431,666

			23,747,521

Health Care Providers & Services—1.3%
Acadia Healthcare Co., Inc.	*†	8,700	431,085
Aetna, Inc.		3,525	406,961
Amsurg Corp.	*	6,200	415,710
Anthem, Inc.		62,230	7,798,041
Brookdale Senior Living, Inc.	*	25,000	436,250
Cardinal Health, Inc.		5,300	411,810
Centene Corp.	*	6,038	404,305
Cigna Corp.		3,000	390,960
DaVita, Inc.	*	6,235	411,947
Envision Healthcare Holdings, Inc.	*	18,800	418,676
Express Scripts Holding Co.	*	5,860	413,306
HCA Holdings, Inc.	*	5,450	412,184
Humana, Inc.		2,325	411,269
Laboratory Corp. of America Holdings	*	2,959	406,803
LifePoint Health, Inc.	*	7,075	419,052
MEDNAX, Inc.	*	6,300	417,375
Premier, Inc., Class A	*	13,100	423,654
Quest Diagnostics, Inc.		4,900	414,687
UnitedHealth Group, Inc.		58,215	8,150,100
Universal Health Services, Inc., Class B		3,355	413,403
WellCare Health Plans, Inc.	*	3,700	433,233

			23,840,811

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	31,645	416,765

Hotels, Restaurants & Leisure—3.2%
Aramark		10,975	417,379
Carnival Corp.		90,900	4,437,738
Choice Hotels International, Inc.		9,300	419,244
Extended Stay America, Inc.	†	28,600	406,120
Hilton Worldwide Holdings, Inc.		242,690	5,564,882
Hyatt Hotels Corp., Class A	*	8,240	405,573
International Game Technology plc		16,700	407,146
Las Vegas Sands Corp.		125,400	7,215,516
Marriott International, Inc., Class A		6,140	413,406
MGM Resorts International	*	16,600	432,098
Norwegian Cruise Line Holdings Ltd.	*	126,980	4,787,146
Royal Caribbean Cruises Ltd.		5,500	412,225
Wendy’s Co. (The)		40,233	434,516
Wynn Resorts Ltd.	†	352,076	34,299,244

			60,052,233

Household Durables—0.5%
CalAtlantic Group, Inc.		12,100	404,624
D.R. Horton, Inc.		13,690	413,438
Garmin Ltd. (Switzerland)	†	8,435	405,808
Harman International Industries, Inc.		4,900	413,805
Lennar Corp., Class A		9,600	406,464
Lennar Corp., Class B		9,200	308,844
Mohawk Industries, Inc.	*	2,100	420,714
PulteGroup, Inc.		309,580	6,203,983
Toll Brothers, Inc.	*	14,600	435,956
Whirlpool Corp.		2,552	413,832

			9,827,468

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Household Products—0.1%
Clorox Co. (The)		3,300	$413,094
Colgate-Palmolive Co.		5,415	401,468
Energizer Holdings, Inc.		8,645	431,904
Kimberly-Clark Corp.		3,251	410,081
Procter & Gamble Co. (The)		4,700	421,825

			2,078,372

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)		592,100	7,608,485
Calpine Corp.	*	31,125	393,420
NRG Energy, Inc.		36,290	406,811

			8,408,716

Industrial Conglomerates—3.1%
3M Co.		35,055	6,177,743
Carlisle Cos., Inc.		3,825	392,330
CK Hutchison Holdings Ltd. ADR (Hong Kong)		2,419,300	30,797,689
General Electric Co.		728,397	21,575,119
Roper Technologies, Inc.		2,320	423,330

			59,366,211

Insurance—4.4%
Aflac, Inc.		5,600	402,472
Alleghany Corp.	*	805	422,641
Allied World Assurance Co. Holdings AG (Switzerland)		10,070	407,029
Allstate Corp. (The)		5,700	394,326
American Financial Group, Inc.		5,300	397,500
American International Group, Inc.		97,850	5,806,419
American National Insurance Co.		3,400	414,664
AmTrust Financial Services, Inc.		16,100	431,963
Arch Capital Group Ltd. (Bermuda)	*	5,500	435,930
Arthur J. Gallagher & Co.		8,535	434,176
Aspen Insurance Holdings Ltd. (Bermuda)		8,680	404,401
Assurant, Inc.		4,600	424,350
Assured Guaranty Ltd. (Bermuda)		15,600	432,900
Axis Capital Holdings Ltd. (Bermuda)		7,400	402,042
Brown & Brown, Inc.		10,600	399,726
Chubb Ltd. (Switzerland)		76,392	9,598,655
Cincinnati Financial Corp.		5,500	414,810
CNA Financial Corp.		12,545	431,674
Endurance Specialty Holdings Ltd. (Bermuda)		6,000	392,700
Erie Indemnity Co., Class A		4,000	408,280
Everest Re Group Ltd. (Bermuda)		2,200	417,934
First American Financial Corp.		10,000	392,800
FNF Group		11,200	413,392
Hanover Insurance Group, Inc. (The)		5,400	407,268
Hartford Financial Services Group, Inc. (The)		9,700	415,354
Lincoln National Corp.		8,900	418,122
Loews Corp.		241,800	9,950,070
Markel Corp.	*	448	416,089
Marsh & McLennan Cos., Inc.		208,575	14,026,669
Mercury General Corp.		7,600	416,860
MetLife, Inc.		348,170	15,469,193
Old Republic International Corp.		23,000	405,260
Principal Financial Group, Inc.		86,665	4,464,114
ProAssurance Corp.		7,900	414,592
Progressive Corp. (The)		13,100	412,650
Prudential Financial, Inc.		5,315	433,970
Reinsurance Group of America, Inc.		3,800	410,172

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
RenaissanceRe Holdings Ltd. (Bermuda)		3,415	$410,346
Torchmark Corp.		6,500	415,285
Travelers Cos., Inc. (The)		3,435	393,479
Unum Group		94,335	3,330,969
Validus Holdings Ltd. (Bermuda)		8,300	413,506
W.R. Berkley Corp.		6,965	402,298
White Mountains Insurance Group Ltd.		500	415,000
Willis Towers Watson plc (United Kingdom)		17,157	2,277,935
XL Group Ltd. (Bermuda)		62,235	2,092,963

			82,292,948

Internet & Direct Marketing Retail—0.3%
Liberty Interactive Corp. QVC Group	*	223,200	4,466,232
Liberty Ventures, Series A	*	10,500	418,635

			4,884,867

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	7,900	418,621
Alphabet, Inc., Class C	*	39,499	30,702,178
CommerceHub, Inc., Series C	*	10,800	171,828
IAC/InterActiveCorp		6,900	431,043
Pandora Media, Inc.	*	28,800	412,704
Twilio, Inc., Class A	*	6,000	386,160
Twitter, Inc.	*	18,000	414,900
Yahoo!, Inc.	*	9,520	410,312
Yelp, Inc.	*	9,900	412,830
Zillow Group, Inc., Class C	*†	11,200	388,080

			34,148,656

IT Services—0.5%
Amdocs Ltd.		7,100	410,735
Booz Allen Hamilton Holding Corp.		13,500	426,735
Cognizant Technology Solutions Corp., Class A	*	110,410	5,267,661
Computer Sciences Corp.		7,700	402,017
CoreLogic, Inc.	*	10,700	419,654
Fidelity National Information Services, Inc.		5,500	423,665
International Business Machines Corp.		2,600	413,010
Leidos Holdings, Inc.		9,460	409,429
Xerox Corp.		40,085	406,061

			8,578,967

Leisure Products—0.4%
Brunswick Corp.		8,700	424,386
Mattel, Inc.		201,100	6,089,308
Vista Outdoor, Inc.	*	10,400	414,544

			6,928,238

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		8,600	404,974
Bio-Rad Laboratories, Inc., Class A	*	2,600	425,906
Patheon NV (Netherlands)	*	11,200	331,856
PerkinElmer, Inc.		7,500	420,825
QIAGEN NV (Netherlands)	*	15,175	416,402
Quintiles Transnational Holdings, Inc.	*	5,200	421,512
Thermo Fisher Scientific, Inc.		2,600	413,556
VWR Corp.	*	14,600	414,056

			3,249,087

Machinery—4.0%
AGCO Corp.		8,700	429,084
Allison Transmission Holdings, Inc.		14,100	404,388

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Caterpillar, Inc.		56,120	$4,981,772
CNH Industrial NV (United Kingdom)		4,580,800	33,073,376
Colfax Corp.	*	14,500	455,735
Crane Co.		6,700	422,167
Cummins, Inc.		34,100	4,369,915
Deere & Co.		36,815	3,142,160
Donaldson Co., Inc.		11,000	410,630
Dover Corp.		5,725	421,589
Flowserve Corp.		76,157	3,673,814
Fortive Corp.		8,010	407,709
IDEX Corp.		4,730	442,586
Illinois Tool Works, Inc.		56,600	6,782,944
Ingersoll-Rand plc		107,670	7,315,100
ITT, Inc.		11,545	413,773
Lincoln Electric Holdings, Inc.		6,525	408,595
Manitowoc Foodservice, Inc.	*	25,200	408,744
Oshkosh Corp.		7,600	425,600
PACCAR, Inc.		7,300	429,094
Parker-Hannifin Corp.		3,600	451,908
Pentair plc (United Kingdom)		70,200	4,509,648
Snap-on, Inc.		2,600	395,096
Stanley Black & Decker, Inc.		3,625	445,803
Terex Corp.		18,230	463,224
Timken Co. (The)		12,750	448,035
Trinity Industries, Inc.		17,005	411,181
Xylem, Inc.		7,940	416,453

			76,360,123

Marine—0.0%
Kirby Corp.	*	6,900	428,904

Media—3.8%
CBS Corp. (Non-Voting Shares), Class B		115,750	6,336,155
Clear Channel Outdoor Holdings, Inc., Class A		69,140	403,778
Comcast Corp., Class A		208,290	13,817,959
Discovery Communications, Inc., Class A	*	15,900	428,028
DISH Network Corp., Class A	*	7,680	420,710
John Wiley & Sons, Inc., Class A		7,700	397,397
Liberty Broadband Corp., Class C	*	5,727	409,366
Liberty SiriusXM Group, Class C	*	12,800	427,648
Lions Gate Entertainment Corp.	†	20,100	401,799
Live Nation Entertainment, Inc.	*	15,100	414,948
Madison Square Garden Co. (The), Class A	*	2,500	423,525
News Corp., Class A		399,500	5,585,010
Regal Entertainment Group, Class A	†	18,800	408,900
Scripps Networks Interactive, Inc., Class A		445,800	28,303,842
TEGNA, Inc.		19,000	415,340
Time Warner, Inc.		15,633	1,244,543
Tribune Media Co., Class A		11,200	409,024
Twenty-First Century Fox, Inc., Class A		17,045	412,830
Twenty-First Century Fox, Inc., Class B		289,900	7,172,126
Viacom, Inc., Class A	†	5,000	214,100
Viacom, Inc., Class B		11,300	430,530
Walt Disney Co. (The)		34,100	3,166,526

			71,644,084

Metals & Mining—0.4%
Alcoa, Inc.		40,945	415,182

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Compass Minerals International, Inc.	†	5,600	$412,720
Freeport-McMoRan, Inc.	*	36,740	398,996
Newmont Mining Corp.		10,200	400,758
Nucor Corp.		90,200	4,460,390
Reliance Steel & Aluminum Co.		5,600	403,368
Royal Gold, Inc.		5,455	422,381
Southern Copper Corp. (Peru)		15,200	399,760
Steel Dynamics, Inc.		16,100	402,339
Tahoe Resources, Inc.		30,970	397,345
United States Steel Corp.		20,600	388,516

			8,501,755

Mortgage Real Estate Investment Trusts (REITs)—0.1%
American Capital Agency Corp. REIT		21,210	414,443
Annaly Capital Management, Inc. REIT		39,515	414,908
Chimera Investment Corp. REIT		24,638	392,976
MFA Financial, Inc. REIT		55,645	416,225
Starwood Property Trust, Inc. REIT		19,000	427,880
Two Harbors Investment Corp. REIT		48,100	410,293

			2,476,725

Multiline Retail—0.6%
Dillard’s, Inc., Class A		6,550	412,716
J.C. Penney Co., Inc.	*†	45,900	423,198
Kohl’s Corp.		128,055	5,602,406
Macy’s, Inc.		106,600	3,949,530
Target Corp.		6,100	418,948

			10,806,798

Multi-Utilities—0.8%
Ameren Corp.		8,200	403,276
CenterPoint Energy, Inc.		16,700	387,941
CMS Energy Corp.		9,600	403,296
Consolidated Edison, Inc.		5,400	406,620
Dominion Resources, Inc.		43,700	3,245,599
DTE Energy Co.		4,400	412,148
MDU Resources Group, Inc.		16,500	419,760
NiSource, Inc.		319,440	7,701,699
Public Service Enterprise Group, Inc.		9,700	406,139
SCANA Corp.		5,400	390,798
Sempra Energy		3,815	408,930
Vectren Corp.		8,100	406,620
WEC Energy Group, Inc.		6,772	405,507

			15,398,333

Oil, Gas & Consumable Fuels—9.7%
Anadarko Petroleum Corp.		69,780	4,421,261
Antero Resources Corp.	*	15,400	415,030
Apache Corp.		111,407	7,115,565
Cabot Oil & Gas Corp.		15,700	405,060
Canadian Natural Resources Ltd. (Canada)		294,600	9,438,984
Cheniere Energy, Inc.	*	9,400	409,840
Chesapeake Energy Corp.	*†	2,481,120	15,556,622
Chevron Corp.		182,068	18,738,439
Cimarex Energy Co.		3,330	447,452
Concho Resources, Inc.	*	3,200	439,520
ConocoPhillips		9,860	428,614
CONSOL Energy, Inc.	†	1,336,380	25,658,496
Continental Resources, Inc.	*	8,700	452,052
Devon Energy Corp.		9,960	439,336
Diamondback Energy, Inc.	*	4,300	415,122
Energen Corp.		7,325	422,799
EOG Resources, Inc.		90,630	8,764,827

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
EQT Corp.		32,805	$2,382,299
Exxon Mobil Corp.		281,255	24,547,936
Gulfport Energy Corp.	*	15,100	426,575
Hess Corp.		118,245	6,340,297
HollyFrontier Corp.		17,200	421,400
Kinder Morgan, Inc.		18,255	422,238
Kosmos Energy Ltd.	*†	72,000	461,520
Laredo Petroleum, Inc.	*	35,110	452,919
Marathon Oil Corp.		436,020	6,893,476
Marathon Petroleum Corp.		9,700	393,723
Murphy Oil Corp.	†	14,320	435,328
Newfield Exploration Co.	*	9,900	430,254
Noble Energy, Inc.		11,930	426,378
Occidental Petroleum Corp.		116,510	8,495,909
Parsley Energy, Inc., Class A	*	12,600	422,226
PBF Energy, Inc., Class A	†	17,885	404,916
Phillips 66		4,930	397,112
Pioneer Natural Resources Co.		35,670	6,622,135
PrairieSky Royalty Ltd. (Canada)		4,848	99,651
QEP Resources, Inc.		22,495	439,327
Range Resources Corp.		10,725	415,594
Rice Energy, Inc.	*	17,260	450,659
Royal Dutch Shell plc, Class A ADR (Netherlands)		196,681	9,847,818
SM Energy Co.		11,300	435,954
Southwestern Energy Co.	*	239,710	3,317,586
Spectra Energy Corp.		9,675	413,606
Targa Resources Corp.		20,800	1,021,488
Tesoro Corp.		5,180	412,121
TOTAL SA ADR (France)	†	217,300	10,365,210
Valero Energy Corp.		7,230	383,190
Whiting Petroleum Corp.	*	50,440	440,846
Williams Cos., Inc. (The)		13,400	411,782
World Fuel Services Corp.		8,445	390,666
WPX Energy, Inc.	*	32,735	431,775

			183,622,933

Paper & Forest Products—0.0%
Domtar Corp.		10,765	399,704

Personal Products—0.3%
Avon Products, Inc.		232,700	1,317,082
Coty, Inc., Class A	*†	133,365	3,134,078
Edgewell Personal Care Co.	*	5,345	425,034
Nu Skin Enterprises, Inc., Class A	†	6,500	421,070

			5,297,264

Pharmaceuticals—4.5%
Allergan plc	*	30,600	7,047,486
AstraZeneca plc ADR (United Kingdom)		186,700	6,134,962
Bristol-Myers Squibb Co.		201,280	10,853,018
Endo International plc (Ireland)	*	18,500	372,775
GlaxoSmithKline plc (United Kingdom)		171,008	3,642,222
Johnson & Johnson		98,515	11,637,577
Mallinckrodt plc	*	5,760	401,933
Merck & Co., Inc.		336,710	21,014,071
Mylan NV	*	10,300	392,636
Perrigo Co. plc (Ireland)		4,120	380,400
Pfizer, Inc.		479,896	16,254,077
Roche Holding AG (Genusschein) (Switzerland)		26,031	6,468,667

			84,599,824

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Professional Services—0.4%
Dun & Bradstreet Corp. (The)		3,120	$426,255
ManpowerGroup, Inc.		5,720	413,327
Nielsen Holdings plc		114,635	6,140,997

			6,980,579

Real Estate Management & Development—0.1%
Howard Hughes Corp. (The)	*	3,410	390,445
Jones Lang LaSalle, Inc.		3,710	422,161
Realogy Holdings Corp.		16,060	415,311

			1,227,917

Road & Rail—0.9%
AMERCO		1,241	402,369
Canadian Pacific Railway Ltd. (Canada)		7,400	1,129,980
CSX Corp.		13,845	422,273
Genesee & Wyoming, Inc., Class A	*	6,115	421,629
Hertz Global Holdings, Inc.	*	10,320	414,451
Kansas City Southern		4,455	415,741
Norfolk Southern Corp.		9,915	962,350
Old Dominion Freight Line, Inc.	*	6,600	452,826
Ryder System, Inc.		6,325	417,134
Union Pacific Corp.		126,600	12,347,298

			17,386,051

Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.		133,050	8,575,073
Applied Materials, Inc.		266,420	8,032,563
Cree, Inc.	*†	15,860	407,919
Cypress Semiconductor Corp.		35,000	425,600
First Solar, Inc.	*†	10,600	418,594
Intel Corp.		327,415	12,359,916
Lam Research Corp.		4,680	443,243
Linear Technology Corp.		7,000	415,030
Marvell Technology Group Ltd. (Bermuda)		31,450	417,342
Maxim Integrated Products, Inc.		174,375	6,962,794
Micron Technology, Inc.	*	23,730	421,919
ON Semiconductor Corp.	*	34,700	427,504
Qorvo, Inc.	*	7,600	423,624
QUALCOMM, Inc.		251,490	17,227,065
Skyworks Solutions, Inc.		5,600	426,384
SunPower Corp.	*†	45,545	406,261
Teradyne, Inc.		20,500	442,390
Texas Instruments, Inc.		101,600	7,130,288
Xilinx, Inc.		8,400	456,456

			65,819,965

Software—1.3%
ANSYS, Inc.	*	4,450	412,115
Autodesk, Inc.	*	5,665	409,749
CA, Inc.		47,305	1,564,849
Dell Technologies, Inc. - VMware Inc, Class V	*	8,684	415,095
FireEye, Inc.	*†	27,900	410,967
Microsoft Corp.		319,210	18,386,496
Nuance Communications, Inc.	*	28,680	415,860
Oracle Corp.		10,500	412,440
PTC, Inc.	*	9,300	412,083
SS&C Technologies Holdings, Inc.		12,500	401,875
Symantec Corp.		16,395	411,515
Synopsys, Inc.	*	7,300	433,255
VMware, Inc., Class A	*†	5,600	410,760
Zynga, Inc., Class A	*	156,375	455,051

			24,952,110

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—1.1%
AutoNation, Inc.	*	8,700	$423,777
Bed Bath & Beyond, Inc.		9,800	422,478
Best Buy Co., Inc.		10,950	418,071
Burlington Stores, Inc.	*	5,000	405,100
Cabela’s, Inc.	*	7,860	431,750
CST Brands, Inc.		8,985	432,089
Dick’s Sporting Goods, Inc.		7,015	397,891
Foot Locker, Inc.		6,130	415,123
GameStop Corp., Class A	†	15,300	422,127
Gap, Inc. (The)		19,100	424,784
Home Depot, Inc. (The)		35,060	4,511,521
L Brands, Inc.		5,600	396,312
Lowe’s Cos., Inc.		66,505	4,802,326
Michaels Cos., Inc. (The)	*	17,200	415,724
Murphy USA, Inc.	*	5,690	406,038
Penske Automotive Group, Inc.	†	8,750	421,575
Signet Jewelers Ltd.		45,500	3,391,115
Staples, Inc.		121,200	1,036,260
Tiffany & Co.	†	6,300	457,569
Urban Outfitters, Inc.	*	12,000	414,240

			20,445,870

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.		47,490	5,368,745
Hewlett Packard Enterprise Co.		17,940	408,135
HP, Inc.		26,740	415,272
Lexmark International, Inc., Class A		10,400	415,584
NetApp, Inc.		11,770	421,601
Western Digital Corp.		101,103	5,911,492

			12,940,829

Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc.		11,500	420,440
PVH Corp.		50,740	5,606,770
Ralph Lauren Corp.		169,138	17,106,617

			23,133,827

Thrifts & Mortgage Finance—0.0%
New York Community Bancorp, Inc.		28,700	408,401
TFS Financial Corp.		23,030	410,164

			818,565

Tobacco—0.9%
British American Tobacco plc (United Kingdom)		92,559	5,903,050
Philip Morris International, Inc.		104,360	10,145,879
Reynolds American, Inc.		8,700	410,205

			16,459,134

Trading Companies & Distributors—0.1%
Air Lease Corp.		14,400	411,552
Herc Holdings, Inc.	*	12,606	424,822
MSC Industrial Direct Co., Inc., Class A		5,700	418,437
United Rentals, Inc.	*	5,800	455,242
WESCO International, Inc.	*	6,915	425,204

			2,135,257

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		4,900	407,876

Water Utilities—0.0%
American Water Works Co., Inc.		5,400	404,136
Aqua America, Inc.		13,200	402,336

			806,472

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wireless Telecommunication Services—0.2%
Sprint Corp.	*†	61,075	$404,927
Telephone & Data Systems, Inc.		15,000	407,700
T-Mobile US, Inc.	*	9,200	429,824
United States Cellular Corp.	*	11,100	403,374
Vodafone Group plc (United Kingdom)		727,501	2,086,419

			3,732,244

TOTAL COMMON STOCKS (Cost $1,634,349,829)			1,803,940,282

CONVERTIBLE PREFERRED STOCKS—0.2%
Electric Utilities—0.2%
Great Plains Energy, Inc. 7.000%	*	18,710	963,377
NextEra Energy, Inc. 6.123%	*	65,785	3,276,093

			4,239,470

Multi-Utilities—0.0%
DTE Energy Co. 6.500%	*	16,415	853,580

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,973,800)			5,093,050

MONEY MARKET FUNDS—8.8%
Institutional Money Market Funds—8.8%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	16,650,000	16,650,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥81,027,941	81,027,941
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	16,650,000	16,650,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	16,650,000	16,650,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	16,650,000	16,650,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	18,663,825	18,663,825

TOTAL MONEY MARKET FUNDS (Cost $166,291,766)			166,291,766

TOTAL INVESTMENTS—104.4% (Cost $1,805,615,395)			1,975,325,098
Other assets less liabilities—(4.4%)			(83,889,714)

NET ASSETS—100.0%			$1,891,435,384

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—96.0%
Aerospace & Defense—1.4%
Boeing Co. (The)		32,400	$4,268,376
Northrop Grumman Corp.		5,200	1,112,540
Raytheon Co.		5,600	762,328
Rockwell Collins, Inc.		2,400	202,416
Textron, Inc.		16,100	639,975
Triumph Group, Inc.		258,060	7,194,713
United Technologies Corp.		101,910	10,354,056

			24,534,404

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.		419,300	21,602,336
FedEx Corp.		73,500	12,838,980

			34,441,316

Airlines—0.6%
Alaska Air Group, Inc.		31,200	2,054,832
American Airlines Group, Inc.		156,100	5,714,821
Delta Air Lines, Inc.		20,400	802,944
United Continental Holdings, Inc.	*	29,600	1,553,112

			10,125,709

Auto Components—0.2%
Delphi Automotive plc (United Kingdom)		27,000	1,925,640
Johnson Controls International plc		20,020	931,531

			2,857,171

Automobiles—0.2%
Ferrari NV (Italy)	†	12,300	638,001
Tesla Motors, Inc.	*†	11,174	2,279,831

			2,917,832

Banks—6.6%
Citigroup, Inc.		474,150	22,394,105
ING Groep NV ADR (Netherlands)		590,500	7,286,770
JPMorgan Chase & Co.		694,043	46,216,323
M&T Bank Corp.		85,000	9,868,500
PNC Financial Services Group, Inc. (The)		162,700	14,657,643
Wells Fargo & Co.		328,330	14,538,452

			114,961,793

Beverages—0.7%
Coca-Cola Co. (The)		224,900	9,517,768
Constellation Brands, Inc., Class A		7,500	1,248,675
Molson Coors Brewing Co., Class B		8,600	944,280
Monster Beverage Corp.	*	3,200	469,792

			12,180,515

Biotechnology—2.2%
Alexion Pharmaceuticals, Inc.	*	38,600	4,730,044
Amgen, Inc.		52,730	8,795,891
Biogen, Inc.	*	13,500	4,225,905
Celgene Corp.	*	53,200	5,560,996
Regeneron Pharmaceuticals, Inc.	*	200	80,404
Shire plc ADR		16,864	3,269,255
Vertex Pharmaceuticals, Inc.	*	124,390	10,848,052

			37,510,547

Building Products—0.6%
Fortune Brands Home & Security, Inc.		171,540	9,966,474

Capital Markets—4.8%
Ameriprise Financial, Inc.		11,800	1,177,286

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bank of New York Mellon Corp. (The)		497,400	$19,836,312
BlackRock, Inc.		25,220	9,141,241
Charles Schwab Corp. (The)		23,000	726,110
CME Group, Inc.		6,300	658,476
Goldman Sachs Group, Inc. (The)		36,700	5,918,609
Intercontinental Exchange, Inc.		45,040	12,131,974
Invesco Ltd.		349,100	10,916,357
Morgan Stanley		205,000	6,572,300
Northern Trust Corp.		4,100	278,759
S&P Global, Inc.		6,900	873,264
State Street Corp.		43,700	3,042,831
TD Ameritrade Holding Corp.		129,600	4,567,104
Thomson Reuters Corp.	†	178,010	7,366,054

			83,206,677

Chemicals—2.2%
Agrium, Inc. (Canada)		90,300	8,189,307
Ashland Global Holdings, Inc.		4,100	475,395
Dow Chemical Co. (The)		171,600	8,894,028
E.I. Du Pont de Nemours & Co.		2,400	160,728
Ecolab, Inc.		3,900	474,708
Potash Corp. of Saskatchewan, Inc. (Canada)		1,174,675	19,170,696
PPG Industries, Inc.		700	72,352
Sherwin-Williams Co. (The)		3,600	995,976

			38,433,190

Communications Equipment—1.8%
Cisco Systems, Inc.		693,850	22,008,922
Nokia Oyj ADR (Finland)	†	1,540,467	8,919,304

			30,928,226

Consumer Finance—1.2%
American Express Co.		229,400	14,690,776
Synchrony Financial		240,520	6,734,560

			21,425,336

Containers & Packaging—0.6%
Ball Corp.		13,200	1,081,740
International Paper Co.		189,920	9,112,362

			10,194,102

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc., Class B	*	197,500	28,532,825

Diversified Telecommunication Services—1.0%
Level 3 Communications, Inc.	*	240,350	11,147,433
Verizon Communications, Inc.		118,700	6,170,026

			17,317,459

Electric Utilities—0.8%
Edison International		99,850	7,214,163
NextEra Energy, Inc.		4,600	562,672
Xcel Energy, Inc.		169,800	6,985,572

			14,762,407

Electrical Equipment—1.1%
Eaton Corp. plc		180,180	11,839,628
Rockwell Automation, Inc.		56,775	6,945,853

			18,785,481

Electronic Equipment, Instruments & Components—1.2%
TE Connectivity Ltd. (Switzerland)		319,650	20,579,067

Energy Equipment & Services—2.1%
Halliburton Co.		275,610	12,369,377

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Schlumberger Ltd.		299,975	$23,590,034

			35,959,411

Equity Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		68,100	7,717,773
Equinix, Inc. REIT		1,100	396,275

			8,114,048

Food & Staples Retailing—0.4%
Costco Wholesale Corp.		5,300	808,303
CVS Health Corp.		23,000	2,046,770
Walgreens Boots Alliance, Inc.		59,800	4,821,076

			7,676,149

Food Products—2.5%
Danone SA ADR (France)		651,800	9,679,230
Kraft Heinz Co. (The)		65,780	5,887,968
Mondelez International, Inc., Class A		196,500	8,626,350
Nestle SA ADR (Switzerland)		241,550	19,087,281

			43,280,829

Health Care Equipment & Supplies—1.9%
Becton Dickinson and Co.		20,500	3,684,465
C.R. Bard, Inc.		200	44,856
Danaher Corp.		128,000	10,033,920
DENTSPLY SIRONA, Inc.		3,400	202,062
Intuitive Surgical, Inc.	*	5,900	4,276,497
Medtronic plc (Ireland)		130,595	11,283,408
Stryker Corp.		34,100	3,969,581

			33,494,789

Health Care Providers & Services—3.6%
Aetna, Inc.		38,777	4,476,805
AmerisourceBergen Corp.		250,175	20,209,136
Anthem, Inc.		4,200	526,302
Cardinal Health, Inc.		3,800	295,260
Centene Corp.	*	7,287	487,938
Cigna Corp.		9,700	1,264,104
Henry Schein, Inc.	*	2,300	374,854
Humana, Inc.		12,000	2,122,680
McKesson Corp.		11,800	1,967,650
UnitedHealth Group, Inc.		224,175	31,384,500

			63,109,229

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		500	24,410
Hilton Worldwide Holdings, Inc.		463,981	10,639,084
Las Vegas Sands Corp.		30,400	1,749,216
Marriott International, Inc., Class A		26,671	1,795,759
MGM Resorts International	*	88,400	2,301,052
Norwegian Cruise Line Holdings Ltd.	*	288,100	10,861,370
Royal Caribbean Cruises Ltd.		18,000	1,349,100
Starbucks Corp.		24,800	1,342,672
Yum! Brands, Inc.		4,600	417,726

			30,480,389

Household Durables—0.7%
PulteGroup, Inc.		578,770	11,598,551

Industrial Conglomerates—1.1%
Honeywell International, Inc.		159,050	18,543,640
Roper Technologies, Inc.		7,500	1,368,525

			19,912,165

Insurance—3.3%
Aon plc (United Kingdom)		1,500	168,735
Chubb Ltd. (Switzerland)		60,160	7,559,104
Marsh & McLennan Cos., Inc.		135,790	9,131,877

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Principal Financial Group, Inc.		214,000	$11,023,140
Progressive Corp. (The)		559,950	17,638,425
Willis Towers Watson plc (United Kingdom)		6,500	863,005
XL Group Ltd. (Bermuda)		347,900	11,699,877

			58,084,163

Internet & Direct Marketing Retail—4.0%
Amazon.com, Inc.	*	45,400	38,013,874
Ctrip.com International Ltd. ADR (China)	*†	42,300	1,969,911
Liberty Interactive Corp. QVC Group	*	429,100	8,586,291
Netflix, Inc.	*	43,200	4,257,360
Priceline Group, Inc. (The)	*	11,400	16,774,986

			69,602,422

Internet Software & Services—5.3%
Alibaba Group Holding Ltd. ADR (China)	*	85,038	8,996,170
Alphabet, Inc., Class A	*	13,000	10,452,780
Alphabet, Inc., Class C	*	23,254	18,075,102
Baidu, Inc. ADR (China)	*	6,300	1,147,041
eBay, Inc.	*	745,775	24,535,997
Facebook, Inc., Class A	*	161,300	20,689,951
Tencent Holdings Ltd. (China)		258,900	7,197,947

			91,094,988

IT Services—3.9%
Accenture plc, Class A (Ireland)		215,975	26,385,666
Cognizant Technology Solutions Corp., Class A	*	193,321	9,223,345
Fidelity National Information Services, Inc.		14,300	1,101,529
Fiserv, Inc.	*	38,700	3,849,489
FleetCor Technologies, Inc.	*	4,700	816,531
MasterCard, Inc., Class A		106,700	10,858,859
PayPal Holdings, Inc.	*	63,600	2,605,692
Visa, Inc., Class A		150,700	12,462,890

			67,304,001

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		8,700	409,683
Thermo Fisher Scientific, Inc.		38,600	6,139,716

			6,549,399

Machinery—3.5%
Caterpillar, Inc.		99,600	8,841,492
Fortive Corp.		64,000	3,257,600
Ingersoll-Rand plc		119,400	8,112,036
PACCAR, Inc.		331,100	19,462,058
Pentair plc (United Kingdom)		11,200	719,488
Stanley Black & Decker, Inc.		168,000	20,660,640
Wabtec Corp.		7,100	579,715

			61,633,029

Media—5.1%
CBS Corp. (Non-Voting Shares), Class B		190,060	10,403,884
Charter Communications, Inc., Class A	*	8,103	2,187,567
Comcast Corp., Class A		457,200	30,330,648
Omnicom Group, Inc.		244,450	20,778,250
Time Warner, Inc.		7,700	612,997
Twenty-First Century Fox, Inc., Class A		340,000	8,234,800
Twenty-First Century Fox, Inc., Class B		638,250	15,790,305

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Walt Disney Co. (The)		4,000	$371,440

			88,709,891

Multiline Retail—1.5%
Dollar General Corp.		365,750	25,598,842

Multi-Utilities—0.9%
Dominion Resources, Inc.		111,000	8,243,970
Sempra Energy		65,800	7,053,102

			15,297,072

Oil, Gas & Consumable Fuels—5.3%
Chevron Corp.		226,340	23,294,913
Devon Energy Corp.		424,850	18,740,133
EOG Resources, Inc.		115,290	11,149,696
Marathon Oil Corp.		741,070	11,716,317
Pioneer Natural Resources Co.		58,100	10,786,265
Royal Dutch Shell plc, Class B (Netherlands)		411,461	10,667,414
Southwestern Energy Co.	*	361,970	5,009,665

			91,364,403

Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Class A		3,400	301,104
Unilever plc ADR (United Kingdom)		310,425	14,714,145

			15,015,249

Pharmaceuticals—4.3%
Allergan plc	*	85,853	19,772,804
AstraZeneca plc ADR (United Kingdom)		326,600	10,732,076
Bristol-Myers Squibb Co.		230,100	12,406,992
Eli Lilly & Co.		26,700	2,142,942
Merck & Co., Inc.		260,830	16,278,400
Pfizer, Inc.		12,200	413,214
Roche Holding AG ADR (Switzerland)		348,650	10,797,691
Zoetis, Inc.		30,100	1,565,501

			74,109,620

Professional Services—0.5%
IHS Markit Ltd. (United Kingdom)	*	16,948	636,397
Nielsen Holdings plc		149,100	7,987,287

			8,623,684

Road & Rail—1.0%
Canadian Pacific Railway Ltd. (Canada)		18,900	2,886,030
J.B. Hunt Transport Services, Inc.		9,900	803,286
Kansas City Southern		12,800	1,194,496
Norfolk Southern Corp.		2,100	203,826
Union Pacific Corp.		131,700	12,844,701

			17,932,339

Semiconductors & Semiconductor Equipment—2.7%
Broadcom Ltd. (Singapore)		13,000	2,242,760
Intel Corp.		525,810	19,849,327
NXP Semiconductors NV (Netherlands)	*	47,179	4,812,730
QUALCOMM, Inc.		289,800	19,851,300

			46,756,117

Software—2.9%
Activision Blizzard, Inc.		3,500	155,050
Electronic Arts, Inc.	*	25,200	2,152,080
Intuit, Inc.		3,200	352,032
Microsoft Corp.		589,650	33,963,840

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Red Hat, Inc.	*	26,181	$2,116,210
salesforce.com, Inc.	*	86,300	6,155,779
ServiceNow, Inc.	*	45,500	3,601,325
Workday, Inc., Class A	*	12,500	1,146,125

			49,642,441

Specialty Retail—2.7%
AutoZone, Inc.	*	2,400	1,844,016
Home Depot, Inc. (The)		32,900	4,233,572
L Brands, Inc.		500	35,385
Lowe’s Cos., Inc.		73,600	5,314,656
O’Reilly Automotive, Inc.	*	16,100	4,509,771
Ross Stores, Inc.		334,650	21,517,995
Signet Jewelers Ltd.		100,900	7,520,077
Tractor Supply Co.		17,839	1,201,457

			46,176,929

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc.		62,600	7,076,930

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		11,600	424,096
Hanesbrands, Inc.		45,300	1,143,825
NIKE, Inc., Class B		3,400	179,010
PVH Corp.		108,250	11,961,625

			13,708,556

Tobacco—1.2%
British American Tobacco plc ADR (United Kingdom)		98,100	12,522,465
Philip Morris International, Inc.		87,600	8,516,472

			21,038,937

TOTAL COMMON STOCKS (Cost $1,359,096,553)			1,662,605,103

MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	888,850	888,850
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥71,104,656	71,104,656
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	885,000	885,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	888,850	888,850
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	888,850	888,850
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	3,447,014	3,447,014

TOTAL MONEY MARKET FUNDS (Cost $78,103,220)			78,103,220

TOTAL INVESTMENTS—100.5% (Cost $1,437,199,773)			1,740,708,323
Other assets less liabilities—(0.5%)			(8,562,687)

NET ASSETS—100.0%			$1,732,145,636

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—96.7%
Aerospace & Defense—1.3%
Boeing Co. (The)		35,000	$4,610,900
L-3 Communications Holdings, Inc.		27,100	4,084,783
Lockheed Martin Corp.		69,916	16,760,264
Northrop Grumman Corp.		5,600	1,198,120
Raytheon Co.		6,000	816,780
Rockwell Collins, Inc.		3,100	261,454
Textron, Inc.		17,900	711,525

			28,443,826

Air Freight & Logistics—0.9%
FedEx Corp.		54,430	9,507,832
United Parcel Service, Inc., Class B		90,480	9,894,893

			19,402,725

Airlines—1.6%
Alaska Air Group, Inc.		33,700	2,219,482
American Airlines Group, Inc.		167,100	6,117,531
Delta Air Lines, Inc.		241,133	9,490,995
Southwest Airlines Co.		53,999	2,100,021
United Continental Holdings, Inc.	*	288,504	15,137,805

			35,065,834

Auto Components—0.5%
Delphi Automotive plc (United Kingdom)		83,760	5,973,763
Johnson Controls International plc		102,886	4,787,286

			10,761,049

Automobiles—0.1%
Ferrari NV (Italy)	†	12,400	643,188
Tesla Motors, Inc.	*†	12,055	2,459,582

			3,102,770

Banks—0.1%
Bank of America Corp.		69,069	1,080,930
Citigroup, Inc.		15,000	708,450
JPMorgan Chase & Co.		20,900	1,391,731

			3,181,111

Beverages—2.2%
Constellation Brands, Inc., Class A		159,155	26,497,716
Molson Coors Brewing Co., Class B		94,425	10,367,865
Monster Beverage Corp.	*	3,400	499,154
PepsiCo, Inc.		97,359	10,589,738

			47,954,473

Biotechnology—4.1%
ACADIA Pharmaceuticals, Inc.	*†	49,111	1,562,221
Alexion Pharmaceuticals, Inc.	*	55,996	6,861,750
Biogen, Inc.	*	60,565	18,958,662
BioMarin Pharmaceutical, Inc.	*	43,489	4,023,602
Celgene Corp.	*	316,451	33,078,623
Gilead Sciences, Inc.		179,969	14,239,147
Incyte Corp.	*	14,605	1,377,105
Regeneron Pharmaceuticals, Inc.	*	200	80,404
Shire plc ADR		18,282	3,544,149
Vertex Pharmaceuticals, Inc.	*	87,209	7,605,497

			91,331,160

Building Products—0.8%
Masco Corp.		545,150	18,704,097

Capital Markets—2.6%
Ameriprise Financial, Inc.		12,000	1,197,240
Bank of New York Mellon Corp. (The)		33,900	1,351,932
BlackRock, Inc.		2,600	942,396
Blackstone Group LP (The)		153,173	3,910,507
Charles Schwab Corp. (The)		25,000	789,250

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
CME Group, Inc.		105,888	$11,067,414
Goldman Sachs Group, Inc. (The)		8,612	1,388,857
Intercontinental Exchange, Inc.		27,550	7,420,868
Morgan Stanley		347,102	11,128,090
Northern Trust Corp.		5,000	339,950
S&P Global, Inc.		84,706	10,720,391
State Street Corp.		47,000	3,272,610
TD Ameritrade Holding Corp.		136,700	4,817,308

			58,346,813

Chemicals—2.4%
Air Products & Chemicals, Inc.		29,152	4,382,712
Albemarle Corp.		57,868	4,947,135
Ashland Global Holdings, Inc.		4,500	521,775
Celanese Corp., Series A		183,572	12,218,552
Dow Chemical Co. (The)		255,553	13,245,312
E.I. Du Pont de Nemours & Co.		3,300	221,001
Ecolab, Inc.		4,200	511,224
Monsanto Co.		12,538	1,281,384
PPG Industries, Inc.		121,413	12,549,248
Sherwin-Williams Co. (The)		9,078	2,511,519
W.R. Grace & Co.		22,149	1,634,596

			54,024,458

Commercial Services & Supplies—0.0%
Stericycle, Inc.	*	10,570	847,080

Communications Equipment—0.6%
Palo Alto Networks, Inc.	*	89,679	14,288,555

Consumer Finance—0.5%
Synchrony Financial		368,730	10,324,440

Containers & Packaging—0.2%
Ball Corp.		43,190	3,539,421

Diversified Consumer Services—0.1%
ServiceMaster Global Holdings, Inc.	*	67,305	2,266,832

Diversified Telecommunication Services—0.2%
AT&T, Inc.		58,019	2,356,152
Level 3 Communications, Inc.	*	28,056	1,301,237
Zayo Group Holdings, Inc.	*	57,578	1,710,642

			5,368,031

Electric Utilities—0.0%
NextEra Energy, Inc.		5,000	611,600

Electrical Equipment—0.2%
Acuity Brands, Inc.		12,285	3,250,611

Energy Equipment & Services—0.4%
Halliburton Co.		195,348	8,767,218

Equity Real Estate Investment Trusts (REITs)—0.8%
American Tower Corp. REIT		73,100	8,284,423
Crown Castle International Corp. REIT		32,280	3,041,099
Equinix, Inc. REIT		18,430	6,639,407

			17,964,929

Food & Staples Retailing—0.6%
Costco Wholesale Corp.		23,457	3,577,427
CVS Health Corp.		60,229	5,359,779
Walgreens Boots Alliance, Inc.		64,900	5,232,238

			14,169,444

Food Products—1.1%
Kellogg Co.		76,830	5,952,020
Kraft Heinz Co. (The)		98,800	8,843,588
Mondelez International, Inc., Class A		172,088	7,554,663

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pinnacle Foods, Inc.		53,600	$2,689,112

			25,039,383

Health Care Equipment & Supplies—6.4%
Abbott Laboratories		300,070	12,689,960
Becton Dickinson and Co.		21,800	3,918,114
Boston Scientific Corp.	*	550,389	13,099,258
C.R. Bard, Inc.		200	44,856
Cooper Cos., Inc. (The)		56,266	10,086,243
Danaher Corp.		298,570	23,404,902
DENTSPLY SIRONA, Inc.		3,400	202,062
DexCom, Inc.	*	140,145	12,285,111
Edwards Lifesciences Corp.	*	196,674	23,711,017
Intuitive Surgical, Inc.	*	26,950	19,534,169
Medtronic plc (Ireland)		34,360	2,968,704
STERIS plc (United Kingdom)		222,168	16,240,481
Stryker Corp.		36,300	4,225,683

			142,410,560

Health Care Providers & Services—2.5%
Aetna, Inc.		51,103	5,899,841
Amsurg Corp.	*†	38,772	2,599,662
Anthem, Inc.		4,600	576,426
Cardinal Health, Inc.		4,100	318,570
Centene Corp.	*	42,781	2,864,616
Cigna Corp.		10,400	1,355,328
HCA Holdings, Inc.	*	25,728	1,945,809
Henry Schein, Inc.	*	3,100	505,238
Humana, Inc.		18,030	3,189,327
McKesson Corp.		12,700	2,117,725
UnitedHealth Group, Inc.		245,451	34,363,140

			55,735,682

Hotels, Restaurants & Leisure—2.8%
Carnival Corp.		600	29,292
Hilton Worldwide Holdings, Inc.		113,300	2,597,969
Las Vegas Sands Corp.		32,700	1,881,558
Marriott International, Inc., Class A		171,810	11,567,967
MGM Resorts International	*	91,800	2,389,554
Norwegian Cruise Line Holdings Ltd.	*	92,916	3,502,933
Panera Bread Co., Class A	*†	33,953	6,611,328
Royal Caribbean Cruises Ltd.		152,767	11,449,887
Six Flags Entertainment Corp.		61,800	3,313,098
Starbucks Corp.		218,596	11,834,788
Wynn Resorts Ltd.		70,441	6,862,362
Yum! Brands, Inc.		6,400	581,184

			62,621,920

Household Durables—1.5%
Newell Brands, Inc.		625,752	32,952,100

Household Products—0.5%
Procter & Gamble Co. (The)	†	126,195	11,326,001

Industrial Conglomerates—1.6%
3M Co.		4,515	795,678
General Electric Co.		386,702	11,454,113
Honeywell International, Inc.		180,486	21,042,863
Roper Technologies, Inc.		7,700	1,405,019

			34,697,673

Insurance—0.6%
Aon plc (United Kingdom)		1,300	146,237
Chubb Ltd. (Switzerland)		81,515	10,242,360
Marsh & McLennan Cos., Inc.		26,700	1,795,575
Willis Towers Watson plc (United Kingdom)		6,700	889,559

			13,073,731

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Internet & Direct Marketing Retail—6.7%
Amazon.com, Inc.	*	134,358	$112,499,297
Ctrip.com International Ltd. ADR (China)	*†	83,187	3,874,019
Netflix, Inc.	*	55,998	5,518,603
Priceline Group, Inc. (The)	*	18,437	27,129,861

			149,021,780

Internet Software & Services—11.5%
Alibaba Group Holding Ltd. ADR (China)	*	107,003	11,319,847
Alphabet, Inc., Class A	*	69,679	56,026,097
Alphabet, Inc., Class C	*	95,073	73,899,292
Baidu, Inc. ADR (China)	*	6,700	1,219,869
comScore, Inc.	*	17,720	543,295
Facebook, Inc., Class A	*	761,958	97,736,353
Tencent Holdings Ltd. (China)		278,000	7,728,966
Yahoo!, Inc.	*	163,543	7,048,703

			255,522,422

IT Services—7.3%
Accenture plc, Class A (Ireland)		50,450	6,163,477
Cognizant Technology Solutions Corp., Class A	*	1,800	85,878
Fidelity National Information Services, Inc.		117,345	9,039,085
Fiserv, Inc.	*	41,600	4,137,952
FleetCor Technologies, Inc.	*	90,748	15,765,650
MasterCard, Inc., Class A		399,239	40,630,553
PayPal Holdings, Inc.	*	314,040	12,866,219
Sabre Corp.		85,277	2,403,106
Visa, Inc., Class A		863,752	71,432,290

			162,524,210

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.		9,400	442,646
Thermo Fisher Scientific, Inc.		243,826	38,782,964

			39,225,610

Machinery—0.3%
Fortive Corp.		67,900	3,456,110
Pentair plc (United Kingdom)		12,000	770,880
WABCO Holdings, Inc.	*	5,131	582,522
Wabtec Corp.		7,600	620,540

			5,430,052

Media—2.5%
CBS Corp. (Non-Voting Shares), Class B		136,996	7,499,161
Charter Communications, Inc., Class A	*	79,039	21,338,159
Comcast Corp., Class A		198,646	13,178,176
Time Warner, Inc.		21,910	1,744,255
Twenty-First Century Fox, Inc., Class A		461,560	11,178,983
Walt Disney Co. (The)		3,600	334,296

			55,273,030

Mortgage Real Estate Investment Trusts (REITs)—0.1%
Blackstone Mortgage Trust, Inc., Class A REIT		94,956	2,796,454

Multiline Retail—0.8%
Dollar General Corp.		14,600	1,021,854
Dollar Tree, Inc.	*	219,817	17,350,156

			18,372,010

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp.		63,935	4,050,922

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
EOG Resources, Inc.		12,133	$1,173,382
Pioneer Natural Resources Co.		48,090	8,927,909
TOTAL SA ADR (France)	†	22,603	1,078,163

			15,230,376

Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		3,000	265,680

Pharmaceuticals—3.8%
Allergan plc	*	90,550	20,854,570
Bristol-Myers Squibb Co.		595,017	32,083,317
Eli Lilly & Co.		193,240	15,509,442
Jazz Pharmaceuticals plc (Ireland)	*	110,568	13,431,801
Merck & Co., Inc.		9,900	617,859
Pfizer, Inc.		13,200	447,084
Zoetis, Inc.		32,700	1,700,727

			84,644,800

Professional Services—1.0%
Equifax, Inc.		61,375	8,259,847
IHS Markit Ltd. (United Kingdom)	*	18,182	682,734
Nielsen Holdings plc		213,133	11,417,535
Verisk Analytics, Inc.	*	29,350	2,385,568

			22,745,684

Road & Rail—1.0%
Canadian Pacific Railway Ltd. (Canada)		21,000	3,206,700
J.B. Hunt Transport Services, Inc.		11,300	916,882
Kansas City Southern		13,800	1,287,816
Norfolk Southern Corp.		2,300	223,238
Union Pacific Corp.		162,839	15,881,688

			21,516,324

Semiconductors & Semiconductor Equipment—4.9%
Applied Materials, Inc.		427,865	12,900,130
ASML Holding NV NYRS (Netherlands)	†	40,697	4,459,577
Broadcom Ltd. (Singapore)		210,417	36,301,141
Intel Corp.		393,700	14,862,175
Lam Research Corp.		112,457	10,650,802
Micron Technology, Inc.	*	379,200	6,742,176
Microsemi Corp.	*	31,956	1,341,513
NXP Semiconductors NV (Netherlands)	*	191,550	19,540,016
QUALCOMM, Inc.		20,194	1,383,289

			108,180,819

Software—7.6%
Activision Blizzard, Inc.		439,908	19,487,924
Adobe Systems, Inc.	*	53,292	5,784,314
Electronic Arts, Inc.	*	111,764	9,544,646
Intuit, Inc.		3,400	374,034
Microsoft Corp.		1,450,844	83,568,614
Red Hat, Inc.	*	27,300	2,206,659
salesforce.com, Inc.	*	345,530	24,646,655
ServiceNow, Inc.	*	277,817	21,989,216
Workday, Inc., Class A	*	13,500	1,237,815

			168,839,877

Specialty Retail—4.0%
AutoZone, Inc.	*	2,600	1,997,684
Home Depot, Inc. (The)		196,419	25,275,197
L Brands, Inc.		500	35,385
Lowe’s Cos., Inc.		100,724	7,273,280
O’Reilly Automotive, Inc.	*	17,300	4,845,903
Ross Stores, Inc.		43,300	2,784,190
Signet Jewelers Ltd.		20,986	1,564,087

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
TJX Cos., Inc. (The)		340,013	$25,426,172
Tractor Supply Co.		19,224	1,294,736
Ulta Salon Cosmetics & Fragrance, Inc.	*	75,433	17,951,545

			88,448,179

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.		784,574	88,696,091
Western Digital Corp.		29,952	1,751,293

			90,447,384

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		13,700	500,872
Hanesbrands, Inc.		106,149	2,680,262
NIKE, Inc., Class B		3,700	194,805
PVH Corp.		29,999	3,314,890
Ralph Lauren Corp.		61,500	6,220,110
Under Armour, Inc., Class A	*†	129,731	5,017,995

			17,928,934

Tobacco—0.4%
Philip Morris International, Inc.		84,781	8,242,409

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc.	*	143,074	4,575,507

TOTAL COMMON STOCKS (Cost $1,848,754,065)			2,148,805,068

MONEY MARKET FUNDS—3.8%
Institutional Money Market Funds—3.8%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	4,000,000	4,000,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%	¥	58,332,162	58,332,162
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	4,000,000	4,000,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	4,000,000	4,000,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	9,046,921	9,046,921

TOTAL MONEY MARKET FUNDS (Cost $83,379,083)			83,379,083

TOTAL INVESTMENTS—100.5% (Cost $1,932,133,148)			2,232,184,151
Other assets less liabilities—(0.5%)			(11,613,552)

NET ASSETS—100.0%			$2,220,570,599

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—4.5%
B/E Aerospace, Inc.		82,025	$4,237,411
General Dynamics Corp.		41,955	6,509,738
Raytheon Co.		18,120	2,466,676
TransDigm Group, Inc.	*	14,867	4,298,347

			17,512,172

Airlines—0.8%
Delta Air Lines, Inc.		74,980	2,951,213

Auto Components—2.0%
Dana, Inc.		196,200	3,058,758
Delphi Automotive plc (United Kingdom)		30,100	2,146,732
Lear Corp.		5,830	706,713
Visteon Corp.		25,205	1,806,190

			7,718,393

Banks—5.2%
CIT Group, Inc.		103,400	3,753,420
Cullen/Frost Bankers, Inc.	†	45,100	3,244,494
Fifth Third Bancorp		143,900	2,944,194
M&T Bank Corp.		26,300	3,053,430
PacWest Bancorp		60,258	2,585,671
Regions Financial Corp.		224,999	2,220,740
TCF Financial Corp.		72,402	1,050,553
Zions Bancorporation		42,900	1,330,758

			20,183,260

Beverages—1.1%
Molson Coors Brewing Co., Class B		38,412	4,217,638

Biotechnology—0.5%
Halozyme Therapeutics, Inc.	*†	72,995	881,780
Intrexon Corp.	*†	32,230	903,084

			1,784,864

Building Products—1.1%
Armstrong World Industries, Inc.	*	31,340	1,294,969
Masco Corp.		27,850	955,533
Owens Corning, Inc.		39,680	2,118,515

			4,369,017

Capital Markets—1.5%
Northern Trust Corp.		39,943	2,715,724
S&P Global, Inc.		25,980	3,288,029

			6,003,753

Chemicals—5.4%
Air Products & Chemicals, Inc.		10,605	1,594,356
Albemarle Corp.		19,755	1,688,855
Ashland Global Holdings, Inc.		31,800	3,687,210
Axalta Coating Systems Ltd.	*	120,970	3,419,822
CF Industries Holdings, Inc.		37,195	905,698
Eastman Chemical Co.		46,860	3,171,485
GCP Applied Technologies, Inc.	*	46,505	1,317,022
LyondellBasell Industries NV, Class A		15,655	1,262,732
Olin Corp.		43,205	886,566
PPG Industries, Inc.		5,970	617,059
W.R. Grace & Co.		34,940	2,578,572

			21,129,377

Commercial Services & Supplies—3.5%
Pitney Bowes, Inc.		233,750	4,244,900
Republic Services, Inc.		126,925	6,403,366
Steelcase, Inc., Class A		64,373	894,141

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Stericycle, Inc.	*	26,310	$2,108,484

			13,650,891

Communications Equipment—1.9%
ARRIS International plc	*	110,446	3,128,935
Harris Corp.		47,559	4,356,880

			7,485,815

Construction & Engineering—1.1%
EMCOR Group, Inc.		41,645	2,482,875
Jacobs Engineering Group, Inc.	*	32,674	1,689,899

			4,172,774

Construction Materials—0.9%
Eagle Materials, Inc.		43,958	3,397,953

Consumer Finance—1.2%
Ally Financial, Inc.		249,872	4,865,008

Containers & Packaging—4.3%
Graphic Packaging Holding Co.		211,410	2,957,626
Owens-Illinois, Inc.	*	145,200	2,670,228
Packaging Corp. of America		87,965	7,148,036
Sealed Air Corp.		83,070	3,806,267

			16,582,157

Electric Utilities—2.9%
American Electric Power Co., Inc.		55,751	3,579,772
Great Plains Energy, Inc.		131,700	3,594,093
Pinnacle West Capital Corp.		52,300	3,974,277

			11,148,142

Electronic Equipment, Instruments & Components—0.9%
Flex Ltd.	*	95,165	1,296,147
Keysight Technologies, Inc.	*	69,400	2,199,286

			3,495,433

Energy Equipment & Services—3.1%
Baker Hughes, Inc.		58,180	2,936,345
FMC Technologies, Inc.	*	44,800	1,329,216
National Oilwell Varco, Inc.		63,950	2,349,523
Patterson-UTI Energy, Inc.		118,616	2,653,440
SEACOR Holdings, Inc.	*	16,700	993,483
Weatherford International plc (Switzerland)	*	345,600	1,942,272

			12,204,279

Equity Real Estate Investment Trusts (REITs)—2.8%
American Campus Communities, Inc. REIT		48,802	2,482,558
AvalonBay Communities, Inc. REIT		12,900	2,294,136
CBL & Associates Properties, Inc. REIT		108,800	1,320,832
EPR Properties REIT		23,600	1,858,264
Lamar Advertising Co., Class A REIT		47,224	3,084,199

			11,039,989

Food Products—3.6%
Hain Celestial Group, Inc. (The)	*	32,710	1,163,822
Pinnacle Foods, Inc.		78,305	3,928,562
Post Holdings, Inc.	*	10,330	797,166
TreeHouse Foods, Inc.	*	53,836	4,693,961
Tyson Foods, Inc., Class A		47,260	3,528,904

			14,112,415

Gas Utilities—0.7%
UGI Corp.		57,150	2,585,466

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—2.8%
Alere, Inc.	*	40,920	$1,769,381
STERIS plc (United Kingdom)		65,850	4,813,635
Zimmer Biomet Holdings, Inc.		33,400	4,342,668

			10,925,684

Health Care Providers & Services—4.3%
Humana, Inc.		17,418	3,081,070
Laboratory Corp. of America Holdings	*	11,340	1,559,023
MEDNAX, Inc.	*	58,200	3,855,750
Patterson Cos., Inc.	†	62,956	2,892,199
Universal Health Services, Inc., Class B		32,300	3,980,006
WellCare Health Plans, Inc.	*	10,341	1,210,828

			16,578,876

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc.	*	86,845	1,143,749

Hotels, Restaurants & Leisure—3.4%
Las Vegas Sands Corp.		32,590	1,875,228
Royal Caribbean Cruises Ltd.		31,100	2,330,945
Wendy’s Co. (The)		192,047	2,074,108
Wyndham Worldwide Corp.		105,685	7,115,771

			13,396,052

Household Durables—1.5%
D.R. Horton, Inc.		91,700	2,769,340
Harman International Industries, Inc.		19,550	1,650,997
Newell Brands, Inc.		29,715	1,564,792

			5,985,129

Household Products—0.3%
Church & Dwight Co., Inc.		22,310	1,069,095

Insurance—8.3%
Allstate Corp. (The)		101,058	6,991,192
Arch Capital Group Ltd. (Bermuda)	*	22,787	1,806,098
Brown & Brown, Inc.		98,341	3,708,439
Endurance Specialty Holdings Ltd. (Bermuda)		41,700	2,729,265
FNF Group		180,394	6,658,343
Loews Corp.		99,205	4,082,286
ProAssurance Corp.		31,555	1,656,006
Validus Holdings Ltd. (Bermuda)		28,786	1,434,119
Willis Towers Watson plc (United Kingdom)		23,373	3,103,233

			32,168,981

Internet Software & Services—1.5%
eBay, Inc.	*	84,570	2,782,353
Yahoo!, Inc.	*	73,685	3,175,824

			5,958,177

IT Services—4.1%
Amdocs Ltd.		51,210	2,962,499
Computer Sciences Corp.		25,567	1,334,853
Convergys Corp.		41,055	1,248,893
CSRA, Inc.		33,267	894,883
DST Systems, Inc.		18,360	2,165,011
Fidelity National Information Services, Inc.		65,875	5,074,351
Leidos Holdings, Inc.		49,790	2,154,911

			15,835,401

Leisure Products—0.6%
Brunswick Corp.		47,619	2,322,855

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Machinery—0.7%
Dover Corp.		36,000	$2,651,040

Marine—0.6%
Kirby Corp.	*	39,192	2,436,175

Media—0.8%
Sirius XM Holdings, Inc.	*†	384,065	1,601,551
Tribune Media Co., Class A		36,748	1,342,037

			2,943,588

Mortgage Real Estate Investment Trusts (REITs)—0.5%
MFA Financial, Inc. REIT		240,700	1,800,436

Multiline Retail—0.9%
Kohl’s Corp.		83,816	3,666,950

Multi-Utilities—0.9%
Ameren Corp.		74,410	3,659,484

Oil, Gas & Consumable Fuels—4.8%
Anadarko Petroleum Corp.		35,089	2,223,239
Cimarex Energy Co.		18,377	2,469,317
EQT Corp.		58,400	4,241,008
Hess Corp.		50,993	2,734,245
Murphy Oil Corp.	†	116,225	3,533,240
Phillips 66		8,525	686,689
Plains GP Holdings LP, Class A		103,430	1,338,384
SemGroup Corp., Class A		40,805	1,442,865

			18,668,987

Pharmaceuticals—0.2%
Innoviva, Inc.	*†	85,135	935,634

Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A	*	83,650	2,340,527

Road & Rail—1.1%
Hertz Global Holdings, Inc.	*	18,207	731,193
Ryder System, Inc.		29,330	1,934,313
Werner Enterprises, Inc.		65,503	1,524,255

			4,189,761

Semiconductors & Semiconductor Equipment—1.3%
Lam Research Corp.		13,362	1,265,515
Marvell Technology Group Ltd. (Bermuda)		273,300	3,626,691

			4,892,206

Software—1.6%
Autodesk, Inc.	*	19,850	1,435,750
CDK Global, Inc.		24,955	1,431,419
Check Point Software Technologies Ltd. (Israel)	*	42,670	3,311,619

			6,178,788

Specialty Retail—1.6%
Foot Locker, Inc.		26,970	1,826,408
GameStop Corp., Class A	†	40,315	1,112,291
Lowe’s Cos., Inc.		40,995	2,960,249
Signet Jewelers Ltd.		2,890	215,392

			6,114,340

Technology Hardware, Storage & Peripherals—2.1%
BlackBerry Ltd. (Canada)	*	118,915	948,941
Hewlett Packard Enterprise Co.		186,205	4,236,164
NCR Corp.	*	20,810	669,874
Western Digital Corp.		37,517	2,193,619

			8,048,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc.		63,290	$1,598,072

Trading Companies & Distributors—0.4%
HD Supply Holdings, Inc.	*	43,625	1,395,127

Transportation Infrastructure—0.6%
Macquarie Infrastructure Corp.		29,285	2,437,683

Water Utilities—0.9%
American Water Works Co., Inc.		45,013	3,368,773

TOTAL COMMON STOCKS (Cost $329,101,303)			373,320,177

MONEY MARKET FUNDS—6.7%
Institutional Money Market Funds—6.7%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	2,200,000	2,200,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%	¥	15,071,877	15,071,877
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	2,200,000	2,200,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	2,200,000	2,200,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	2,200,000	2,200,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	2,172,139	2,172,139

TOTAL MONEY MARKET FUNDS (Cost $26,044,016)			26,044,016

TOTAL INVESTMENTS—102.8% (Cost $355,145,319)			399,364,193
Other assets less liabilities—(2.8%)			(10,810,441)

NET ASSETS—100.0%			$388,553,752

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—96.7%
Aerospace & Defense—3.2%
B/E Aerospace, Inc.		12,497	$645,595
BWX Technologies, Inc.		16,300	625,431
HEICO Corp.		8,900	615,880
Hexcel Corp.		87,000	3,854,100
Huntington Ingalls Industries, Inc.		4,100	629,022
L-3 Communications Holdings, Inc.		30,800	4,642,484
Orbital ATK, Inc.		32,100	2,446,983
Rockwell Collins, Inc.		45,146	3,807,614
Spirit AeroSystems Holdings, Inc., Class A	*	13,571	604,452
Textron, Inc.		16,000	636,000
TransDigm Group, Inc.	*	12,144	3,511,073
United Technologies Corp.		91,200	9,265,920

			31,284,554

Air Freight & Logistics—1.5%
C.H. Robinson Worldwide, Inc.		8,822	621,598
Expeditors International of Washington, Inc.		12,069	621,795
FedEx Corp.		75,390	13,169,125

			14,412,518

Airlines—0.9%
Alaska Air Group, Inc.		9,516	626,724
JetBlue Airways Corp.	*	37,100	639,604
Ryanair Holdings plc ADR (Ireland)		53,050	3,980,341
Spirit Airlines, Inc.	*	76,000	3,232,280

			8,478,949

Auto Components—0.4%
BorgWarner, Inc.		18,776	660,540
Delphi Automotive plc (United Kingdom)		9,200	656,144
Gentex Corp.		37,204	653,302
Johnson Controls International plc		13,166	612,614
Lear Corp.		5,435	658,831
Visteon Corp.		8,400	601,944

			3,843,375

Automobiles—0.4%
Harley-Davidson, Inc.	†	11,784	619,720
Thor Industries, Inc.		41,118	3,482,695

			4,102,415

Banks—0.7%
Citizens Financial Group, Inc.		25,800	637,518
First Hawaiian, Inc.	*	23,300	625,838
First Republic Bank/California		8,100	624,591
Signature Bank/New York	*	5,301	627,903
SVB Financial Group	*	31,835	3,519,041
Western Alliance Bancorp	*	16,800	630,672

			6,665,563

Beverages—0.7%
Brown-Forman Corp., Class A		9,100	452,725
Brown-Forman Corp., Class B		61,784	2,931,033
Constellation Brands, Inc., Class A		18,700	3,113,363
Dr. Pepper Snapple Group, Inc.		6,876	627,848

			7,124,969

Biotechnology—1.9%
ACADIA Pharmaceuticals, Inc.	*	18,200	578,942
Agios Pharmaceuticals, Inc.	*†	12,000	633,840
Alkermes plc (Ireland)	*	13,615	640,313
Alnylam Pharmaceuticals, Inc.	*	27,784	1,883,200
BioMarin Pharmaceutical, Inc.	*	6,665	616,646

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bluebird Bio, Inc.	*†	18,200	$1,233,596
Incyte Corp.	*	6,742	635,703
Intercept Pharmaceuticals, Inc.	*†	3,985	655,891
Intrexon Corp.	*†	22,400	627,648
Ionis Pharmaceuticals, Inc.	*	17,500	641,200
Juno Therapeutics, Inc.	*†	20,700	621,207
Ligand Pharmaceuticals, Inc.	*†	25,163	2,568,136
Neurocrine Biosciences, Inc.	*	12,300	622,872
Ophthotech Corp.	*†	12,500	576,625
OPKO Health, Inc.	*†	60,600	641,754
Prothena Corp. plc (Ireland)	*	16,567	993,523
Seattle Genetics, Inc.	*	11,600	626,516
United Therapeutics Corp.	*	5,606	661,956
Vertex Pharmaceuticals, Inc.	*	30,100	2,625,021

			18,084,589

Building Products—1.5%
A.O. Smith Corp.		41,185	4,068,666
Allegion plc (Ireland)		80,589	5,553,388
Fortune Brands Home & Security, Inc.		10,507	610,457
Lennox International, Inc.		4,117	646,492
Masco Corp.		18,958	650,449
Masonite International Corp.	*	49,600	3,083,632

			14,613,084

Capital Markets—4.2%
Affiliated Managers Group, Inc.	*	4,445	643,191
Ameriprise Financial, Inc.		6,240	622,565
Apollo Global Management LLC, Class A		191,200	3,433,952
Artisan Partners Asset Management, Inc., Class A		23,255	632,536
CBOE Holdings, Inc.		9,526	617,761
Eaton Vance Corp.		16,310	636,905
Evercore Partners, Inc., Class A		53,900	2,776,389
FactSet Research Systems, Inc.		3,713	601,877
Federated Investors, Inc., Class B		20,271	600,630
Franklin Resources, Inc.		196,100	6,975,277
Interactive Brokers Group, Inc., Class A		17,700	624,279
Invesco Ltd.		20,365	636,814
Lazard Ltd., Class A (Bermuda)		18,375	668,115
LPL Financial Holdings, Inc.	†	21,633	647,043
MarketAxess Holdings, Inc.		3,700	612,683
Moody’s Corp.		5,784	626,292
Morningstar, Inc.		7,888	625,282
MSCI, Inc.		7,792	654,060
Nasdaq, Inc.		42,300	2,856,942
NorthStar Asset Management Group, Inc.		49,014	633,751
Raymond James Financial, Inc.		33,800	1,967,498
S&P Global, Inc.		53,000	6,707,680
SEI Investments Co.		91,411	4,169,256
T. Rowe Price Group, Inc.		9,491	631,152
TD Ameritrade Holding Corp.		18,000	634,320

			40,236,250

Chemicals—2.4%
Axalta Coating Systems Ltd.	*	22,000	621,940
Celanese Corp., Series A		9,426	627,395
E.I. Du Pont de Nemours & Co.		104,986	7,030,912
Ecolab, Inc.		31,600	3,846,352
FMC Corp.		12,677	612,806
International Flavors & Fragrances, Inc.		25,786	3,686,624

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
NewMarket Corp.		1,449	$622,085
RPM International, Inc.		83,954	4,510,009
Scotts Miracle-Gro Co. (The), Class A		7,487	623,443
Valspar Corp. (The)		5,841	619,555
W.R. Grace & Co.		8,490	626,562

			23,427,683

Commercial Services & Supplies—2.0%
Cintas Corp.		5,602	630,785
Clean Harbors, Inc.	*	13,043	625,803
Copart, Inc.	*	77,909	4,172,806
Covanta Holding Corp.		40,645	625,527
KAR Auction Services, Inc.		130,116	5,615,807
Pitney Bowes, Inc.		33,565	609,540
R.R. Donnelley & Sons Co.		36,180	568,750
Rollins, Inc.		20,874	611,191
Stericycle, Inc.	*	7,753	621,325
Waste Connections, Inc. (Canada)		65,000	4,855,500

			18,937,034

Communications Equipment—1.7%
Arista Networks, Inc.	*	7,300	621,084
ARRIS International plc	*	21,850	619,010
CommScope Holding Co., Inc.	*	20,605	620,416
F5 Networks, Inc.	*	5,090	634,418
Finisar Corp.	*	82,220	2,450,156
Harris Corp.		32,100	2,940,681
Motorola Solutions, Inc.		8,045	613,673
Palo Alto Networks, Inc.	*	3,978	633,815
ViaSat, Inc.	*†	95,500	7,129,075

			16,262,328

Construction & Engineering—0.1%
Quanta Services, Inc.	*	22,300	624,177
Valmont Industries, Inc.		4,435	596,818

			1,220,995

Construction Materials—1.8%
Eagle Materials, Inc.		7,645	590,958
LafargeHolcim Ltd. ADR (Switzerland)	*	789,882	8,570,220
Martin Marietta Materials, Inc.		26,165	4,686,413
Vulcan Materials Co.		30,500	3,468,765

			17,316,356

Consumer Finance—0.1%
Credit Acceptance Corp.	*†	3,300	663,531

Containers & Packaging—1.5%
AptarGroup, Inc.		8,057	623,692
Avery Dennison Corp.		7,800	606,762
Ball Corp.		7,634	625,606
Bemis Co., Inc.		11,800	601,918
Berry Plastics Group, Inc.	*	95,800	4,200,830
Crown Holdings, Inc.	*	10,952	625,250
Graphic Packaging Holding Co.		45,400	635,146
Owens-Illinois, Inc.	*	33,973	624,764
Packaging Corp. of America		7,789	632,934
Sealed Air Corp.		98,779	4,526,054
Silgan Holdings, Inc.		12,373	625,950

			14,328,906

Distributors—0.8%
Genuine Parts Co.		6,185	621,283
LKQ Corp.	*	18,454	654,379

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pool Corp.		66,800	$6,313,936

			7,589,598

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc.	*	62,800	4,200,692
Graham Holdings Co., Class B		9,350	4,500,810
Service Corp. International		23,550	625,017
ServiceMaster Global Holdings, Inc.	*	107,600	3,623,968

			12,950,487

Diversified Telecommunication Services—3.6%
Level 3 Communications, Inc.	*	274,044	12,710,161
SBA Communications Corp., Class A	*	115,092	12,908,718
Zayo Group Holdings, Inc.	*	307,738	9,142,896

			34,761,775

Electric Utilities—0.1%
ITC Holdings Corp.		13,325	619,346

Electrical Equipment—1.1%
Acuity Brands, Inc.		12,149	3,214,626
AMETEK, Inc.		73,730	3,522,819
Hubbell, Inc.		29,722	3,202,248
Rockwell Automation, Inc.		5,193	635,312

			10,575,005

Electronic Equipment, Instruments & Components—2.2%
Amphenol Corp., Class A		65,426	4,247,456
CDW Corp.		14,420	659,427
Cognex Corp.		55,061	2,910,524
Dolby Laboratories, Inc., Class A		51,800	2,812,222
Fitbit, Inc., Class A	*†	41,900	621,796
FLIR Systems, Inc.		82,700	2,598,434
IPG Photonics Corp.	*	7,620	627,507
Littelfuse, Inc.		20,408	2,628,754
National Instruments Corp.		21,025	597,110
Trimble Navigation Ltd.	*	22,016	628,777
Universal Display Corp.	*	36,500	2,026,115
VeriFone Systems, Inc.	*	39,355	619,448
Zebra Technologies Corp., Class A	*	8,951	623,079

			21,600,649

Equity Real Estate Investment Trusts (REITs)—1.5%
Alexandria Real Estate Equities, Inc. REIT		5,900	641,743
Boston Properties, Inc. REIT		4,564	622,028
Care Capital Properties, Inc. REIT		22,500	641,250
CubeSmart REIT		22,100	602,446
CyrusOne, Inc. REIT		13,000	618,410
Digital Realty Trust, Inc. REIT		6,300	611,856
Empire State Realty Trust, Inc., Class A REIT		30,600	641,070
Equinix, Inc. REIT		1,728	622,512
Equity LifeStyle Properties, Inc. REIT		7,802	602,158
Essex Property Trust, Inc. REIT		2,700	601,290
Extra Space Storage, Inc. REIT		7,706	611,934
Federal Realty Investment Trust REIT		3,981	612,795
Gaming and Leisure Properties, Inc. REIT		18,355	613,975
Healthcare Trust of America, Inc., Class A REIT		18,062	589,182
Iron Mountain, Inc. REIT		16,449	617,331
Lamar Advertising Co., Class A REIT		9,195	600,526
Life Storage, Inc. REIT		6,900	613,686

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Omega Healthcare Investors, Inc. REIT		17,565	$622,679
Outfront Media, Inc. REIT		26,300	621,995
Regency Centers Corp. REIT		8,000	619,920
Senior Housing Properties Trust REIT		26,900	610,899
Tanger Factory Outlet Centers, Inc. REIT		15,877	618,568
Taubman Centers, Inc. REIT		8,084	601,530
Ventas, Inc. REIT		8,400	593,292

			14,753,075

Food & Staples Retailing—0.6%
Casey’s General Stores, Inc.		5,400	648,810
Rite Aid Corp.	*	81,998	630,565
Sprouts Farmers Market, Inc.	*	140,200	2,895,130
US Foods Holding Corp.	*	26,500	625,665
Whole Foods Market, Inc.		22,187	629,001

			5,429,171

Food Products—1.4%
Blue Buffalo Pet Products, Inc.	*	26,000	617,760
Campbell Soup Co.		11,461	626,917
ConAgra Foods, Inc.		13,400	631,274
Flowers Foods, Inc.	†	41,114	621,644
Hain Celestial Group, Inc. (The)	*	17,630	627,275
Hershey Co. (The)		6,551	626,276
Hormel Foods Corp.		16,254	616,514
Ingredion, Inc.		4,711	626,846
Kellogg Co.		8,000	619,760
McCormick & Co., Inc. (Non-Voting Shares)		6,420	641,486
Mead Johnson Nutrition Co.		7,964	629,236
Pilgrim’s Pride Corp.		29,655	626,314
Post Holdings, Inc.	*	8,100	625,077
TreeHouse Foods, Inc.	*	45,900	4,002,021
Tyson Foods, Inc., Class A		8,335	622,374
WhiteWave Foods Co. (The)	*	11,457	623,604

			13,384,378

Gas Utilities—0.1%
Piedmont Natural Gas Co., Inc.		10,300	618,412

Health Care Equipment & Supplies—2.6%
ABIOMED, Inc.	*	4,800	617,184
Alere, Inc.	*	14,100	609,684
Align Technology, Inc.	*	6,705	628,594
Boston Scientific Corp.	*	182,200	4,336,360
C.R. Bard, Inc.		2,730	612,284
Cantel Medical Corp.		30,669	2,391,569
Cooper Cos., Inc. (The)		3,476	623,108
DexCom, Inc.	*	44,286	3,882,111
Edwards Lifesciences Corp.	*	5,204	627,394
Hill-Rom Holdings, Inc.		10,220	633,435
Hologic, Inc.	*	16,290	632,541
IDEXX Laboratories, Inc.	*	5,500	620,015
Integra LifeSciences Holdings Corp.	*	43,400	3,582,670
Intuitive Surgical, Inc.	*	901	653,072
Nevro Corp.	*†	5,283	551,492
ResMed, Inc.		9,518	616,671
St. Jude Medical, Inc.		7,870	627,711
Teleflex, Inc.		3,800	638,590
Varian Medical Systems, Inc.	*	6,340	631,020
West Pharmaceutical Services, Inc.		8,400	625,800
Zimmer Biomet Holdings, Inc.		4,942	642,559

			24,783,864

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers & Services—4.8%
Acadia Healthcare Co., Inc.	*†	13,100	$649,105
Amedisys, Inc.	*	54,781	2,598,811
AmerisourceBergen Corp.		7,607	614,493
Amsurg Corp.	*	9,400	630,270
Centene Corp.	*	62,669	4,196,316
DaVita, Inc.	*	158,764	10,489,537
Envision Healthcare Holdings, Inc.	*	71,640	1,595,423
HealthEquity, Inc.	*	86,595	3,277,621
Healthways, Inc.	*	79,200	2,095,632
Henry Schein, Inc.	*	3,805	620,139
Laboratory Corp. of America Holdings	*	4,460	613,161
MEDNAX, Inc.	*	9,395	622,419
Patterson Cos., Inc.		13,697	629,240
Premier, Inc., Class A	*	130,390	4,216,813
Surgical Care Affiliates, Inc.	*	62,169	3,031,360
Tenet Healthcare Corp.	*	28,170	638,332
Universal Health Services, Inc., Class B		37,217	4,585,879
VCA, Inc.	*	64,000	4,478,720
WellCare Health Plans, Inc.	*	5,400	632,286

			46,215,557

Health Care Technology—0.5%
athenahealth, Inc.	*†	4,972	627,069
Cerner Corp.	*	10,386	641,335
Inovalon Holdings, Inc., Class A	*	43,000	632,530
Veeva Systems, Inc., Class A	*	70,213	2,898,393

			4,799,327

Hotels, Restaurants & Leisure—4.5%
Aramark		126,240	4,800,907
Brinker International, Inc.	†	12,392	624,929
Chipotle Mexican Grill, Inc.	*	1,443	611,110
Choice Hotels International, Inc.		13,896	626,432
Darden Restaurants, Inc.		10,200	625,464
Dave & Buster’s Entertainment, Inc.	*	46,746	1,831,508
Domino’s Pizza, Inc.		28,845	4,380,113
Dunkin’ Brands Group, Inc.		12,253	638,136
Extended Stay America, Inc.	†	42,700	606,340
Hilton Worldwide Holdings, Inc.		26,295	602,944
Hyatt Hotels Corp., Class A	*†	12,700	625,094
Marriott International, Inc., Class A		9,282	624,984
MGM Resorts International	*	25,080	652,832
Norwegian Cruise Line Holdings Ltd.	*	16,696	629,439
Panera Bread Co., Class A	*†	3,216	626,220
Six Flags Entertainment Corp.		80,068	4,292,445
Vail Resorts, Inc.		27,512	4,316,083
Wendy’s Co. (The)		59,400	641,520
Wingstop, Inc.	†	40,492	1,186,416
Wyndham Worldwide Corp.		51,905	3,494,764
Wynn Resorts Ltd.		114,050	11,110,751

			43,548,431

Household Durables—1.0%
CalAtlantic Group, Inc.		18,700	625,328
D.R. Horton, Inc.		20,599	622,090
Harman International Industries, Inc.		7,500	633,375
Leggett & Platt, Inc.		13,593	619,569
Lennar Corp., Class A		14,725	623,456
Lennar Corp., Class B		13,600	456,552
Mohawk Industries, Inc.	*	3,100	621,054
Newell Brands, Inc.		12,351	650,404
NVR, Inc.	*	333	546,077
PulteGroup, Inc.		31,200	625,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tempur Sealy International, Inc.	*	37,903	$2,150,616
Toll Brothers, Inc.	*	21,600	644,976
Tupperware Brands Corp.		9,682	632,912
Whirlpool Corp.		3,905	633,235

			10,084,892

Household Products—0.5%
Church & Dwight Co., Inc.		66,928	3,207,190
Clorox Co. (The)		4,970	622,144
Energizer Holdings, Inc.		12,700	634,492
Spectrum Brands Holdings, Inc.	†	4,520	622,359

			5,086,185

Industrial Conglomerates—1.4%
Carlisle Cos., Inc.		35,000	3,589,950
CK Hutchison Holdings Ltd. ADR (Hong Kong)		749,900	9,546,227
Roper Technologies, Inc.		3,405	621,310

			13,757,487

Insurance—1.7%
Allied World Assurance Co. Holdings AG (Switzerland)		112,900	4,563,418
AmTrust Financial Services, Inc.		23,800	638,554
Arthur J. Gallagher & Co.		12,654	643,709
Assured Guaranty Ltd. (Bermuda)		127,900	3,549,225
Brown & Brown, Inc.		16,100	607,131
Erie Indemnity Co., Class A		5,879	600,070
Lincoln National Corp.		13,500	634,230
Progressive Corp. (The)		19,900	626,850
RenaissanceRe Holdings Ltd. (Bermuda)		34,600	4,157,536
XL Group Ltd. (Bermuda)		18,400	618,792

			16,639,515

Internet & Direct Marketing Retail—0.3%
Expedia, Inc.		5,218	609,045
Groupon, Inc.	*	121,690	626,703
Liberty Interactive Corp. QVC Group	*	31,253	625,372
Liberty Ventures, Series A	*	15,864	632,498
TripAdvisor, Inc.	*	9,821	620,491

			3,114,109

Internet Software & Services—3.2%
Akamai Technologies, Inc.	*	11,883	629,680
Alphabet, Inc., Class C	*	10,774	8,374,523
CommerceHub, Inc., Series C	*	16,252	258,569
CoStar Group, Inc.	*	39,547	8,563,112
GoDaddy, Inc., Class A	*†	18,400	635,352
IAC/InterActiveCorp		9,862	616,079
LinkedIn Corp., Class A	*	3,218	615,024
Match Group, Inc.	*†	35,000	622,650
MercadoLibre, Inc. (Argentina)		10,000	1,849,700
Pandora Media, Inc.	*	43,873	628,700
Q2 Holdings, Inc.	*	68,400	1,960,344
Rackspace Hosting, Inc.	*	19,759	626,163
Twilio, Inc., Class A	*	9,000	579,240
Twitter, Inc.	*	27,005	622,465
VeriSign, Inc.	*†	7,931	620,521
Yandex NV, Class A (Russia)	*	135,100	2,843,855
Yelp, Inc.	*	15,195	633,632
Zillow Group, Inc., Class C	*†	16,530	572,765

			31,252,374

IT Services—7.8%
Acxiom Corp.	*	121,254	3,231,419
Alliance Data Systems Corp.	*	34,856	7,477,658

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Amdocs Ltd.		89,400	$5,171,790
Black Knight Financial Services, Inc., Class A	*	15,200	621,680
Booz Allen Hamilton Holding Corp.		135,331	4,277,813
Broadridge Financial Solutions, Inc.		9,166	621,363
CoreLogic, Inc.	*	16,100	631,442
CSRA, Inc.		22,900	616,010
DST Systems, Inc.		5,156	607,996
EPAM Systems, Inc.	*	57,604	3,992,533
Euronet Worldwide, Inc.	*	56,032	4,585,099
Fidelity National Information Services, Inc.		53,109	4,090,986
First Data Corp., Class A	*	47,300	622,468
Fiserv, Inc.	*	6,209	617,609
FleetCor Technologies, Inc.	*	24,206	4,205,308
Gartner, Inc.	*	61,364	5,427,646
Genpact Ltd.	*	26,100	625,095
Global Payments, Inc.		70,062	5,377,959
Jack Henry & Associates, Inc.		7,294	624,002
Leidos Holdings, Inc.		14,300	618,904
NeuStar, Inc., Class A	*†	97,100	2,581,889
Paychex, Inc.		10,512	608,329
Sabre Corp.		22,531	634,924
Square, Inc., Class A	*†	53,300	621,478
Teradata Corp.	*	20,577	637,887
Total System Services, Inc.		74,818	3,527,669
Vantiv, Inc., Class A	*	122,466	6,891,162
Western Union Co. (The)		30,798	641,214
WEX, Inc.	*	50,100	5,415,309

			75,604,641

Leisure Products—0.3%
Brunswick Corp.		13,100	639,018
Hasbro, Inc.		7,857	623,296
Mattel, Inc.		19,300	584,404
Polaris Industries, Inc.	†	8,214	636,092
Vista Outdoor, Inc.	*	15,700	625,802

			3,108,612

Life Sciences Tools & Services—1.6%
Agilent Technologies, Inc.		13,300	626,297
Bio-Techne Corp.		5,707	624,917
Bruker Corp.		27,692	627,224
Cambrex Corp.	*	76,864	3,417,373
Charles River Laboratories International, Inc.	*	7,554	629,550
Illumina, Inc.	*	3,500	635,810
Mettler-Toledo International, Inc.	*	1,592	668,369
Patheon NV (Netherlands)	*	87,700	2,598,551
PerkinElmer, Inc.		11,030	618,893
Quintiles Transnational Holdings, Inc.	*	7,865	637,537
VWR Corp.	*	123,044	3,489,528
Waters Corp.	*	3,936	623,817

			15,197,866

Machinery—3.0%
CNH Industrial NV (United Kingdom)		1,401,100	10,115,942
Donaldson Co., Inc.		16,969	633,453
Flowserve Corp.		12,638	609,657
Graco, Inc.		8,437	624,338
IDEX Corp.		7,024	657,236
Ingersoll-Rand plc		9,123	619,817
John Bean Technologies Corp.		48,040	3,389,222
Lincoln Electric Holdings, Inc.		32,092	2,009,601
Manitowoc Foodservice, Inc.	*	38,300	621,226

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Middleby Corp. (The)	*	5,170	$639,115
Nordson Corp.		6,273	624,979
PACCAR, Inc.		11,066	650,459
Snap-on, Inc.		4,176	634,585
Stanley Black & Decker, Inc.		5,340	656,713
Toro Co. (The)		13,688	641,146
WABCO Holdings, Inc.	*	40,315	4,576,962
Wabtec Corp.		8,181	667,979
Xylem, Inc.		12,000	629,400

			29,001,830

Media—2.6%
AMC Networks, Inc., Class A	*	12,068	625,847
Cable One, Inc.		1,100	642,400
Cinemark Holdings, Inc.		102,094	3,908,158
Clear Channel Outdoor Holdings, Inc., Class A		103,644	605,281
Discovery Communications, Inc., Class A	*	23,465	631,678
Interpublic Group of Cos., Inc. (The)		28,061	627,163
Lions Gate Entertainment Corp.	†	30,580	611,294
Live Nation Entertainment, Inc.	*	22,565	620,086
Madison Square Garden Co. (The), Class A	*	3,700	626,817
Omnicom Group, Inc.		7,089	602,565
Regal Entertainment Group, Class A	†	27,776	604,128
Scripps Networks Interactive, Inc., Class A		185,685	11,789,141
Sirius XM Holdings, Inc.	*†	147,850	616,535
Starz, Class A	*	20,013	624,205
Tribune Media Co., Class A		16,800	613,536
Viacom, Inc., Class A		7,500	321,150
Viacom, Inc., Class B		16,400	624,840

			24,694,824

Metals & Mining—0.3%
Freeport-McMoRan, Inc.	*	58,100	630,966
Royal Gold, Inc.		8,300	642,669
Southern Copper Corp. (Peru)		23,500	618,050
Steel Dynamics, Inc.		23,800	594,762

			2,486,447

Multiline Retail—0.7%
Dollar General Corp.		8,993	629,420
Dollar Tree, Inc.	*	64,955	5,126,898
Nordstrom, Inc.	†	12,044	624,843

			6,381,161

Oil, Gas & Consumable Fuels—2.5%
Cabot Oil & Gas Corp.		24,372	628,798
Chesapeake Energy Corp.	*†	697,350	4,372,384
Cimarex Energy Co.		21,700	2,915,829
CONSOL Energy, Inc.		315,700	6,061,440
Continental Resources, Inc.	*	12,136	630,587
Devon Energy Corp.		14,400	635,184
Diamondback Energy, Inc.	*	29,500	2,847,930
Newfield Exploration Co.	*	14,500	630,170
ONEOK, Inc.		12,531	643,968
Parsley Energy, Inc., Class A	*	18,800	629,988
Range Resources Corp.		64,500	2,499,375
Southwestern Energy Co.	*	45,500	629,720
Williams Cos., Inc. (The)		20,400	626,892

			23,752,265

Personal Products—0.2%
Coty, Inc., Class A	*†	26,914	632,479
Herbalife Ltd.	*	10,002	620,024

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nu Skin Enterprises, Inc., Class A	†	9,824	$636,399

			1,888,902

Pharmaceuticals—0.3%
Akorn, Inc.	*	23,300	635,158
Medicines Co. (The)	*	38,700	1,460,538
Zoetis, Inc.		12,286	638,995

			2,734,691

Professional Services—3.0%
Dun & Bradstreet Corp. (The)		4,673	638,425
Equifax, Inc.		62,502	8,411,519
Nielsen Holdings plc		203,697	10,912,048
Robert Half International, Inc.		16,723	633,133
TransUnion	*	126,408	4,361,076
Verisk Analytics, Inc.	*	45,470	3,695,802

			28,652,003

Real Estate Management & Development—0.8%
CBRE Group, Inc., Class A	*	270,277	7,562,350

Road & Rail—1.9%
AMERCO		1,930	625,764
Avis Budget Group, Inc.	*	103,640	3,545,524
Genesee & Wyoming, Inc., Class A	*	44,900	3,095,855
Hertz Global Holdings, Inc.	*	15,968	641,275
J.B. Hunt Transport Services, Inc.		68,345	5,545,513
Kansas City Southern		36,500	3,406,180
Landstar System, Inc.		9,287	632,259
Old Dominion Freight Line, Inc.	*	9,175	629,497

			18,121,867

Semiconductors & Semiconductor Equipment—1.5%
Cree, Inc.	*†	24,000	617,280
KLA-Tencor Corp.		9,055	631,224
Lam Research Corp.		6,999	662,875
Linear Technology Corp.		10,538	624,798
Maxim Integrated Products, Inc.		16,349	652,815
Microchip Technology, Inc.		10,055	624,818
NVIDIA Corp.		9,200	630,384
NXP Semiconductors NV (Netherlands)	*	29,800	3,039,898
ON Semiconductor Corp.	*	51,300	632,016
Qorvo, Inc.	*	11,600	646,584
Skyworks Solutions, Inc.		8,491	646,505
Xilinx, Inc.		88,596	4,814,307

			14,223,504

Software—5.1%
ANSYS, Inc.	*	6,807	630,396
Atlassian Corp. plc, Class A (Australia)	*	20,500	614,385
Autodesk, Inc.	*	8,653	625,872
Cadence Design Systems, Inc.	*	24,124	615,886
CDK Global, Inc.		10,500	602,280
Citrix Systems, Inc.	*	7,078	603,187
Electronic Arts, Inc.	*	48,625	4,152,575
Ellie Mae, Inc.	*	35,298	3,716,879
FireEye, Inc.	*†	42,820	630,739
Fortinet, Inc.	*	17,956	663,115
Guidewire Software, Inc.	*	68,816	4,127,584
HubSpot, Inc.	*	41,600	2,396,992
Manhattan Associates, Inc.	*	10,600	610,772
NetSuite, Inc.	*	8,155	902,677
Nuance Communications, Inc.	*	43,200	626,400
Paycom Software, Inc.	*†	52,694	2,641,550
PTC, Inc.	*	14,175	628,094

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Red Hat, Inc.	*	7,784	$629,181
SecureWorks Corp., Class A	*†	71,565	895,278
ServiceNow, Inc.	*	60,007	4,749,554
Splunk, Inc.	*	10,460	613,793
SS&C Technologies Holdings, Inc.	†	121,100	3,893,365
Symantec Corp.		24,800	622,480
Synopsys, Inc.	*	11,000	652,850
Tableau Software, Inc., Class A	*	11,333	626,375
Take-Two Interactive Software, Inc.	*	90,000	4,057,200
Tyler Technologies, Inc.	*	37,570	6,433,111
Ultimate Software Group, Inc. (The)	*	2,900	592,731
Workday, Inc., Class A	*	6,900	632,661

			49,187,962

Specialty Retail—3.4%
Advance Auto Parts, Inc.		4,263	635,699
AutoNation, Inc.	*	13,091	637,663
AutoZone, Inc.	*	848	651,552
Bed Bath & Beyond, Inc.		14,767	636,605
Burlington Stores, Inc.	*	52,266	4,234,591
Cabela’s, Inc.	*	11,865	651,745
CarMax, Inc.	*†	12,344	658,552
Dick’s Sporting Goods, Inc.		10,993	623,523
Foot Locker, Inc.		51,485	3,486,564
Gap, Inc. (The)		28,115	625,278
L Brands, Inc.		8,667	613,364
Michaels Cos., Inc. (The)	*	25,800	623,586
Murphy USA, Inc.	*	8,845	631,179
O’Reilly Automotive, Inc.	*	19,954	5,589,315
Ross Stores, Inc.		72,146	4,638,988
Sally Beauty Holdings, Inc.	*	23,878	613,187
Signet Jewelers Ltd.		8,448	629,629
Tractor Supply Co.		47,221	3,180,334
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,606	620,176
Urban Outfitters, Inc.	*	18,023	622,154
Williams-Sonoma, Inc.	†	42,062	2,148,527

			32,752,211

Technology Hardware, Storage & Peripherals—0.1%
NCR Corp.	*	19,600	630,924

Textiles, Apparel & Luxury Goods—1.9%
Carter’s, Inc.		7,075	613,473
Coach, Inc.		83,040	3,035,943
Columbia Sportswear Co.		29,817	1,691,817
Hanesbrands, Inc.		165,324	4,174,431
Kate Spade & Co.	*	35,795	613,168
lululemon athletica, Inc. (Canada)	*	10,200	621,996
Michael Kors Holdings Ltd. (United Kingdom)	*	13,223	618,704
Ralph Lauren Corp.		57,795	5,845,386
Skechers U.S.A., Inc., Class A	*	28,300	648,070
Under Armour, Inc., Class A	*†	16,046	620,659

			18,483,647

Thrifts & Mortgage Finance—0.2%
LendingTree, Inc.	*†	20,676	2,003,711

Trading Companies & Distributors—1.3%
AerCap Holdings NV (Ireland)	*	91,400	3,517,986
Air Lease Corp.		21,800	623,044
Fastenal Co.		15,213	635,599
HD Supply Holdings, Inc.	*	144,855	4,632,463
Herc Holdings, Inc.	*	18,989	639,929
MSC Industrial Direct Co., Inc., Class A		8,237	604,678

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Rentals, Inc.	*	8,113	$636,790
W.W. Grainger, Inc.		2,692	605,269
Watsco, Inc.		4,300	605,870

			12,501,628

TOTAL COMMON STOCKS (Cost $794,925,181)			931,537,782

MONEY MARKET FUNDS—7.0%
Institutional Money Market Funds—7.0%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	7,600,000	7,600,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥28,279,113	28,279,113
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	7,600,000	7,600,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	7,600,000	7,600,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	7,600,000	7,600,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	8,815,441	8,815,441

TOTAL MONEY MARKET FUNDS (Cost $67,494,554)			67,494,554

TOTAL INVESTMENTS—103.7% (Cost $862,419,735)			999,032,336
Other assets less liabilities—(3.7%)			(35,927,579)

NET ASSETS—100.0%			$963,104,757

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—47.3%
Aerospace & Defense—1.1%
Curtiss-Wright Corp.		22,870	$2,083,686
Teledyne Technologies, Inc.	*	28,520	3,078,163

			5,161,849

Auto Components—0.6%
Tenneco, Inc.	*	48,800	2,843,576

Banks—4.5%
Ameris Bancorp		70,999	2,481,415
ConnectOne Bancorp, Inc.		97,380	1,758,683
FCB Financial Holdings, Inc., Class A	*	62,490	2,401,491
Great Western Bancorp, Inc.		83,496	2,782,087
Hilltop Holdings, Inc.	*	86,940	1,952,672
South State Corp.		34,380	2,579,875
Sterling Bancorp/New York		164,305	2,875,338
Texas Capital Bancshares, Inc.	*	44,910	2,466,457
Western Alliance Bancorp	*	77,000	2,890,580

			22,188,598

Biotechnology—1.7%
Aduro Biotech, Inc.	*†	78,000	969,540
Cepheid, Inc.	*	60,210	3,172,465
MiMedx Group, Inc.	*†	157,700	1,353,066
PTC Therapeutics, Inc.	*	30,600	428,706
TESARO, Inc.	*†	12,510	1,254,002
Ultragenyx Pharmaceutical, Inc.	*	17,340	1,230,100

			8,407,879

Building Products—1.6%
Advanced Drainage Systems, Inc.		87,100	2,095,626
Armstrong Flooring, Inc.	*	75,730	1,429,782
Armstrong World Industries, Inc.	*	52,190	2,156,491
Masonite International Corp.	*	35,410	2,201,440

			7,883,339

Capital Markets—1.3%
Hercules Capital, Inc.		182,400	2,473,344
MarketAxess Holdings, Inc.		6,992	1,157,805
Solar Capital Ltd.		94,827	1,945,850
WisdomTree Investments, Inc.	†	78,707	809,895

			6,386,894

Chemicals—1.7%
Methanex Corp. (Canada)		68,080	2,429,094
Minerals Technologies, Inc.		53,110	3,754,346
PolyOne Corp.		62,080	2,098,925

			8,282,365

Commercial Services & Supplies—0.6%
Clean Harbors, Inc.	*	64,730	3,105,745

Communications Equipment—0.5%
Ciena Corp.	*	108,150	2,357,670

Containers & Packaging—0.5%
Graphic Packaging Holding Co.		161,130	2,254,209

Diversified Telecommunication Services—0.5%
Vonage Holdings Corp.	*	399,350	2,639,704

Electronic Equipment, Instruments & Components—0.3%
VeriFone Systems, Inc.	*	93,380	1,469,801

Energy Equipment & Services—0.8%
Forum Energy Technologies, Inc.	*	126,340	2,509,112
Patterson-UTI Energy, Inc.		58,950	1,318,712

			3,827,824

Equity Real Estate Investment Trusts (REITs)—2.4%
LaSalle Hotel Properties REIT		68,510	1,635,334

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Life Storage, Inc. REIT		25,840	$2,298,210
Outfront Media, Inc. REIT		106,150	2,510,447
PS Business Parks, Inc. REIT		25,320	2,875,592
Rexford Industrial Realty, Inc. REIT		111,193	2,545,208

			11,864,791

Food Products—1.0%
Greencore Group plc (Ireland)		592,799	2,576,623
Sanderson Farms, Inc.	†	21,870	2,106,737

			4,683,360

Gas Utilities—0.5%
South Jersey Industries, Inc.		77,170	2,280,374

Health Care Equipment & Supplies—1.5%
Globus Medical, Inc., Class A	*	111,510	2,516,781
Haemonetics Corp.	*	34,500	1,249,245
Insulet Corp.	*†	82,440	3,375,093

			7,141,119

Health Care Providers & Services—2.5%
Community Health Systems, Inc.	*†	197,050	2,273,957
Kindred Healthcare, Inc.		228,210	2,332,306
LifePoint Health, Inc.	*	49,200	2,914,116
Surgical Care Affiliates, Inc.	*	45,300	2,208,828
WellCare Health Plans, Inc.	*	20,870	2,443,668

			12,172,875

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.	*	222,120	2,925,320

Hotels, Restaurants & Leisure—1.6%
Bloomin’ Brands, Inc.		137,910	2,377,568
Cheesecake Factory, Inc. (The)		50,740	2,540,045
Lindblad Expeditions Holdings, Inc.	*	188,090	1,692,810
Papa John’s International, Inc.		14,460	1,140,171

			7,750,594

Household Durables—0.4%
La-Z-Boy, Inc.		80,946	1,988,034

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.	†	107,335	2,413,964

Insurance—2.1%
Argo Group International Holdings Ltd. (Bermuda)		41,836	2,360,387
Assured Guaranty Ltd. (Bermuda)		101,110	2,805,802
eHealth, Inc.	*	72,850	816,649
Horace Mann Educators Corp.		68,590	2,513,823
Kemper Corp.		4,600	180,872
Stewart Information Services Corp.		32,286	1,435,113

			10,112,646

Internet & Direct Marketing Retail—0.2%
HSN, Inc.		20,140	801,572

IT Services—1.5%
Cardtronics plc, Class A (United Kingdom)	*	79,160	3,530,536
Convergys Corp.		63,030	1,917,372
WEX, Inc.	*	16,520	1,785,647

			7,233,555

Life Sciences Tools & Services—0.4%
Bio-Techne Corp.		17,990	1,969,905

Machinery—1.0%
John Bean Technologies Corp.		34,990	2,468,544

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Watts Water Technologies, Inc., Class A		39,440	$2,557,290

			5,025,834

Marine—0.5%
Kirby Corp.	*	42,760	2,657,962

Media—1.4%
Cinemark Holdings, Inc.		66,810	2,557,487
National CineMedia, Inc.		157,190	2,313,837
New York Times Co. (The), Class A		173,990	2,079,180

			6,950,504

Mortgage Real Estate Investment Trusts (REITs)—1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		124,570	2,911,201
MFA Financial, Inc. REIT		325,140	2,432,047
Redwood Trust, Inc. REIT		165,640	2,345,463

			7,688,711

Oil, Gas & Consumable Fuels—1.1%
Callon Petroleum Co.	*	156,258	2,453,251
Western Refining, Inc.		100,690	2,664,257

			5,117,508

Personal Products—0.6%
Nu Skin Enterprises, Inc., Class A	†	47,730	3,091,949

Real Estate Management & Development—0.5%
Kennedy-Wilson Holdings, Inc.		105,640	2,382,182

Road & Rail—1.1%
Genesee & Wyoming, Inc., Class A	*	34,740	2,395,323
Swift Transportation Co.	*†	146,020	3,135,049

			5,530,372

Semiconductors & Semiconductor Equipment—3.5%
Cavium, Inc.	*	43,660	2,541,012
Entegris, Inc.	*	160,600	2,797,652
First Solar, Inc.	*†	51,910	2,049,926
Integrated Device Technology, Inc.	*	36,300	838,530
Intersil Corp., Class A		119,773	2,626,622
MACOM Technology Solutions Holdings, Inc.	*	53,780	2,277,045
MKS Instruments, Inc.		40,030	1,990,692
Monolithic Power Systems, Inc.		15,940	1,283,170
SunPower Corp.	*†	94,100	839,372

			17,244,021

Software—2.4%
Aspen Technology, Inc.	*	52,140	2,439,630
BroadSoft, Inc.	*	42,960	1,999,788
Cadence Design Systems, Inc.	*	98,620	2,517,769
Callidus Software, Inc.	*	108,125	1,984,094
HubSpot, Inc.	*	48,840	2,814,161

			11,755,442

Specialty Retail—0.9%
Chico’s FAS, Inc.		203,320	2,419,508
DSW, Inc., Class A		106,300	2,177,024

			4,596,532

Textiles, Apparel & Luxury Goods—0.3%
Kate Spade & Co.	*	99,180	1,698,953

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp.	*	338,040	2,704,320

Trading Companies & Distributors—0.9%
Air Lease Corp.		35,400	1,011,732
Aircastle Ltd.		54,380	1,079,987

Vantagepoint Discovery Fund
			Shares	Value
COMMON STOCKS—(Continued)
GATX Corp.		†	51,360	$2,288,088

				4,379,807

TOTAL COMMON STOCKS (Cost $207,529,512)				230,971,659

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—22.0%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	360,329
Lockheed Martin Corp.
1.850%	11/23/2018		47,000	47,588

				407,917

Auto Components—0.0%
IHO Verwaltungs GmbH (Germany)
4.125%	09/15/2021	^	200,000	202,500

Automobiles—0.4%
BMW US Capital LLC
1.500%	04/11/2019	^	370,000	370,718
Hyundai Capital America
4.000%	06/08/2017	^	1,300,000	1,322,616

				1,693,334

Banks—6.2%
Bank of America Corp.
1.309%	05/02/2017	#	805,000	805,454
Bank of America Corp. MTN
1.936%	03/22/2018	#	590,000	594,579
1.700%	08/25/2017		635,000	636,086
Bank of America NA, Bank Note
2.050%	12/07/2018		565,000	572,591
Bank of Montreal MTN (Canada)
1.350%	08/28/2018		1,500,000	1,498,098
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	845,000	845,403
BB&T Corp. MTN
1.416%	02/01/2019	#	1,245,000	1,248,578
Branch Banking & Trust Co., Bank Note
1.450%	05/10/2019		980,000	981,215
Capital One NA, Bank Note
1.650%	02/05/2018		390,000	390,577
1.500%	09/05/2017		360,000	359,875
CIT Group, Inc.
5.250%	03/15/2018		375,000	391,875
Citigroup, Inc.
2.050%	12/07/2018		410,000	413,323
2.050%	06/07/2019		320,000	322,645
1.850%	11/24/2017		250,000	250,851
1.550%	08/14/2017		1,415,000	1,417,001
Citizens Bank NA, Bank Note
2.500%	03/14/2019		450,000	458,442
2.300%	12/03/2018		250,000	253,017
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	249,756
Credit Agricole SA (France)
1.480%	04/15/2019	#^	1,190,000	1,192,826
Discover Bank
2.600%	11/13/2018		910,000	924,110
Fifth Third Bancorp
5.450%	01/15/2017		540,000	546,412
Fifth Third Bank/Ohio MTN
1.721%	08/20/2018	#	1,000,000	1,006,156

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019		$310,000	$315,604
1.311%	11/18/2016	#	315,000	315,098
Huntington National Bank (The)
2.200%	11/06/2018		350,000	354,543
1.140%	04/24/2017	#	250,000	249,870
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	260,094
JPMorgan Chase & Co.
6.300%	04/23/2019		270,000	300,888
1.614%	01/25/2018	#	627,000	630,238
KeyBank NA
1.315%	11/25/2016	#	345,000	345,104
KeyBank NA, Bank Note
2.350%	03/08/2019		360,000	366,907
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	910,000	911,529
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	410,809
Mizuho Bank Ltd. (Japan)
1.497%	03/26/2018	#^	1,300,000	1,297,170
National Australia Bank Ltd. (Australia)
1.375%	07/12/2019		1,200,000	1,192,350
PNC Bank NA, Bank Note
1.950%	03/04/2019		530,000	536,947
1.150%	11/01/2016		250,000	250,000
Royal Bank of Canada MTN (Canada)
1.625%	04/15/2019		775,000	777,035
Santander UK plc (United Kingdom)
2.500%	03/14/2019		305,000	309,657
1.362%	03/13/2017	#	300,000	299,828
Skandinaviska Enskilda Banken AB (Sweden)
1.500%	09/13/2019		1,235,000	1,228,343
Standard Chartered plc (United Kingdom)
2.100%	08/19/2019	^	480,000	480,141
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	670,275
1.257%	02/15/2017	#	1,010,000	1,010,390
Svenska Handelsbanken AB, Bank Note (Sweden)
1.500%	09/06/2019		1,030,000	1,027,071
Westpac Banking Corp. (Australia)
1.600%	08/19/2019		1,220,000	1,220,565

				30,119,326

Beverages—0.0%
Coca-Cola Co. (The)
0.875%	10/27/2017		76,000	75,852

Biotechnology—0.9%
AbbVie, Inc.
1.800%	05/14/2018		975,000	979,370
1.750%	11/06/2017		520,000	521,849
Amgen, Inc.
1.250%	05/22/2017		1,320,000	1,320,656
Baxalta, Inc.
2.000%	06/22/2018		120,000	120,348
1.646%	06/22/2018	#	220,000	219,287
Celgene Corp.
2.125%	08/15/2018		1,160,000	1,172,928

				4,334,438

Building Products—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	70,227

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Capital Markets—0.9%
Bank of New York Mellon Corp. (The) MTN
1.316%	08/01/2018	#	$650,000	$652,792
Credit Suisse AG (Switzerland)
1.414%	04/27/2018	#	315,000	315,005
Goldman Sachs Group, Inc. (The) MTN
1.917%	11/15/2018	#	635,000	640,323
Goldman Sachs Group, Inc. (The), Series 1
1.951%	04/30/2018	#	240,000	242,234
Morgan Stanley
1.874%	01/27/2020	#	1,200,000	1,213,091
Morgan Stanley MTN
6.625%	04/01/2018		605,000	648,477
2.450%	02/01/2019		590,000	600,970

				4,312,892

Chemicals—0.2%
Ashland LLC
3.875%	04/15/2018	†	875,000	904,531

Communications Equipment—0.2%
Cisco Systems, Inc.
1.600%	02/28/2019		310,000	312,439
1.400%	09/20/2019		735,000	735,960

				1,048,399

Consumer Finance—2.1%
Ally Financial, Inc.
3.250%	09/29/2017		195,000	196,706
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		540,000	540,841
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	605,806
3.000%	06/12/2017		280,000	283,007
1.684%	09/08/2017		1,500,000	1,501,429
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	314,109
2.400%	04/10/2018		1,535,000	1,546,654
2.400%	05/09/2019		560,000	563,510
HSBC USA, Inc.
1.625%	01/16/2018		1,300,000	1,300,958
Hyundai Capital Services, Inc. (South Korea)
1.625%	08/30/2019	^	430,000	428,823
International Lease Finance Corp.
3.875%	04/15/2018		435,000	446,419
John Deere Capital Corp.
0.955%	10/11/2016	#	200,000	200,011
PACCAR Financial Corp. MTN
1.450%	03/09/2018		220,000	221,192
1.435%	12/06/2018	#	130,000	130,932
1.300%	05/10/2019		820,000	820,601
1.100%	06/06/2017		140,000	140,035
Synchrony Financial
1.989%	02/03/2020	#	140,000	137,022
1.875%	08/15/2017		1,065,000	1,067,345

				10,445,400

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc.
1.150%	08/15/2018		110,000	109,971

Diversified Telecommunication Services—0.9%
AT&T, Inc.
5.500%	02/01/2018		110,000	115,934
2.400%	03/15/2017		1,280,000	1,287,612
2.300%	03/11/2019		900,000	915,649

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SBA Communications Corp.
5.625%	10/01/2019		$150,000	$154,220
Verizon Communications, Inc.
2.625%	02/21/2020		115,000	118,363
2.606%	09/14/2018	#	800,000	821,245
1.350%	06/09/2017		945,000	946,320

				4,359,343

Electric Utilities—0.5%
Duke Energy Corp.
1.226%	04/03/2017	#	200,000	200,224
NextEra Energy Capital Holdings, Inc.
1.649%	09/01/2018		190,000	190,840
Southern California Edison Co.
1.845%	02/01/2022		1,229,643	1,233,871
Southern Power Co.
1.850%	12/01/2017		70,000	70,465
Wisconsin Public Service Corp.
1.650%	12/04/2018		900,000	907,008

				2,602,408

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		160,000	160,260

Energy Equipment & Services—0.1%
Cameron International Corp.
1.400%	06/15/2017		160,000	160,016
1.150%	12/15/2016		300,000	300,103

				460,119

Equity Real Estate Investment Trusts (REITs)—0.2%
Liberty Property LP
6.625%	10/01/2017		385,000	403,036
Ventas Realty LP
1.250%	04/17/2017		120,000	119,964
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	240,491

				763,491

Food & Staples Retailing—0.4%
CVS Health Corp.
1.900%	07/20/2018		850,000	858,602
Kroger Co. (The)
2.200%	01/15/2017		500,000	501,535
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		120,000	120,690
1.750%	05/30/2018		340,000	342,001

				1,822,828

Food Products—0.3%
Kraft Heinz Foods Co.
2.000%	07/02/2018		830,000	838,015
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	289,153
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	100,725
1.400%	10/21/2016	^	100,000	100,028

				1,327,921

Health Care Equipment & Supplies—0.5%
Becton Dickinson and Co.
1.450%	05/15/2017		1,390,000	1,392,507
Stryker Corp.
2.000%	03/08/2019		250,000	253,293

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Zimmer Biomet Holdings, Inc.
2.000%	04/01/2018		$920,000	$926,487

				2,572,287

Health Care Providers & Services—0.8%
Aetna, Inc.
1.900%	06/07/2019		1,200,000	1,211,798
1.700%	06/07/2018		240,000	240,864
Anthem, Inc.
2.375%	02/15/2017		465,000	466,661
Cardinal Health, Inc.
1.950%	06/15/2018		1,300,000	1,312,832
Express Scripts Holding Co.
1.250%	06/02/2017		435,000	435,194
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	278,850

				3,946,199

Household Durables—0.3%
Newell Brands, Inc.
2.150%	10/15/2018		1,400,000	1,420,611
Whirlpool Corp.
1.650%	11/01/2017		170,000	170,525

				1,591,136

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)
3.842%	06/01/2019	#	139,000	139,695
TransAlta Corp. (Canada)
1.900%	06/03/2017		46,000	46,040

				185,735

Insurance—1.1%
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019		480,000	484,579
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	590,000	596,852
Principal Life Global Funding II
1.342%	12/01/2017	#^	1,300,000	1,305,756
Prudential Financial, Inc. MTN
1.597%	08/15/2018	#	1,250,000	1,247,962
Reliance Standard Life Global Funding II
2.150%	10/15/2018	^	1,000,000	1,008,977
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	600,000	618,688

				5,262,814

Internet Software & Services—0.1%
eBay, Inc.
2.500%	03/09/2018		230,000	233,335
IAC/InterActiveCorp
4.875%	11/30/2018		126,000	129,150
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	300,978

				663,463

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	151,340
1.450%	06/05/2017		70,000	70,035

				221,375

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		190,000	192,226

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Machinery—0.5%
CNH Industrial Capital LLC
3.875%	07/16/2018		$610,000	$622,200
Fortive Corp.
1.800%	06/15/2019	^	170,000	170,579
Novelis Corp.
6.250%	08/15/2024	^	190,000	202,112
Stanley Black & Decker, Inc.
2.451%	11/17/2018		1,140,000	1,165,321

				2,160,212

Media—0.5%
DISH DBS Corp.
4.625%	07/15/2017		245,000	249,900
Lions Gate Entertainment Corp. (Canada)
5.250%	08/01/2018		680,000	725,900
NBCUniversal Enterprise, Inc.
1.365%	04/15/2018	#^	1,300,000	1,309,290

				2,285,090

Metals & Mining—0.2%
Freeport-McMoRan, Inc.
2.150%	03/01/2017		80,000	80,100
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	640,000	641,126
Glencore Funding LLC
2.040%	01/15/2019	#^	330,000	328,350

				1,049,576

Mortgage Backed—0.1%
Santander Bank NA
2.000%	01/12/2018		650,000	650,243

Multi-Utilities—0.5%
Berkshire Hathaway Energy Co.
5.750%	04/01/2018		500,000	532,844
Dominion Resources, Inc.
1.500%	09/30/2018	^	1,185,000	1,184,485
2.962%	07/01/2019		160,000	164,333
1.250%	03/15/2017		540,000	539,614
TECO Finance, Inc.
1.265%	04/10/2018	#	190,000	189,611

				2,610,887

Oil, Gas & Consumable Fuels—0.3%
Chevron Corp.
1.790%	11/16/2018		170,000	171,813
Exxon Mobil Corp.
1.708%	03/01/2019		260,000	262,865
Hess Corp.
1.300%	06/15/2017		180,000	180,002
Kinder Morgan, Inc.
3.050%	12/01/2019		110,000	112,487
2.000%	12/01/2017		110,000	110,092
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	373,145

				1,210,404

Pharmaceuticals—1.7%
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		1,590,000	1,606,960
2.100%	03/12/2020	#	310,000	315,373
1.300%	06/15/2017		300,000	299,801
Mylan NV (Netherlands)
2.500%	06/07/2019	^	510,000	514,861
Pfizer, Inc.
1.450%	06/03/2019		1,190,000	1,197,520

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Shire Acquisitions Investments Ireland Designated Activity Co. (Ireland)
1.900%	09/23/2019		$2,545,000	$2,545,519
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%	07/21/2021		290,000	289,234
1.700%	07/19/2019		600,000	599,048
1.400%	07/20/2018		680,000	678,188

				8,046,504

Road & Rail—0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	900,000	912,416
2.500%	06/15/2019	^	110,000	111,681
Ryder System, Inc. MTN
2.500%	03/01/2017		725,000	727,785

				1,751,882

Semiconductors & Semiconductor Equipment—0.1%
NVIDIA Corp.
2.200%	09/16/2021		410,000	411,721
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	200,385

				612,106

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	150,949

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.
1.700%	02/22/2019		180,000	182,103
1.300%	02/23/2018		130,000	130,409
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%	06/15/2021	^	120,000	127,548
3.480%	06/01/2019	^	1,210,000	1,245,236
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	945,000	963,312
2.450%	10/05/2017	^	1,005,000	1,013,301
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	359,835
Western Digital Corp.
10.500%	04/01/2024	^	360,000	418,500

				4,440,244

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	244,764

Tobacco—0.3%
Imperial Brands Finance plc (United Kingdom)
2.050%	02/11/2018	^	650,000	654,104
2.050%	07/20/2018	^	310,000	312,268
Reynolds American, Inc.
2.300%	06/12/2018		660,000	669,874

				1,636,246

Trading Companies & Distributors—0.1%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		535,000	546,410
GATX Corp.
1.250%	03/04/2017		100,000	99,942

				646,352

TOTAL CORPORATE OBLIGATIONS (Cost $106,590,682)				107,351,851

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—3.3%
Commercial Mortgage-Backed Securities— 1.6%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.531%	06/17/2031	#^	$274,178	$273,500
Colony American Homes, Series 2014-1A, Class A
1.681%	05/17/2031	#^	291,632	291,962
Colony American Homes, Series 2014-2A, Class A
1.496%	07/17/2031	#^	469,240	466,209
Colony American Homes, Series 2015-1A, Class A
1.731%	07/17/2032	#^	886,727	889,230
Hilton USA Trust, Series 2013-HLF, Class AFL
1.523%	11/05/2030	#^	553,096	553,109
Invitation Homes Trust, Series 2013-SFR1, Class A
1.681%	12/17/2030	#^	378,530	378,739
Invitation Homes Trust, Series 2014-SFR1, Class A
1.531%	06/17/2031	#^	1,239,893	1,237,423
Invitation Homes Trust, Series 2014-SFR2, Class A
1.631%	09/17/2031	#^	753,619	752,976
Invitation Homes Trust, Series 2015-SFR2, Class A
1.877%	06/17/2032	#^	978,842	984,752
Invitation Homes Trust, Series 2015-SFR3, Class A
1.831%	08/17/2032	#^	1,065,874	1,072,206
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.774%	01/15/2032	#^	910,000	910,014

				7,810,120

Non-Agency Mortgage-Backed Securities— 1.1%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	402,529	381,659
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.975%	11/25/2023	#	178,374	179,077
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.575%	03/25/2025	#	36,486	36,504
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.675%	05/25/2028	#	226,302	226,617
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M1
1.775%	10/25/2028	#	593,983	595,628
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.525%	10/25/2023	#	285,268	288,940
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.125%	01/25/2024	#	839,482	846,122
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.475%	05/25/2024	#	800,550	801,610
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.475%	05/25/2024	#	117,050	117,088
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.725%	07/25/2024	#	506,883	508,132
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.675%	09/25/2028	#	593,524	602,156
GSAMP Trust, Series 2004-SEA2, Class M1
1.175%	03/25/2034	#	162,785	163,194
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	12,655	12,666

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043		#	$177,979	$173,738
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043		#	276,295	268,969
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058		#^	120,891	121,003
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065		#^	113,010	112,779

					5,435,882

U.S. Government Agency Mortgage-Backed Securities—0.6%
Federal National Mortgage Association
2.510%	05/01/2042		#	2,445,598	2,533,743
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.969%	10/07/2020		#	296,018	296,661

					2,830,404

TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,025,800)					16,076,406

U.S. TREASURY OBLIGATIONS—14.9%
U.S. Treasury Notes—14.9%
U.S. Treasury Note
1.250%	12/15/2018			3,976,000	4,013,820
1.000%	09/15/2018		‡‡	11,244,000	11,290,561
1.000%	02/15/2018 03/15/2019	-		15,790,000	15,853,610
0.875%	05/31/2018 06/15/2019	-		13,172,000	13,198,183
0.750%	02/28/2018 07/15/2019	-		7,951,000	7,944,589
0.625%	08/31/2017		‡‡	3,200,000	3,199,562
0.625%	06/30/2018			17,128,000	17,091,209

					72,591,534

TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,405,527)					72,591,534

GOVERNMENT RELATED OBLIGATIONS—2.7%
U.S. Government Agencies—2.6%
Federal Home Loan Mortgage Corp.
1.125%	04/15/2019			1,300,000	1,306,261
1.000%	12/15/2017			4,090,000	4,104,581
0.875%	07/19/2019			2,370,000	2,362,700
Federal National Mortgage Association
1.000%	02/26/2019 08/28/2019	-		4,950,000	4,954,357

					12,727,899

Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017		^	300,000	300,248

U.S. Municipal Bonds—0.0%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017			240,000	241,320

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $13,229,115)					13,269,467

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—5.2%
Automobiles—2.2%
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class C
2.870%	11/08/2021		$200,000	$205,377
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,130
Capital Auto Receivables Asset Trust
Series 2015-2, Class A2
1.390%	09/20/2018		830,000	831,536
Capital Auto Receivables Asset Trust
Series 2016-2, Class B
2.110%	03/22/2021		140,000	141,132
Capital Auto Receivables Asset Trust
Series 2016-2, Class C
2.420%	06/21/2021		290,000	291,145
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020		1,320,000	1,323,784
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3
0.830%	09/17/2018	^	41,971	41,968
Drive Auto Receivables Trust
Series 2016-BA, Class A3
1.670%	07/15/2019	^	260,000	259,654
Drive Auto Receivables Trust
Series 2016-BA, Class B
2.560%	06/15/2020	^	230,000	232,174
Drive Auto Receivables Trust
Series 2016-BA, Class C
3.190%	07/15/2022	^	480,000	488,808
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.068%	12/10/2027	#^	1,030,082	1,030,069
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.680%	09/15/2023		540,000	540,723
Porsche Innovative Lease Owner Trust
Series 2014-1, Class A3
1.030%	11/20/2017	^	586,420	586,403
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A3
1.190%	07/23/2018	^	1,400,000	1,402,108
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%	08/17/2020		170,000	172,684
Santander Drive Auto Receivables Trust
Series 2015-1, Class D
3.240%	04/15/2021		375,000	383,731
Santander Drive Auto Receivables Trust
Series 2015-2, Class D
3.020%	04/15/2021		455,000	463,488
Santander Drive Auto Receivables Trust
Series 2015-4, Class C
2.970%	03/15/2021		600,000	611,354
Santander Drive Auto Receivables Trust
Series 2016-2, Class C
2.660%	11/15/2021		540,000	548,857
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.570%	06/17/2019	^	320,000	320,338
Westlake Automobile Receivables Trust
Series 2016-2A, Class B
2.300%	11/15/2019	^	600,000	606,685

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Westlake Automobile Receivables Trust
Series 2016-2A, Class D
4.100%	06/15/2021	^	$300,000	$307,083

				10,909,231

Credit Card—2.2%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.630%	02/18/2020	^	2,210,000	2,213,107
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%	04/15/2022		2,300,000	2,306,936
Chase Issuance Trust
Series 2014-A1, Class A1
1.150%	01/15/2019		2,500,000	2,501,623
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.020%	02/22/2019		1,228,000	1,228,471
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021		2,665,000	2,678,090

				10,928,227

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018		923,752	923,613
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,107
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017	^	172,300	172,289
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019	^	1,160,000	1,161,246
Verizon Owner Trust
Series 2016-1A, Class A
1.420%	01/20/2021	^	300,000	301,065

				2,658,320

Student Loan—0.2%
Missouri Higher Education Loan Authority
Series 2012-1, Class A1
1.355%	01/26/2026	#	312,372	308,974
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.863%	12/07/2020	#	387,635	387,236
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.805%	06/25/2021	#^	49,417	49,331

				745,541

TOTAL ASSET-BACKED SECURITIES (Cost $25,155,910)				25,241,319

			Shares	Value
MONEY MARKET FUNDS—8.4%
Institutional Money Market Funds—8.4%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%		††¥	3,750,000	3,750,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%			¥19,768,496	19,768,496

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	3,750,000	$3,750,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	3,750,000	3,750,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	3,750,000	3,750,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	6,000,157	6,000,157

TOTAL MONEY MARKET FUNDS (Cost $40,768,653)			40,768,653

TOTAL INVESTMENTS—103.8% (Cost $481,705,199)			506,270,889
Other assets less liabilities—(3.8%)			(18,394,585)

NET ASSETS—100.0%			$487,876,304

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $39,921,172, which represents 8.2% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—95.7%
Australia—3.3%
Aristocrat Leisure Ltd.		390,400	$4,749,968
BlueScope Steel Ltd.		732,300	4,371,844
Charter Hall Group REIT		32,700	128,573
Cochlear Ltd.		56,400	6,113,364
Collins Foods Ltd.		538,000	1,871,727
Cromwell Property Group REIT		2,108,800	1,520,153
CSL Ltd.		67,500	5,550,564
FlexiGroup Ltd.		566,585	1,011,628
Fortescue Metals Group Ltd.		2,926,400	11,201,020
Oil Search Ltd.		266,900	1,469,958
QBE Insurance Group Ltd.	†	975,389	6,979,403
RCG Corp. Ltd.		2,028,600	2,536,036
Resolute Mining Ltd.		1,095,000	1,630,658
Telstra Corp. Ltd.		567,400	2,262,289
Vicinity Centres REIT		687,400	1,676,406
Vocus Communications Ltd.		844,800	4,051,516

			57,125,107

Belgium—0.4%
D’ieteren SA NV		37,300	1,739,562
Telenet Group Holding NV	*	53,866	2,813,859
UCB SA		23,663	1,831,652

			6,385,073

Brazil—0.9%
Ambev SA ADR		410,700	2,501,163
CCR SA		345,400	1,816,134
Cia de Saneamento Basico do Estado de Sao Paulo		228,800	2,126,785
Cielo SA		341,551	3,432,156
Engie Brasil Energia SA		228,700	2,724,302
TOTVS SA		140,800	1,337,798
WEG SA		116,400	638,166

			14,576,504

Canada—2.8%
Alaris Royalty Corp.		270,400	4,612,639
BCE, Inc.		153,038	7,067,779
CAE, Inc.		396,200	5,626,134
Canadian Pacific Railway Ltd.		45,899	7,008,777
Centerra Gold, Inc.		297,100	1,628,224
Chartwell Retirement Residences		127,600	1,536,705
George Weston Ltd.		63,300	5,280,348
Granite Real Estate Investment Trust REIT		57,200	1,747,457
Industrial Alliance Insurance & Financial Services, Inc.		55,000	1,979,992
Just Energy Group, Inc.		334,400	1,695,004
Suncor Energy, Inc.		211,461	5,870,200
Transcontinental, Inc., Class A		134,300	1,803,701
Western Forest Products, Inc.		1,068,500	1,759,183

			47,616,143

China—2.0%
AAC Technologies Holdings, Inc.		116,000	1,172,067
Alibaba Group Holding Ltd. ADR	*	74,539	7,885,481
Baidu, Inc. ADR	*	6,100	1,110,627
Belle International Holdings Ltd.		2,343,837	1,622,824
China Construction Bank Corp., H Shares		1,083,862	814,022

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
CNOOC Ltd.		6,587,000	$8,309,590
CSPC Pharmaceutical Group Ltd.		198,000	198,789
Ctrip.com International Ltd. ADR	*†	23,264	1,083,404
ENN Energy Holdings Ltd.		240,000	1,174,922
Hengan International Group Co. Ltd.		334,000	2,787,306
Tencent Holdings Ltd.		221,800	6,166,492
Want Want China Holdings Ltd.	†	3,489,000	2,171,331

			34,496,855

Denmark—1.0%
Danske Bank A/S		96,369	2,819,364
ISS A/S		36,789	1,528,757
Novo Nordisk A/S, Class B		112,000	4,668,017
Novozymes A/S, Class B		65,200	2,875,703
Vestas Wind Systems A/S		71,665	5,919,785

			17,811,626

Finland—0.3%
Kone Oyj, Class B		113,900	5,782,365

France—6.1%
Air Liquide SA		62,220	6,672,257
Cie de Saint-Gobain		272,789	11,803,585
Danone SA		166,222	12,342,456
Essilor International SA		45,500	5,869,296
Ipsen SA		53,100	3,730,556
L’Oreal SA		43,014	8,130,056
LVMH Moet Hennessy Louis Vuitton SE		42,601	7,263,938
Nexans SA	*	55,500	3,184,105
Pernod Ricard SA		29,753	3,523,773
Sanofi		212,031	16,146,361
Suez		101,600	1,678,963
TOTAL SA		131,433	6,251,031
Ubisoft Entertainment SA	*	130,100	4,915,696
Valeo SA		121,200	7,074,295
Zodiac Aerospace		268,201	6,527,367

			105,113,735

Germany—9.3%
adidas AG		36,300	6,313,459
Allianz SE (Registered)		102,575	15,243,694
AURELIUS Equity Opportunities SE & Co. KGaA		55,317	3,495,587
BASF SE		35,215	3,015,295
Bayer AG (Registered)		30,311	3,044,142
Beiersdorf AG		62,073	5,859,262
Cewe Stiftung & Co. KGaA		19,516	1,755,629
Continental AG		24,493	5,160,706
Daimler AG (Registered)		191,348	13,495,329
Deutsche Boerse AG	*	140,367	11,393,357
Deutsche Post AG (Registered)		98,590	3,086,705
Deutsche Telekom AG (Registered)		629,770	10,580,462
Fresenius Medical Care AG & Co. KGaA		27,867	2,437,971
Fresenius SE & Co. KGaA		140,288	11,206,425
Gerresheimer AG		22,236	1,890,572
Linde AG		73,134	12,426,984
Merck KGaA		58,320	6,290,681
OSRAM Licht AG		50,742	2,980,911

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
RWE AG	*	367,649	$6,349,121
SAP SE		253,694	23,200,923
Vonovia SE		126,960	4,812,949
Wirecard AG	†	120,882	6,279,491

			160,319,655

Hong Kong—5.7%
AIA Group Ltd.		2,849,200	19,160,141
ASM Pacific Technology Ltd.		162,100	1,341,761
Beijing Enterprises Holdings Ltd.		451,000	2,301,570
China Mobile Ltd.		1,294,234	15,898,848
China Resources Gas Group Ltd.		366,000	1,257,049
China Resources Power Holdings Co. Ltd.		2,174,829	3,780,803
CLP Holdings Ltd.		1,410,000	14,603,456
Hang Lung Properties Ltd.		2,513,000	5,700,338
HKT Trust & HKT Ltd.		3,034,000	4,266,464
Hong Kong & China Gas Co. Ltd.		3,599,199	6,834,153
Hopewell Holdings Ltd.		313,500	1,149,144
Jardine Matheson Holdings Ltd.		119,300	7,289,230
Link REIT		366,000	2,701,847
Sun Hung Kai Properties Ltd.		129,000	1,961,156
WH Group Ltd.	^	6,470,000	5,229,332
Yue Yuen Industrial Holdings Ltd.		940,000	3,884,875

			97,360,167

India—1.1%
Axis Bank Ltd. GDR		43,320	1,742,093
Indiabulls Housing Finance Ltd. GDR		107,008	1,322,523
Infosys Ltd. ADR		201,700	3,182,826
Larsen & Toubro Ltd. GDR		148,092	3,172,606
Mahindra & Mahindra Ltd. GDR		132,934	2,820,918
Tata Motors Ltd. ADR		182,216	7,284,995

			19,525,961

Indonesia—0.4%
Bank Mandiri Persero Tbk PT		1,563,300	1,348,850
Bank Rakyat Indonesia Persero Tbk PT		2,896,000	2,717,427
Kalbe Farma Tbk PT		4,234,700	557,954
Perusahaan Gas Negara Persero Tbk		4,496,900	993,496
Telekomunikasi Indonesia Persero Tbk PT ADR		16,500	1,090,320

			6,708,047

Ireland—1.8%
Allegion plc		4,651	320,500
Experian plc		321,400	6,420,921
ICON plc	*	81,900	6,336,603
Medtronic plc		181,998	15,724,627
Smurfit Kappa Group plc		130,000	2,896,074

			31,698,725

Isle of Man—0.2%
GVC Holdings plc	*	370,400	3,561,800

Israel—0.4%
Mellanox Technologies Ltd.	*	167,500	7,244,375

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Italy—1.5%
Atlantia SpA		116,312	$2,954,047
Buzzi Unicem SpA		283,500	3,216,267
DiaSorin SpA		79,300	5,096,992
Enel SpA		131,438	585,783
Eni SpA		959,700	13,829,560

			25,682,649

Japan—16.4%
Bridgestone Corp.		336,200	12,386,880
Calbee, Inc.	†	62,300	2,360,437
Canon, Inc.		420,600	12,211,018
Daikin Industries Ltd.		65,700	6,130,852
Daito Trust Construction Co. Ltd.		39,100	6,253,637
Denso Corp.		133,900	5,343,218
FANUC Corp.		36,300	6,131,631
Fuji Media Holdings, Inc.		216,400	2,939,838
Hitachi Capital Corp.	†	78,300	1,664,810
Honda Motor Co. Ltd.		536,000	15,469,122
INPEX Corp.		392,000	3,564,249
Japan Airlines Co. Ltd.		155,000	4,556,299
Japan Post Holdings Co. Ltd.	†	369,000	4,638,785
Japan Tobacco, Inc.		354,567	14,514,281
Kanematsu Corp.		1,576,000	2,449,348
Kao Corp.		66,000	3,731,510
KDDI Corp.		196,200	6,078,671
Keyence Corp.		8,892	6,515,076
Komatsu Ltd.		302,300	6,934,524
Kyowa Exeo Corp.		222,000	3,165,261
Mazda Motor Corp.		112,900	1,732,085
Medipal Holdings Corp.		266,600	4,621,282
Mitsubishi Electric Corp.		593,000	7,600,309
Murata Manufacturing Co. Ltd.		24,400	3,185,007
NGK Insulators Ltd.		80,400	1,670,758
Nippon Electric Glass Co. Ltd.		369,800	1,914,795
Nippon Telegraph & Telephone Corp.		286,054	13,082,963
Nissan Motor Co. Ltd.		507,300	4,976,042
NTT DOCOMO, Inc.		436,390	11,085,621
ORIX Corp.		295,300	4,356,460
PanaHome Corp.		326,400	2,598,784
Rakuten, Inc.		419,500	5,475,861
Rinnai Corp.	†	33,200	3,090,716
Seiko Epson Corp.		172,800	3,327,333
Seino Holdings Co. Ltd.		154,600	1,625,878
Seven & i Holdings Co. Ltd.		15,500	732,767
Shimano, Inc.		39,900	5,926,094
Shin-Etsu Chemical Co. Ltd.		87,500	6,105,124
Showa Corp.		225,400	1,187,695
SMC Corp.		21,300	6,150,008
Sojitz Corp.	†	1,018,700	2,610,000
Sumitomo Electric Industries Ltd.		58,600	828,412
Sumitomo Heavy Industries Ltd.		539,200	2,664,176
Sumitomo Rubber Industries Ltd.		285,000	4,310,881
Takeda Pharmaceutical Co. Ltd.		344,200	16,497,383
Tokai Rika Co. Ltd.		144,700	2,833,274
Tokio Marine Holdings, Inc.		680,800	26,108,668
Toyota Motor Corp.		95,800	5,557,018
Ube Industries Ltd.		1,471,200	2,813,651

			281,708,492

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Jordan—0.1%
Hikma Pharmaceuticals plc		36,100	$942,994

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR	*	111,159	850,113

Korea, Republic of—2.5%
Dongbu Insurance Co. Ltd.		49,470	3,075,556
Hyundai Marine & Fire Insurance Co. Ltd.		78,850	2,603,183
Hyundai Mobis Co. Ltd.		20,725	5,201,068
Korea Electric Power Corp.		124,373	6,092,563
Korea Gas Corp.		39,565	1,597,176
LG Electronics, Inc.		17,718	773,788
LG Household & Health Care Ltd.		1,810	1,575,148
NAVER Corp.		2,204	1,774,359
Orion Corp.		31	23,363
Samsung Electronics Co. Ltd.		4,315	6,285,930
Samsung Electronics Co. Ltd. GDR		1,700	1,227,915
SK Innovation Co. Ltd.		49,749	7,371,167
SK Telecom Co. Ltd.		24,642	5,052,611

			42,653,827

Luxembourg—0.1%
RTL Group SA		12,064	1,002,217
Tenaris SA ADR		45,700	1,297,880

			2,300,097

Macau—0.1%
Sands China Ltd.		414,400	1,816,368

Malaysia—0.9%
AMMB Holdings Bhd		2,682,700	2,655,202
British American Tobacco Malaysia Bhd		39,500	469,294
Genting Malaysia Bhd		2,156,500	2,374,060
Heineken Malaysia Bhd		291,000	1,249,434
HeveaBoard Bhd		4,463,100	1,298,061
Padini Holdings Bhd		3,881,200	2,676,195
Petronas Dagangan Bhd		283,800	1,613,008
Tenaga Nasional Bhd		718,300	2,484,567
Top Glove Corp. Bhd		497,600	614,133

			15,433,954

Mexico—0.6%
Coca-Cola Femsa SAB de CV ADR		14,900	1,117,500
Fibra Uno Administracion SA de CV REIT		2,692,600	4,918,676
Grupo Aeroportuario del Sureste SAB de CV ADR		6,700	981,014
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		148,000	1,302,400
Kimberly-Clark de Mexico SAB de CV, Class A		367,600	831,518
Wal-Mart de Mexico SAB de CV		501,700	1,101,736

			10,252,844

Netherlands—2.4%
ASML Holding NV		18,397	2,016,145
Delta Lloyd NV		693,900	3,182,642
Heineken NV		8,524	749,270

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Koninklijke Ahold Delhaize NV		807,884	$18,400,338
Royal Dutch Shell plc, Class A		28,336	705,825
Royal Dutch Shell plc, Class B		648,964	16,824,846

			41,879,066

Norway—0.2%
Grieg Seafood ASA		530,200	4,234,740

Peru—0.1%
Credicorp Ltd.		15,759	2,398,835

Philippines—0.2%
Jollibee Foods Corp.		116,690	594,942
PLDT, Inc. ADR		66,200	2,361,354
Universal Robina Corp.		182,500	671,638

			3,627,934

Portugal—0.1%
Jeronimo Martins SGPS SA		101,100	1,752,226

Russia—0.2%
Gazprom PJSC ADR		425,333	1,799,158
Lukoil PJSC ADR		28,053	1,367,023

			3,166,181

Singapore—1.6%
China Aviation Oil Singapore Corp. Ltd.		1,339,800	1,318,852
IGG, Inc.		2,808,000	1,881,988
Singapore Telecommunications Ltd.		3,770,700	11,028,892
United Overseas Bank Ltd.		939,528	13,034,814

			27,264,546

South Africa—0.8%
Clicks Group Ltd.		72,000	668,575
Growthpoint Properties Ltd. REIT		1,276,971	2,352,669
Life Healthcare Group Holdings Ltd.		271,700	751,666
Mondi plc		125,400	2,634,654
MTN Group Ltd.		187,263	1,605,376
Sasol Ltd.		80,500	2,199,305
Shoprite Holdings Ltd.		87,300	1,219,811
Woolworths Holdings Ltd./South Africa		469,764	2,652,348

			14,084,404

Spain—2.7%
Gamesa Corp. Tecnologica SA		242,300	5,805,463
Grifols SA		92,892	2,002,309
Grifols SA ADR		210,801	3,366,492
Hispania Activos Inmobiliarios SOCIMI SA REIT		50,905	682,799
Iberdrola SA		2,129,839	14,481,638
Industria de Diseno Textil SA		169,600	6,288,411
Telefonica SA		1,316,729	13,316,141

			45,943,253

Sweden—2.1%
Fastighets AB Balder, Class B	*	440,700	11,716,186
Hennes & Mauritz AB, Class B		160,000	4,516,101
NCC AB, Class B		45,000	1,179,238
Saab AB, Class B		29,400	1,046,740
Swedbank AB, Class A		140,078	3,291,358

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Telia Co. AB		3,396,747	$15,214,319

			36,963,942

Switzerland—9.8%
ABB Ltd. (Registered)	*	832,092	18,753,667
Actelion Ltd. (Registered)	*	26,540	4,605,593
Autoneum Holding AG		21,991	6,187,492
Cie Financiere Richemont SA FDR		237,100	1,439,739
Galenica AG (Registered)		1,209	1,285,678
Givaudan SA (Registered)		2,800	5,708,414
Kuehne + Nagel International AG (Registered)		42,200	6,132,769
Lonza Group AG (Registered)	*	46,025	8,809,137
Nestle SA (Registered)		424,446	33,515,988
Novartis AG (Registered)		238,941	18,857,302
Roche Holding AG		5,949	1,475,551
Roche Holding AG (Genusschein)		37,950	9,430,522
SGS SA (Registered)		2,650	5,938,054
Swatch Group AG (The) (Bearer)	†	10,100	2,863,222
Syngenta AG (Registered)		47,752	20,912,632
Wolseley plc		145,890	8,205,223
Zurich Insurance Group AG	*	57,001	14,700,221

			168,821,204

Taiwan—1.9%
Asustek Computer, Inc.		328,000	2,931,967
MediaTek, Inc.		345,000	2,648,881
Mega Financial Holding Co. Ltd.		4,327,806	3,052,865
Taiwan Mobile Co. Ltd.		1,037,000	3,728,545
Taiwan Semiconductor Manufacturing Co. Ltd.		2,209,000	12,984,819
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		251,100	7,681,149

			33,028,226

Thailand—0.1%
Kasikornbank PCL NVDR		357,100	1,938,960
Thai Beverage PCL		631,700	449,963

			2,388,923

Turkey—0.1%
Turk Telekomunikasyon AS		774,388	1,463,362

United Kingdom—14.4%
3i Group plc		202,300	1,705,675
Aggreko plc		189,000	2,330,090
Aon plc		78,909	8,876,473
Aviva plc		283,900	1,619,955
Babcock International Group plc		148,087	1,982,589
Beazley plc		631,900	3,165,167
BP plc		2,549,968	14,863,096
British American Tobacco plc		99,936	6,373,526
Britvic plc		163,900	1,281,425
BT Group plc		1,394,280	7,015,070
Coca-Cola European Partners plc		155,808	6,216,739
Compass Group plc		451,300	8,740,170
Conviviality plc		583,500	1,633,308
Delphi Automotive plc		39,348	2,806,299
Diageo plc		223,000	6,387,518

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dunelm Group plc		181,900	$2,007,261
Fiat Chrysler Automobiles NV		206,000	1,309,378
GlaxoSmithKline plc		724,533	15,431,500
Imperial Brands plc		291,623	15,010,022
Intertek Group plc		76,800	3,467,049
Johnson Service Group plc		1,303,600	1,832,323
Kingfisher plc		962,991	4,698,494
Liberty Global plc, Series A	*	176,956	6,048,356
Liberty Global plc, Series C	*	260,699	8,613,495
Liberty Global plc LiLAC, Class A	*	18,408	507,877
Liberty Global plc LiLAC, Class C	*	29,992	841,276
Lloyds Banking Group plc		19,178,466	13,549,889
National Grid plc		898,913	12,695,197
Reckitt Benckiser Group plc		105,600	9,941,703
Rentokil Initial plc		2,333,900	6,708,058
Segro plc REIT		932,400	5,477,923
Sky plc		687,300	7,965,885
Smith & Nephew plc		359,400	5,796,541
St James’s Place plc		24,047	295,179
Standard Life plc		657,600	2,929,518
Subsea 7 SA	*†	246,500	2,659,951
Tesco plc	*	5,726,625	13,563,245
Unilever plc		478,557	22,645,368
Whitbread plc		88,500	4,491,582
Willis Towers Watson plc		29,386	3,901,579

			247,385,749

United States—1.0%
Abbott Laboratories		55,641	2,353,058
Amazon.com, Inc.	*	4,575	3,830,693
Cognizant Technology Solutions Corp., Class A	*	95,290	4,546,286
Flex Ltd.	*	263,800	3,592,956
WABCO Holdings, Inc.	*	24,861	2,822,469

			17,145,462

TOTAL COMMON STOCKS (Cost $1,543,091,890)			1,648,515,529

PREFERRED STOCKS—1.2%
Brazil—0.8%
Banco Bradesco SA (Preference)		1,300,000	11,968,083
Suzano Papel e Celulose SA (Preference), Class A		730,600	2,358,839

			14,326,922

Germany—0.4%
Draegerwerk AG & Co. KGaA (Preference)		18,613	1,335,337
Henkel AG & Co. KGaA		39,900	5,430,433

			6,765,770

TOTAL PREFERRED STOCKS (Cost $19,570,590)			21,092,692

RIGHTS—0.0%
Australia—0.0%
JB Hi-Fi Ltd., Expires 09/30/2016, Strike AUD 26.20 (Cost $–)	*‡	17,424	38,422

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint International Fund
		Shares	Value
MONEY MARKET FUNDS—4.2%
Institutional Money Market Funds—4.2%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	5,000,000	$5,000,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥48,888,194	48,888,194
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	5,000,000	5,000,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	5,000,000	5,000,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	5,000,000	5,000,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	4,118,088	4,118,088

TOTAL MONEY MARKET FUNDS (Cost $73,006,282)			73,006,282

TOTAL INVESTMENTS—101.1% (Cost $1,635,668,762)			1,742,652,925
Other assets less liabilities—(1.1%)			(19,289,579)

NET ASSETS—100.0%			$1,723,363,346

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
FDR	Fiduciary Depository Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $5,229,332, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100.0% of total 144A securities held.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $38,422)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Insurance	6.9%
Pharmaceuticals	5.8%
Diversified Telecommunication Services	5.2%
Oil, Gas & Consumable Fuels	5.1%
Food Products	3.5%
Chemicals	3.5%
Auto Components	3.1%
Automobiles	3.1%
Banks	2.9%
Wireless Telecommunication Services	2.7%
Personal Products	2.6%
Food & Staples Retailing	2.6%
Electrical Equipment	2.6%
Health Care Equipment & Supplies	2.4%
Electric Utilities	2.2%
Tobacco	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Machinery	1.9%
Software	1.8%
Media	1.8%
Real Estate Management & Development	1.8%
Hotels, Restaurants & Leisure	1.6%
Technology Hardware, Storage & Peripherals	1.5%
Beverages	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Specialty Retail	1.3%
Multi-Utilities	1.3%
Capital Markets	1.2%
Equity Real Estate Investment Trusts (REITs)	1.2%
Health Care Providers & Services	1.2%
Metals & Mining	1.1%
Building Products	1.1%
Commercial Services & Supplies	1.0%
IT Services	1.0%
Life Sciences Tools & Services	1.0%
Internet Software & Services	1.0%
Electronic Equipment, Instruments & Components	0.9%
Professional Services	0.9%
Biotechnology	0.9%
Trading Companies & Distributors	0.8%
Aerospace & Defense	0.8%
Gas Utilities	0.7%
Household Products	0.6%
Industrial Conglomerates	0.6%
Internet & Direct Marketing Retail	0.6%
Road & Rail	0.5%
Construction & Engineering	0.4%
Independent Power and Renewable Electricity Producers	0.4%
Household Durables	0.4%
Marine	0.4%
Leisure Products	0.3%
Transportation Infrastructure	0.3%
Paper & Forest Products	0.3%
Airlines	0.3%
Diversified Financial Services	0.2%
Energy Equipment & Services	0.2%
Construction Materials	0.2%
Air Freight & Logistics	0.2%
Containers & Packaging	0.2%
Consumer Finance	0.2%
Multiline Retail	0.2%
Water Utilities	0.1%
Distributors	0.1%

Vantagepoint International Fund
COMMON STOCKS (continued)
Thrifts & Mortgage Finance	0.1%

TOTAL COMMON STOCKS	95.7%

PREFERRED STOCKS
Banks	0.7%
Household Products	0.3%
Paper & Forest Products	0.1%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	1.2%

RIGHTS
Specialty Retail	0.0%

TOTAL RIGHTS	0.0%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.2%

TOTAL INVESTMENTS	101.1%
Other assets less liabilities	(1.1)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—4.7%
Equity Real Estate Investment Trusts (REITs)—4.7%
Acadia Realty Trust REIT		5,205	$188,629
Alexandria Real Estate Equities, Inc. REIT		5,108	555,597
American Campus Communities, Inc. REIT		8,544	434,633
American Homes 4 Rent, Class A REIT		14,141	306,011
Apartment Investment & Management Co., Class A REIT		10,257	470,899
Apple Hospitality REIT, Inc. REIT		10,220	189,172
Ashford Hospitality Prime, Inc. REIT		1,939	27,340
Ashford Hospitality Trust, Inc. REIT		5,131	30,222
AvalonBay Communities, Inc. REIT		9,002	1,600,916
Boston Properties, Inc. REIT		10,075	1,373,122
Brandywine Realty Trust REIT		11,443	178,740
Brixmor Property Group, Inc. REIT		16,960	471,318
Camden Property Trust REIT		5,726	479,495
Care Capital Properties, Inc. REIT		5,483	156,265
CBL & Associates Properties, Inc. REIT		10,866	131,913
Cedar Realty Trust, Inc. REIT		5,700	41,040
Colony Starwood Homes REIT		3,241	93,017
Columbia Property Trust, Inc. REIT		8,070	180,687
Corporate Office Properties Trust REIT		6,192	175,543
Cousins Properties, Inc. REIT		14,304	149,334
CubeSmart REIT		11,735	319,896
DCT Industrial Trust, Inc. REIT		5,899	286,396
DDR Corp. REIT		20,119	350,674
DiamondRock Hospitality Co. REIT		13,107	119,274
Digital Realty Trust, Inc. REIT		9,625	934,780
Douglas Emmett, Inc. REIT		9,393	344,066
Duke Realty Corp. REIT		22,981	628,071
DuPont Fabros Technology, Inc. REIT		5,090	209,962
Easterly Government Properties, Inc. REIT		1,535	29,288
EastGroup Properties, Inc. REIT		2,148	158,007
Education Realty Trust, Inc. REIT		4,776	206,037
Equity Commonwealth REIT	*	8,212	248,167
Equity LifeStyle Properties, Inc. REIT		5,250	405,195
Equity One, Inc. REIT		6,206	189,966
Equity Residential REIT		23,965	1,541,668
Essex Property Trust, Inc. REIT		4,293	956,051
Extra Space Storage, Inc. REIT		8,242	654,497
Federal Realty Investment Trust REIT		4,646	715,159
FelCor Lodging Trust, Inc. REIT		8,475	54,494
First Industrial Realty Trust, Inc. REIT		7,641	215,629
First Potomac Realty Trust REIT		3,740	34,221
Forest City Realty Trust, Inc., Class A REIT		14,161	327,544
Franklin Street Properties Corp. REIT		6,854	86,360
General Growth Properties, Inc. REIT		38,275	1,056,390
HCP, Inc. REIT		30,650	1,163,167
Healthcare Realty Trust, Inc. REIT		7,725	263,113
Hersha Hospitality Trust REIT		2,747	49,501
Highwoods Properties, Inc. REIT		6,455	336,435
Hospitality Properties Trust REIT		10,748	319,431
Host Hotels & Resorts, Inc. REIT		48,657	757,589
Hudson Pacific Properties, Inc. REIT		6,946	228,315
Independence Realty Trust, Inc. REIT		2,614	23,526
Kilroy Realty Corp. REIT		6,036	418,597
Kimco Realty Corp. REIT		27,527	796,907
Kite Realty Group Trust REIT		5,446	150,963
LaSalle Hotel Properties REIT		7,390	176,399
Liberty Property Trust REIT		9,608	387,683

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—(Continued)
Life Storage, Inc. REIT		3,036	$270,022
LTC Properties, Inc. REIT		2,560	133,094
Macerich Co. (The) REIT		7,905	639,277
Mack-Cali Realty Corp. REIT		5,856	159,400
Mid-America Apartment Communities, Inc. REIT		4,947	464,969
Monogram Residential Trust, Inc. REIT		10,875	115,710
National Storage Affiliates Trust REIT		2,384	49,921
New York REIT, Inc. REIT		10,807	98,884
NexPoint Residential Trust, Inc. REIT		1,125	22,117
Parkway Properties, Inc. REIT		5,600	95,256
Pebblebrook Hotel Trust REIT		4,703	125,100
Pennsylvania Real Estate Investment Trust REIT		4,532	104,372
Piedmont Office Realty Trust, Inc., Class A REIT		9,494	206,684
Post Properties, Inc. REIT		3,499	231,389
Prologis, Inc. REIT		34,548	1,849,700
PS Business Parks, Inc. REIT		1,273	144,575
Public Storage REIT		9,778	2,181,863
Ramco-Gershenson Properties Trust REIT		5,500	103,070
Regency Centers Corp. REIT		6,845	530,419
Retail Opportunity Investments Corp. REIT		7,236	158,903
Rexford Industrial Realty, Inc. REIT		4,581	104,859
RLJ Lodging Trust REIT		8,124	170,848
Saul Centers, Inc. REIT		762	50,749
Senior Housing Properties Trust REIT		15,546	353,050
Seritage Growth Properties, Class A REIT		1,479	74,956
Silver Bay Realty Trust Corp. REIT		2,286	40,074
Simon Property Group, Inc. REIT		20,606	4,265,648
SL Green Realty Corp. REIT		6,574	710,649
Sun Communities, Inc. REIT		4,089	320,905
Sunstone Hotel Investors, Inc. REIT		14,154	181,030
Tanger Factory Outlet Centers, Inc. REIT		6,283	244,786
Taubman Centers, Inc. REIT		3,952	294,068
Tier REIT, Inc. REIT		3,090	47,710
UDR, Inc. REIT		17,497	629,717
Universal Health Realty Income Trust REIT		809	50,983
Urban Edge Properties REIT		5,976	168,165
Ventas, Inc. REIT		23,034	1,626,891
Vornado Realty Trust REIT		11,263	1,139,928
Washington Real Estate Investment Trust REIT		4,808	149,625
Weingarten Realty Investors REIT		7,697	300,029
Welltower, Inc. REIT		23,465	1,754,478
WP Glimcher, Inc. REIT		12,103	149,835
Xenia Hotels & Resorts, Inc. REIT		7,017	106,518

TOTAL COMMON STOCKS (Cost $36,768,527)			42,997,537

CONVERTIBLE PREFERRED STOCKS—1.1%
Capital Markets—0.2%
Mandatory Exchangeable Trust 5.750%	*^	12,700	1,640,777

Electronic Equipment, Instruments & Components—0.1%
Belden, Inc. 6.750%	*	11,200	1,124,816

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%		*	46,400	$821,280

Equity Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. 5.500%		*	32,300	3,539,757

Oil, Gas & Consumable Fuels—0.3%
Kinder Morgan, Inc., Series A 9.750%		*	6,544	327,658
Southwestern Energy Co., Series B 6.250%		*	51,800	1,635,326
WPX Energy, Inc., Series A 6.250%		*	17,622	1,095,912

				3,058,896

Pharmaceuticals—0.0%
Allergan plc, Series A (Ireland) 5.500%		*	271	222,662

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,764,493)				10,408,188

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—29.0%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017	§	$1,500,000	1,501,372
Lockheed Martin Corp.
1.850%	11/23/2018		251,000	254,140

				1,755,512

Auto Components—0.0%
IHO Verwaltungs GmbH (Germany)
4.125%	09/15/2021	^	400,000	405,000

Automobiles—1.3%
BMW US Capital LLC
1.500%	04/11/2019	^	800,000	801,553
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,633,485
1.500%	07/05/2019	^	860,000	855,564
1.375%	08/01/2017	^	1,450,000	1,450,847
Hyundai Capital America
2.125%	10/02/2017	^	465,000	467,366
2.000%	03/19/2018	^	900,000	905,436
1.450%	02/06/2017	^	1,340,000	1,341,292
Nissan Motor Acceptance Corp.
2.000%	03/08/2019	^	1,140,000	1,150,839
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	1,018,039
1.250%	05/23/2017	^	2,360,000	2,352,580

				11,977,001

Banks—9.2%
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,770,000	1,788,479
1.600%	07/15/2019		1,000,000	999,371
Banco Santander Chile (Chile)
1.565%	04/11/2017	#^	900,000	901,845
Bank of America Corp.
1.309%	05/02/2017	#	900,000	900,508
Bank of America Corp. MTN
1.936%	03/22/2018	#§	1,700,000	1,713,196
1.700%	08/25/2017	§	1,240,000	1,242,120
Bank of Montreal MTN (Canada)
1.350%	08/28/2018		3,140,000	3,136,018

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	$1,660,000	$1,660,792
1.200%	03/10/2017	^	600,000	599,940
BB&T Corp. MTN
1.416%	02/01/2019	#§	1,940,000	1,945,575
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,900,000	1,911,130
Branch Banking & Trust Co., Bank Note
1.450%	05/10/2019		1,730,000	1,732,145
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§	570,000	570,176
Capital One NA, Bank Note
1.650%	02/05/2018		670,000	670,992
1.500%	09/05/2017		1,520,000	1,519,471
CIT Group, Inc.
5.250%	03/15/2018	§	1,175,000	1,227,875
Citigroup, Inc.
2.517%	05/15/2018	#	850,000	863,562
2.050%	12/07/2018		1,210,000	1,219,808
2.050%	06/07/2019		590,000	594,878
1.850%	11/24/2017		720,000	722,449
1.550%	08/14/2017		1,560,000	1,562,206
Citizens Bank NA MTN
1.600%	12/04/2017		1,900,000	1,899,622
Citizens Bank NA, Bank Note
2.300%	12/03/2018		260,000	263,137
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018	§	1,190,000	1,196,557
Commonwealth Bank of Australia MTN (Australia)
2.050%	03/15/2019	§	480,000	485,862
Compass Bank, Bank Note
1.850%	09/29/2017	§	1,220,000	1,218,809
Credit Agricole SA (France)
1.480%	04/15/2019	#^	2,300,000	2,305,462
Danske Bank A/S (Denmark)
1.650%	09/06/2019	^	655,000	654,425
Discover Bank
2.600%	11/13/2018		1,800,000	1,827,909
Fifth Third Bancorp
5.450%	01/15/2017	§	825,000	834,797
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019	§	670,000	682,112
1.311%	11/18/2016	#	300,000	300,093
HSBC Bank plc (United Kingdom)
1.457%	05/15/2018	#^	1,690,000	1,691,864
Huntington National Bank (The)
2.200%	11/06/2018		680,000	688,828
Huntington National Bank (The), Bank Note
1.300%	11/20/2016	§	420,000	420,152
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	886,623
JPMorgan Chase & Co.
6.300%	04/23/2019		580,000	646,352
1.337%	02/15/2017	#	880,000	881,280
KeyBank NA
1.315%	11/25/2016	#	380,000	380,115
KeyBank NA, Bank Note
2.350%	03/08/2019	§	790,000	805,157
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018	§	420,000	424,700
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,800,000	1,803,024
1.364%	10/27/2017	#^	450,000	450,047

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		$1,700,000	$1,703,352
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,041,461
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	892,174
1.497%	03/26/2018	#^	1,450,000	1,446,843
1.307%	09/25/2017	#^	300,000	300,315
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	340,000	340,227
1.375%	07/12/2019		3,230,000	3,209,409
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	3,300,000	3,310,164
0.875%	07/13/2018	^	1,740,000	1,734,474
Nordea Bank AB (Sweden)
1.875%	09/17/2018	^	680,000	684,897
PNC Bank NA, Bank Note
1.950%	03/04/2019	§	1,150,000	1,165,073
Royal Bank of Canada MTN (Canada)
1.625%	04/15/2019		2,440,000	2,446,407
Santander UK plc (United Kingdom)
2.500%	03/14/2019		270,000	274,123
1.650%	09/29/2017		1,545,000	1,546,477
1.362%	03/13/2017	#	800,000	799,540
Skandinaviska Enskilda Banken AB (Sweden)
1.500%	09/13/2019		1,415,000	1,407,373
Standard Chartered plc (United Kingdom)
2.100%	08/19/2019	^	1,010,000	1,010,297
1.500%	09/08/2017	^	2,900,000	2,894,287
SunTrust Bank
5.200%	01/17/2017		895,000	904,951
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,200,000	1,200,493
1.257%	02/15/2017	#	430,000	430,166
Svenska Handelsbanken AB, Bank Note (Sweden)
1.500%	09/06/2019		2,135,000	2,128,928
Wells Fargo Bank NA, Bank Note
1.650%	01/22/2018		920,000	922,845
Westpac Banking Corp. (Australia)
1.950%	11/23/2018		1,725,000	1,739,654
1.600%	08/19/2019		2,570,000	2,571,190

				84,334,583

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc.
1.900%	02/01/2019		690,000	697,056
Coca-Cola Co. (The)
0.875%	10/27/2017		202,000	201,606
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,622,807

				2,521,469

Biotechnology—0.8%
AbbVie, Inc.
1.800%	05/14/2018		1,080,000	1,084,841
1.750%	11/06/2017		1,620,000	1,625,759
Amgen, Inc.
1.250%	05/22/2017		2,660,000	2,661,322
Baxalta, Inc.
2.000%	06/22/2018		490,000	491,419
1.646%	06/22/2018	#	890,000	887,116
Celgene Corp.
2.125%	08/15/2018	§	680,000	687,579

				7,438,036

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Building Products—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		$300,000	$300,975

Capital Markets—2.1%
Ares Capital Corp.
3.625%	01/19/2022		1,195,000	1,204,200
Bank of New York Mellon Corp. (The) MTN
1.316%	08/01/2018	#§	1,188,000	1,193,104
Credit Suisse AG (Switzerland)
1.750%	01/29/2018	§	500,000	500,176
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017		3,240,000	3,236,789
Goldman Sachs Group, Inc. (The) MTN
1.917%	11/15/2018	#§	1,240,000	1,250,395
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	532,831
ING Bank NV (Netherlands)
2.300%	03/22/2019	^	1,140,000	1,157,237
2.000%	11/26/2018	^	1,365,000	1,374,540
Morgan Stanley
1.874%	01/27/2020	#	1,630,000	1,647,782
Morgan Stanley MTN
6.625%	04/01/2018		630,000	675,274
2.450%	02/01/2019	§	1,280,000	1,303,799
1.455%	07/23/2019	#	1,250,000	1,251,525
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,383,761
1.300%	02/23/2017		700,000	700,424
UBS AG, Bank Note (Switzerland)
1.800%	03/26/2018		1,650,000	1,653,643

				19,065,480

Chemicals—0.1%
Ashland LLC
3.875%	04/15/2018		940,000	971,725

Commercial Services & Supplies—0.0%
Aramark Services, Inc.
5.750%	03/15/2020		162,000	166,556

Communications Equipment—0.3%
Cisco Systems, Inc.
1.600%	02/28/2019	§	690,000	695,430
1.400%	09/20/2019		1,560,000	1,562,037

				2,257,467

Consumer Finance—2.3%
Ally Financial, Inc.
3.250%	09/29/2017		1,575,000	1,588,781
American Express Co.
1.401%	05/22/2018	#	1,270,000	1,273,467
American Express Credit Corp. MTN
1.125%	06/05/2017		230,000	229,909
American Honda Finance Corp. MTN
1.200%	07/12/2019	§	1,130,000	1,123,838
Ford Motor Credit Co. LLC
3.000%	06/12/2017		870,000	879,344
2.021%	05/03/2019		1,120,000	1,122,887
1.897%	08/12/2019		450,000	449,661
1.684%	09/08/2017		1,670,000	1,671,591
Ford Motor Credit Co. LLC, Series 1
1.675%	03/12/2019	#	410,000	410,654

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Motors Financial Co., Inc.
3.000%	09/25/2017		$730,000	$739,677
2.400%	04/10/2018		2,900,000	2,922,017
2.400%	05/09/2019		610,000	613,823
HSBC USA, Inc.
1.700%	03/05/2018		1,120,000	1,122,531
Hyundai Capital Services, Inc. (South Korea)
1.625%	08/30/2019	^	900,000	897,537
International Lease Finance Corp.
3.875%	04/15/2018	§	2,320,000	2,380,900
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	533,000	534,166
PACCAR Financial Corp. MTN
1.435%	12/06/2018	#	560,000	564,013
1.100%	06/06/2017		320,000	320,080
Synchrony Financial
3.000%	08/15/2019	§	380,000	389,236
2.600%	01/15/2019		240,000	242,956
1.989%	02/03/2020	#	550,000	538,298
1.875%	08/15/2017	§	1,245,000	1,247,742

				21,263,108

Diversified Financial Services—0.7%
Bank Nederlandse Gemeenten NV (Netherlands)
1.000%	02/12/2018	^	2,320,000	2,321,151
Berkshire Hathaway, Inc.
1.150%	08/15/2018		225,000	224,940
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		1,040,000	1,043,326
1.387%	11/10/2018	#§	570,000	574,349
1.375%	05/10/2019		1,150,000	1,147,265
1.250%	11/10/2017	§	1,080,000	1,082,034

				6,393,065

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.500%	02/01/2018	§	450,000	474,276
2.300%	03/11/2019		1,940,000	1,973,731
1.739%	11/27/2018	#	1,400,000	1,416,611
British Telecommunications plc (United Kingdom)
1.250%	02/14/2017	§	200,000	200,038
SBA Communications Corp.
5.625%	10/01/2019		850,000	873,910
Verizon Communications, Inc.
2.625%	02/21/2020		520,000	535,205
2.606%	09/14/2018	#	850,000	872,574
1.350%	06/09/2017		520,000	520,726

				6,867,071

Electric Utilities—0.5%
Duke Energy Corp.
1.226%	04/03/2017	#§	620,000	620,694
Electricite de France SA (France)
1.156%	01/20/2017	#^	350,000	350,248
1.150%	01/20/2017	^	620,000	619,661
NextEra Energy Capital Holdings, Inc.
1.649%	09/01/2018		390,000	391,725
Southern California Edison Co.
1.845%	02/01/2022		2,435,714	2,444,088
Southern Power Co.
1.850%	12/01/2017		360,000	362,393

				4,788,809

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		$380,000	$380,618

Energy Equipment & Services—0.2%
Cameron International Corp.
1.400%	06/15/2017		620,000	620,062
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	926,350

				1,546,412

Equity Real Estate Investment Trusts (REITs)—0.1%
Ventas Realty LP
1.250%	04/17/2017	§	230,000	229,932
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	256,480
1.750%	09/15/2017	^	780,000	781,595

				1,268,007

Food & Staples Retailing—0.3%
CVS Health Corp.
1.900%	07/20/2018		855,000	863,653
Kroger Co. (The)
2.200%	01/15/2017	§	400,000	401,228
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		490,000	492,817
1.750%	05/30/2018		740,000	744,355

				2,502,053

Food Products—0.4%
General Mills, Inc.
1.400%	10/20/2017		800,000	802,094
Kraft Heinz Foods Co.
2.000%	07/02/2018		1,670,000	1,686,127
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	847,516
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	302,175

				3,637,912

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		360,000	361,745
1.450%	05/15/2017		2,810,000	2,815,069
Medtronic, Inc.
1.500%	03/15/2018		340,000	341,605
Stryker Corp.
2.000%	03/08/2019	§	550,000	557,244
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		180,000	184,079
2.000%	04/01/2018	§	1,590,000	1,601,211

				5,860,953

Health Care Providers & Services—0.8%
Aetna, Inc.
1.900%	06/07/2019		2,550,000	2,575,072
1.700%	06/07/2018		510,000	511,835
Anthem, Inc.
2.375%	02/15/2017		1,645,000	1,650,874
Express Scripts Holding Co.
1.250%	06/02/2017		860,000	860,384
Tenet Healthcare Corp.
6.250%	11/01/2018	§	1,412,000	1,514,370

				7,112,535

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017	§	$320,000	$322,614

Household Durables—0.3%
Newell Brands, Inc.
2.600%	03/29/2019	§	520,000	531,988
2.150%	10/15/2018		1,640,000	1,664,144
Whirlpool Corp.
1.650%	11/01/2017		410,000	411,267

				2,607,399

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)
3.842%	06/01/2019	#	577,000	579,885
TransAlta Corp. (Canada)
1.900%	06/03/2017		225,000	225,197

				805,082

Insurance—0.5%
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019	§	1,030,000	1,039,825
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	1,260,000	1,274,634
Prudential Financial, Inc. MTN
1.597%	08/15/2018	#	800,000	798,696
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	463,021
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,216,752

				4,792,928

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	204,311
1.625%	11/28/2017		500,000	501,267
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	565,183
eBay, Inc.
2.500%	03/09/2018		490,000	497,103

				1,767,864

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	474,199
1.450%	06/05/2017		290,000	290,144

				764,343

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		380,000	384,452

Machinery—0.4%
CNH Industrial Capital LLC
3.875%	07/16/2018		1,220,000	1,244,400
Fortive Corp.
1.800%	06/15/2019	^	370,000	371,260
Novelis Corp.
6.250%	08/15/2024	^	390,000	414,863
5.875%	09/30/2026	^	200,000	205,250
Stanley Black & Decker, Inc.
2.451%	11/17/2018	§	1,010,000	1,032,433

				3,268,206

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Marine—0.2%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	$1,450,000	$1,460,227

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,142,400
Lions Gate Entertainment Corp. (Canada)
5.250%	08/01/2018		1,620,000	1,729,350
NBCUniversal Enterprise, Inc.
1.365%	04/15/2018	#^	570,000	574,073

				3,445,823

Metals & Mining—0.4%
Freeport-McMoRan, Inc.
2.150%	03/01/2017	§	500,000	500,625
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	1,976,000	1,979,476
Glencore Funding LLC
2.040%	01/15/2019	#^	1,090,000	1,084,550

				3,564,651

Mortgage Backed—0.1%
Santander Bank NA
2.000%	01/12/2018		1,200,000	1,200,449

Multi-Utilities—0.4%
Dominion Resources, Inc.
1.500%	09/30/2018	^	2,430,000	2,428,944
2.962%	07/01/2019		350,000	359,478
TECO Finance, Inc.
1.265%	04/10/2018	#	440,000	439,098

				3,227,520

Oil, Gas & Consumable Fuels—1.2%
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,980,000	1,988,055
1.316%	05/10/2018	#	440,000	441,568
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018	§	1,050,000	1,048,864
Chevron Corp.
1.790%	11/16/2018	§	800,000	808,534
1.344%	11/09/2017		750,000	751,574
CNPC General Capital Ltd. (Virgin Islands, British)
1.717%	05/14/2017	#^	1,100,000	1,100,559
Devon Energy Corp.
1.390%	12/15/2016	#	1,060,000	1,058,725
Enbridge, Inc. (Canada)
1.296%	10/01/2016	#	410,000	410,000
1.289%	06/02/2017	#	640,000	638,736
Exxon Mobil Corp.
1.708%	03/01/2019	§	570,000	576,280
1.439%	03/01/2018		280,000	281,229
Hess Corp.
1.300%	06/15/2017	§	710,000	710,007
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	480,626
2.000%	12/01/2017		450,000	450,377
Phillips 66
2.950%	05/01/2017	§	310,000	312,834

				11,057,968

Paper & Forest Products—0.0%
Boise Cascade Co.
5.625%	09/01/2024	^	150,000	153,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pharmaceuticals—1.5%
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		$1,705,000	$1,723,187
2.100%	03/12/2020	#	1,210,000	1,230,970
1.300%	06/15/2017		1,100,000	1,099,272
Mylan NV (Netherlands)
2.500%	06/07/2019	^	1,090,000	1,100,389
Shire Acquisitions Investments Ireland Designated Activity Co. (Ireland)
1.900%	09/23/2019		5,280,000	5,281,077
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%	07/21/2021		610,000	608,388
1.700%	07/19/2019		1,270,000	1,267,986
1.400%	07/20/2018		1,440,000	1,436,162

				13,747,431

Road & Rail—0.5%
Hertz Corp. (The)
6.750%	04/15/2019	§	502,000	513,667
JB Hunt Transport Services, Inc.
2.400%	03/15/2019	§	600,000	605,977
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	570,000	577,863
3.200%	07/15/2020	^	1,000,000	1,035,701
2.500%	06/15/2019	^	440,000	446,726
Ryder System, Inc. MTN
2.500%	03/01/2017	§	620,000	622,382
SMBC Aviation Capital Finance Designated Activity Co. (Ireland)
2.650%	07/15/2021	^	700,000	701,742

				4,504,058

Semiconductors & Semiconductor Equipment—0.1%
NVIDIA Corp.
2.200%	09/16/2021		395,000	396,658
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	510,982

				907,640

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	493,102

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.
1.700%	02/22/2019		400,000	404,672
1.300%	02/23/2018		300,000	300,944
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%	06/15/2021	^	260,000	276,354
3.480%	06/01/2019	^	2,610,000	2,686,006
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	2,720,000	2,772,708
2.450%	10/05/2017	^	1,110,000	1,119,168
Western Digital Corp.
10.500%	04/01/2024	^	785,000	912,562

				8,472,414

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,142,232

Tobacco—0.3%
BAT International Finance plc (United Kingdom)
1.360%	06/15/2018	#^	360,000	361,250

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Imperial Brands Finance plc (United Kingdom)
2.050%	07/20/2018	^	$1,270,000	$1,279,291
Reynolds American, Inc.
2.300%	06/12/2018		720,000	730,771

				2,371,312

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		1,555,000	1,588,165
GATX Corp.
2.500%	07/30/2019	§	600,000	608,154

				2,196,319

TOTAL CORPORATE OBLIGATIONS (Cost $263,740,109)				265,471,381

MORTGAGE-BACKED SECURITIES—5.2%
Commercial Mortgage-Backed Securities—2.5%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.531%	06/17/2031	#^	484,381	483,183
Colony American Homes, Series 2014-1A, Class A
1.681%	05/17/2031	#^	517,411	517,998
Colony American Homes, Series 2014-2A, Class A
1.496%	07/17/2031	#^	1,867,186	1,855,123
Colony American Homes, Series 2015-1A, Class A
1.731%	07/17/2032	#^	3,477,166	3,486,982
Hilton USA Trust, Series 2013-HLF, Class AFL
1.523%	11/05/2030	#^	2,420,927	2,420,987
Invitation Homes Trust, Series 2013-SFR1, Class A
1.681%	12/17/2030	#^	1,154,514	1,155,151
Invitation Homes Trust, Series 2014-SFR1, Class A
1.531%	06/17/2031	#^	5,096,254	5,086,100
Invitation Homes Trust, Series 2014-SFR2, Class A
1.631%	09/17/2031	#^	3,102,562	3,099,913
Invitation Homes Trust, Series 2015-SFR3, Class A
1.831%	08/17/2032	#^	1,361,950	1,370,040
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.774%	01/15/2032	#^	2,390,000	2,390,037
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	336,175	361,810

				22,227,324

Non-Agency Mortgage-Backed Securities—1.8%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
3.027%	10/20/2032	#	377,060	379,300
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		14,489	14,653
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,885,175	1,787,435
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.975%	11/25/2023	#	759,875	762,872
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.575%	03/25/2025	#	88,783	88,825
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.675%	05/25/2028	#	447,084	447,708
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M1
1.775%	10/25/2028	#	1,283,769	1,287,324

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.525%	10/25/2023	#	$847,654	$858,566
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.125%	01/25/2024	#	1,059,347	1,067,726
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.475%	05/25/2024	#	1,231,225	1,232,855
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.475%	05/25/2024	#	484,922	485,078
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.725%	07/25/2024	#	1,286,264	1,289,432
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.675%	09/25/2028	#	1,273,905	1,292,434
GSAMP Trust, Series 2004-SEA2, Class M1
1.175%	03/25/2034	#	461,225	462,383
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	581,837	590,996
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.785%	11/25/2035	#	390,881	390,610
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	438,159	442,230
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	37,964	37,997
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	605,128	590,709
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,180,532	1,149,231
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	543,109	543,609
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	376,700	375,929
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
1.205%	01/25/2033	#	1,155,544	1,082,894

				16,660,796

U.S. Government Agency Mortgage-Backed Securities—0.9%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	3,230,444	3,330,572
Federal Home Loan Mortgage Corp.
2.854%	12/01/2039	#	113,487	120,340
2.752%	09/01/2035	#	1,868,196	1,978,209
Federal National Mortgage Association
3.050%	06/01/2041	#	502,033	521,626
2.971%	07/01/2041	#	1,367,304	1,446,104
2.840%	03/01/2036	#	82,946	88,852
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.969%	10/07/2020	#	707,718	709,254
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.904%	03/06/2020	#	262,357	262,473

				8,457,430

TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,376,070)				47,345,550

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—37.8%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		$1,105,000	$1,075,994

Air Freight & Logistics—0.2%
Echo Global Logistics, Inc.
2.500%	05/01/2020		2,160,000	2,043,900

Automobiles—0.2%
Tesla Motors, Inc.
1.250%	03/01/2021		2,250,000	1,935,000

Biotechnology—1.4%
Array BioPharma, Inc.
3.000%	06/01/2020		1,025,000	1,213,344
BioMarin Pharmaceutical, Inc.
1.500%	10/15/2020		1,645,000	2,059,334
0.750%	10/15/2018		3,540,000	4,263,488
Intercept Pharmaceuticals, Inc.
3.250%	07/01/2023		1,035,000	1,162,434
Ionis Pharmaceuticals, Inc.
1.000%	11/15/2021		1,375,000	1,283,047
Ironwood Pharmaceuticals, Inc.
2.250%	06/15/2022		2,360,000	2,824,625

				12,806,272

Capital Markets—0.4%
Ares Capital Corp.
4.375%	01/15/2019		3,930,000	4,106,850

Communications Equipment—1.3%
Brocade Communications Systems, Inc.
1.375%	01/01/2020		1,365,000	1,353,909
Ciena Corp.
3.750%	10/15/2018	^	770,000	977,900
0.875%	06/15/2017		305,000	304,810
Finisar Corp.
0.500%	12/15/2033		1,250,000	1,478,906
InterDigital, Inc.
1.500%	03/01/2020		5,803,000	7,094,168
Palo Alto Networks, Inc.
0.000%	07/01/2019		590,000	902,331

				12,112,024

Construction & Engineering—0.7%
Dycom Industries, Inc.
0.750%	09/15/2021		3,969,000	4,346,055
Tutor Perini Corp.
2.875%	06/15/2021	^	2,270,000	2,373,569

				6,719,624

Construction Materials—0.3%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020		2,815,000	2,943,597

				2,943,597

Consumer Finance—0.4%
Encore Capital Group, Inc.
3.000%	07/01/2020		1,445,000	1,208,381
EZCORP, Inc.
2.125%	06/15/2019		1,503,000	1,487,031
PRA Group, Inc.
3.000%	08/01/2020		1,580,000	1,428,912

				4,124,324

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.3%
Knowles Corp.
3.250%	11/01/2021	^	$1,655,000	$1,756,369
TTM Technologies, Inc.
1.750%	12/15/2020		864,000	1,146,960

				2,903,329

Energy Equipment & Services—0.5%
SEACOR Holdings, Inc.
3.000%	11/15/2028		1,780,000	1,450,700
Weatherford International Ltd. (Bermuda)
5.875%	07/01/2021		2,475,000	2,782,828

				4,233,528

Equity Real Estate Investment Trusts (REITs)—1.6%
Colony Starwood Homes
3.000%	07/01/2019		1,495,000	1,627,682
Empire State Realty OP LP
2.625%	08/15/2019	^	1,847,000	2,149,446
Extra Space Storage LP
3.125%	10/01/2035	^	3,090,000	3,342,994
National Health Investors, Inc.
3.250%	04/01/2021		2,070,000	2,375,325
Spirit Realty Capital, Inc.
3.750%	05/15/2021		585,000	665,075
2.875%	05/15/2019		2,880,000	3,186,014
VEREIT, Inc.
3.000%	08/01/2018		903,000	901,871

				14,248,407

Health Care Equipment & Supplies—2.5%
Hologic, Inc.
0.000%	12/15/2043		1,055,000	1,296,331
Hologic, Inc., Series 2012
2.000%	03/01/2042		705,000	962,325
Insulet Corp.
1.250%	09/15/2021	^	2,255,000	2,231,041
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		1,505,000	2,359,088
Nevro Corp.
1.750%	06/01/2021		1,425,000	1,862,297
NuVasive, Inc.
2.250%	03/15/2021	^	5,170,000	6,565,900
Spectranetics Corp. (The)
2.625%	06/01/2034		1,804,000	1,902,092
Wright Medical Group, Inc.
2.000%	02/15/2020		5,180,000	5,558,787

				22,737,861

Health Care Providers & Services—0.8%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		2,815,000	2,806,203
HealthSouth Corp.
2.000%	12/01/2043		2,131,000	2,507,921
Molina Healthcare, Inc.
1.625%	08/15/2044		2,005,000	2,383,444

				7,697,568

Health Care Technology—1.2%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		4,155,000	4,274,456
Medidata Solutions, Inc.
1.000%	08/01/2018		5,500,000	6,452,188

				10,726,644

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Household Durables—0.7%
CalAtlantic Group, Inc.
1.625%	05/15/2018		$1,210,000	$1,454,269
0.250%	06/01/2019		1,936,000	1,802,900
Toll Brothers Finance Corp.
0.500%	09/15/2032		3,660,000	3,607,387

				6,864,556

Independent Power and Renewable Electricity Producers—0.5%
NRG Yield, Inc.
3.500%	02/01/2019	^	1,780,000	1,787,787
3.250%	06/01/2020	^	949,000	934,172
Pattern Energy Group, Inc.
4.000%	07/15/2020		1,710,000	1,728,400

				4,450,359

Industrial Conglomerates—0.2%
Siemens Financieringsmaatschappij NV (Netherlands)
1.650%	08/16/2019		1,250,000	1,454,875

Insurance—0.2%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		2,084,000	1,818,290

Internet & Direct Marketing Retail—2.8%
Ctrip.com International Ltd. (Cayman Islands)
1.250%	09/15/2022	^	2,520,000	2,543,625
1.990%	07/01/2025		2,465,000	2,782,369
1.000%	07/01/2020		2,760,000	3,004,950
Priceline Group, Inc. (The)
0.900%	09/15/2021		5,671,000	6,103,414
0.350%	06/15/2020		3,080,000	3,957,800
Shutterfly, Inc.
0.250%	05/15/2018		3,245,000	3,194,297
Vipshop Holdings Ltd. (Cayman Islands)
1.500%	03/15/2019		3,394,000	3,669,762

				25,256,217

Internet Software & Services—2.0%
Akamai Technologies, Inc.
0.000%	02/15/2019		3,690,000	3,611,606
Envestnet, Inc.
1.750%	12/15/2019		2,135,000	2,044,262
j2 Global, Inc.
3.250%	06/15/2029		2,762,000	3,209,099
Pandora Media, Inc.
1.750%	12/01/2020	^	1,370,000	1,528,406
Twitter, Inc.
1.000%	09/15/2021		4,115,000	3,916,966
Web.com Group, Inc.
1.000%	08/15/2018		2,885,000	2,753,372
WebMD Health Corp.
2.625%	06/15/2023	^	890,000	871,087

				17,934,798

IT Services—1.3%
Blackhawk Network Holdings, Inc.
1.500%	01/15/2022	^	2,605,000	2,494,288
Cardtronics, Inc.
1.000%	12/01/2020		4,104,000	4,339,980
CSG Systems International, Inc.
4.250%	03/15/2036	^	1,815,000	1,988,559
Euronet Worldwide, Inc.
1.500%	10/01/2044		2,739,000	3,461,411

				12,284,238

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.5%
Illumina, Inc.
0.500%	06/15/2021		$1,115,000	$1,222,319
0.000%	06/15/2019		1,935,000	2,012,400
QIAGEN NV (Netherlands)
0.375%	03/19/2019		1,000,000	1,119,000

				4,353,719

Machinery—0.5%
Chart Industries, Inc.
2.000%	08/01/2018		1,863,000	1,839,712
Meritor, Inc.
7.875%	03/01/2026		658,000	888,300
Navistar International Corp.
4.500%	10/15/2018		2,000,000	1,912,500

				4,640,512

Media—2.1%
DISH Network Corp.
3.375%	08/15/2026	^	5,330,000	5,863,000
Liberty Interactive LLC
1.750%	09/30/2046	^	2,940,000	3,120,075
Liberty Media Corp.
2.250%	09/30/2046	^	2,100,000	2,190,563
1.375%	10/15/2023		4,140,000	4,336,650
Live Nation Entertainment, Inc.
2.500%	05/15/2019		3,168,000	3,447,180

				18,957,468

Metals & Mining—0.9%
Royal Gold, Inc.
2.875%	06/15/2019		1,065,000	1,194,797
RTI International Metals, Inc.
1.625%	10/15/2019		4,191,000	4,489,609
Silver Standard Resources, Inc. (Canada)
2.875%	02/01/2033	^	865,000	854,187
Stillwater Mining Co.
1.750%	10/15/2032		1,589,000	1,914,745

				8,453,338

Mortgage Real Estate Investment Trusts (REITs)—1.0%
Apollo Commercial Real Estate Finance, Inc.
5.500%	03/15/2019		689,000	713,549
Blackstone Mortgage Trust, Inc.
5.250%	12/01/2018		1,330,000	1,464,663
Colony Capital, Inc.
5.000%	04/15/2023		1,496,000	1,490,390
Starwood Property Trust, Inc.
4.550%	03/01/2018		5,157,000	5,679,146

				9,347,748

Oil, Gas & Consumable Fuels—1.3%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,725,000	1,102,922
Chesapeake Energy Corp.
5.500%	09/15/2026	^	815,000	815,000
Green Plains, Inc.
4.125%	09/01/2022	^	1,090,000	1,259,631
Oasis Petroleum, Inc.
2.625%	09/15/2023		945,000	1,070,803
PDC Energy, Inc.
1.125%	09/15/2021		2,234,000	2,384,795
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	1,500,000	1,199,062

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
SM Energy Co.
1.500%	07/01/2021		$1,625,000	$1,958,125
TOTAL SA, Series FP (France)
0.500%	12/02/2022		1,400,000	1,427,860
Whiting Petroleum Corp.
1.250%	04/01/2020		1,135,000	943,469

				12,161,667

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		4,466,000	4,426,945

Pharmaceuticals—1.4%
Depomed, Inc.
2.500%	09/01/2021		1,272,000	1,815,780
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022		2,521,000	2,450,097
Impax Laboratories, Inc.
2.000%	06/15/2022		3,678,000	3,245,835
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021		2,555,000	2,602,906
Medicines Co. (The)
2.750%	07/15/2023	^	1,300,000	1,330,062
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		980,000	1,174,163

				12,618,843

Professional Services—0.7%
51job, Inc. (Cayman Islands)
3.250%	04/15/2019		1,056,000	1,125,300
Huron Consulting Group, Inc.
1.250%	10/01/2019		4,795,000	4,854,937

				5,980,237

Semiconductors & Semiconductor Equipment—3.9%
Cypress Semiconductor Corp.
4.500%	01/15/2022	^	2,730,000	3,100,256
Inphi Corp.
0.750%	09/01/2021	^	2,480,000	2,624,150
Integrated Device Technology, Inc.
0.875%	11/15/2022	^	1,900,000	1,928,500
Intel Corp.
2.950%	12/15/2035		2,080,000	2,876,900
Lam Research Corp.
1.250%	05/15/2018		1,505,000	2,403,297
Microchip Technology, Inc.
1.625%	02/15/2025		4,865,000	6,227,200
Micron Technology, Inc., Series G
3.000%	11/15/2043		5,101,000	4,559,019
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019		4,646,000	5,493,895
ON Semiconductor Corp.
1.000%	12/01/2020		3,805,000	3,876,344
STMicroelectronics NV (Netherlands)
0.000%	07/03/2019		2,600,000	2,570,750

				35,660,311

Software—4.1%
BroadSoft, Inc.
1.000%	09/01/2022		470,000	626,275
Citrix Systems, Inc.
0.500%	04/15/2019		7,805,000	8,863,553
FireEye, Inc., Series B
1.625%	06/01/2035		1,665,000	1,525,556

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Nuance Communications, Inc.
1.000%	12/15/2035		^	$1,835,000	$1,605,625
Proofpoint, Inc.
0.750%	06/15/2020			5,215,000	6,055,919
Red Hat, Inc.
0.250%	10/01/2019			1,365,000	1,734,403
Rovi Corp.
0.500%	03/01/2020			3,614,000	3,620,776
salesforce.com, Inc.
0.250%	04/01/2018			1,410,000	1,689,356
ServiceNow, Inc.
0.000%	11/01/2018			1,565,000	1,913,212
Synchronoss Technologies, Inc.
0.750%	08/15/2019			2,948,000	3,126,723
Verint Systems, Inc.
1.500%	06/01/2021			3,401,000	3,239,453
Workday, Inc.
0.750%	07/15/2018			2,640,000	3,262,050

					37,262,901

Technology Hardware, Storage & Peripherals—0.7%
Electronics For Imaging, Inc.
0.750%	09/01/2019			5,425,000	6,014,969

Tobacco—0.2%
Vector Group Ltd.
1.750%	04/15/2020		#	1,880,000	2,151,425

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.
2.875%	07/15/2019			3,160,000	3,718,925

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $329,026,294)					346,227,263

U.S. TREASURY OBLIGATIONS—12.1%
U.S. Treasury Notes—12.1%
U.S. Treasury Note
1.250%	12/15/2018			18,040,000	18,211,596
1.000%	12/31/2017		‡‡	14,420,000	14,473,224
1.000%	05/15/2018 03/15/2019	-		37,410,000	37,567,748
0.875%	05/31/2018 06/15/2019	-		22,119,000	22,165,814
0.750%	02/28/2018			1,000,000	1,000,430
0.625%	06/30/2018			17,513,000	17,475,382

					110,894,194

TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,678,301)					110,894,194

GOVERNMENT RELATED OBLIGATIONS—2.7%
U.S. Government Agencies—1.1%
Federal Home Loan Mortgage Corp.
1.125%	04/15/2019			1,560,000	1,567,513
0.875%	07/19/2019			1,562,000	1,557,189
Federal National Mortgage Association
1.000%	02/26/2019 08/28/2019	-		6,615,000	6,624,216

					9,748,918

Non-U.S. Government Agencies—0.6%
FMS Wertmanagement AoeR MTN (Germany)
1.000%	08/16/2019			1,170,000	1,165,275

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
KFW (Germany)
1.000%	07/15/2019		$1,350,000	$1,345,519
Kommuninvest I Sverige AB (Sweden)
1.500%	04/23/2019	^	2,840,000	2,866,727

				5,377,521

Sovereign Debt—0.2%
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	2,155,000	2,161,333

Supranational—0.6%
Asian Development Bank MTN
1.000%	08/16/2019		1,700,000	1,696,682
0.750%	07/28/2017		1,880,000	1,878,962
European Investment Bank
1.125%	08/15/2018		1,700,000	1,704,070

				5,279,714

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		1,000,000	1,005,500

Non-U.S. Regional Authority Bonds—0.1%
Province of British Columbia (Canada)
1.200%	04/25/2017		1,500,000	1,503,022

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $24,995,895)				25,076,008

ASSET-BACKED SECURITIES—4.5%
Automobiles—2.4%
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D
3.130%	10/08/2020		745,000	759,392
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B
2.210%	05/10/2021		640,000	647,561
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class C
2.870%	11/08/2021		420,000	431,291
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.740%	10/22/2018		380,000	380,411
Capital Auto Receivables Asset Trust
Series 2015-2, Class A2
1.390%	09/20/2018		1,880,000	1,883,478
Capital Auto Receivables Asset Trust
Series 2016-2, Class B
2.110%	03/22/2021		290,000	292,344
Capital Auto Receivables Asset Trust
Series 2016-2, Class C
2.420%	06/21/2021		610,000	612,410
CarMax Auto Owner Trust
Series 2015-2, Class A3
1.370%	03/16/2020		2,985,000	2,993,556
Drive Auto Receivables Trust
Series 2016-BA, Class A3
1.670%	07/15/2019	^	570,000	569,241
Drive Auto Receivables Trust
Series 2016-BA, Class B
2.560%	06/15/2020	^	500,000	504,727

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Drive Auto Receivables Trust
Series 2016-BA, Class C
3.190%	07/15/2022	^	$1,040,000	$1,059,083
Fifth Third Auto Trust
Series 2014-1, Class A3
0.680%	04/16/2018		265,039	264,928
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.068%	12/10/2027	#^	168,933	168,931
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.680%	09/15/2023		1,150,000	1,151,540
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A3
1.190%	07/23/2018	^	3,300,000	3,304,970
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%	08/17/2020		370,000	375,842
Santander Drive Auto Receivables Trust
Series 2015-1, Class D
3.240%	04/15/2021		720,000	736,764
Santander Drive Auto Receivables Trust
Series 2015-2, Class D
3.020%	04/15/2021		980,000	998,283
Santander Drive Auto Receivables Trust
Series 2015-4, Class C
2.970%	03/15/2021		700,000	713,247
Santander Drive Auto Receivables Trust
Series 2016-2, Class C
2.660%	11/15/2021		1,170,000	1,189,190
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.570%	06/17/2019	^	670,000	670,707
Westlake Automobile Receivables Trust
Series 2016-2A, Class B
2.300%	11/15/2019	^	1,280,000	1,294,261
Westlake Automobile Receivables Trust
Series 2016-2A, Class D
4.100%	06/15/2021	^	620,000	634,638

				21,636,795

Credit Card—1.2%
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%	04/15/2022		4,800,000	4,814,475
Chase Issuance Trust
Series 2007-B1, Class B1
0.774%	04/15/2019	#	2,000,000	1,998,933
Chase Issuance Trust
Series 2014-A1, Class A1
1.150%	01/15/2019		2,550,000	2,551,656
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A
1.600%	04/15/2021		1,965,000	1,974,652

				11,339,716

Other—0.8%
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-1, Class A1
0.901%	04/15/2018		535,069	534,989
GreatAmerica Leasing Receivables Funding LLC
Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	270,289

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Kubota Credit Owner Trust
Series 2015-1A, Class A2
0.940%	12/15/2017	^	$714,976	$714,930
MMAF Equipment Finance LLC
Series 2015-AA, Class A3
1.390%	10/16/2019	^	2,635,000	2,637,830
Trade MAPS 1 Ltd. (Ireland)
Series 2013-1A, Class A
1.218%	12/10/2018	#^	2,300,000	2,296,368
Verizon Owner Trust
Series 2016-1A, Class A
1.420%	01/20/2021	^	600,000	602,130

				7,056,536

Student Loan—0.1%
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.863%	12/07/2020	#	994,928	993,904
Nelnet Student Loan Trust
Series 2014-2A, Class A1
0.805%	06/25/2021	#^	239,481	239,066

				1,232,970

TOTAL ASSET-BACKED SECURITIES (Cost $41,091,974)				41,266,017

			Shares	Value
MONEY MARKET FUNDS—2.0%
Institutional Money Market Fund—2.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $17,877,102)		¥	17,877,102	17,877,102

TOTAL INVESTMENTS—99.1% (Cost $881,318,765)				907,563,240
Other assets less liabilities—0.9%				7,815,727

NET ASSETS—100.0%				$915,378,967

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $183,513,925, which represents 20.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—26.1%
Aerospace & Defense—0.5%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$135,176
4.875%	02/15/2020	200,000	224,223
General Dynamics Corp.
2.250%	11/15/2022	500,000	512,010
L-3 Communications Corp.
4.950%	02/15/2021	300,000	331,401
3.950%	05/28/2024	120,000	127,910
Lockheed Martin Corp.
4.500%	05/15/2036	555,000	633,651
4.070%	12/15/2042	285,000	306,556
3.800%	03/01/2045	300,000	307,100
2.900%	03/01/2025	360,000	371,921
2.500%	11/23/2020	495,000	511,471
Northrop Grumman Corp.
4.750%	06/01/2043	220,000	260,972
3.500%	03/15/2021	300,000	321,050
1.750%	06/01/2018	500,000	504,202
Precision Castparts Corp.
4.375%	06/15/2045	200,000	236,387
2.500%	01/15/2023	200,000	206,347
1.250%	01/15/2018	500,000	500,521
Raytheon Co.
6.750%	03/15/2018	750,000	811,265
United Technologies Corp.
6.700%	08/01/2028	150,000	203,244
4.500%	06/01/2042	560,000	650,157
3.100%	06/01/2022	1,050,000	1,127,506

			8,283,070

Air Freight & Logistics—0.2%
FedEx Corp.
4.750%	11/15/2045	500,000	573,492
4.550%	04/01/2046	500,000	557,719
3.875%	08/01/2042	200,000	202,780
3.250%	04/01/2026	300,000	317,023
2.625%	08/01/2022	200,000	205,771
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	428,903
2.450%	10/01/2022	400,000	415,776

			2,701,464

Airlines—0.1%
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%	01/31/2021	177,889	192,787
American Airlines Pass Through Trust, Series 2016-1, Class AA
3.575%	01/15/2028	369,093	390,778
Continental Airlines Pass Through Trust, Series 2010-1, Class A
4.750%	01/12/2021	207,871	223,201
Delta Air Lines Pass Through Trust, Series 2010-2A, Class A
4.950%	05/23/2019	533,165	561,822
Southwest Airlines Co.
2.650%	11/05/2020	500,000	513,614
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	188,465	198,595

			2,080,797

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	$300,000	$307,422
Delphi Automotive plc (Jersey)
4.250%	01/15/2026	500,000	545,716

			853,138

Automobiles—0.1%
Ford Motor Co.
7.450%	07/16/2031	200,000	265,186
4.750%	01/15/2043	200,000	207,986
General Motors Co.
5.200%	04/01/2045	500,000	522,051
4.000%	04/01/2025	380,000	389,160
3.500%	10/02/2018	500,000	515,674
Harley-Davidson, Inc.
4.625%	07/28/2045	300,000	327,852

			2,227,909

Banks—3.8%
Agricultural Bank of China Ltd. (China)
2.750%	05/21/2020	500,000	511,715
Associated Banc-Corp
4.250%	01/15/2025	400,000	417,078
Australia & New Zealand Banking Group Ltd. MTN (Australia)
3.700%	11/16/2025	500,000	548,966
Bank of America Corp.
6.875%	11/15/2018	250,000	277,166
5.875%	01/05/2021	400,000	459,180
5.490%	03/15/2019	100,000	108,169
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	539,630
5.875%	02/07/2042	300,000	392,550
5.650%	05/01/2018	1,000,000	1,061,169
5.625%	07/01/2020	500,000	561,758
5.000%	05/13/2021	300,000	335,715
4.875%	04/01/2044	750,000	872,681
4.250%	10/22/2026	400,000	425,246
4.000%	04/01/2024	500,000	539,682
4.000%	01/22/2025	500,000	519,107
3.500%	04/19/2026	500,000	520,658
3.300%	01/11/2023	500,000	518,316
2.625%	04/19/2021	600,000	610,196
Bank of America Corp., Series L
3.950%	04/21/2025	200,000	207,415
2.250%	04/21/2020	200,000	201,548
Bank of America NA, Bank Note
1.650%	03/26/2018	1,000,000	1,004,369
Bank of Montreal (Canada)
1.400%	04/10/2018	750,000	750,891
Bank of Nova Scotia (The) (Canada)
1.650%	06/14/2019	750,000	751,621
1.450%	04/25/2018	300,000	300,651
Barclays plc (United Kingdom)
4.375%	01/12/2026	525,000	544,209
3.250%	01/12/2021	750,000	764,414
2.875%	06/08/2020	250,000	251,873
2.750%	11/08/2019	400,000	403,615
BB&T Corp.
5.250%	11/01/2019	500,000	553,368
BB&T Corp. MTN
2.450%	01/15/2020	500,000	511,903

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BNP Paribas SA MTN (France)
4.250%	10/15/2024		$400,000	$416,831
2.400%	12/12/2018		600,000	609,324
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	447,818
Capital One Bank USA NA
8.800%	07/15/2019		500,000	586,743
Capital One Bank USA NA, Bank Note
2.300%	06/05/2019		400,000	404,890
Citigroup, Inc.
8.125%	07/15/2039		279,000	440,031
6.625%	06/15/2032		450,000	558,322
5.500%	09/13/2025		200,000	228,497
4.650%	07/30/2045		310,000	351,335
4.600%	03/09/2026		500,000	535,010
4.500%	01/14/2022		500,000	552,872
4.125%	07/25/2028		500,000	509,498
4.050%	07/30/2022		1,300,000	1,383,331
3.300%	04/27/2025		1,000,000	1,030,535
2.150%	07/30/2018		750,000	756,985
Citizens Bank NA MTN
1.600%	12/04/2017		500,000	499,901
Commonwealth Bank of Australia MTN (Australia)
2.300%	03/12/2020		1,250,000	1,271,679
2.050%	03/15/2019		500,000	506,106
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)
4.550%	04/17/2026	^	500,000	526,008
3.800%	09/15/2022		1,000,000	1,022,936
Fifth Third Bancorp
4.300%	01/16/2024		300,000	324,009
Fifth Third Bank/Ohio
2.250%	06/14/2021		750,000	763,025
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021		400,000	418,697
First Republic Bank
2.375%	06/17/2019		500,000	504,078
HSBC Bank USA NA
4.875%	08/24/2020		400,000	434,462
HSBC Holdings plc (United Kingdom)
5.250%	03/14/2044		1,000,000	1,129,813
4.300%	03/08/2026		500,000	536,455
4.250%	03/14/2024		500,000	516,567
4.000%	03/30/2022		500,000	533,114
2.950%	05/25/2021		455,000	461,789
Huntington National Bank (The)
2.200%	11/06/2018		250,000	253,246
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		500,000	503,763
Intesa Sanpaolo SpA MTN (Italy)
3.875%	01/15/2019		400,000	412,081
JPMorgan Chase & Co.
6.300%	04/23/2019		500,000	557,200
5.600%	07/15/2041		200,000	256,608
4.950%	03/25/2020		1,000,000	1,101,266
4.850%	02/01/2044		500,000	605,078
4.625%	05/10/2021		300,000	332,438
4.500%	01/24/2022		400,000	443,240
3.200%	01/25/2023		500,000	521,817
3.125%	01/23/2025		1,000,000	1,023,182
2.950%	10/01/2026		500,000	501,941
2.700%	05/18/2023		350,000	353,924
2.400%	06/07/2021		720,000	728,600

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co. MTN
2.295%	08/15/2021		$350,000	$350,955
KeyBank NA
3.300%	06/01/2025		500,000	525,308
KeyBank NA, Bank Note
1.600%	08/22/2019		350,000	350,177
KeyCorp MTN
5.100%	03/24/2021		500,000	565,013
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023		200,000	255,535
Lloyds Bank plc (United Kingdom)
3.500%	05/14/2025		500,000	528,791
2.350%	09/05/2019		400,000	405,648
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020		500,000	504,854
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.527%	09/13/2023		500,000	502,462
Mizuho Financial Group, Inc. (Japan)
2.839%	09/13/2026		500,000	502,946
MUFG Union Bank NA
2.625%	09/26/2018		500,000	509,427
National Australia Bank Ltd. (Australia)
3.375%	01/14/2026		750,000	794,809
National City Corp.
6.875%	05/15/2019		500,000	563,556
PNC Bank NA
1.500%	10/18/2017		400,000	400,709
PNC Bank NA, Bank Note
2.700%	11/01/2022		500,000	508,657
Regions Bank, Bank Note
2.250%	09/14/2018		750,000	756,349
Royal Bank of Canada (Canada)
2.000%	12/10/2018		500,000	506,305
Royal Bank of Canada MTN (Canada)
1.400%	10/13/2017		500,000	500,341
Santander UK plc (United Kingdom)
3.050%	08/23/2018		350,000	358,628
2.350%	09/10/2019		400,000	404,303
Sumitomo Mitsui Banking Corp. (Japan)
1.750%	01/16/2018		300,000	300,922
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.784%	03/09/2026		500,000	540,429
2.934%	03/09/2021		500,000	514,203
2.632%	07/14/2026		500,000	494,187
Svenska Handelsbanken AB MTN (Sweden)
2.250%	06/17/2019		500,000	508,678
Toronto-Dominion Bank (The) (Canada)
3.625%	09/15/2031	#	500,000	502,243
1.450%	08/13/2019	†	500,000	499,182
Toronto-Dominion Bank (The) MTN (Canada)
2.125%	04/07/2021		500,000	506,304
1.625%	03/13/2018		200,000	201,079
U.S. Bancorp MTN
3.100%	04/27/2026		400,000	413,705
2.950%	07/15/2022		200,000	208,522
Wells Fargo & Co.
5.375%	11/02/2043		350,000	407,257
4.480%	01/16/2024		784,000	858,623
3.900%	05/01/2045		390,000	402,284
3.000%	04/22/2026		400,000	404,262
2.100%	07/26/2021		500,000	498,628
Wells Fargo & Co. MTN
4.900%	11/17/2045		350,000	386,286
4.600%	04/01/2021		500,000	552,358

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.500%	03/08/2022	$300,000	$318,537
3.000%	02/19/2025	340,000	345,652
2.550%	12/07/2020	350,000	357,080
1.500%	01/16/2018	500,000	500,731
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	309,620
Wells Fargo & Co., Series N
2.150%	01/30/2020	750,000	755,819
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	411,930
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,096,672
2.100%	05/13/2021	750,000	754,732
1.950%	11/23/2018	500,000	504,247

			64,668,849

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc.
4.900%	02/01/2046	995,000	1,188,737
4.700%	02/01/2036	345,000	397,956
3.650%	02/01/2026	1,625,000	1,748,637
2.650%	02/01/2021	835,502	863,015
2.625%	01/17/2023	200,000	204,351
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	485,817
7.750%	01/15/2019	500,000	569,103
6.875%	11/15/2019	300,000	348,119
5.375%	01/15/2020	500,000	558,970
3.750%	07/15/2042	200,000	201,008
Coca-Cola Co. (The)
3.200%	11/01/2023	350,000	376,822
3.150%	11/15/2020	200,000	214,745
2.875%	10/27/2025	350,000	369,177
1.650%	03/14/2018	1,000,000	1,009,753
Coca-Cola European Partners US LLC
4.500%	09/01/2021	300,000	332,613
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	356,398
Diageo Investment Corp.
7.450%	04/15/2035	400,000	603,336
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019	300,000	307,752
PepsiCo, Inc.
5.500%	01/15/2040	500,000	661,312
5.000%	06/01/2018	400,000	425,240
4.450%	04/14/2046	300,000	356,131
3.000%	08/25/2021	500,000	529,564
2.750%	03/01/2023	400,000	420,012

			12,528,568

Biotechnology—0.6%
AbbVie, Inc.
4.700%	05/14/2045	220,000	237,842
4.500%	05/14/2035	230,000	245,884
4.450%	05/14/2046	160,000	167,795
4.400%	11/06/2042	300,000	313,388
4.300%	05/14/2036	95,000	98,910
3.600%	05/14/2025	390,000	408,389
3.200%	05/14/2026	220,000	223,166
2.900%	11/06/2022	300,000	308,046
2.500%	05/14/2020	420,000	428,539
2.000%	11/06/2018	300,000	303,227
1.750%	11/06/2017	300,000	301,067

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Amgen, Inc.
4.663%	06/15/2051	^	$335,000	$359,625
4.563%	06/15/2048	^	362,000	388,077
6.150%	06/01/2018		500,000	539,525
4.400%	05/01/2045		270,000	284,777
3.875%	11/15/2021		300,000	326,388
3.625%	05/22/2024		400,000	429,306
Baxalta, Inc.
5.250%	06/23/2045		150,000	177,880
4.000%	06/23/2025		200,000	213,838
Biogen, Inc.
4.050%	09/15/2025		220,000	239,967
Celgene Corp.
4.625%	05/15/2044		600,000	634,936
3.875%	08/15/2025		360,000	385,623
Gilead Sciences, Inc.
4.750%	03/01/2046		80,000	89,624
4.600%	09/01/2035		150,000	165,230
4.500%	02/01/2045		500,000	535,230
4.400%	12/01/2021		300,000	335,356
3.650%	03/01/2026		500,000	538,792
2.950%	03/01/2027		500,000	505,922
2.050%	04/01/2019		750,000	762,628

				9,948,977

Building Products—0.1%
Johnson Controls, Inc.
4.250%	03/01/2021		300,000	322,789
3.625%	07/02/2024		500,000	535,451

				858,240

Capital Markets—1.3%
Ameriprise Financial, Inc.
3.700%	10/15/2024		400,000	433,514
BlackRock, Inc.
4.250%	05/24/2021		500,000	555,183
3.375%	06/01/2022		500,000	537,703
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025		300,000	308,047
Credit Suisse AG (Switzerland)
5.400%	01/14/2020		200,000	218,779
Credit Suisse AG MTN (Switzerland)
3.625%	09/09/2024		400,000	417,894
Credit Suisse USA, Inc.
7.125%	07/15/2032		250,000	341,835
Deutsche Bank AG MTN (Germany)
3.375%	05/12/2021		750,000	734,425
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,277,240
6.250%	02/01/2041		500,000	656,074
6.150%	04/01/2018		500,000	532,746
5.950%	01/15/2027		300,000	354,377
5.750%	01/24/2022		300,000	348,867
5.250%	07/27/2021		300,000	339,053
4.750%	10/21/2045		250,000	281,710
4.250%	10/21/2025		120,000	126,525
4.000%	03/03/2024		500,000	537,760
3.500%	01/23/2025		500,000	517,998
2.750%	09/15/2020		615,000	630,536
2.625%	01/31/2019		1,000,000	1,021,001
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	339,266
5.375%	03/15/2020		300,000	332,465

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Intercontinental Exchange, Inc.
2.500%	10/15/2018		$300,000	$307,383
Jefferies Group LLC
6.250%	01/15/2036		230,000	240,403
5.125%	04/13/2018		300,000	313,319
Lazard Group LLC
4.250%	11/14/2020		400,000	429,282
Moody’s Corp.
2.750%	07/15/2019		500,000	514,659
Morgan Stanley
7.250%	04/01/2032		100,000	139,098
6.375%	07/24/2042		300,000	410,262
5.750%	01/25/2021		600,000	684,622
4.875%	11/01/2022		1,000,000	1,104,423
2.500%	01/24/2019		1,000,000	1,019,528
Morgan Stanley MTN
6.625%	04/01/2018		500,000	535,931
5.950%	12/28/2017		500,000	526,630
4.000%	07/23/2025		750,000	808,023
3.750%	02/25/2023		300,000	319,081
3.700%	10/23/2024		400,000	422,799
3.125%	07/27/2026		620,000	625,019
Nasdaq, Inc.
4.250%	06/01/2024		400,000	431,000
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	345,358
Northern Trust Corp.
3.950%	10/30/2025		300,000	331,374
3.375%	08/23/2021		500,000	537,059
S&P Global, Inc.
4.400%	02/15/2026		160,000	179,129
State Street Corp.
3.700%	11/20/2023		400,000	438,527
3.100%	05/15/2023		200,000	207,971
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	325,456
3.950%	09/30/2021		200,000	214,163

				22,253,497

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	482,744
Airgas, Inc.
2.375%	02/15/2020		300,000	305,165
CF Industries, Inc.
3.450%	06/01/2023	†	400,000	403,604
Cytec Industries, Inc.
3.950%	05/01/2025		135,000	136,607
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	738,162
5.250%	11/15/2041		300,000	340,030
4.125%	11/15/2021		150,000	164,312
3.000%	11/15/2022		500,000	520,161
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	224,753
4.250%	04/01/2021		300,000	329,681
2.800%	02/15/2023		300,000	306,943
Eastman Chemical Co.
2.700%	01/15/2020		400,000	410,612
Ecolab, Inc.
5.500%	12/08/2041		300,000	375,727
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		500,000	597,267
5.000%	04/15/2019		500,000	536,932

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Methanex Corp. (Canada)
3.250%	12/15/2019		$400,000	$395,781
Monsanto Co.
5.500%	08/15/2025		200,000	235,038
Mosaic Co. (The)
5.625%	11/15/2043		400,000	431,014
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024		250,000	261,665
PPG Industries, Inc.
3.600%	11/15/2020		400,000	423,811
Praxair, Inc.
2.200%	08/15/2022		400,000	407,797
Valspar Corp. (The)
4.400%	02/01/2045		200,000	201,267
Westlake Chemical Corp.
3.600%	08/15/2026	^	250,000	251,226

				8,480,299

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.500%	09/15/2019		300,000	332,773
Waste Management, Inc.
4.750%	06/30/2020		750,000	834,259

				1,167,032

Communications Equipment—0.3%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	671,198
4.950%	02/15/2019		500,000	542,429
3.500%	06/15/2025		500,000	554,006
2.450%	06/15/2020		420,000	435,112
2.200%	02/28/2021		350,000	358,338
Harris Corp.
6.150%	12/15/2040		250,000	318,072
3.832%	04/27/2025		300,000	318,145
Juniper Networks, Inc.
4.350%	06/15/2025		750,000	783,202
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	412,004

				4,392,506

Construction Materials—0.0%
Vulcan Materials Co.
4.500%	04/01/2025		500,000	542,500

Consumer Finance—0.7%
American Express Co.
7.000%	03/19/2018		900,000	971,136
American Express Credit Corp.
2.125%	03/18/2019		500,000	508,325
American Express Credit Corp. MTN
2.250%	05/05/2021		750,000	761,993
American Express Credit Corp., Series F
2.600%	09/14/2020		320,000	329,489
American Honda Finance Corp.
2.125%	10/10/2018		500,000	509,098
American Honda Finance Corp. MTN
1.600%	07/13/2018		500,000	504,250
Capital One Financial Corp.
4.200%	10/29/2025		750,000	783,933
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	315,228
Ford Motor Credit Co. LLC
5.875%	08/02/2021		500,000	571,363
5.000%	05/15/2018		200,000	210,012

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.250%	09/20/2022	$200,000	$216,692
3.200%	01/15/2021	500,000	513,822
2.551%	10/05/2018	300,000	304,548
1.724%	12/06/2017	400,000	400,492
General Motors Financial Co., Inc.
3.700%	05/09/2023	580,000	590,733
3.200%	07/13/2020	500,000	512,419
HSBC USA, Inc.
2.375%	11/13/2019	500,000	506,371
2.250%	06/23/2019	500,000	505,415
John Deere Capital Corp.
1.200%	10/10/2017	300,000	300,168
John Deere Capital Corp. MTN
3.900%	07/12/2021	300,000	329,390
Synchrony Financial
4.250%	08/15/2024	500,000	525,812
Toyota Motor Credit Corp. MTN
2.625%	01/10/2023	300,000	310,781
1.700%	02/19/2019	350,000	352,853
1.450%	01/12/2018	300,000	301,181
1.250%	10/05/2017	400,000	400,416

			11,535,920

Containers & Packaging—0.1%
International Paper Co.
7.500%	08/15/2021	500,000	615,255
7.300%	11/15/2039	250,000	331,985
4.400%	08/15/2047	250,000	253,878
Packaging Corp. of America
4.500%	11/01/2023	250,000	274,839
WestRock MWV LLC
7.375%	09/01/2019	300,000	344,359

			1,820,316

Diversified Consumer Services—0.1%
California Institute of Technology
4.321%	08/01/2045	70,000	83,175
Massachusetts Institute of Technology
4.678%	07/01/2114	250,000	294,919
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045	250,000	262,471
University of Southern California
5.250%	10/01/2111	30,000	39,560
Yale University MTN
2.086%	04/15/2019	500,000	512,163

			1,192,288

Diversified Financial Services—0.8%
Bank One Corp.
8.000%	04/29/2027	800,000	1,092,798
7.625%	10/15/2026	300,000	399,878
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	350,000	375,937
6.400%	10/02/2017	400,000	419,029
4.650%	07/02/2018	400,000	421,795
Berkshire Hathaway, Inc.
3.125%	03/15/2026	325,000	342,005
2.100%	08/14/2019	500,000	511,395
1.150%	08/15/2018	350,000	349,907
Cooperatieve Rabobank UA (Netherlands)
5.750%	12/01/2043	300,000	360,501
4.625%	12/01/2023	400,000	432,623
3.875%	02/08/2022	400,000	438,070
2.250%	01/14/2019	500,000	508,183

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Cooperatieve Rabobank UA MTN (Netherlands)
3.375%	05/21/2025		$500,000	$530,882
GE Capital International Funding Co. Unlimited Co. (Ireland)
4.418%	11/15/2035		750,000	843,448
3.373%	11/15/2025		750,000	812,473
2.342%	11/15/2020		750,000	770,769
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	521,536
Leucadia National Corp.
6.625%	10/23/2043		200,000	198,668
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	332,368
2.850%	01/27/2025		150,000	156,275
Shell International Finance BV (Netherlands)
6.375%	12/15/2038		500,000	681,424
4.375%	05/11/2045		170,000	183,959
3.625%	08/21/2042		300,000	290,779
3.250%	05/11/2025		200,000	210,932
2.875%	05/10/2026		500,000	508,109
2.500%	09/12/2026		250,000	246,120
2.375%	08/21/2022		500,000	508,668
2.125%	05/11/2020		330,000	335,154
1.375%	05/10/2019		825,000	823,038
1.375%	09/12/2019		150,000	149,640

				13,756,363

Diversified Telecommunication Services—1.1%
AT&T, Inc.
4.550%	03/09/2049	^	317,000	319,630
4.500%	03/09/2048	^	979,000	988,236
6.375%	03/01/2041		500,000	628,640
5.800%	02/15/2019		550,000	603,622
5.500%	02/01/2018		510,000	537,513
5.350%	09/01/2040		31,000	34,847
5.200%	03/15/2020		200,000	221,933
4.500%	05/15/2035		750,000	790,479
4.450%	05/15/2021		500,000	550,384
4.350%	06/15/2045		758,000	749,703
3.900%	03/11/2024		1,150,000	1,233,013
3.800%	03/15/2022		300,000	321,723
3.400%	05/15/2025		100,000	102,927
3.000%	06/30/2022		100,000	102,942
2.450%	06/30/2020		100,000	101,936
British Telecommunications plc (United Kingdom)
9.375%	12/15/2030		250,000	405,646
2.350%	02/14/2019		500,000	509,805
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	467,394
Orange SA (France)
9.000%	03/01/2031		500,000	799,642
Qwest Corp.
6.875%	09/15/2033		340,000	339,795
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	661,949
Verizon Communications, Inc.
6.000%	04/01/2041		300,000	379,251
5.150%	09/15/2023		1,250,000	1,458,324
5.050%	03/15/2034		400,000	450,918
5.012%	08/21/2054		1,100,000	1,220,100
4.862%	08/21/2046		1,350,000	1,518,333
4.500%	09/15/2020		900,000	988,530
3.500%	11/01/2021		400,000	429,916

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.625%	02/21/2020	$214,000	$220,258
2.450%	11/01/2022	300,000	305,092
1.750%	08/15/2021	750,000	742,659

			18,185,140

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	155,762
Arizona Public Service Co.
4.500%	04/01/2042	300,000	346,051
3.350%	06/15/2024	200,000	215,817
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036	300,000	348,076
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017	400,000	425,495
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	394,700
5.800%	03/15/2018	100,000	106,574
Commonwealth Edison Co., Series 100
5.875%	02/01/2033	200,000	258,030
Connecticut Light & Power Co. (The)
4.300%	04/15/2044	250,000	286,747
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019	300,000	327,702
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	445,180
DTE Electric Co.
3.450%	10/01/2020	300,000	321,031
3.375%	03/01/2025	300,000	325,380
DTE Electric Co., Series A
6.625%	06/01/2036	110,000	157,217
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	445,560
4.300%	06/15/2020	100,000	110,014
4.000%	09/30/2042	300,000	322,348
3.750%	06/01/2045	300,000	313,759
Duke Energy Corp.
2.650%	09/01/2026	250,000	245,847
Duke Energy Florida LLC
6.400%	06/15/2038	350,000	496,223
3.400%	10/01/2046	100,000	97,783
Duke Energy Indiana LLC
3.750%	07/15/2020	300,000	323,318
Exelon Corp.
4.950%	06/15/2035	250,000	284,294
3.950%	06/15/2025	500,000	540,281
Florida Power & Light Co.
5.950%	02/01/2038	500,000	688,096
5.125%	06/01/2041	200,000	253,063
4.950%	06/01/2035	100,000	121,737
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	249,885
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	438,261
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	280,429
Indiana Michigan Power Co., Series J
3.200%	03/15/2023	500,000	523,646
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	622,681
MidAmerican Energy Co.
4.400%	10/15/2044	500,000	584,155
3.700%	09/15/2023	250,000	274,175

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
MidAmerican Energy Co. MTN
5.800%	10/15/2036		$250,000	$329,329
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042		300,000	281,590
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	274,994
Northern States Power Co.
4.125%	05/15/2044		350,000	396,483
Oklahoma Gas & Electric Co.
4.550%	03/15/2044		250,000	286,407
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038		300,000	467,612
2.150%	06/01/2019		250,000	253,159
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	668,712
4.750%	02/15/2044		250,000	299,558
4.450%	04/15/2042		300,000	341,429
3.400%	08/15/2024	†	500,000	537,193
PacifiCorp
6.000%	01/15/2039		750,000	1,023,673
PECO Energy Co.
2.375%	09/15/2022		200,000	203,115
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	318,131
PPL Capital Funding, Inc.
4.700%	06/01/2043		200,000	217,710
3.400%	06/01/2023		200,000	211,535
Progress Energy, Inc.
7.050%	03/15/2019		400,000	451,688
4.400%	01/15/2021		300,000	327,932
PSEG Power LLC
8.625%	04/15/2031		300,000	393,462
Public Service Co. of Colorado
4.300%	03/15/2044		250,000	286,940
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037		300,000	399,111
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042		200,000	210,725
Sierra Pacific Power Co., Series T
3.375%	08/15/2023		350,000	375,475
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	179,503
Southern California Edison Co.
6.650%	04/01/2029		500,000	665,330
4.050%	03/15/2042		300,000	331,678
Southern California Edison Co., Series C
3.600%	02/01/2045		300,000	313,950
Southern Co. (The)
4.400%	07/01/2046		300,000	325,069
3.250%	07/01/2026		310,000	321,736
2.350%	07/01/2021		300,000	306,066
2.150%	09/01/2019		500,000	506,499
Virginia Electric & Power Co.
5.400%	04/30/2018		250,000	266,176
2.950%	01/15/2022		542,000	568,833
1.200%	01/15/2018		300,000	299,952
Westar Energy, Inc.
4.625%	09/01/2043		350,000	407,145
Wisconsin Electric Power Co.
5.625%	05/15/2033		150,000	190,532
Wisconsin Power & Light Co.
4.100%	10/15/2044		350,000	385,561

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Xcel Energy, Inc.
4.800%	09/15/2041		$200,000	$234,067

				25,187,377

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042		100,000	107,198
2.750%	11/02/2022		100,000	103,519
1.500%	11/02/2017		300,000	300,825
Emerson Electric Co.
5.000%	04/15/2019		500,000	544,972
2.625%	02/15/2023		270,000	280,850

				1,337,364

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	317,647
3.000%	03/01/2018		400,000	406,823
Corning, Inc.
4.750%	03/15/2042		400,000	423,998
Jabil Circuit, Inc.
4.700%	09/15/2022		200,000	210,676
Keysight Technologies, Inc.
3.300%	10/30/2019		400,000	407,444

				1,766,588

Energy Equipment & Services—0.1%
Halliburton Co.
7.450%	09/15/2039		400,000	545,551
5.000%	11/15/2045		190,000	208,204
3.800%	11/15/2025		235,000	243,414

				997,169

Equity Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020		500,000	507,949
American Tower Corp.
4.500%	01/15/2018		500,000	518,744
3.500%	01/31/2023		400,000	417,818
AvalonBay Communities, Inc. MTN
3.625%	10/01/2020		300,000	319,196
2.850%	03/15/2023		300,000	304,235
Boston Properties LP
4.125%	05/15/2021		300,000	326,592
3.125%	09/01/2023		450,000	463,191
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	306,840
CBL & Associates LP
4.600%	10/15/2024	†	400,000	391,539
CubeSmart LP
4.375%	12/15/2023		300,000	326,824
DDR Corp.
4.625%	07/15/2022		200,000	217,276
Duke Realty LP
3.875%	10/15/2022		200,000	213,367
ERP Operating LP
3.000%	04/15/2023		200,000	205,307
Federal Realty Investment Trust
4.500%	12/01/2044		200,000	227,217
2.750%	06/01/2023		200,000	204,069
HCP, Inc.
6.750%	02/01/2041		200,000	247,306
4.250%	11/15/2023		200,000	210,306
HCP, Inc. MTN
6.700%	01/30/2018		250,000	266,809

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Highwoods Realty LP
3.200%	06/15/2021	$400,000	$413,107
Hospitality Properties Trust
5.000%	08/15/2022	300,000	326,070
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	346,352
Kimco Realty Corp.
3.125%	06/01/2023	200,000	205,903
Lexington Realty Trust
4.400%	06/15/2024	200,000	204,692
Liberty Property LP
3.375%	06/15/2023	300,000	309,535
National Retail Properties, Inc.
3.900%	06/15/2024	400,000	422,982
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	350,000	368,480
Realty Income Corp.
5.875%	03/15/2035	200,000	246,786
2.000%	01/31/2018	100,000	100,701
Regency Centers LP
3.750%	06/15/2024	200,000	211,282
Simon Property Group LP
4.750%	03/15/2042	400,000	465,825
4.375%	03/01/2021	400,000	440,707
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	436,270
Vornado Realty LP
2.500%	06/30/2019	250,000	253,684
Weingarten Realty Investors
3.375%	10/15/2022	170,000	175,171
Welltower, Inc.
6.125%	04/15/2020	300,000	340,103
4.500%	01/15/2024	200,000	218,721
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	407,187
WP Carey, Inc.
4.600%	04/01/2024	350,000	366,304

			11,934,447

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022	300,000	308,920
CVS Health Corp.
4.125%	05/15/2021	200,000	218,802
4.000%	12/05/2023	300,000	330,937
3.875%	07/20/2025	638,000	695,809
2.250%	12/05/2018	750,000	763,891
1.900%	07/20/2018	500,000	505,060
Kroger Co. (The)
7.500%	04/01/2031	200,000	283,753
5.400%	07/15/2040	200,000	244,787
2.950%	11/01/2021	400,000	417,511
Sysco Corp.
2.600%	06/12/2022	500,000	510,146
Walgreen Co.
4.400%	09/15/2042	200,000	208,619
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024	500,000	537,633
1.750%	11/17/2017	200,000	201,150
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	383,676
5.250%	09/01/2035	750,000	997,841
4.875%	07/08/2040	300,000	373,848
4.300%	04/22/2044	750,000	883,256

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.250%	04/15/2021	$300,000	$336,168
3.625%	07/08/2020	300,000	325,025
2.550%	04/11/2023	500,000	519,602

			9,046,434

Food Products—0.5%
Archer-Daniels-Midland Co.
5.450%	03/15/2018	399,000	424,079
2.500%	08/11/2026	500,000	501,901
ConAgra Foods, Inc.
3.250%	09/15/2022	200,000	207,997
General Mills, Inc.
5.400%	06/15/2040	300,000	375,132
3.150%	12/15/2021	200,000	212,557
1.400%	10/20/2017	400,000	401,047
JM Smucker Co. (The)
2.500%	03/15/2020	500,000	512,689
Kellogg Co.
4.150%	11/15/2019	300,000	323,300
4.000%	12/15/2020	190,000	208,064
Kraft Heinz Foods Co.
6.875%	01/26/2039	380,000	529,180
6.500%	02/09/2040	200,000	269,348
5.375%	02/10/2020	209,000	233,516
5.200%	07/15/2045	200,000	237,465
4.375%	06/01/2046	245,000	260,306
3.950%	07/15/2025	500,000	541,955
2.800%	07/02/2020	200,000	207,445
2.000%	07/02/2018	330,000	333,187
McCormick & Co., Inc.
3.250%	11/15/2025	500,000	532,842
Mondelez International, Inc.
6.500%	02/09/2040	139,000	190,051
2.250%	02/01/2019	750,000	763,307
Tyson Foods, Inc.
2.650%	08/15/2019	750,000	769,561
Unilever Capital Corp.
4.250%	02/10/2021	300,000	333,511

			8,368,440

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044	350,000	381,888
ONE Gas, Inc.
3.610%	02/01/2024	500,000	539,409
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034	300,000	313,060
Southern California Gas Co.
5.125%	11/15/2040	400,000	504,640
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%	06/15/2021	200,000	219,919

			1,958,916

Health Care Equipment & Supplies—0.4%
Abbott Laboratories
2.950%	03/15/2025	700,000	717,912
2.000%	03/15/2020	200,000	203,636
Becton Dickinson and Co.
6.375%	08/01/2019	250,000	282,276
5.000%	11/12/2040	300,000	341,868
3.734%	12/15/2024	500,000	543,193
Boston Scientific Corp.
7.375%	01/15/2040	200,000	273,073
6.000%	01/15/2020	200,000	226,107

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.850%	05/15/2025	$500,000	$533,019
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	262,209
Medtronic, Inc.
4.625%	03/15/2045	500,000	588,976
4.375%	03/15/2035	468,000	531,365
3.500%	03/15/2025	1,000,000	1,078,052
1.500%	03/15/2018	250,000	251,180
Stryker Corp.
4.625%	03/15/2046	200,000	225,263
4.100%	04/01/2043	200,000	207,115
2.625%	03/15/2021	200,000	206,373
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025	500,000	516,242

			6,987,859

Health Care Providers & Services—0.6%
Aetna, Inc.
6.625%	06/15/2036	250,000	339,297
4.375%	06/15/2046	175,000	184,018
4.125%	11/15/2042	200,000	207,158
3.200%	06/15/2026	500,000	509,396
2.400%	06/15/2021	580,000	587,354
1.900%	06/07/2019	500,000	504,916
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	211,595
Anthem, Inc.
4.650%	01/15/2043	200,000	219,045
4.650%	08/15/2044	300,000	328,554
3.300%	01/15/2023	300,000	314,846
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	220,586
3.200%	03/15/2023	300,000	315,274
1.700%	03/15/2018	300,000	301,124
Cigna Corp.
5.125%	06/15/2020	300,000	333,243
4.500%	03/15/2021	650,000	713,654
Dignity Health
3.812%	11/01/2024	400,000	427,700
Express Scripts Holding Co.
6.125%	11/15/2041	42,000	52,202
4.750%	11/15/2021	200,000	224,304
Humana, Inc.
3.850%	10/01/2024	400,000	429,692
McKesson Corp.
4.883%	03/15/2044	400,000	472,093
4.750%	03/01/2021	200,000	222,360
2.850%	03/15/2023	300,000	307,430
Memorial Sloan-Kettering Cancer Center
4.125%	07/01/2052	500,000	552,135
Quest Diagnostics, Inc.
4.700%	04/01/2021	300,000	332,758
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	428,696
6.000%	02/15/2018	250,000	265,756
5.950%	02/15/2041	200,000	269,407
3.750%	07/15/2025	260,000	285,844
1.625%	03/15/2019	400,000	402,520

			9,962,957

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	432,797

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Marriott International, Inc., Series N
3.125%	10/15/2021	$400,000	$417,694
McDonald’s Corp.
2.750%	12/09/2020	355,000	368,725
McDonald’s Corp. MTN
5.350%	03/01/2018	500,000	527,762
4.700%	12/09/2035	165,000	187,471
4.600%	05/26/2045	750,000	845,050
Starbucks Corp.
2.000%	12/05/2018	400,000	407,301
Starwood Hotels & Resorts Worldwide LLC
4.500%	10/01/2034	400,000	420,626
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	311,104

			3,918,530

Household Durables—0.1%
Newell Brands, Inc.
5.500%	04/01/2046	200,000	243,195
5.375%	04/01/2036	200,000	235,170
3.850%	04/01/2023	200,000	213,193
2.600%	03/29/2019	200,000	204,611
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	223,308

			1,119,477

Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021	400,000	434,378
Colgate-Palmolive Co. MTN
0.900%	05/01/2018	1,000,000	998,060
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	351,546
5.550%	03/05/2037	250,000	352,937
4.700%	02/15/2019	500,000	541,545

			2,678,466

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024	500,000	532,542

Industrial Conglomerates—0.5%
3M Co. MTN
5.700%	03/15/2037	100,000	137,524
2.000%	06/26/2022	300,000	304,976
General Electric Co.
4.125%	10/09/2042	300,000	329,123
3.375%	03/11/2024	1,000,000	1,085,170
2.700%	10/09/2022	300,000	312,865
General Electric Co. MTN
6.875%	01/10/2039	500,000	754,655
5.500%	01/08/2020	500,000	565,210
4.625%	01/07/2021	300,000	337,877
3.100%	01/09/2023	1,000,000	1,063,278
2.300%	01/14/2019	500,000	512,603
Honeywell International, Inc.
5.700%	03/15/2036	300,000	398,677
4.250%	03/01/2021	750,000	837,271
3.350%	12/01/2023	300,000	323,712
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019	120,000	123,404
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044	100,000	109,546
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022	500,000	541,609

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pentair Finance SA (Luxembourg)
5.000%	05/15/2021		$250,000	$272,957
Roper Technologies, Inc.
1.850%	11/15/2017		200,000	201,209

				8,211,666

Insurance—0.9%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	332,999
Aflac, Inc.
3.625%	06/15/2023		400,000	430,543
2.400%	03/16/2020		300,000	308,422
Allstate Corp. (The)
3.150%	06/15/2023		500,000	530,807
American International Group, Inc.
3.900%	04/01/2026		250,000	265,000
3.875%	01/15/2035		300,000	295,123
2.300%	07/16/2019		650,000	662,371
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	416,847
3.500%	06/14/2024		400,000	417,421
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	164,942
AXA SA (France)
8.600%	12/15/2030		250,000	353,750
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	337,886
4.250%	01/15/2021	†	300,000	332,127
2.000%	08/15/2018		500,000	507,316
Chubb INA Holdings, Inc.
4.350%	11/03/2045		500,000	579,431
3.150%	03/15/2025		300,000	317,378
CNA Financial Corp.
5.750%	08/15/2021		300,000	346,228
First American Financial Corp.
4.600%	11/15/2024		500,000	520,410
Hanover Insurance Group, Inc. (The)
4.500%	04/15/2026		250,000	260,314
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	183,293
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019		500,000	545,218
Lincoln National Corp.
6.150%	04/07/2036		250,000	295,586
Markel Corp.
5.000%	03/30/2043		300,000	325,001
MetLife, Inc.
7.717%	02/15/2019		500,000	572,752
5.700%	06/15/2035		250,000	303,065
4.875%	11/13/2043		300,000	333,130
3.600%	04/10/2024		500,000	530,124
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	100,223
Principal Financial Group, Inc.
3.400%	05/15/2025		350,000	359,943
Progressive Corp. (The)
6.625%	03/01/2029		150,000	201,420
2.450%	01/15/2027		350,000	348,857
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	130,091
5.800%	11/16/2041		200,000	240,897
5.700%	12/14/2036		250,000	300,291
5.375%	06/21/2020		300,000	337,052
3.500%	05/15/2024		400,000	419,021

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Travelers Cos., Inc. (The)
6.750%	06/20/2036	$500,000	$727,499
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023	500,000	537,952
Unum Group
4.000%	03/15/2024	350,000	361,795
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040	200,000	280,221
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018	400,000	404,970

			15,217,716

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024	500,000	555,167
1.200%	11/29/2017	200,000	200,277
Expedia, Inc.
7.456%	08/15/2018	250,000	275,411
QVC, Inc.
5.450%	08/15/2034	350,000	324,858
3.125%	04/01/2019	120,000	123,113

			1,478,826

Internet Software & Services—0.1%
Alibaba Group Holding Ltd. (Cayman Islands)
3.600%	11/28/2024	200,000	209,827
3.125%	11/28/2021	370,000	386,463
Alphabet, Inc.
3.625%	05/19/2021	300,000	329,436
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019	400,000	410,459
eBay, Inc.
4.000%	07/15/2042	100,000	91,965
2.600%	07/15/2022	100,000	100,935

			1,529,085

IT Services—0.4%
Computer Sciences Corp.
4.450%	09/15/2022	200,000	211,886
Fidelity National Information Services, Inc.
5.000%	10/15/2025	230,000	262,757
3.625%	10/15/2020	310,000	329,111
2.000%	04/15/2018	200,000	201,787
Fiserv, Inc.
3.500%	10/01/2022	200,000	212,923
International Business Machines Corp.
7.000%	10/30/2025	300,000	406,510
4.700%	02/19/2046	195,000	226,237
3.625%	02/12/2024	250,000	272,477
3.450%	02/19/2026	110,000	119,094
2.250%	02/19/2021	255,000	262,571
1.625%	05/15/2020	400,000	404,308
MasterCard, Inc.
2.000%	04/01/2019	200,000	203,261
Total System Services, Inc.
4.800%	04/01/2026	350,000	388,297
3.800%	04/01/2021	350,000	371,783
Visa, Inc.
4.300%	12/14/2045	330,000	382,365
4.150%	12/14/2035	190,000	215,494
3.150%	12/14/2025	495,000	523,496
2.200%	12/14/2020	515,000	528,480
Western Union Co. (The)
5.253%	04/01/2020	502,000	550,359

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Xerox Corp.
6.350%	05/15/2018		$500,000	$531,177
4.500%	05/15/2021		200,000	211,371

				6,815,744

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044		200,000	215,379
Mattel, Inc.
2.350%	05/06/2019		300,000	305,265

				520,644

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	111,195
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024		500,000	544,119
2.400%	02/01/2019		750,000	762,930

				1,418,244

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064		500,000	572,354
3.400%	05/15/2024		500,000	539,100
Deere & Co.
4.375%	10/16/2019		500,000	544,699
Dover Corp.
5.375%	03/01/2041		300,000	381,957
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	382,816
Parker-Hannifin Corp. MTN
3.500%	09/15/2022		100,000	108,184
Stanley Black & Decker, Inc.
3.400%	12/01/2021		290,000	311,507

				2,840,617

Media—1.1%
21st Century Fox America, Inc.
7.750%	12/01/2045		200,000	295,793
6.200%	12/15/2034		500,000	634,258
6.150%	02/15/2041		300,000	381,884
5.650%	08/15/2020		500,000	571,618
CBS Corp.
7.875%	07/30/2030		250,000	355,776
5.750%	04/15/2020		200,000	225,463
4.850%	07/01/2042		250,000	262,232
Charter Communications Operating LLC/Charter Communications Operating Capital
6.834%	10/23/2055	^	360,000	434,472
4.908%	07/23/2025	^	570,000	629,850
3.579%	07/23/2020	^	500,000	523,054
Comcast Corp.
7.050%	03/15/2033		300,000	426,247
6.450%	03/15/2037		500,000	691,638
5.650%	06/15/2035		200,000	258,212
4.600%	08/15/2045		250,000	289,463
4.500%	01/15/2043		200,000	227,512
3.375%	08/15/2025		400,000	430,338
2.850%	01/15/2023		500,000	525,639
2.750%	03/01/2023		70,000	72,596
Discovery Communications LLC
5.625%	08/15/2019		400,000	438,660
4.900%	03/11/2026		500,000	544,252
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		700,000	671,104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Historic TW, Inc.
9.150%	02/01/2023	$300,000	$407,017
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024	250,000	268,908
NBCUniversal Media LLC
6.400%	04/30/2040	200,000	280,501
5.950%	04/01/2041	250,000	336,588
4.375%	04/01/2021	250,000	278,345
Time Warner Cable, Inc.
8.750%	02/14/2019	500,000	576,944
6.750%	06/15/2039	200,000	244,078
4.500%	09/15/2042	550,000	526,808
Time Warner Entertainment Co. LP
8.375%	03/15/2023	250,000	325,244
8.375%	07/15/2033	250,000	341,296
Time Warner, Inc.
7.700%	05/01/2032	400,000	570,204
5.375%	10/15/2041	250,000	296,681
4.050%	12/15/2023	750,000	827,395
3.875%	01/15/2026	500,000	542,601
Viacom, Inc.
6.875%	04/30/2036	300,000	353,864
4.500%	03/01/2021	700,000	762,195
4.375%	03/15/2043	200,000	184,305
2.750%	12/15/2019	225,000	228,717
Walt Disney Co. (The) MTN
3.750%	06/01/2021	200,000	219,633
3.700%	12/01/2042	200,000	212,006
2.350%	12/01/2022	200,000	206,862
1.100%	12/01/2017	250,000	250,216
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	210,000	302,050
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024	300,000	319,948

			17,752,467

Metals & Mining—0.3%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	458,564
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	500,000	560,253
5.000%	09/30/2043	350,000	414,649
4.125%	02/24/2042	400,000	416,422
Goldcorp, Inc. (Canada)
3.625%	06/09/2021	400,000	422,070
Newmont Mining Corp.
6.250%	10/01/2039	26,000	30,767
3.500%	03/15/2022	400,000	415,948
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	174,575
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042	300,000	334,748
3.500%	03/22/2022	485,000	523,953
Southern Copper Corp.
7.500%	07/27/2035	250,000	295,920
5.875%	04/23/2045	500,000	499,812
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	400,000	390,800
4.625%	09/15/2020	500,000	514,750

			5,453,231

Mortgage Backed—0.1%
BPCE SA (France)
4.000%	04/15/2024	750,000	824,144

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Santander Bank NA
2.000%	01/12/2018	$300,000	$300,112

			1,124,256

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018	500,000	503,115
Kohl’s Corp.
4.000%	11/01/2021	300,000	321,334
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029	100,000	114,253
6.650%	07/15/2024	100,000	119,009
4.300%	02/15/2043	200,000	170,155
Nordstrom, Inc.
4.000%	10/15/2021	100,000	107,363
Target Corp.
6.350%	11/01/2032	354,000	482,718
6.000%	01/15/2018	500,000	530,995
4.000%	07/01/2042	200,000	218,374

			2,567,316

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022	400,000	416,401
Berkshire Hathaway Energy Co.
6.125%	04/01/2036	200,000	266,480
2.400%	02/01/2020	750,000	768,831
CMS Energy Corp.
4.700%	03/31/2043	500,000	573,771
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039	300,000	382,360
Consumers Energy Co.
3.125%	08/31/2024	500,000	527,159
Dominion Resources, Inc.
2.500%	12/01/2019	400,000	409,961
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	336,546
NiSource Finance Corp.
5.450%	09/15/2020	500,000	562,112
5.250%	02/15/2043	300,000	357,822
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	342,975
Sempra Energy
6.150%	06/15/2018	250,000	268,863

			5,213,281

Oil, Gas & Consumable Fuels—2.2%
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	569,609
Apache Corp.
5.250%	02/01/2042	500,000	527,957
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	193,870
Boardwalk Pipelines LP
3.375%	02/01/2023	200,000	190,034
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020	300,000	330,002
3.814%	02/10/2024	350,000	378,257
3.245%	05/06/2022	200,000	210,805
2.750%	05/10/2023	500,000	508,813
2.237%	05/10/2019	500,000	508,176
Buckeye Partners LP
2.650%	11/15/2018	250,000	252,624
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	526,324

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.450%	11/15/2021		$200,000	$206,087
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	469,102
Chevron Corp.
3.191%	06/24/2023		400,000	426,436
2.954%	05/16/2026		500,000	517,281
2.355%	12/05/2022		400,000	407,579
1.790%	11/16/2018		660,000	667,041
1.345%	11/15/2017		500,000	501,108
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043		200,000	213,398
3.000%	05/09/2023		200,000	202,772
1.750%	05/09/2018		200,000	200,416
Columbia Pipeline Group, Inc.
5.800%	06/01/2045		350,000	416,882
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	598,187
ConocoPhillips Co.
4.300%	11/15/2044		500,000	514,441
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	637,237
Devon Energy Corp.
7.950%	04/15/2032		350,000	429,842
5.850%	12/15/2025	†	500,000	563,685
5.600%	07/15/2041		100,000	101,234
Dominion Gas Holdings LLC
3.600%	12/15/2024		500,000	532,331
3.550%	11/01/2023		250,000	263,450
Ecopetrol SA (Colombia)
4.250%	09/18/2018		500,000	519,375
4.125%	01/16/2025		400,000	389,380
Enable Midstream Partners LP
5.000%	05/15/2044		350,000	300,435
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	349,532
7.375%	10/15/2045		90,000	114,190
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	418,538
5.200%	02/01/2022		300,000	325,525
5.150%	03/15/2045		300,000	278,882
4.050%	03/15/2025		750,000	745,192
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	232,449
5.100%	02/15/2045		250,000	269,895
4.450%	02/15/2043		200,000	196,619
3.700%	02/15/2026		170,000	175,337
3.350%	03/15/2023		300,000	307,404
2.550%	10/15/2019		400,000	407,473
1.650%	05/07/2018		200,000	200,151
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	183,603
EOG Resources, Inc.
4.100%	02/01/2021		300,000	323,561
Exxon Mobil Corp.
3.567%	03/06/2045		300,000	304,787
3.176%	03/15/2024		400,000	426,083
3.043%	03/01/2026		500,000	524,767
2.709%	03/06/2025		300,000	308,605
1.708%	03/01/2019		700,000	707,713
Hess Corp.
7.300%	08/15/2031		250,000	297,184
5.800%	04/01/2047		200,000	205,365
4.300%	04/01/2027		200,000	201,972

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HollyFrontier Corp.
5.875%	04/01/2026		$287,000	$311,455
Husky Energy, Inc. (Canada)
3.950%	04/15/2022		200,000	212,044
Kerr-McGee Corp.
7.875%	09/15/2031		750,000	932,541
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	323,642
6.500%	02/01/2037		300,000	324,450
5.950%	02/15/2018		300,000	315,597
5.000%	03/01/2043		200,000	188,788
4.700%	11/01/2042		200,000	185,162
4.150%	03/01/2022		500,000	525,345
3.500%	09/01/2023		400,000	401,214
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	195,267
Marathon Oil Corp.
5.900%	03/15/2018		455,000	475,710
Marathon Petroleum Corp.
5.850%	12/15/2045		500,000	509,715
5.000%	09/15/2054		400,000	352,164
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	670,623
Noble Energy, Inc.
5.250%	11/15/2043		300,000	306,470
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	306,199
ONEOK Partners LP
4.900%	03/15/2025	†	200,000	215,510
3.375%	10/01/2022		300,000	303,090
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	119,822
Phillips 66
4.300%	04/01/2022		400,000	440,237
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	213,092
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	165,594
2.850%	01/31/2023		400,000	379,640
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%	03/01/2022		250,000	275,978
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	359,692
3.150%	01/23/2022		500,000	530,499
2.650%	01/15/2024		300,000	307,371
1.250%	11/09/2017		500,000	499,770
1.150%	05/15/2018		300,000	299,413
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	646,855
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	192,849
3.450%	01/15/2023		200,000	200,195
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	420,348
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	187,766
Total Capital International SA (France)
3.700%	01/15/2024		250,000	274,399
2.875%	02/17/2022		400,000	419,823
2.100%	06/19/2019		300,000	306,044
Total Capital SA (France)
4.450%	06/24/2020		300,000	329,846

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		$500,000	$611,096
3.750%	10/16/2023		400,000	427,504
Valero Energy Corp.
6.625%	06/15/2037		500,000	587,611
Western Gas Partners LP
2.600%	08/15/2018		250,000	250,295
Williams Partners LP
6.300%	04/15/2040		100,000	110,289
5.250%	03/15/2020		100,000	108,343
4.500%	11/15/2023		350,000	363,277
4.125%	11/15/2020		300,000	312,082
4.000%	09/15/2025		70,000	70,118
Williams Partners LP/ACMP Finance Corp.
4.875%	05/15/2023		350,000	354,445

				37,598,276

Pharmaceuticals—1.0%
Actavis Funding SCS (Luxembourg)
4.750%	03/15/2045		500,000	548,900
4.550%	03/15/2035		300,000	319,648
3.000%	03/12/2020		560,000	578,669
2.350%	03/12/2018		300,000	303,200
Actavis, Inc.
6.125%	08/15/2019		500,000	558,613
AstraZeneca plc (United Kingdom)
4.000%	09/18/2042		300,000	313,275
3.375%	11/16/2025		255,000	272,654
2.375%	11/16/2020		270,000	277,830
Bristol-Myers Squibb Co.
3.250%	08/01/2042		500,000	501,923
Eli Lilly & Co.
3.700%	03/01/2045		500,000	538,994
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	315,936
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,257,432
Johnson & Johnson
4.950%	05/15/2033		200,000	254,368
4.850%	05/15/2041		200,000	262,775
3.700%	03/01/2046		170,000	189,960
3.550%	05/15/2021		200,000	218,585
Merck & Co., Inc.
6.550%	09/15/2037		200,000	285,699
6.500%	12/01/2033		250,000	349,931
3.600%	09/15/2042		200,000	209,688
2.400%	09/15/2022		200,000	205,938
1.100%	01/31/2018		200,000	200,247
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		500,000	550,366
Mylan NV (Netherlands)
3.950%	06/15/2026	^	190,000	191,807
3.750%	12/15/2020	^	500,000	522,685
Mylan, Inc.
5.400%	11/29/2043		250,000	269,365
Novartis Capital Corp.
4.400%	05/06/2044		230,000	272,343
4.000%	11/20/2045		500,000	555,127
3.400%	05/06/2024		500,000	547,696
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	544,786
Perrigo Co. plc (Ireland)
2.300%	11/08/2018		300,000	301,182

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pfizer, Inc.
4.400%	05/15/2044	$350,000	$405,353
3.400%	05/15/2024	350,000	382,131
3.000%	06/15/2023	1,000,000	1,066,109
Pharmacia LLC
6.500%	12/01/2018	350,000	389,177
Shire Acquisitions Investments Ireland Designated Activity Co. (Ireland)
3.200%	09/23/2026	500,000	503,445
2.400%	09/23/2021	350,000	350,842
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036	13,000	16,493
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020	200,000	202,072
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
3.150%	10/01/2026	450,000	453,046
Wyeth LLC
6.500%	02/01/2034	250,000	340,891
Zoetis, Inc.
4.700%	02/01/2043	200,000	211,278
3.250%	02/01/2023	300,000	309,581

			16,350,040

Professional Services—0.0%
Verisk Analytics, Inc.
4.000%	06/15/2025	496,000	527,619

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030	300,000	454,649
5.150%	09/01/2043	350,000	436,289
3.450%	09/15/2021	200,000	215,766
3.000%	04/01/2025	300,000	315,136
Canadian National Railway Co. (Canada)
2.950%	11/21/2024	100,000	105,755
2.250%	11/15/2022	300,000	304,829
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019	300,000	342,460
3.700%	02/01/2026	160,000	173,866
CSX Corp.
7.375%	02/01/2019	300,000	339,753
6.000%	10/01/2036	334,000	431,833
4.500%	08/01/2054	500,000	543,312
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	334,458
4.800%	08/15/2043	350,000	407,295
3.850%	01/15/2024	200,000	218,961
3.250%	12/01/2021	200,000	212,663
Ryder System, Inc. MTN
2.350%	02/26/2019	400,000	406,304
Union Pacific Corp.
4.821%	02/01/2044	557,000	673,731
3.750%	03/15/2024	500,000	552,395

			6,469,455

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.900%	07/29/2045	300,000	358,724
4.800%	10/01/2041	300,000	354,207
4.250%	12/15/2042	200,000	218,410
3.300%	10/01/2021	300,000	323,408
1.350%	12/15/2017	400,000	401,320
KLA-Tencor Corp.
3.375%	11/01/2019	350,000	362,849

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
QUALCOMM, Inc.
4.800%	05/20/2045		$140,000	$153,205
4.650%	05/20/2035		100,000	107,546
3.450%	05/20/2025		250,000	266,536
2.250%	05/20/2020		340,000	347,346
Texas Instruments, Inc.
1.650%	08/03/2019		275,000	278,475
Xilinx, Inc.
2.125%	03/15/2019		150,000	151,957

				3,323,983

Software—0.5%
Microsoft Corp.
4.750%	11/03/2055		90,000	104,254
4.500%	10/01/2040		300,000	344,524
4.450%	11/03/2045		277,000	315,723
4.200%	11/03/2035		295,000	330,425
3.950%	08/08/2056		680,000	690,997
3.750%	02/12/2045		300,000	305,272
3.625%	12/15/2023		750,000	824,232
2.700%	02/12/2025		300,000	310,919
2.400%	08/08/2026		450,000	450,957
2.000%	11/03/2020		270,000	275,756
1.850%	02/12/2020		300,000	305,113
Oracle Corp.
5.750%	04/15/2018		500,000	535,016
5.375%	07/15/2040		500,000	615,938
4.500%	07/08/2044		350,000	386,010
3.900%	05/15/2035		280,000	290,041
2.800%	07/08/2021		350,000	365,849
2.500%	10/15/2022		400,000	410,781
2.250%	10/08/2019		1,000,000	1,025,167

				7,886,974

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	213,799
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†	500,000	519,301
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	755,855
3.500%	09/15/2056		200,000	196,070
2.000%	06/15/2019		400,000	408,480
2.000%	04/01/2021		450,000	457,813
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	397,352
4.250%	09/15/2044		400,000	445,457
Staples, Inc.
4.375%	01/12/2023		170,000	175,448
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	315,413

				3,884,988

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.
4.650%	02/23/2046		215,000	248,719
4.375%	05/13/2045		450,000	497,789
3.850%	05/04/2043		300,000	307,365
3.450%	05/06/2024		400,000	433,326
3.200%	05/13/2025		350,000	373,465
2.850%	05/06/2021		500,000	527,257
2.450%	08/04/2026		475,000	476,071
2.400%	05/03/2023		300,000	305,722
2.250%	02/23/2021		360,000	369,514
2.000%	05/06/2020		440,000	450,073

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.000%	05/03/2018		$200,000	$199,768
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.350%	07/15/2046	^	180,000	216,184
8.100%	07/15/2036	^	215,000	253,402
6.020%	06/15/2026	^	625,000	686,438
4.420%	06/15/2021	^	785,000	821,273
3.480%	06/01/2019	^	285,000	293,299
Hewlett Packard Enterprise Co.
6.350%	10/15/2045	^	400,000	414,157
4.900%	10/15/2025	^	290,000	310,073
3.600%	10/15/2020	^	430,000	451,581
2.850%	10/05/2018	^	440,000	448,526
HP, Inc.
6.000%	09/15/2041		200,000	205,524
4.650%	12/09/2021		300,000	329,215
3.750%	12/01/2020		81,000	85,414
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	396,250

				9,100,405

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	315,770
2.250%	05/01/2023		300,000	310,698
Under Armour, Inc.
3.250%	06/15/2026		140,000	141,231

				767,699

Tobacco—0.3%
Altria Group, Inc.
9.250%	08/06/2019		524,000	636,975
4.250%	08/09/2042		450,000	488,828
4.000%	01/31/2024		500,000	559,186
Philip Morris International, Inc.
5.650%	05/16/2018		1,500,000	1,604,515
4.375%	11/15/2041		200,000	222,675
2.900%	11/15/2021		200,000	210,054
2.750%	02/25/2026		285,000	292,712
Reynolds American, Inc.
6.875%	05/01/2020		300,000	351,590
6.150%	09/15/2043		300,000	396,952
4.450%	06/12/2025		400,000	447,084
3.250%	06/12/2020		270,000	284,306

				5,494,877

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022		140,000	146,903
3.375%	01/15/2019	†	200,000	205,924
GATX Corp.
4.750%	06/15/2022		300,000	334,855

				687,682

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	360,138
5.000%	03/30/2020		400,000	440,288
3.125%	07/16/2022		500,000	513,273
Rogers Communications, Inc. (Canada)
7.500%	08/15/2038		120,000	164,884
6.800%	08/15/2018		200,000	219,292
3.625%	12/15/2025		200,000	217,367
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	511,219

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		$250,000	$347,654
6.150%	02/27/2037		200,000	242,913
1.500%	02/19/2018		300,000	299,899

				3,316,927

TOTAL CORPORATE OBLIGATIONS (Cost $416,835,129)				438,825,457

MORTGAGE-BACKED SECURITIES—29.2%
Commercial Mortgage-Backed Securities—1.4%
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		1,000,000	1,025,692
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		202,633	202,608
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	709,303
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		1,000,000	1,050,421
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.314%	04/10/2049		1,000,000	1,064,883
COMM Mortgage Trust, Series 2013-CR11, Class B
5.329%	10/10/2046	#	500,000	575,984
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	557,873
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	556,910
COMM Mortgage Trust, Series 2015-CR22, Class A2
2.856%	03/10/2048		216,000	224,176
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048		1,000,000	1,057,727
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020	#	900,000	992,431
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021		1,500,000	1,642,328
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021		575,000	608,595
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2
3.320%	02/25/2023	#	1,000,000	1,093,102
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023		382,752	401,387
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023	#	865,000	946,030
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023	#	800,000	863,102
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019		329,143	332,601
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,071,267
GS Mortgage Securities Trust, Series 2015-GC34, Class A4
3.506%	10/10/2048		1,000,000	1,080,185
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045		500,000	538,764
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047		1,000,000	1,097,301

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047			$500,000	$546,943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045			500,000	524,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046			612,036	626,566
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046			800,000	847,539
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047			1,000,000	1,120,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4
3.249%	02/15/2048			350,000	373,046
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049			550,000	581,298
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			500,000	522,417
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A3
3.290%	05/15/2048			1,000,000	1,058,275

					23,893,760

U.S. Government Agency Mortgage-Backed Securities—27.8%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		109,501	127,193
7.000%	12/01/2031 09/01/2036	-		129,993	150,305
6.500%	11/01/2016 01/01/2039	-		616,674	721,186
6.100%	01/01/2037		#	39,554	39,770
6.000%	11/01/2016 10/01/2038	-		1,670,148	1,925,580
5.689%	02/01/2037		#	32,858	34,173
5.500%	02/01/2018 08/01/2039	-		3,277,864	3,711,429
5.000%	08/01/2017 07/01/2041	-		5,628,662	6,236,738
4.500%	08/01/2018 02/01/2045	-		9,257,233	10,146,030
4.000%	07/01/2018 10/01/2045	-		20,555,754	22,075,515
3.500%	06/01/2022 06/01/2046	-		31,934,373	33,743,608
3.065%	06/01/2041		#	36,242	38,369
3.000%	08/01/2023 04/01/2046	-		28,834,273	30,120,017
2.675%	03/01/2045		#	158,135	163,043
2.500%	08/01/2027 07/01/2043	-		8,491,989	8,806,461
2.396%	10/01/2043		#	480,137	495,128
2.149%	08/01/2043		#	616,114	631,989
2.000%	08/01/2029			916,539	933,289
Federal Home Loan Mortgage Corp. TBA
5.000%- 3.500%	10/15/2031 10/15/2046	-		750,000	694,536
3.000%	10/15/2031 10/15/2046	-		5,100,000	5,298,892
2.500%- 2.000%	10/15/2031			1,325,000	1,373,839

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		$13,726	$14,728
7.000%	03/01/2030 04/01/2038	-		348,927	397,222
6.500%	02/01/2017 10/01/2039	-		623,045	742,054
6.000%	04/01/2021 11/01/2039	-		2,341,877	2,690,147
5.500%	01/01/2018 09/01/2041	-		6,697,025	7,580,066
5.000%	03/01/2018 12/01/2043	-		8,113,311	9,012,099
4.500%	03/01/2018 02/01/2045	-		14,907,856	16,318,246
4.000%	08/01/2018 04/01/2046	-		29,562,597	31,792,789
3.593%	08/01/2040		#	61,241	64,231
3.500%	09/01/2025 05/01/2046	-		40,677,385	43,022,342
3.500%	02/01/2041		#	67,725	71,192
3.416%	05/01/2041		#	105,510	111,323
3.000%	01/01/2026 09/01/2046	-		44,280,588	46,260,408
2.950%	05/01/2042		#	187,863	195,644
2.805%	01/01/2042		#	253,555	264,260
2.674%	12/01/2043		#	39,469	41,092
2.500%	08/01/2027 01/01/2046	-		12,399,884	12,836,168
2.000%	09/01/2029 05/01/2030	-		1,365,445	1,389,217
Federal National Mortgage Association - ACES, Series 2012-M5, Class A2
2.715%	02/25/2022			1,000,000	1,050,175
Federal National Mortgage Association - ACES, Series 2013-M14, Class APT
2.586%	04/25/2023		#	903,642	932,602
Federal National Mortgage Association - ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024		#	627,688	676,576
Federal National Mortgage Association - ACES, Series 2015-M1, Class A2
2.532%	09/25/2024			1,500,000	1,558,146
Federal National Mortgage Association TBA
5.000%- 4.000%	10/25/2046			5,125,000	5,477,705
3.500%	10/25/2046			15,125,000	15,960,419
3.000%	10/25/2031 10/25/2046	-		8,450,000	8,780,947
2.500%	10/25/2031			1,725,000	1,786,811
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		184,211	227,779
6.500%	03/15/2026 01/15/2039	-		493,661	569,517
6.000%	02/15/2033 12/15/2039	-		1,178,576	1,361,959
5.500%	01/15/2024 07/20/2040	-		2,349,034	2,673,016
5.000%	03/20/2033 03/20/2045	-		6,911,460	7,681,872
4.500%	04/20/2026 10/20/2045	-		11,880,293	13,003,604
4.000%	08/15/2024 02/20/2046	-		22,254,770	23,909,678
3.500%	12/15/2025 03/20/2046	-		21,740,260	23,129,202

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
3.000%	04/15/2027 06/15/2046	-		$19,256,150	$20,237,483
3.000%	07/20/2042		#	240,041	249,212
2.500%	12/20/2027 06/20/2045	-		1,345,559	1,389,171
2.500%	01/20/2043 11/20/2043	-	#	200,753	205,430
Government National Mortgage Association TBA
5.000%- 3.500%	10/15/2046			22,800,000	24,118,878
3.000%	10/15/2046			12,375,000	12,964,746

					468,215,246

TOTAL MORTGAGE-BACKED SECURITIES (Cost $479,002,814)					492,109,006

U.S. TREASURY OBLIGATIONS—36.1%
U.S. Treasury Bonds—6.9%
U.S. Treasury Bond
9.125%	05/15/2018			1,060,000	1,203,204
8.875%	02/15/2019			2,035,000	2,423,876
8.500%	02/15/2020			951,000	1,189,419
7.625%	11/15/2022			1,750,000	2,402,284
7.250%	08/15/2022			1,720,000	2,302,819
7.125%	02/15/2023			2,400,000	3,251,345
6.500%	11/15/2026			1,500,000	2,185,282
6.375%	08/15/2027			1,070,000	1,572,837
6.250%	08/15/2023			1,160,000	1,530,158
6.125%	11/15/2027 08/15/2029	-		2,532,000	3,708,365
5.375%	02/15/2031			1,484,000	2,165,683
4.750%	02/15/2041			713,000	1,052,232
4.625%	02/15/2040			2,183,000	3,150,726
4.500%	05/15/2038			1,155,000	1,640,123
4.375%	11/15/2039 05/15/2041	-		5,015,000	7,020,592
4.250%	05/15/2039 11/15/2040	-		4,513,000	6,204,029
3.875%	08/15/2040			1,850,000	2,414,178
3.750%	08/15/2041 11/15/2043	-		3,240,000	4,196,403
3.625%	08/15/2043 02/15/2044	-		8,290,000	10,558,269
3.375%	05/15/2044			2,985,000	3,642,807
3.125%	11/15/2041 08/15/2044	-		10,670,000	12,441,003
3.000%	05/15/2042 11/15/2045	-		11,311,000	12,902,288
2.875%	05/15/2043 08/15/2045	-		6,740,000	7,507,798
2.750%	08/15/2042 11/15/2042	-		5,573,000	6,071,451
2.500%	02/15/2045 05/15/2046	-		9,415,000	9,736,170
2.250%	08/15/2046			3,815,000	3,746,002

					116,219,343

U.S. Treasury Notes—29.2%
U.S. Treasury Note
4.250%	11/15/2017			2,430,000	2,526,092
4.000%	08/15/2018			2,900,000	3,077,341
3.875%	05/15/2018			590,000	620,030
3.750%	11/15/2018			2,350,000	2,496,003
3.625%	08/15/2019 02/15/2021	-		9,790,000	10,751,799

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.500%	02/15/2018 05/15/2020	-	$5,851,000	$6,248,132
3.375%	11/15/2019		4,690,000	5,043,030
3.125%	05/15/2019 05/15/2021	-	6,494,000	6,970,732
2.875%	03/31/2018		1,060,000	1,093,705
2.750%	12/31/2017 02/15/2024	-	10,089,000	10,591,052
2.625%	01/31/2018 11/15/2020	-	10,420,000	10,951,437
2.500%	08/15/2023 05/15/2024	-	9,375,000	10,066,378
2.375%	05/31/2018 08/15/2024	-	9,154,000	9,615,816
2.250%	03/31/2021 11/15/2025	-	21,033,000	22,145,331
2.125%	08/31/2020 05/15/2025	-	24,338,000	25,429,502
2.000%	07/31/2020 08/15/2025	-	46,753,000	48,517,003
1.875%	06/30/2020 11/30/2021	-	7,205,000	7,437,201
1.750%	09/30/2019 05/15/2023	-	17,402,000	17,844,552
1.625%	03/31/2019 05/15/2026	-	56,343,000	57,176,862
1.500%	08/31/2018 08/15/2026	-	39,897,000	40,379,558
1.375%	06/30/2018 09/30/2023	-	45,424,000	45,903,316
1.250%	10/31/2018 07/31/2023	-	24,043,000	24,154,529
1.125%	01/15/2019 09/30/2021	-	30,075,000	30,125,944
1.000%	12/15/2017 11/30/2019	-	24,450,000	24,540,489
0.875%	11/15/2017 09/15/2019	-	23,073,000	23,101,457
0.750%	12/31/2017 08/15/2019	-	32,406,000	32,395,139
0.625%	11/30/2017 06/30/2018	-	12,535,000	12,519,629

				491,722,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $593,776,089)				607,941,402

GOVERNMENT RELATED OBLIGATIONS—7.4%
U.S. Government Agencies—2.4%
Federal Farm Credit Bank
1.580%	02/17/2021		150,000	150,039
0.750%	04/18/2018		1,000,000	998,738
Federal Home Loan Bank
5.500%	07/15/2036		500,000	726,209
1.625%	06/14/2019		1,000,000	1,016,225
1.375%	02/18/2021		500,000	503,354
1.125%	07/14/2021		1,500,000	1,490,018
1.000%	12/19/2017		1,000,000	1,003,063
0.875%	10/01/2018		1,000,000	999,855
0.625%	08/07/2018		1,500,000	1,494,428
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031		400,000	619,070
6.250%	07/15/2032		650,000	983,370
5.125%	11/17/2017		800,000	838,976

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.875%	06/13/2018			$1,000,000	$1,068,313
3.750%	03/27/2019			500,000	534,630
2.375%	01/13/2022			1,000,000	1,053,823
1.375%	05/01/2020			1,000,000	1,011,381
1.250%	08/01/2019		†	1,000,000	1,007,677
1.250%	10/02/2019			1,000,000	1,007,504
1.020%	04/30/2018			825,000	825,074
1.000%	12/15/2017			1,000,000	1,003,565
0.875%	03/07/2018			1,500,000	1,501,389
Federal Home Loan Mortgage Corp. MTN
0.750%	04/09/2018			1,000,000	999,246
Federal Home Loan Mortgage Corp., Series 4
1.000%	05/25/2018			350,000	350,016
Federal National Mortgage Association
7.125%	01/15/2030			700,000	1,095,809
6.250%	05/15/2029			540,000	780,775
2.625%	09/06/2024			500,000	535,840
2.602%	10/09/2019			1,000,000	960,311
1.875%	02/19/2019			1,000,000	1,022,699
1.750%	11/26/2019			750,000	767,102
1.625%	11/27/2018			1,000,000	1,016,476
1.250%	02/26/2019 05/06/2021	-		2,250,000	2,250,242
1.125%	04/30/2018 09/09/2019	-		1,500,000	1,499,534
1.000%	12/28/2017			350,000	350,100
0.875%	10/26/2017 05/21/2018	-		3,000,000	3,004,483
Federal National Mortgage Association, Series 0003
1.125%	07/26/2019			1,000,000	999,083
Federal National Mortgage Association, Series 1
1.000%	04/30/2018			500,000	500,059
Financing Corp.
8.600%	09/26/2019			500,000	609,339
Financing Corp., Series E
9.650%	11/02/2018			500,000	590,789
Israel Government AID Bond (Israel)
5.500%	04/26/2024			350,000	441,880
Tennessee Valley Authority
5.250%	09/15/2039			500,000	692,713
3.500%	12/15/2042			500,000	547,288
1.750%	10/15/2018			500,000	508,586
Tennessee Valley Authority, Series E
6.250%	12/15/2017			1,200,000	1,277,706

					40,636,777

Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
1.750%	08/19/2019			500,000	509,692
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022			400,000	467,159
3.250%	08/12/2026			500,000	545,034
2.250%	01/21/2020			300,000	306,364
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018			350,000	354,474
Japan Bank for International Cooperation (Japan)
2.375%	04/20/2026			300,000	311,387
1.875%	04/20/2021			220,000	222,345
1.750%	07/31/2018			500,000	503,986
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025			500,000	507,196
KFW (Germany)
4.500%	07/16/2018			500,000	531,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.000%	01/27/2020			$1,050,000	$1,144,995
2.125%	01/17/2023			500,000	517,115
2.000%	10/04/2022 05/02/2025	-		1,230,000	1,258,259
1.875%	04/01/2019 06/30/2020	-		1,600,000	1,633,750
1.625%	03/15/2021			520,000	526,089
0.000%	04/18/2036			750,000	460,183
KFW MTN (Germany)
4.375%	03/15/2018			1,250,000	1,312,381
2.750%	09/08/2020 10/01/2020	-		1,000,000	1,057,167
0.875%	04/19/2018			1,010,000	1,009,452
Korea Development Bank (The) (Korea, Republic of)
3.750%	01/22/2024			750,000	827,855
2.875%	08/22/2018			350,000	360,291
Landwirtschaftliche Rentenbank (Germany)
2.375%	06/10/2025		†	500,000	524,618
1.875%	09/17/2018			500,000	509,020
1.750%	04/15/2019			250,000	254,268
Oesterreichische Kontrollbank AG (Austria)
1.625%	03/12/2019			350,000	354,062
1.500%	10/21/2020			180,000	181,019
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019			1,000,000	1,129,000
6.625%	06/15/2035			500,000	511,425
5.625%	01/23/2046			250,000	219,012
5.500%	01/21/2021		†	500,000	529,375
5.500%	06/27/2044			800,000	697,520
4.875%	01/18/2024			500,000	507,500
Svensk Exportkredit AB (Sweden)
1.875%	06/17/2019			500,000	508,607

					20,291,848

Sovereign Debt—1.1%
Canada Government International Bond (Canada)
1.625%	02/27/2019			750,000	761,952
Chile Government International Bond (Chile)
3.875%	08/05/2020		†	150,000	163,350
Colombia Government International Bond (Colombia)
11.750%	02/25/2020			200,000	262,500
8.125%	05/21/2024		†	200,000	265,250
7.375%	09/18/2037			200,000	270,500
6.125%	01/18/2041			500,000	606,250
5.625%	02/26/2044			500,000	581,250
Finland Government International Bond (Finland)
6.950%	02/15/2026			150,000	206,199
Israel Government International Bond (Israel)
4.000%	06/30/2022			400,000	445,000
Italy Government International Bond (Italy)
6.875%	09/27/2023			450,000	565,170
5.375%	06/15/2033			300,000	370,670
Korea International Bond (Korea, Republic of)
3.875%	09/11/2023			250,000	285,612
Mexico Government International Bond (Mexico)
6.050%	01/11/2040			500,000	610,625
3.625%	03/15/2022			300,000	316,875
Mexico Government International Bond MTN (Mexico)
8.300%	08/15/2031		†	550,000	893,750
5.950%	03/19/2019		†	1,000,000	1,110,250
4.750%	03/08/2044			800,000	831,000
3.500%	01/21/2021		†	500,000	532,750

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Panama Government International Bond (Panama)
6.700%	01/26/2036			$288,000	$394,560
5.200%	01/30/2020			450,000	498,375
3.750%	03/16/2025			300,000	324,375
Peruvian Government International Bond (Peru)
7.350%	07/21/2025			400,000	555,000
6.550%	03/14/2037		†	500,000	708,750
Philippine Government International Bond (Philippines)
10.625%	03/16/2025			600,000	980,199
9.500%	02/02/2030			400,000	690,660
6.500%	01/20/2020		†	300,000	346,504
5.000%	01/13/2037			500,000	646,145
Poland Government International Bond (Poland)
6.375%	07/15/2019			500,000	563,255
5.125%	04/21/2021			1,300,000	1,471,564
South Africa Government International Bond (South Africa)
5.375%	07/24/2044		†	300,000	326,850
4.875%	04/14/2026			350,000	368,896
4.665%	01/17/2024		†	400,000	423,526
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022			330,815	427,248
4.375%	10/27/2027			260,000	281,125
4.125%	11/20/2045			200,000	188,500

					18,274,485

Supranational—1.6%
African Development Bank, Series GDIF
1.625%	10/02/2018			500,000	506,495
Asian Development Bank MTN
2.125%	11/24/2021		†	400,000	413,634
2.000%	01/22/2025			250,000	254,694
1.875%	02/18/2022		†	500,000	510,434
1.750%	09/11/2018			500,000	507,850
1.500%	01/22/2020			250,000	252,916
1.375%	03/23/2020			300,000	302,203
1.125%	06/05/2018			500,000	501,609
Council Of Europe Development Bank
1.750%	11/14/2019			400,000	406,863
1.625%	03/10/2020			750,000	759,793
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022			400,000	408,515
1.750%	06/14/2019			500,000	508,743
European Investment Bank
4.875%	02/15/2036			350,000	485,096
2.875%	09/15/2020			1,250,000	1,326,060
2.500%	04/15/2021			500,000	524,624
2.000%	03/15/2021			735,000	755,137
1.875%	03/15/2019			1,500,000	1,528,827
1.375%	06/15/2020			580,000	581,890
1.250%	05/15/2018			300,000	301,361
1.125%	08/15/2019			1,800,000	1,799,825
1.000%	03/15/2018 06/15/2018	-		1,400,000	1,400,715
European Investment Bank MTN
1.625%	12/18/2018			1,000,000	1,013,294
Inter-American Development Bank
3.000%	02/21/2024			250,000	273,477
1.750%	08/24/2018			400,000	407,137
Inter-American Development Bank MTN
3.875%	02/14/2020			400,000	434,975
2.125%	01/15/2025			250,000	257,981
1.875%	06/16/2020			750,000	767,949
1.250%	01/16/2018			450,000	452,576

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
0.875%	03/15/2018			$1,000,000	$1,000,949
International Bank for Reconstruction & Development
1.875%	10/07/2019 10/07/2022	-		680,000	694,269
1.750%	04/19/2023			795,000	805,099
1.000%	10/05/2018			490,000	490,853
0.875%	07/19/2018			470,000	470,219
International Bank for Reconstruction & Development, Series GDIF
2.500%	07/29/2025			800,000	848,243
1.875%	03/15/2019			500,000	510,964
1.625%	02/10/2022			900,000	910,689
1.375%	04/10/2018 05/24/2021	-	†	905,000	909,643
1.375%	09/20/2021			300,000	300,461
1.000%	11/15/2017			1,060,000	1,062,385
International Finance Corp.
1.750%	09/16/2019			500,000	508,850
International Finance Corp. MTN
2.125%	11/17/2017			500,000	507,205
1.250%	07/16/2018			500,000	502,990
Nordic Investment Bank
1.125%	03/19/2018			300,000	300,951

					27,468,443

U.S. Municipal Bonds—0.9%
American Municipal Power, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050			200,000	300,828
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049			200,000	306,152
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034			400,000	620,348
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044			350,000	352,170
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028			400,000	446,384
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037			100,000	130,901
City of New York General Obligation Bonds, Series H1 (New York)
5.846%	06/01/2040			200,000	279,106
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034			400,000	497,608
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048			300,000	398,856
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042			200,000	283,900
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044			300,000	397,452
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035			300,000	359,034

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	$200,000	$204,092
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	256,592
5.750%	07/01/2034	300,000	401,868
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	380,772
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1, Class B (New York)
6.648%	11/15/2039	300,000	432,387
6.548%	11/15/2031	200,000	271,502
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	405,279
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	253,200
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	761,590
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	424,059
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	271,564
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	239,376
Ohio State University (The), Series 2016 A (Ohio)
4.048%	12/01/2056	300,000	332,136
3.798%	12/01/2046	300,000	326,244
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	232,410
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	414,021
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	339,782
4.458%	10/01/2062	200,000	230,350
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	266,946
State of California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	801,205
7.300%	10/01/2039	200,000	303,956
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040	600,000	950,238
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	255,672
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	344,382
State of Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	482,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
State of Illinois General Obligation Bonds, Series 5 (Illinois)
7.350%	07/01/2035	$100,000	$112,710
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	371,832
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025	300,000	333,882
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043	200,000	265,800
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048	300,000	433,647
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019	300,000	304,536

			15,777,269

Non-U.S. Regional Authority Bonds—0.2%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	344,389
Province of Ontario (Canada)
4.400%	04/14/2020	200,000	220,397
2.500%	09/10/2021	400,000	416,932
1.200%	02/14/2018	400,000	400,985
Province of Quebec (Canada)
2.750%	08/25/2021	300,000	316,186
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024	700,000	743,791

			2,442,680

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $119,036,757)			124,891,502

ASSET-BACKED SECURITIES—0.5%
Automobiles—0.3%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3
0.900%	09/10/2018	29,197	29,196
CarMax Auto Owner Trust
Series 2014-1, Class A3
0.790%	10/15/2018	93,524	93,476
Fifth Third Auto Trust
Series 2014-3, Class A4
1.470%	05/17/2021	500,000	501,839
Ford Credit Auto Owner Trust
Series 2013-C, Class A4
1.250%	10/15/2018	482,337	482,792
Ford Credit Auto Owner Trust
Series 2016-B, Class A3
1.330%	10/15/2020	1,000,000	1,003,334
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4
1.040%	02/18/2020	300,000	300,032
Honda Auto Receivables Owner Trust
Series 2014-4, Class A3
0.990%	09/17/2018	344,925	345,052
Volkswagen Auto Lease Trust
Series 2015-A, Class A4
1.420%	07/22/2019	1,000,000	998,206

			3,753,927

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.2%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.200%	12/15/2022			$500,000	$511,725
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020			1,500,000	1,566,018
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.880%	01/23/2023			500,000	529,945
Citibank Credit Card Issuance Trust
Series 2014-A5, Class A5
2.680%	06/07/2023			1,000,000	1,053,484

					3,661,172

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A2
3.460%	08/15/2019			211,232	215,401

TOTAL ASSET-BACKED SECURITIES
(Cost $7,707,031)					7,630,500

				Shares	Value
MONEY MARKET FUNDS—5.6%
Institutional Money Market Funds—5.6%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%		†	†	¥1,900,000	1,900,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥		84,635,986	84,635,986
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%		†	†	¥1,900,000	1,900,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%		†	†	¥1,900,000	1,900,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%		†	†	¥1,900,000	1,900,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%		†	†	¥2,385,679	2,385,679

TOTAL MONEY MARKET FUNDS
(Cost $94,621,665)					94,621,665

TOTAL INVESTMENTS—104.9%
(Cost $1,710,979,485)					1,766,019,532
Other assets less liabilities—(4.9%)					(81,763,542)

NET ASSETS—100.0%					$1,684,255,990

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $9,029,603, which represents 0.5% of Net Assets. The illiquid 144A securities represented 0.5% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—99.3%
Aerospace & Defense—2.0%
Boeing Co. (The)		28,557	$3,762,099
General Dynamics Corp.		13,890	2,155,172
L-3 Communications Holdings, Inc.		3,717	560,263
Lockheed Martin Corp.		12,431	2,979,959
Northrop Grumman Corp.		8,630	1,846,389
Raytheon Co.		14,273	1,942,984
Rockwell Collins, Inc.		6,403	540,029
Textron, Inc.		12,603	500,969
TransDigm Group, Inc.	*	2,477	716,150
United Technologies Corp.		38,201	3,881,222

			18,885,236

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		6,935	488,640
Expeditors International of Washington, Inc.		8,652	445,751
FedEx Corp.		11,995	2,095,287
United Parcel Service, Inc., Class B		33,925	3,710,038

			6,739,716

Airlines—0.5%
Alaska Air Group, Inc.		5,581	367,565
American Airlines Group, Inc.		25,948	949,956
Delta Air Lines, Inc.		36,025	1,417,944
Southwest Airlines Co.		29,727	1,156,083
United Continental Holdings, Inc.	*	14,634	767,846

			4,659,394

Auto Components—0.4%
BorgWarner, Inc.		10,032	352,926
Delphi Automotive plc (United Kingdom)		13,254	945,275
Goodyear Tire & Rubber Co. (The)		13,329	430,527
Johnson Controls International plc		45,676	2,125,304

			3,854,032

Automobiles—0.5%
Ford Motor Co.		189,058	2,281,930
General Motors Co.		69,410	2,205,156
Harley-Davidson, Inc.	†	8,311	437,075

			4,924,161

Banks—5.3%
Bank of America Corp.		500,692	7,835,830
BB&T Corp.		40,035	1,510,120
Citigroup, Inc.		142,596	6,734,809
Citizens Financial Group, Inc.		26,327	650,540
Comerica, Inc.		8,659	409,744
Fifth Third Bancorp		36,390	744,539
Huntington Bancshares, Inc./Ohio		49,753	490,565
JPMorgan Chase & Co.		176,374	11,744,745
KeyCorp		50,444	613,903
M&T Bank Corp.		7,721	896,408
People’s United Financial, Inc.	†	15,981	252,819
PNC Financial Services Group, Inc. (The)		24,139	2,174,683
Regions Financial Corp.		59,045	582,774
SunTrust Banks, Inc.		24,594	1,077,217
U.S. Bancorp		78,999	3,388,267
Wells Fargo & Co.		221,671	9,815,592
Zions Bancorporation		9,636	298,909

			49,221,464

Beverages—2.2%
Brown-Forman Corp., Class B		9,104	431,894
Coca-Cola Co. (The)		190,507	8,062,256

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Constellation Brands, Inc., Class A		8,811	$1,466,943
Dr. Pepper Snapple Group, Inc.		9,234	843,157
Molson Coors Brewing Co., Class B		9,059	994,678
Monster Beverage Corp.	*	6,650	976,287
PepsiCo, Inc.		70,590	7,678,074

			20,453,289

Biotechnology—3.0%
AbbVie, Inc.		79,809	5,033,553
Alexion Pharmaceuticals, Inc.	*	11,094	1,359,459
Amgen, Inc.		36,705	6,122,761
Biogen, Inc.	*	10,788	3,376,968
Celgene Corp.	*	38,029	3,975,171
Gilead Sciences, Inc.		64,815	5,128,163
Regeneron Pharmaceuticals, Inc.	*	3,710	1,491,494
Vertex Pharmaceuticals, Inc.	*	12,057	1,051,491

			27,539,060

Building Products—0.1%
Allegion plc (Ireland)		4,795	330,424
Fortune Brands Home & Security, Inc.		6,910	401,471
Masco Corp.		15,469	530,741

			1,262,636

Capital Markets—2.5%
Affiliated Managers Group, Inc.	*	2,767	400,385
Ameriprise Financial, Inc.		7,971	795,267
Bank of New York Mellon Corp. (The)		52,490	2,093,301
BlackRock, Inc.		5,997	2,173,673
Charles Schwab Corp. (The)		59,329	1,873,016
CME Group, Inc.		16,718	1,747,365
E*TRADE Financial Corp.	*	13,520	393,702
Franklin Resources, Inc.		17,730	630,656
Goldman Sachs Group, Inc. (The)		18,528	2,988,010
Intercontinental Exchange, Inc.		5,749	1,548,551
Invesco Ltd.		19,306	603,699
Legg Mason, Inc.		5,196	173,962
Moody’s Corp.		8,264	894,826
Morgan Stanley		72,330	2,318,900
Nasdaq, Inc.		5,443	367,620
Northern Trust Corp.		10,467	711,651
S&P Global, Inc.		13,062	1,653,127
State Street Corp.		18,098	1,260,164
T. Rowe Price Group, Inc.		12,126	806,379

			23,434,254

Chemicals—2.1%
Air Products & Chemicals, Inc.		10,509	1,579,923
Albemarle Corp.		5,659	483,788
CF Industries Holdings, Inc.		11,777	286,770
Dow Chemical Co. (The)		55,261	2,864,178
E.I. Du Pont de Nemours & Co.		42,994	2,879,308
Eastman Chemical Co.		7,597	514,165
Ecolab, Inc.		12,922	1,572,866
FMC Corp.		6,732	325,425
International Flavors & Fragrances, Inc.		4,063	580,887
LyondellBasell Industries NV, Class A		16,669	1,344,521
Monsanto Co.		21,478	2,195,052
Mosaic Co. (The)		16,654	407,357
PPG Industries, Inc.		13,001	1,343,783
Praxair, Inc.		13,763	1,662,983

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		4,000	$1,106,640

			19,147,646

Commercial Services & Supplies—0.3%
Cintas Corp.		4,134	465,488
Pitney Bowes, Inc.		8,911	161,824
Republic Services, Inc.		10,956	552,730
Stericycle, Inc.	*	4,075	326,571
Waste Management, Inc.		20,026	1,276,858

			2,783,471

Communications Equipment—1.1%
Cisco Systems, Inc.		246,614	7,822,596
F5 Networks, Inc.	*	3,048	379,903
Harris Corp.		5,824	533,537
Juniper Networks, Inc.		18,472	444,436
Motorola Solutions, Inc.		7,884	601,391

			9,781,863

Construction & Engineering—0.1%
Fluor Corp.		7,245	371,814
Jacobs Engineering Group, Inc.	*	5,486	283,736
Quanta Services, Inc.	*	6,484	181,487

			837,037

Construction Materials—0.1%
Martin Marietta Materials, Inc.		2,974	532,673
Vulcan Materials Co.		6,695	761,423

			1,294,096

Consumer Finance—0.7%
American Express Co.		38,223	2,447,801
Capital One Financial Corp.		25,100	1,802,933
Discover Financial Services		19,886	1,124,553
Navient Corp.		15,195	219,872
Synchrony Financial		39,063	1,093,764

			6,688,923

Containers & Packaging—0.3%
Avery Dennison Corp.		4,247	330,374
Ball Corp.		8,331	682,726
International Paper Co.		20,545	985,749
Owens-Illinois, Inc.	*	8,140	149,695
Sealed Air Corp.		9,370	429,333
WestRock Co.		11,830	573,518

			3,151,395

Distributors—0.1%
Genuine Parts Co.		7,346	737,906
LKQ Corp.	*	15,373	545,126

			1,283,032

Diversified Consumer Services—0.0%
H&R Block, Inc.		9,710	224,787

Diversified Financial Services—1.5%
Berkshire Hathaway, Inc., Class B	*	92,981	13,432,965
Leucadia National Corp.		16,457	313,341

			13,746,306

Diversified Telecommunication Services—2.6%
AT&T, Inc.		300,426	12,200,300
CenturyLink, Inc.		27,065	742,393
Frontier Communications Corp.	†	57,123	237,632
Level 3 Communications, Inc.	*	14,398	667,779
Verizon Communications, Inc.		199,880	10,389,762

			24,237,866

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—2.0%
Alliant Energy Corp.		11,446	$438,496
American Electric Power Co., Inc.		23,708	1,522,291
Duke Energy Corp.		33,422	2,675,097
Edison International		15,631	1,129,340
Entergy Corp.		8,469	649,826
Eversource Energy		15,102	818,226
Exelon Corp.		45,804	1,524,815
FirstEnergy Corp.		21,383	707,350
NextEra Energy, Inc.		22,699	2,776,542
PG&E Corp.		24,027	1,469,731
Pinnacle West Capital Corp.		5,596	425,240
PPL Corp.		33,345	1,152,737
Southern Co. (The)		47,763	2,450,242
Xcel Energy, Inc.		24,303	999,825

			18,739,758

Electrical Equipment—0.6%
Acuity Brands, Inc.		2,198	581,591
AMETEK, Inc.		10,888	520,229
Eaton Corp. plc		22,602	1,485,177
Emerson Electric Co.		31,508	1,717,501
Rockwell Automation, Inc.		6,291	769,641

			5,074,139

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		15,198	986,654
Corning, Inc.		51,005	1,206,268
FLIR Systems, Inc.		6,290	197,632
TE Connectivity Ltd. (Switzerland)		17,600	1,133,088

			3,523,642

Energy Equipment & Services—1.1%
Baker Hughes, Inc.		20,468	1,033,020
FMC Technologies, Inc.	*	11,117	329,841
Halliburton Co.		42,292	1,898,065
Helmerich & Payne, Inc.	†	5,102	343,365
National Oilwell Varco, Inc.		19,063	700,375
Schlumberger Ltd.		68,236	5,366,079
Transocean Ltd. (Switzerland)	*†	15,597	166,264

			9,837,009

Equity Real Estate Investment Trusts (REITs)—3.0%
American Tower Corp. REIT		21,010	2,381,063
Apartment Investment & Management Co., Class A REIT		7,952	365,076
AvalonBay Communities, Inc. REIT		6,825	1,213,758
Boston Properties, Inc. REIT		7,661	1,044,118
Crown Castle International Corp. REIT		16,265	1,532,326
Digital Realty Trust, Inc. REIT		7,345	713,346
Equinix, Inc. REIT		3,421	1,232,415
Equity Residential REIT		18,175	1,169,198
Essex Property Trust, Inc. REIT		3,310	737,137
Extra Space Storage, Inc. REIT		6,163	489,404
Federal Realty Investment Trust REIT		3,465	533,367
General Growth Properties, Inc. REIT		29,049	801,752
HCP, Inc. REIT		23,235	881,768
Host Hotels & Resorts, Inc. REIT		36,173	563,214
Iron Mountain, Inc. REIT		12,106	454,338
Kimco Realty Corp. REIT		20,401	590,609
Macerich Co. (The) REIT		6,022	486,999
Prologis, Inc. REIT		25,956	1,389,684
Public Storage REIT		7,191	1,604,600
Realty Income Corp. REIT		12,407	830,401
Simon Property Group, Inc. REIT		15,426	3,193,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SL Green Realty Corp. REIT		4,777	$516,394
UDR, Inc. REIT		13,072	470,461
Ventas, Inc. REIT		17,011	1,201,487
Vornado Realty Trust REIT		8,460	856,237
Welltower, Inc. REIT		17,202	1,286,194
Weyerhaeuser Co. REIT		35,876	1,145,879

			27,684,561

Food & Staples Retailing—2.1%
Costco Wholesale Corp.		21,497	3,278,507
CVS Health Corp.		52,357	4,659,249
Kroger Co. (The)		46,653	1,384,661
Sysco Corp.		25,165	1,233,337
Walgreens Boots Alliance, Inc.		41,956	3,382,493
Wal-Mart Stores, Inc.		74,432	5,368,036
Whole Foods Market, Inc.		16,450	466,358

			19,772,641

Food Products—1.7%
Archer-Daniels-Midland Co.		28,922	1,219,641
Campbell Soup Co.		9,451	516,970
ConAgra Foods, Inc.		20,534	967,357
General Mills, Inc.		29,172	1,863,507
Hershey Co. (The)		6,630	633,828
Hormel Foods Corp.		13,338	505,910
JM Smucker Co. (The)		5,531	749,672
Kellogg Co.		12,048	933,359
Kraft Heinz Co. (The)		29,253	2,618,436
McCormick & Co., Inc. (Non-Voting Shares)		5,575	557,054
Mead Johnson Nutrition Co.		8,739	690,468
Mondelez International, Inc., Class A		75,578	3,317,874
Tyson Foods, Inc., Class A		14,588	1,089,286

			15,663,362

Health Care Equipment & Supplies—2.8%
Abbott Laboratories		71,380	3,018,660
Baxter International, Inc.		24,277	1,155,585
Becton Dickinson and Co.		10,456	1,879,257
Boston Scientific Corp.	*	67,106	1,597,123
C.R. Bard, Inc.		3,547	795,521
Cooper Cos., Inc. (The)		2,141	383,796
Danaher Corp.		29,996	2,351,386
DENTSPLY SIRONA, Inc.		11,021	654,978
Edwards Lifesciences Corp.	*	10,417	1,255,874
Hologic, Inc.	*	13,472	523,118
Intuitive Surgical, Inc.	*	1,863	1,350,358
Medtronic plc (Ireland)		67,873	5,864,227
St. Jude Medical, Inc.		13,655	1,089,123
Stryker Corp.		15,264	1,776,882
Varian Medical Systems, Inc.	*	4,333	431,264
Zimmer Biomet Holdings, Inc.		9,714	1,263,014

			25,390,166

Health Care Providers & Services—2.6%
Aetna, Inc.		16,967	1,958,840
AmerisourceBergen Corp.		8,953	723,223
Anthem, Inc.		12,696	1,590,936
Cardinal Health, Inc.		15,293	1,188,266
Centene Corp.	*	8,535	571,504
Cigna Corp.		12,635	1,646,593
DaVita, Inc.	*	7,747	511,844
Express Scripts Holding Co.	*	30,512	2,152,012
HCA Holdings, Inc.	*	14,543	1,099,887
Henry Schein, Inc.	*	3,950	643,771
Humana, Inc.		7,359	1,301,734

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Laboratory Corp. of America Holdings	*	5,141	$706,785
McKesson Corp.		11,144	1,858,262
Patterson Cos., Inc.		4,611	211,829
Quest Diagnostics, Inc.		6,529	552,549
UnitedHealth Group, Inc.		46,433	6,500,620
Universal Health Services, Inc., Class B		4,345	535,391

			23,754,046

Health Care Technology—0.1%
Cerner Corp.	*	14,340	885,495

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		21,502	1,049,728
Chipotle Mexican Grill, Inc.	*	1,436	608,146
Darden Restaurants, Inc.		6,095	373,745
Marriott International, Inc., Class A		15,601	1,050,415
McDonald’s Corp.		41,555	4,793,785
Royal Caribbean Cruises Ltd.		8,499	637,000
Starbucks Corp.		71,948	3,895,265
Wyndham Worldwide Corp.		5,042	339,478
Wynn Resorts Ltd.	†	3,922	382,081
Yum! Brands, Inc.		18,328	1,664,366

			14,794,009

Household Durables—0.5%
D.R. Horton, Inc.		17,243	520,739
Garmin Ltd. (Switzerland)	†	5,556	267,299
Harman International Industries, Inc.		3,446	291,015
Leggett & Platt, Inc.		6,074	276,853
Lennar Corp., Class A		8,932	378,181
Mohawk Industries, Inc.	*	3,099	620,854
Newell Brands, Inc.		22,961	1,209,126
PulteGroup, Inc.		13,975	280,059
Whirlpool Corp.		3,766	610,694

			4,454,820

Household Products—2.0%
Church & Dwight Co., Inc.		13,108	628,135
Clorox Co. (The)		6,420	803,656
Colgate-Palmolive Co.		43,766	3,244,811
Kimberly-Clark Corp.		17,689	2,231,290
Procter & Gamble Co. (The)	†	132,129	11,858,578

			18,766,470

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		32,707	420,285
NRG Energy, Inc.		17,550	196,735

			617,020

Industrial Conglomerates—2.5%
3M Co.		29,641	5,223,634
General Electric Co.		437,668	12,963,726
Honeywell International, Inc.		37,339	4,353,354
Roper Technologies, Inc.		4,855	885,892

			23,426,606

Insurance—2.6%
Aflac, Inc.		19,721	1,417,348
Allstate Corp. (The)		18,428	1,274,849
American International Group, Inc.		49,373	2,929,794
Aon plc (United Kingdom)		13,049	1,467,882
Arthur J. Gallagher & Co.		8,878	451,624
Assurant, Inc.		2,876	265,311
Chubb Ltd. (Switzerland)		22,856	2,871,856
Cincinnati Financial Corp.		7,108	536,085

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hartford Financial Services Group, Inc. (The)		19,184	$821,459
Lincoln National Corp.		11,444	537,639
Loews Corp.		12,813	527,255
Marsh & McLennan Cos., Inc.		25,012	1,682,057
MetLife, Inc.		53,979	2,398,287
Principal Financial Group, Inc.		13,470	693,840
Progressive Corp. (The)		29,015	913,973
Prudential Financial, Inc.		21,653	1,767,968
Torchmark Corp.		5,095	325,520
Travelers Cos., Inc. (The)		13,907	1,593,047
Unum Group		11,246	397,096
Willis Towers Watson plc (United Kingdom)		6,408	850,790
XL Group Ltd. (Bermuda)		13,807	464,329

			24,188,009

Internet & Direct Marketing Retail—2.5%
Amazon.com, Inc.	*	19,263	16,129,103
Expedia, Inc.		5,813	678,493
Netflix, Inc.	*	20,749	2,044,814
Priceline Group, Inc. (The)	*	2,445	3,597,793
TripAdvisor, Inc.	*†	5,247	331,505

			22,781,708

Internet Software & Services—4.5%
Akamai Technologies, Inc.	*	8,652	458,469
Alphabet, Inc., Class A	*	14,452	11,620,275
Alphabet, Inc., Class C	*	14,489	11,262,155
eBay, Inc.	*	50,659	1,666,681
Facebook, Inc., Class A	*	113,476	14,555,567
VeriSign, Inc.	*†	4,250	332,520
Yahoo!, Inc.	*	42,323	1,824,121

			41,719,788

IT Services—3.8%
Accenture plc, Class A (Ireland)		30,564	3,734,004
Alliance Data Systems Corp.	*	2,759	591,888
Automatic Data Processing, Inc.		22,548	1,988,734
Cognizant Technology Solutions Corp., Class A	*	29,271	1,396,519
CSRA, Inc.		7,235	194,621
Fidelity National Information Services, Inc.		15,805	1,217,459
Fiserv, Inc.	*	10,831	1,077,360
Global Payments, Inc.		7,735	593,739
International Business Machines Corp.		42,713	6,784,960
MasterCard, Inc., Class A		47,110	4,794,385
Paychex, Inc.		15,567	900,862
PayPal Holdings, Inc.	*	54,118	2,217,214
Teradata Corp.	*	5,617	174,127
Total System Services, Inc.		8,191	386,206
Visa, Inc., Class A		92,585	7,656,779
Western Union Co. (The)		23,452	488,271
Xerox Corp.		42,382	429,330

			34,626,458

Leisure Products—0.1%
Hasbro, Inc.		5,323	422,274
Mattel, Inc.		16,547	501,043

			923,317

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.		16,134	759,750
Illumina, Inc.	*	7,180	1,304,319
Mettler-Toledo International, Inc.	*	1,337	561,313

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PerkinElmer, Inc.		4,928	$276,510
Thermo Fisher Scientific, Inc.		19,365	3,080,197
Waters Corp.	*	3,890	616,526

			6,598,615

Machinery—1.4%
Caterpillar, Inc.		28,687	2,546,545
Cummins, Inc.		7,764	994,957
Deere & Co.		14,224	1,214,018
Dover Corp.		7,867	579,326
Flowserve Corp.		6,300	303,912
Fortive Corp.		14,997	763,347
Illinois Tool Works, Inc.		15,435	1,849,730
Ingersoll-Rand plc		12,900	876,426
PACCAR, Inc.		16,750	984,565
Parker-Hannifin Corp.		6,576	825,485
Pentair plc (United Kingdom)		8,256	530,366
Snap-on, Inc.		2,734	415,459
Stanley Black & Decker, Inc.		7,172	882,013
Xylem, Inc.		8,887	466,123

			13,232,272

Media—2.9%
CBS Corp. (Non-Voting Shares), Class B		20,038	1,096,880
Charter Communications, Inc., Class A	*	10,519	2,839,815
Comcast Corp., Class A		117,868	7,819,363
Discovery Communications, Inc., Class A	*†	6,965	187,498
Discovery Communications, Inc., Class C	*	10,471	275,492
Interpublic Group of Cos., Inc. (The)		19,682	439,893
News Corp., Class A		19,029	266,025
News Corp., Class B		5,191	73,816
Omnicom Group, Inc.		11,653	990,505
Scripps Networks Interactive, Inc., Class A		4,831	306,720
TEGNA, Inc.		10,589	231,476
Time Warner, Inc.		38,166	3,038,395
Twenty-First Century Fox, Inc., Class A		52,311	1,266,972
Twenty-First Century Fox, Inc., Class B		23,617	584,285
Viacom, Inc., Class B		17,621	671,360
Walt Disney Co. (The)		72,562	6,738,107

			26,826,602

Metals & Mining—0.3%
Alcoa, Inc.		64,832	657,397
Freeport-McMoRan, Inc.	*	57,512	624,580
Newmont Mining Corp.		26,194	1,029,162
Nucor Corp.		15,243	753,766

			3,064,905

Multiline Retail—0.5%
Dollar General Corp.		12,808	896,432
Dollar Tree, Inc.	*	11,708	924,112
Kohl’s Corp.		8,673	379,444
Macy’s, Inc.		14,456	535,595
Nordstrom, Inc.	†	5,791	300,437
Target Corp.		28,263	1,941,103

			4,977,123

Multi-Utilities—1.1%
Ameren Corp.		12,160	598,029
CenterPoint Energy, Inc.		20,457	475,216

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CMS Energy Corp.		13,527	$568,269
Consolidated Edison, Inc.		14,593	1,098,853
Dominion Resources, Inc.		30,266	2,247,856
DTE Energy Co.		9,017	844,622
NiSource, Inc.		16,051	386,990
Public Service Enterprise Group, Inc.		25,312	1,059,813
SCANA Corp.		7,174	519,182
Sempra Energy		12,190	1,306,646
WEC Energy Group, Inc.		15,070	902,392

			10,007,868

Oil, Gas & Consumable Fuels—6.2%
Anadarko Petroleum Corp.		26,674	1,690,065
Apache Corp.		18,177	1,160,965
Cabot Oil & Gas Corp.		22,826	588,911
Chesapeake Energy Corp.	*†	31,140	195,248
Chevron Corp.		92,493	9,519,379
Cimarex Energy Co.		4,759	639,467
Concho Resources, Inc.	*	6,912	949,363
ConocoPhillips		60,872	2,646,106
Devon Energy Corp.		25,254	1,113,954
EOG Resources, Inc.		26,691	2,581,287
EQT Corp.		8,638	627,291
Exxon Mobil Corp.		202,607	17,683,539
Hess Corp.		13,238	709,821
Kinder Morgan, Inc.		93,821	2,170,080
Marathon Oil Corp.		41,886	662,218
Marathon Petroleum Corp.		25,352	1,029,038
Murphy Oil Corp.	†	7,974	242,410
Newfield Exploration Co.	*	9,864	428,689
Noble Energy, Inc.		21,017	751,147
Occidental Petroleum Corp.		37,505	2,734,865
ONEOK, Inc.		10,438	536,409
Phillips 66		21,888	1,763,078
Pioneer Natural Resources Co.		8,161	1,515,090
Range Resources Corp.		9,089	352,199
Southwestern Energy Co.	*	23,644	327,233
Spectra Energy Corp.		34,235	1,463,546
Tesoro Corp.		5,882	467,972
Valero Energy Corp.		22,172	1,175,116
Williams Cos., Inc. (The)		33,817	1,039,196

			56,763,682

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		10,985	972,832

Pharmaceuticals—5.5%
Allergan plc	*	19,280	4,440,377
Bristol-Myers Squibb Co.		81,340	4,385,853
Eli Lilly & Co.		47,676	3,826,476
Endo International plc (Ireland)	*	10,050	202,508
Johnson & Johnson		133,662	15,789,492
Mallinckrodt plc	*	5,562	388,116
Merck & Co., Inc.		135,599	8,462,734
Mylan NV	*	22,428	854,955
Perrigo Co. plc (Ireland)		7,250	669,392
Pfizer, Inc.		297,422	10,073,683
Zoetis, Inc.		24,108	1,253,857

			50,347,443

Professional Services—0.3%
Dun & Bradstreet Corp. (The)		1,903	259,988
Equifax, Inc.		6,015	809,499
Nielsen Holdings plc		16,609	889,744
Robert Half International, Inc.		6,706	253,889

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Verisk Analytics, Inc.	*	7,696	$625,531

			2,838,651

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	14,344	401,345

Road & Rail—0.9%
CSX Corp.		47,088	1,436,184
J.B. Hunt Transport Services, Inc.		4,561	370,079
Kansas City Southern		5,187	484,051
Norfolk Southern Corp.		14,567	1,413,873
Ryder System, Inc.		2,735	180,373
Union Pacific Corp.		40,869	3,985,954

			7,870,514

Semiconductors & Semiconductor Equipment—3.3%
Analog Devices, Inc.		14,679	946,062
Applied Materials, Inc.		53,158	1,602,714
Broadcom Ltd. (Singapore)		19,265	3,323,598
First Solar, Inc.	*†	3,925	154,998
Intel Corp.		231,927	8,755,244
KLA-Tencor Corp.		7,968	555,449
Lam Research Corp.		8,106	767,719
Linear Technology Corp.		11,341	672,408
Microchip Technology, Inc.	†	10,392	645,759
Micron Technology, Inc.	*	50,238	893,232
NVIDIA Corp.		26,138	1,790,976
Qorvo, Inc.	*	6,580	366,769
QUALCOMM, Inc.		72,283	4,951,385
Skyworks Solutions, Inc.		9,209	701,173
Texas Instruments, Inc.		49,222	3,454,400
Xilinx, Inc.		12,341	670,610

			30,252,496

Software—4.3%
Activision Blizzard, Inc.		32,556	1,442,231
Adobe Systems, Inc.	*	24,592	2,669,215
Autodesk, Inc.	*	9,706	702,035
CA, Inc.		14,228	470,662
Citrix Systems, Inc.	*	7,517	640,599
Electronic Arts, Inc.	*	14,442	1,233,347
Intuit, Inc.		12,101	1,331,231
Microsoft Corp.		380,855	21,937,248
Oracle Corp.		146,664	5,760,962
Red Hat, Inc.	*	8,554	691,420
salesforce.com, Inc.	*	31,615	2,255,098
Symantec Corp.		29,793	747,804

			39,881,852

Specialty Retail—2.5%
Advance Auto Parts, Inc.		3,626	540,709
AutoNation, Inc.	*	3,422	166,686
AutoZone, Inc.	*	1,454	1,117,166
Bed Bath & Beyond, Inc.		7,239	312,073
Best Buy Co., Inc.		12,910	492,904
CarMax, Inc.	*†	8,968	478,443
Foot Locker, Inc.		6,893	466,794
Gap, Inc. (The)	†	11,529	256,405
Home Depot, Inc. (The)		60,624	7,801,096
L Brands, Inc.		11,863	839,544
Lowe’s Cos., Inc.		42,928	3,099,831
O’Reilly Automotive, Inc.	*	4,711	1,319,598
Ross Stores, Inc.		19,516	1,254,879
Signet Jewelers Ltd.		3,971	295,959
Staples, Inc.		31,156	266,384
Tiffany & Co.	†	5,348	388,425
TJX Cos., Inc. (The)		32,231	2,410,234

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tractor Supply Co.		6,651	$447,945
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,905	691,332
Urban Outfitters, Inc.	*	3,771	130,175

			22,776,582

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.		263,434	29,781,214
Hewlett Packard Enterprise Co.		81,455	1,853,101
HP, Inc.		82,149	1,275,774
NetApp, Inc.		12,985	465,122
Seagate Technology plc		14,745	568,420
Western Digital Corp.		13,840	809,225

			34,752,856

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		13,747	502,590
Hanesbrands, Inc.		19,433	490,683
Michael Kors Holdings Ltd. (United Kingdom)	*	7,797	364,822
NIKE, Inc., Class B		66,195	3,485,167
PVH Corp.		3,714	410,397
Ralph Lauren Corp.		2,977	301,094
Under Armour, Inc., Class A	*†	8,901	344,291
Under Armour, Inc., Class C	*†	8,964	303,521
V.F. Corp.		15,830	887,271

			7,089,836

Tobacco—1.7%
Altria Group, Inc.		95,808	6,057,940
Philip Morris International, Inc.		76,063	7,394,845
Reynolds American, Inc.		40,589	1,913,771

			15,366,556

Trading Companies & Distributors—0.2%
Fastenal Co.		13,623	569,169
United Rentals, Inc.	*	3,924	307,995
W.W. Grainger, Inc.	†	2,712	609,766

			1,486,930

Water Utilities—0.1%
American Water Works Co., Inc.		8,967	671,090

TOTAL COMMON STOCKS (Cost $597,076,823)			916,952,738

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.312%	12/15/2016	‡‡
(Cost $429,722)			$430,000	429,853

		Shares	Value
MONEY MARKET FUNDS—1.8%
Institutional Money Market Funds—1.8%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%	¥	5,291,440	5,291,440
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	2,000,000	2,000,000

Vantagepoint 500 Stock Index Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	†	†	¥2,000,000	$2,000,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	†	†	¥2,000,000	2,000,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	†	†	¥3,072,952	3,072,952

TOTAL MONEY MARKET FUNDS (Cost $16,364,392)				16,364,392

TOTAL INVESTMENTS—101.1% (Cost $613,870,937)				933,746,983
Other assets less liabilities—(1.1%)				(10,452,289)

NET ASSETS—100.0%				$923,294,694

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—98.7%
Aerospace & Defense—1.9%
AAR Corp.		1,489	$46,635
Aerojet Rocketdyne Holdings, Inc.	*	1,629	28,638
Astronics Corp.	*	741	33,382
B/E Aerospace, Inc.		4,159	214,854
Boeing Co. (The)		22,966	3,025,541
BWX Technologies, Inc.		4,625	177,461
Cubic Corp.		476	22,281
Curtiss-Wright Corp.		2,112	192,424
DigitalGlobe, Inc.	*	3,780	103,950
Engility Holdings, Inc.	*	622	19,593
Esterline Technologies Corp.	*	1,049	79,766
General Dynamics Corp.		9,180	1,424,369
HEICO Corp.		806	55,775
HEICO Corp., Class A		1,080	65,351
Hexcel Corp.		3,719	164,752
Huntington Ingalls Industries, Inc.		1,897	291,038
KLX, Inc.	*	2,079	73,181
Kratos Defense & Security Solutions, Inc.	*†	832	5,732
L-3 Communications Holdings, Inc.		2,916	439,529
Lockheed Martin Corp.		9,669	2,317,853
Mercury Systems, Inc.	*	963	23,661
Moog, Inc., Class A	*	1,446	86,095
National Presto Industries, Inc.	†	535	46,968
Northrop Grumman Corp.		6,334	1,355,159
Orbital ATK, Inc.		2,503	190,804
Raytheon Co.		11,286	1,536,363
Rockwell Collins, Inc.		5,190	437,725
Spirit AeroSystems Holdings, Inc., Class A	*	5,119	228,000
TASER International, Inc.	*†	2,292	65,574
Teledyne Technologies, Inc.	*	1,228	132,538
Textron, Inc.		10,411	413,837
TransDigm Group, Inc.	*	1,981	572,747
Triumph Group, Inc.		1,644	45,835
United Technologies Corp.		29,639	3,011,322
Vectrus, Inc.	*	276	4,203

			16,932,936

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	25,692
C.H. Robinson Worldwide, Inc.		5,120	360,755
Echo Global Logistics, Inc.	*	1,118	25,781
Expeditors International of Washington, Inc.		7,178	369,811
FedEx Corp.		9,558	1,669,591
Forward Air Corp.		1,431	61,905
Hub Group, Inc., Class A	*	2,400	97,824
United Parcel Service, Inc., Class B		26,453	2,892,900
XPO Logistics, Inc.	*†	2,419	88,705

			5,592,964

Airlines—0.5%
Alaska Air Group, Inc.		4,717	310,662
Allegiant Travel Co.		412	54,413
American Airlines Group, Inc.		21,271	778,731
Copa Holdings SA, Class A (Panama)		1,173	103,142
Delta Air Lines, Inc.		30,507	1,200,755
Hawaiian Holdings, Inc.	*	1,288	62,597
JetBlue Airways Corp.	*	11,233	193,657
SkyWest, Inc.		2,390	63,120
Southwest Airlines Co.		24,348	946,894
Spirit Airlines, Inc.	*	3,308	140,689
United Continental Holdings, Inc.	*	12,987	681,428

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Virgin America, Inc.	*†	732	$39,169

			4,575,257

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	36,386
BorgWarner, Inc.		8,954	315,002
Cooper Tire & Rubber Co.		3,066	116,569
Cooper-Standard Holding, Inc.	*	442	43,670
Dana, Inc.		5,645	88,006
Delphi Automotive plc (United Kingdom)		10,638	758,702
Dorman Products, Inc.	*†	1,022	65,306
Drew Industries, Inc.		820	80,377
Gentex Corp.		13,188	231,581
Gentherm, Inc.	*	2,107	66,202
Goodyear Tire & Rubber Co. (The)		10,634	343,478
Horizon Global Corp.	*	1,566	31,210
Johnson Controls International plc		35,330	1,643,905
Lear Corp.		2,960	358,811
Modine Manufacturing Co.	*	1,208	14,327
Motorcar Parts of America, Inc.	*	1,792	51,574
Superior Industries International, Inc.		1,102	32,134
Tenneco, Inc.	*	2,375	138,391
Visteon Corp.		1,482	106,200

			4,521,831

Automobiles—0.6%
Ford Motor Co.		150,379	1,815,074
General Motors Co.		53,888	1,712,022
Harley-Davidson, Inc.	†	7,268	382,224
Tesla Motors, Inc.	*†	4,537	925,684
Thor Industries, Inc.		1,221	103,419
Winnebago Industries, Inc.	†	1,432	33,752

			4,972,175

Banks—5.5%
1st Source Corp.		1,298	46,332
Ameris Bancorp		1,457	50,922
Associated Banc-Corp		5,110	100,105
BancFirst Corp.		642	46,551
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	†	1,260	35,507
BancorpSouth, Inc.		3,611	83,775
Bank of America Corp.		398,690	6,239,499
Bank of Hawaii Corp.	†	1,898	137,833
Bank of the Ozarks, Inc.		2,505	96,192
BankUnited, Inc.		4,777	144,265
Banner Corp.		860	37,616
BB&T Corp.		31,079	1,172,300
Berkshire Hills Bancorp, Inc.		931	25,798
BOK Financial Corp.		801	55,245
Boston Private Financial Holdings, Inc.		1,297	16,641
Bridge Bancorp, Inc.		3,091	88,372
Brookline Bancorp, Inc.		3,765	45,895
Bryn Mawr Bank Corp.		1,058	33,845
Capital Bank Financial Corp., Class A		832	26,716
Capital City Bank Group, Inc.		1,113	16,439
Cardinal Financial Corp.		1,142	29,795
Cascade Bancorp	*	219	1,327
Cathay General Bancorp	†	2,082	64,084
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,595
Chemical Financial Corp.		2,303	101,631

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CIT Group, Inc.		7,587	$275,408
Citigroup, Inc.		113,419	5,356,779
Citizens & Northern Corp.		3,618	79,487
Citizens Financial Group, Inc.		17,294	427,335
City Holding Co.		250	12,572
CNB Financial Corp./Pennsylvania		4,147	87,751
CoBiz Financial, Inc.		1,063	14,149
Columbia Banking System, Inc.		1,334	43,648
Comerica, Inc.		7,542	356,887
Commerce Bancshares, Inc./Missouri		4,219	207,828
Community Bank System, Inc.		1,402	67,450
Community Trust Bancorp, Inc.		731	27,127
Cullen/Frost Bankers, Inc.	†	2,502	179,994
CVB Financial Corp.		4,084	71,919
Eagle Bancorp, Inc.	*	613	30,239
East West Bancorp, Inc.		6,997	256,860
Enterprise Financial Services Corp.		1,072	33,500
FCB Financial Holdings, Inc., Class A	*	778	29,899
Fidelity Southern Corp.		1,592	29,277
Fifth Third Bancorp		32,850	672,111
Financial Institutions, Inc.		2,741	74,309
First BanCorp. (Puerto Rico)	*	322	1,674
First Bancorp/North Carolina	†	3,384	66,969
First Busey Corp.		802	18,125
First Citizens BancShares, Inc./North Carolina, Class A		365	107,270
First Commonwealth Financial Corp.		2,619	26,426
First Connecticut Bancorp, Inc./Farmington CT		5,036	89,590
First Financial Bancorp		1,895	41,387
First Financial Bankshares, Inc.		1,838	66,977
First Horizon National Corp.		8,735	133,034
First Merchants Corp.		874	23,380
First Midwest Bancorp, Inc./Illinois		2,002	38,759
First of Long Island Corp. (The)		1,479	49,029
First Republic Bank/California		6,121	471,990
Flushing Financial Corp.		4,038	95,781
FNB Corp./Pennsylvania		6,111	75,165
Fulton Financial Corp.		6,533	94,859
Glacier Bancorp, Inc.		1,771	50,509
Great Western Bancorp, Inc.		1,001	33,353
Guaranty Bancorp		1,060	18,921
Hancock Holding Co.		2,963	96,090
Hanmi Financial Corp.		900	23,706
Heritage Financial Corp./Washington		4,736	85,011
Hilltop Holdings, Inc.	*	2,781	62,461
Home Bancshares, Inc./Arkansas		4,680	97,391
HomeTrust Bancshares, Inc.	*	3,619	66,952
Hope Bancorp, Inc.		8,821	153,221
Huntington Bancshares, Inc./Ohio		46,258	456,104
IBERIABANK Corp.		1,389	93,230
Independent Bank Corp./Massachusetts	†	874	47,275
International Bancshares Corp.		3,248	96,725
Investors Bancorp, Inc.		13,623	163,612
JPMorgan Chase & Co.		140,011	9,323,332
KeyCorp		42,438	516,470
LegacyTexas Financial Group, Inc.		1,733	54,815
M&T Bank Corp.		5,547	644,007
MB Financial, Inc.		2,119	80,607
Mercantile Bank Corp.		1,297	34,824
Merchants Bancshares, Inc.		446	14,446
MidWestOne Financial Group, Inc.		1,842	55,942

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
National Bank Holdings Corp., Class A		1,269	$29,657
NBT Bancorp, Inc.		1,000	32,870
Old National Bancorp/Indiana		4,734	66,560
PacWest Bancorp		5,582	239,524
Park National Corp.		728	69,888
Park Sterling Corp.		6,371	51,733
Peoples Bancorp, Inc./Ohio		2,756	67,770
People’s United Financial, Inc.		15,654	247,646
Pinnacle Financial Partners, Inc.		1,818	98,317
PNC Financial Services Group, Inc. (The)		19,221	1,731,620
Popular, Inc. (Puerto Rico)		5,380	205,624
PrivateBancorp, Inc.		2,295	105,386
Prosperity Bancshares, Inc.		2,300	126,247
Regions Financial Corp.		53,680	529,822
Renasant Corp.		803	27,005
Republic Bancorp, Inc./Kentucky, Class A		1,603	49,821
S&T Bancorp, Inc.		955	27,685
Sandy Spring Bancorp, Inc.		344	10,520
ServisFirst Bancshares, Inc.	†	1,232	63,953
Signature Bank/New York	*	1,900	225,055
Simmons First National Corp., Class A		911	45,459
South State Corp.		2,017	151,356
State Bank Financial Corp.		4,194	95,707
Sterling Bancorp/New York		5,533	96,828
Suffolk Bancorp		1,923	66,863
SunTrust Banks, Inc.		19,765	865,707
SVB Financial Group	*	1,736	191,897
Synovus Financial Corp.		5,952	193,619
TCF Financial Corp.		6,104	88,569
Texas Capital Bancshares, Inc.	*	2,821	154,929
Tompkins Financial Corp.		730	55,779
Towne Bank/Virginia		1,448	34,795
Trustmark Corp.		2,635	72,621
U.S. Bancorp		61,967	2,657,765
UMB Financial Corp.		1,211	71,994
Umpqua Holdings Corp.		9,721	146,301
Union Bankshares Corp.		1,503	40,235
United Bankshares, Inc./West Virginia	†	2,134	80,388
United Community Banks, Inc./Georgia		454	9,543
Valley National Bancorp		6,899	67,127
Washington Trust Bancorp, Inc.		500	20,110
Webster Financial Corp.		2,909	110,571
Wells Fargo & Co.		175,597	7,775,435
WesBanco, Inc.		3,097	101,829
Westamerica Bancorporation	†	288	14,653
Western Alliance Bancorp	*	2,725	102,297
Wintrust Financial Corp.		1,508	83,800
Yadkin Financial Corp.		2,399	63,070
Zions Bancorporation		9,159	284,112

			48,453,290

Beverages—1.8%
Boston Beer Co., Inc. (The), Class A	*	360	55,894
Brown-Forman Corp., Class A	†	2,202	109,549
Brown-Forman Corp., Class B		7,459	353,855
Coca-Cola Bottling Co. Consolidated		142	21,039
Coca-Cola Co. (The)		149,483	6,326,121
Constellation Brands, Inc., Class A		6,550	1,090,509
Dr. Pepper Snapple Group, Inc.		7,323	668,663

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Molson Coors Brewing Co., Class B		6,386	$701,183
Monster Beverage Corp.	*	5,582	819,493
PepsiCo, Inc.		55,147	5,998,339

			16,144,645

Biotechnology—3.2%
AbbVie, Inc.		62,180	3,921,693
ACADIA Pharmaceuticals, Inc.	*	3,025	96,225
Achillion Pharmaceuticals, Inc.	*	5,414	43,853
Acorda Therapeutics, Inc.	*	674	14,073
Adamas Pharmaceuticals, Inc.	*†	2,699	44,291
Advaxis, Inc.	*†	2,266	24,224
Agenus, Inc.	*	5,420	38,916
Agios Pharmaceuticals, Inc.	*†	838	44,263
Aimmune Therapeutics, Inc.	*†	1,887	28,305
Alder Biopharmaceuticals, Inc.	*†	922	30,214
Alexion Pharmaceuticals, Inc.	*	8,416	1,031,297
Alkermes plc (Ireland)	*	5,289	248,742
Alnylam Pharmaceuticals, Inc.	*	2,817	190,936
AMAG Pharmaceuticals, Inc.	*†	1,258	30,834
Amgen, Inc.		28,814	4,806,463
Amicus Therapeutics, Inc.	*	3,392	25,101
Anavex Life Sciences Corp.	*†	3,419	12,411
Aptevo Therapeutics, Inc.	*	659	1,687
Arena Pharmaceuticals, Inc.	*†	9,689	16,956
ARIAD Pharmaceuticals, Inc.	*	5,175	70,846
Array BioPharma, Inc.	*	4,333	29,248
Arrowhead Pharmaceuticals, Inc.	*†	2,896	21,286
Atara Biotherapeutics, Inc.	*	882	18,866
Athersys, Inc.	*†	2,662	5,670
BioCryst Pharmaceuticals, Inc.	*†	3,439	15,166
Biogen, Inc.	*	8,484	2,655,746
BioMarin Pharmaceutical, Inc.	*	6,129	567,055
Bluebird Bio, Inc.	*†	1,335	90,486
Blueprint Medicines Corp.	*	774	22,988
Cara Therapeutics, Inc.	*†	1,318	11,005
Celgene Corp.	*	29,767	3,111,544
Celldex Therapeutics, Inc.	*†	6,204	25,064
Cellular Biomedicine Group, Inc.	*†	1,275	18,487
Cepheid, Inc.	*	2,341	123,347
ChemoCentryx, Inc.	*	133	803
Chimerix, Inc.	*†	1,123	6,221
Clovis Oncology, Inc.	*†	1,475	53,174
Coherus Biosciences, Inc.	*†	1,685	45,124
Cytokinetics, Inc.	*†	5,061	46,460
CytRx Corp.	*†	9,490	5,583
Dimension Therapeutics, Inc.	*	1,326	10,595
Dynavax Technologies Corp.	*†	2,946	30,904
Eagle Pharmaceuticals, Inc./DE	*†	528	36,960
Edge Therapeutics, Inc.	*†	983	10,233
Emergent BioSolutions, Inc.	*	1,319	41,588
Epizyme, Inc.	*	1,889	18,588
Esperion Therapeutics, Inc.	*	547	7,576
Exact Sciences Corp.	*†	5,314	98,681
Exelixis, Inc.	*	9,863	126,148
FibroGen, Inc.	*	1,930	39,951
Five Prime Therapeutics, Inc.	*	1,885	98,944
Flexion Therapeutics, Inc.	*†	686	13,404
Fortress Biotech, Inc.	*†	2,614	7,764
Galena Biopharma, Inc.	*†	15,289	5,356
Genomic Health, Inc.	*	1,284	37,133
Geron Corp.	*†	4,719	10,665
Gilead Sciences, Inc.		51,072	4,040,817
Halozyme Therapeutics, Inc.	*†	6,362	76,853
Heron Therapeutics, Inc.	*†	3,218	55,446

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Idera Pharmaceuticals, Inc.	*†	13,094	$33,521
Ignyta, Inc.	*	729	4,585
Immune Design Corp.	*	5,348	40,538
ImmunoGen, Inc.	*†	1,323	3,546
Immunomedics, Inc.	*†	2,141	6,958
Incyte Corp.	*	5,945	560,554
Inotek Pharmaceuticals Corp.	*†	523	4,958
Inovio Pharmaceuticals, Inc.	*†	4,267	39,768
Insmed, Inc.	*	2,696	39,146
Intercept Pharmaceuticals, Inc.	*†	507	83,447
Intrexon Corp.	*†	1,662	46,569
Invitae Corp.	*†	3,036	26,595
Ionis Pharmaceuticals, Inc.	*	4,723	173,051
Ironwood Pharmaceuticals, Inc.	*	7,019	111,462
Juno Therapeutics, Inc.	*†	1,038	31,150
Karyopharm Therapeutics, Inc.	*	1,683	16,376
Keryx Biopharmaceuticals, Inc.	*†	5,221	27,723
Kite Pharma, Inc.	*†	750	41,895
La Jolla Pharmaceutical Co.	*	2,037	48,460
Lexicon Pharmaceuticals, Inc.	*†	334	6,035
Ligand Pharmaceuticals, Inc.	*†	815	83,179
Lion Biotechnologies, Inc.	*†	4,777	39,315
Loxo Oncology, Inc.	*†	1,840	48,171
MacroGenics, Inc.	*	1,247	37,298
MannKind Corp.	*†	8,369	5,189
Medgenics, Inc.	*	8,042	44,794
MediciNova, Inc.	*†	6,410	48,011
Merrimack Pharmaceuticals, Inc.	*†	5,739	36,443
MiMedx Group, Inc.	*†	5,999	51,471
Minerva Neurosciences, Inc.	*	660	9,316
Mirati Therapeutics, Inc.	*	1,481	9,789
Momenta Pharmaceuticals, Inc.	*	2,618	30,604
Myriad Genetics, Inc.	*†	2,961	60,937
Natera, Inc.	*	3,692	41,018
Neurocrine Biosciences, Inc.	*	2,588	131,056
NewLink Genetics Corp.	*	2,670	40,103
Novavax, Inc.	*†	10,201	21,218
OncoMed Pharmaceuticals, Inc.	*	3,508	40,096
Ophthotech Corp.	*	538	24,818
OPKO Health, Inc.	*†	12,920	136,823
Organovo Holdings, Inc.	*†	11,074	41,970
Osiris Therapeutics, Inc.	*†	1,402	6,954
Otonomy, Inc.	*†	2,044	37,180
OvaScience, Inc.	*†	1,412	10,110
PDL BioPharma, Inc.		3,841	12,867
Pfenex, Inc.	*	2,406	21,534
Portola Pharmaceuticals, Inc.	*	1,194	27,116
Progenics Pharmaceuticals, Inc.	*†	793	5,020
Proteostasis Therapeutics, Inc.	*	2,647	41,267
Prothena Corp. plc (Ireland)	*	1,778	106,627
PTC Therapeutics, Inc.	*	1,567	21,954
Puma Biotechnology, Inc.	*	853	57,194
Radius Health, Inc.	*	1,108	59,932
Raptor Pharmaceutical Corp.	*	3,794	34,032
Regeneron Pharmaceuticals, Inc.	*	3,056	1,228,573
Regulus Therapeutics, Inc.	*	4,506	14,870
Repligen Corp.	*	1,117	33,722
Retrophin, Inc.	*	1,802	40,329
Rigel Pharmaceuticals, Inc.	*	1,882	6,907
Sage Therapeutics, Inc.	*	1,560	71,838
Sangamo BioSciences, Inc.	*†	2,626	12,158
Sarepta Therapeutics, Inc.	*†	2,129	130,742
Seattle Genetics, Inc.	*	3,191	172,346
Sorrento Therapeutics, Inc.	*†	2,737	21,184
Spark Therapeutics, Inc.	*†	948	56,937

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Synergy Pharmaceuticals, Inc.	*†	6,708	$36,961
Synthetic Biologics, Inc.	*†	23,908	41,122
TESARO, Inc.	*	795	79,691
TG Therapeutics, Inc.	*†	4,138	32,028
Trovagene, Inc.	*†	4,449	19,976
Ultragenyx Pharmaceutical, Inc.	*	1,316	93,357
United Therapeutics Corp.	*	1,828	215,850
Vanda Pharmaceuticals, Inc.	*	2,680	44,595
Vertex Pharmaceuticals, Inc.	*	9,580	835,472
Vitae Pharmaceuticals, Inc.	*	1,652	34,560
Vital Therapies, Inc.	*	2,106	12,889
XBiotech, Inc.	*†	2,641	35,548
Zafgen, Inc.	*	1,187	3,929
ZIOPHARM Oncology, Inc.	*†	4,316	24,299

			28,431,885

Building Products—0.3%
A.O. Smith Corp.		2,858	282,342
AAON, Inc.		2,274	65,537
Allegion plc (Ireland)		3,761	259,171
American Woodmark Corp.	*	800	64,456
Apogee Enterprises, Inc.		1,250	55,862
Armstrong Flooring, Inc.	*	706	13,329
Armstrong World Industries, Inc.	*	1,413	58,385
Builders FirstSource, Inc.	*	3,379	38,892
Continental Building Products, Inc.	*	2,985	62,655
Fortune Brands Home & Security, Inc.		5,665	329,137
Gibraltar Industries, Inc.	*	1,188	44,134
Griffon Corp.		1,288	21,909
Lennox International, Inc.		1,736	272,604
Masco Corp.		12,876	441,776
Masonite International Corp.	*	741	46,068
NCI Building Systems, Inc.	*	246	3,589
Owens Corning, Inc.		4,256	227,228
Patrick Industries, Inc.	*	1,461	90,465
Quanex Building Products Corp.		1,671	28,841
Simpson Manufacturing Co., Inc.		2,084	91,592
Trex Co., Inc.	*	1,462	85,849
Universal Forest Products, Inc.		1,121	110,407
USG Corp.	*	3,348	86,546

			2,780,774

Capital Markets—2.6%
Actua Corp.	*	4,779	61,888
Affiliated Managers Group, Inc.	*	2,083	301,410
Ameriprise Financial, Inc.		6,119	610,493
Arlington Asset Investment Corp., Class A		304	4,496
Artisan Partners Asset Management, Inc., Class A		707	19,230
Associated Capital Group, Inc., Class A		558	19,787
Bank of New York Mellon Corp. (The)		41,041	1,636,715
BGC Partners, Inc., Class A		7,270	63,613
BlackRock, Inc.		4,804	1,741,258
Calamos Asset Management, Inc., Class A		1,800	12,276
CBOE Holdings, Inc.		3,225	209,141
Charles Schwab Corp. (The)		45,921	1,449,726
CME Group, Inc.		12,601	1,317,057
Cowen Group, Inc., Class A	*†	2,582	9,373
Diamond Hill Investment Group, Inc.		331	61,166
E*TRADE Financial Corp.	*	11,683	340,209
Eaton Vance Corp.		5,282	206,262

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Evercore Partners, Inc., Class A		1,576	$81,180
FactSet Research Systems, Inc.		1,490	241,529
Federated Investors, Inc., Class B		3,745	110,964
Financial Engines, Inc.	†	1,762	52,349
Franklin Resources, Inc.		14,191	504,774
GAMCO Investors, Inc., Class A	†	558	15,886
Goldman Sachs Group, Inc. (The)		14,631	2,359,541
Greenhill & Co., Inc.		495	11,667
Interactive Brokers Group, Inc., Class A		1,570	55,374
Intercontinental Exchange, Inc.		4,622	1,244,982
INTL FCStone, Inc.	*	507	19,697
Invesco Ltd.		16,610	519,395
Investment Technology Group, Inc.		2,078	35,617
Janus Capital Group, Inc.		6,411	89,818
KCG Holdings, Inc., Class A	*	444	6,895
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	41,654
Lazard Ltd., Class A (Bermuda)		5,918	215,178
Legg Mason, Inc.		3,981	133,284
LPL Financial Holdings, Inc.	†	2,478	74,117
MarketAxess Holdings, Inc.		1,202	199,039
Moody’s Corp.		6,637	718,654
Morgan Stanley		55,364	1,774,970
Morningstar, Inc.		619	49,068
MSCI, Inc.		3,597	301,932
Nasdaq, Inc.		4,749	320,747
Northern Trust Corp.		7,729	525,495
NorthStar Asset Management Group, Inc.		7,137	92,281
Piper Jaffray Cos.	*	963	46,513
Pzena Investment Management, Inc., Class A		847	6,522
Raymond James Financial, Inc.		5,430	316,080
S&P Global, Inc.		10,316	1,305,593
Safeguard Scientifics, Inc.	*	678	8,787
SEI Investments Co.		4,955	225,998
State Street Corp.		15,137	1,053,989
Stifel Financial Corp.	*	2,724	104,738
T. Rowe Price Group, Inc.		9,211	612,532
TD Ameritrade Holding Corp.		9,598	338,234
Thomson Reuters Corp.	†	11,969	495,277
Virtus Investment Partners, Inc.	†	210	20,551
Waddell & Reed Financial, Inc., Class A		3,971	72,113
Walter Investment Management Corp.	*†	1,972	8,006
Westwood Holdings Group, Inc.		1,027	54,544
WisdomTree Investments, Inc.	†	3,701	38,083

			22,567,747

Chemicals—2.1%
A. Schulman, Inc.		1,444	42,049
Air Products & Chemicals, Inc.		7,502	1,127,851
Albemarle Corp.		4,839	413,686
Ashland Global Holdings, Inc.		2,402	278,512
Axalta Coating Systems Ltd.	*	4,040	114,211
Balchem Corp.		655	50,782
Cabot Corp.		2,693	141,140
Calgon Carbon Corp.		3,184	48,301
Celanese Corp., Series A		5,922	394,168
CF Industries Holdings, Inc.		8,601	209,434
Chemours Co. (The)		7,163	114,608
Chemtura Corp.	*	3,536	116,016
Dow Chemical Co. (The)		43,017	2,229,571

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
E.I. Du Pont de Nemours & Co.		33,691	$2,256,286
Eastman Chemical Co.		5,553	375,827
Ecolab, Inc.		10,184	1,239,596
Ferro Corp.	*	1,818	25,107
Flotek Industries, Inc.	*†	1,303	18,946
FMC Corp.		5,510	266,353
GCP Applied Technologies, Inc.	*	3,427	97,053
H.B. Fuller Co.		2,570	119,428
Huntsman Corp.		7,052	114,736
Ingevity Corp.	*	1,666	76,803
Innophos Holdings, Inc.		588	22,950
Innospec, Inc.		519	31,560
International Flavors & Fragrances, Inc.		2,940	420,332
Koppers Holdings, Inc.	*	1,582	50,909
Kronos Worldwide, Inc.		2,262	18,752
LSB Industries, Inc.	*†	1,411	12,106
LyondellBasell Industries NV, Class A		13,644	1,100,525
Minerals Technologies, Inc.		1,736	122,718
Monsanto Co.		17,009	1,738,320
Mosaic Co. (The)		13,362	326,834
NewMarket Corp.		276	118,492
Olin Corp.		6,226	127,758
OMNOVA Solutions, Inc.	*	6,478	54,674
Platform Specialty Products Corp.	*†	3,070	24,898
PolyOne Corp.		3,321	112,283
PPG Industries, Inc.		10,302	1,064,815
Praxair, Inc.		10,762	1,300,372
Quaker Chemical Corp.		483	51,164
Rayonier Advanced Materials, Inc.	†	1,668	22,301
RPM International, Inc.		4,832	259,575
Scotts Miracle-Gro Co. (The), Class A		1,662	138,395
Sensient Technologies Corp.		2,027	153,647
Sherwin-Williams Co. (The)		3,150	871,479
Stepan Co.		1,112	80,798
TerraVia Holdings, Inc.	*†	3,533	9,716
Tredegar Corp.		1,606	29,856
Tronox Ltd., Class A	†	1,637	15,339
Valspar Corp. (The)		3,005	318,740
W.R. Grace & Co.		2,832	209,002
Westlake Chemical Corp.		1,557	83,299

			18,762,073

Commercial Services & Supplies—0.5%
ABM Industries, Inc.		2,291	90,953
ACCO Brands Corp.	*	2,302	22,191
Brady Corp., Class A		2,402	83,133
Brink’s Co. (The)		2,084	77,275
Cintas Corp.		3,495	393,537
Clean Harbors, Inc.	*	2,414	115,824
Copart, Inc.	*	4,536	242,948
Covanta Holding Corp.		4,185	64,407
Deluxe Corp.		2,098	140,188
Ennis, Inc.		695	11,711
Essendant, Inc.		2,556	52,449
G&K Services, Inc., Class A		1,008	96,254
Healthcare Services Group, Inc.		3,161	125,112
Herman Miller, Inc.		3,155	90,233
HNI Corp.		2,512	99,978
Interface, Inc.		3,357	56,028
KAR Auction Services, Inc.		5,621	242,602
Kimball International, Inc., Class B		1,500	19,410
Knoll, Inc.		2,701	61,718

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Matthews International Corp., Class A		1,052	$63,919
McGrath RentCorp		916	29,046
Mobile Mini, Inc.		2,000	60,400
MSA Safety, Inc.		1,444	83,810
NL Industries, Inc.	*	2,111	8,296
Pitney Bowes, Inc.		7,953	144,426
R.R. Donnelley & Sons Co.		7,426	116,737
Republic Services, Inc.		9,404	474,432
Rollins, Inc.		3,124	91,471
Steelcase, Inc., Class A		1,992	27,669
Stericycle, Inc.	*	3,380	270,873
Team, Inc.	*†	236	7,720
Tetra Tech, Inc.		2,114	74,984
TRC Cos., Inc.	*	4,427	38,382
Unifirst Corp.		300	39,558
US Ecology, Inc.		824	36,948
Viad Corp.		937	34,547
Waste Management, Inc.		16,901	1,077,608
West Corp.		1,023	22,588

			4,789,365

Communications Equipment—1.1%
ADTRAN, Inc.		3,197	61,191
Applied Optoelectronics, Inc.	*†	2,394	53,171
Arista Networks, Inc.	*	1,018	86,611
ARRIS International plc	*	8,228	233,099
Black Box Corp.		865	12,023
Brocade Communications Systems, Inc.		15,712	145,022
CalAmp Corp.	*	550	7,672
Ciena Corp.	*	5,950	129,710
Cisco Systems, Inc.		193,966	6,152,602
CommScope Holding Co., Inc.	*	3,309	99,634
Comtech Telecommunications Corp.		1,350	17,293
Digi International, Inc.	*	1,976	22,526
EchoStar Corp., Class A	*	1,877	82,269
Extreme Networks, Inc.	*	4,491	20,165
F5 Networks, Inc.	*	2,664	332,041
Finisar Corp.	*	4,753	141,639
Harmonic, Inc.	*†	2,820	16,723
Harris Corp.		4,595	420,948
Infinera Corp.	*	4,191	37,845
InterDigital, Inc.		1,164	92,189
Ixia	*	2,330	29,125
Juniper Networks, Inc.		15,567	374,542
KVH Industries, Inc.	*	375	3,304
Lumentum Holdings, Inc.	*	1,488	62,154
Motorola Solutions, Inc.		6,997	533,731
NETGEAR, Inc.	*	1,206	72,951
NetScout Systems, Inc.	*	2,935	85,849
Palo Alto Networks, Inc.	*	3,143	500,774
Plantronics, Inc.		1,826	94,879
Sonus Networks, Inc.	*	2,140	16,649
Ubiquiti Networks, Inc.	*†	904	48,364
ViaSat, Inc.	*†	1,190	88,833
Viavi Solutions, Inc.	*	7,444	55,011

			10,130,539

Construction & Engineering—0.2%
AECOM	*	5,922	176,061
Aegion Corp.	*	1,223	23,323
Ameresco, Inc., Class A	*	5,845	30,745
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	115,315
Comfort Systems USA, Inc.		2,179	63,867

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dycom Industries, Inc.	*	1,599	$130,766
EMCOR Group, Inc.		2,908	173,375
Fluor Corp.		5,202	266,967
Granite Construction, Inc.		1,889	93,959
Jacobs Engineering Group, Inc.	*	4,968	256,945
KBR, Inc.		6,464	97,800
MasTec, Inc.	*	2,049	60,937
Quanta Services, Inc.	*	7,106	198,897
Tutor Perini Corp.	*	960	20,611
Valmont Industries, Inc.		1,162	156,370

			1,865,938

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	161,016
Headwaters, Inc.	*	2,095	35,447
Martin Marietta Materials, Inc.		2,450	438,820
Summit Materials, Inc., Class A	*	1,787	33,149
US Concrete, Inc.	*	508	23,401
Vulcan Materials Co.		5,406	614,824

			1,306,657

Consumer Finance—0.7%
Ally Financial, Inc.		18,490	360,000
American Express Co.		30,485	1,952,259
Capital One Financial Corp.		19,924	1,431,141
Credit Acceptance Corp.	*†	253	50,871
Discover Financial Services		15,816	894,395
Encore Capital Group, Inc.	*†	851	19,130
Enova International, Inc.	*	626	6,060
EZCORP, Inc., Class A	*	2,031	22,463
FirstCash, Inc.		1,068	50,281
Green Dot Corp., Class A	*	1,445	33,322
LendingClub Corp.	*†	2,826	17,465
Navient Corp.		14,403	208,411
Nelnet, Inc., Class A		481	19,418
OneMain Holdings, Inc.	*	1,782	55,153
PRA Group, Inc.	*	1,512	52,224
Santander Consumer USA Holdings, Inc.	*	3,078	37,429
SLM Corp.	*	18,104	135,237
Synchrony Financial		33,391	934,948
World Acceptance Corp.	*	639	31,337

			6,311,544

Containers & Packaging—0.5%
AEP Industries, Inc.		372	40,686
AptarGroup, Inc.		2,567	198,711
Avery Dennison Corp.		3,347	260,363
Ball Corp.		5,930	485,963
Bemis Co., Inc.		3,374	172,108
Berry Plastics Group, Inc.	*	5,228	229,248
Crown Holdings, Inc.	*	5,070	289,446
Graphic Packaging Holding Co.		11,052	154,617
Greif, Inc., Class A		852	42,251
International Paper Co.		15,423	739,996
Myers Industries, Inc.		1,716	22,291
Owens-Illinois, Inc.	*	6,064	111,517
Packaging Corp. of America		3,739	303,831
Sealed Air Corp.		7,726	354,005
Silgan Holdings, Inc.		1,615	81,703
Sonoco Products Co.		3,353	177,139
WestRock Co.		9,998	484,703

			4,148,578

Distributors—0.1%
Core-Mark Holding Co., Inc.		1,030	36,874

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Genuine Parts Co.		5,147	$517,016
LKQ Corp.	*	11,438	405,592
Pool Corp.		1,523	143,954

			1,103,436

Diversified Consumer Services—0.1%
American Public Education, Inc.	*	698	13,827
Apollo Education Group, Inc.	*	3,118	24,788
Ascent Capital Group, Inc., Class A	*	545	12,628
Bright Horizons Family Solutions, Inc.	*	1,107	74,047
Career Education Corp.	*	4,167	28,294
Chegg, Inc.	*†	5,262	37,308
DeVry Education Group, Inc.	†	2,980	68,719
Graham Holdings Co., Class B		183	88,091
Grand Canyon Education, Inc.	*	2,061	83,244
H&R Block, Inc.		8,175	189,251
Houghton Mifflin Harcourt Co.	*	4,462	59,835
LifeLock, Inc.	*	3,002	50,794
Regis Corp.	*	1,818	22,816
Service Corp. International		9,019	239,364
ServiceMaster Global Holdings, Inc.	*	3,321	111,851
Sotheby’s	†	2,623	99,727
Strayer Education, Inc.	*	551	25,721
Weight Watchers International, Inc.	*†	1,826	18,844

			1,249,149

Diversified Financial Services—1.3%
BBX Capital Corp., Class A	*†	2,244	46,294
Berkshire Hathaway, Inc., Class B	*	72,470	10,469,741
FNFV Group	*	3,132	39,087
Leucadia National Corp.		12,939	246,359
NewStar Financial, Inc.	*	2,878	27,945
PICO Holdings, Inc.	*	1,150	13,558
Tiptree Financial, Inc., Class A		4,605	27,354
Voya Financial, Inc.		7,895	227,534

			11,097,872

Diversified Telecommunication Services—2.3%
AT&T, Inc.		237,054	9,626,763
ATN International, Inc.		347	22,569
CenturyLink, Inc.		19,507	535,077
Cincinnati Bell, Inc.	*	8,448	34,468
Cogent Communications Holdings, Inc.		2,886	106,234
Consolidated Communications Holdings, Inc.		1,840	46,442
Frontier Communications Corp.		44,056	183,273
General Communication, Inc., Class A	*	2,516	34,595
Globalstar, Inc.	*†	9,926	12,010
IDT Corp., Class B		1,600	27,584
Iridium Communications, Inc.	*†	3,791	30,745
Level 3 Communications, Inc.	*	11,647	540,188
Lumos Networks Corp.	*	1,350	18,900
SBA Communications Corp., Class A	*	5,045	565,847
Straight Path Communications, Inc., Class B	*†	1,402	35,905
Verizon Communications, Inc.		156,938	8,157,637
Vonage Holdings Corp.	*	11,167	73,814
Windstream Holdings, Inc.	†	3,500	35,175
Zayo Group Holdings, Inc.	*	4,725	140,380

			20,227,606

Electric Utilities—1.9%
ALLETE, Inc.		1,243	74,108

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alliant Energy Corp.		8,982	$344,100
American Electric Power Co., Inc.		19,164	1,230,520
Avangrid, Inc.		1,886	78,797
Duke Energy Corp.		26,202	2,097,208
Edison International		11,956	863,821
El Paso Electric Co.		1,748	81,754
Empire District Electric Co. (The)		1,849	63,125
Entergy Corp.		6,746	517,621
Eversource Energy		12,546	679,742
Exelon Corp.		34,541	1,149,870
FirstEnergy Corp.		17,664	584,325
Great Plains Energy, Inc.		4,631	126,380
Hawaiian Electric Industries, Inc.		3,066	91,520
IDACORP, Inc.		1,515	118,594
ITC Holdings Corp.		5,429	252,340
MGE Energy, Inc.		2,338	132,120
NextEra Energy, Inc.		17,612	2,154,300
OGE Energy Corp.		7,669	242,494
Otter Tail Corp.		1,095	37,876
PG&E Corp.		19,170	1,172,629
Pinnacle West Capital Corp.		4,222	320,830
PNM Resources, Inc.		2,169	70,970
Portland General Electric Co.		2,718	115,760
PPL Corp.		26,346	910,781
Southern Co. (The)		35,504	1,821,355
Westar Energy, Inc.		5,326	302,251
Xcel Energy, Inc.		19,945	820,537

			16,455,728

Electrical Equipment—0.6%
Acuity Brands, Inc.		1,873	495,596
AMETEK, Inc.		8,618	411,768
AZZ, Inc.		824	53,783
Babcock & Wilcox Enterprises, Inc.	*	2,926	48,279
Eaton Corp. plc		17,932	1,178,312
Emerson Electric Co.		24,523	1,336,749
Encore Wire Corp.		1,400	51,478
EnerSys		2,156	149,174
FuelCell Energy, Inc.	*†	3,032	16,433
Generac Holdings, Inc.	*	3,020	109,626
General Cable Corp.		1,732	25,945
Hubbell, Inc.		2,078	223,884
LSI Industries, Inc.		1,083	12,162
Plug Power, Inc.	*†	9,245	15,809
Powell Industries, Inc.		1,045	41,852
Regal Beloit Corp.		1,272	75,671
Rockwell Automation, Inc.		4,991	610,599
SolarCity Corp.	*†	1,999	39,100
Vicor Corp.	*	1,380	16,008

			4,912,228

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	14,845
Amphenol Corp., Class A		11,533	748,722
Anixter International, Inc.	*	1,031	66,500
Arrow Electronics, Inc.	*	3,908	249,995
Avnet, Inc.		5,129	210,597
AVX Corp.		2,270	31,303
Badger Meter, Inc.		2,268	76,001
Belden, Inc.		1,894	130,667
Benchmark Electronics, Inc.	*	2,520	62,874
CDW Corp.		4,713	215,525
Cognex Corp.		3,153	166,668
Coherent, Inc.	*	1,348	149,008
Corning, Inc.		41,332	977,502
CTS Corp.		1,580	29,388

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Daktronics, Inc.		927	$8,844
Dolby Laboratories, Inc., Class A		1,370	74,377
DTS, Inc.		755	32,118
Fabrinet (Thailand)	*	1,852	82,581
FARO Technologies, Inc.	*	453	16,285
Fitbit, Inc., Class A	*†	3,458	51,317
FLIR Systems, Inc.		5,608	176,203
II-VI, Inc.	*	1,364	33,186
Ingram Micro, Inc., Class A		5,888	209,966
Insight Enterprises, Inc.	*	2,054	66,858
InvenSense, Inc.	*	1,864	13,831
IPG Photonics Corp.	*	1,188	97,832
Itron, Inc.	*	955	53,251
Jabil Circuit, Inc.		8,287	180,822
Keysight Technologies, Inc.	*	6,630	210,105
Kimball Electronics, Inc.	*	1,125	15,592
Knowles Corp.	*	2,880	40,464
Littelfuse, Inc.		909	117,088
Mesa Laboratories, Inc.		523	59,810
Methode Electronics, Inc.		1,383	48,364
MTS Systems Corp.		1,342	61,772
National Instruments Corp.		5,121	145,436
OSI Systems, Inc.	*	867	56,684
Park Electrochemical Corp.		1,086	18,864
PC Connection, Inc.		854	22,563
Plexus Corp.	*	1,884	88,134
Rofin-Sinar Technologies, Inc.	*	2,200	70,796
Rogers Corp.	*	803	49,047
Sanmina Corp.	*	3,577	101,837
ScanSource, Inc.	*	1,126	41,099
SYNNEX Corp.		853	97,336
Systemax, Inc.		1,358	10,755
Tech Data Corp.	*	1,435	121,559
Trimble Navigation Ltd.	*	10,407	297,224
TTM Technologies, Inc.	*	1,639	18,767
Universal Display Corp.	*	1,350	74,938
VeriFone Systems, Inc.	*	4,239	66,722
Vishay Intertechnology, Inc.		6,172	86,963
Vishay Precision Group, Inc.	*	440	7,053
Zebra Technologies Corp., Class A	*	2,729	189,966

			6,346,004

Energy Equipment & Services—1.1%
Archrock, Inc.		2,465	32,242
Atwood Oceanics, Inc.	†	2,474	21,499
Baker Hughes, Inc.		16,552	835,379
Bristow Group, Inc.	†	982	13,768
CARBO Ceramics, Inc.	†	1,137	12,439
Dawson Geophysical Co.	*†	5,897	44,994
Diamond Offshore Drilling, Inc.	†	2,656	46,772
Dril-Quip, Inc.	*	1,338	74,580
Ensco plc, Class A (United Kingdom)		8,935	75,947
Era Group, Inc.	*	713	5,740
Exterran Corp.	*	1,232	19,318
Fairmount Santrol Holdings, Inc.	*†	5,656	47,963
FMC Technologies, Inc.	*	9,017	267,534
Forum Energy Technologies, Inc.	*	2,107	41,845
Frank’s International NV (Netherlands)	†	1,561	20,293
Geospace Technologies Corp.	*†	1,100	21,428
Halliburton Co.		33,597	1,507,833
Helix Energy Solutions Group, Inc.	*	3,853	31,325
Helmerich & Payne, Inc.	†	3,926	264,220
Hornbeck Offshore Services, Inc.	*†	1,800	9,900
Matrix Service Co.	*	468	8,780

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
McDermott International, Inc.	*	11,704	$58,637
Nabors Industries Ltd.		10,988	133,614
National Oilwell Varco, Inc.		15,112	555,215
Natural Gas Services Group, Inc.	*	1,847	45,418
Newpark Resources, Inc.	*	3,484	25,642
Noble Corp. plc (United Kingdom)		7,712	48,894
Oceaneering International, Inc.		4,464	122,805
Oil States International, Inc.	*	2,026	63,961
Parker Drilling Co.	*	3,755	8,148
Patterson-UTI Energy, Inc.		6,712	150,147
PHI, Inc. (Non-Voting Shares)	*	774	14,064
Pioneer Energy Services Corp.	*	2,700	10,908
Rowan Cos. plc, Class A		3,918	59,397
RPC, Inc.	*†	2,859	48,031
Schlumberger Ltd.		53,579	4,213,452
SEACOR Holdings, Inc.	*	713	42,416
Seadrill Ltd. (United Kingdom)	*†	15,030	35,621
Superior Energy Services, Inc.		7,732	138,403
Tesco Corp.		3,185	25,990
TETRA Technologies, Inc.	*	2,352	14,371
Tidewater, Inc.	†	2,250	6,345
Transocean Ltd. (Switzerland)	*†	6,195	66,039
Unit Corp.	*	1,702	31,657
US Silica Holdings, Inc.		2,169	100,989
Weatherford International plc (Switzerland)	*	31,435	176,665
Willbros Group, Inc.	*	15,685	29,488

			9,630,116

Equity Real Estate Investment Trusts (REITs)—4.1%
Acadia Realty Trust REIT		1,966	71,248
Agree Realty Corp. REIT		814	40,244
Alexander’s, Inc. REIT		78	32,729
Alexandria Real Estate Equities, Inc. REIT		2,699	293,570
American Assets Trust, Inc. REIT		791	34,314
American Campus Communities, Inc. REIT		5,228	265,948
American Homes 4 Rent, Class A REIT		6,416	138,842
American Tower Corp. REIT		16,212	1,837,306
Apartment Investment & Management Co., Class A REIT		5,659	259,805
Apple Hospitality REIT, Inc. REIT		5,769	106,784
Armada Hoffler Properties, Inc. REIT		2,694	36,100
Ashford Hospitality Prime, Inc. REIT		1,011	14,255
Ashford Hospitality Trust, Inc. REIT		4,200	24,738
AvalonBay Communities, Inc. REIT		5,099	906,806
Bluerock Residential Growth REIT, Inc. REIT	†	3,640	47,320
Boston Properties, Inc. REIT		5,931	808,336
Brandywine Realty Trust REIT		6,105	95,360
Brixmor Property Group, Inc. REIT		6,070	168,685
Camden Property Trust REIT		3,637	304,562
Care Capital Properties, Inc. REIT		3,119	88,891
CareTrust REIT, Inc. REIT		2,939	43,438
CatchMark Timber Trust, Inc., Class A REIT		3,104	36,286
CBL & Associates Properties, Inc. REIT		7,509	91,159
Cedar Realty Trust, Inc. REIT		10,942	78,782
Chatham Lodging Trust REIT		3,723	71,668
Chesapeake Lodging Trust REIT		1,373	31,442
City Office REIT, Inc. REIT (Canada)		3,576	45,522

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Colony Starwood Homes REIT	†	1,667	$47,843
Columbia Property Trust, Inc. REIT		4,869	109,017
Communications Sales & Leasing, Inc. REIT		4,200	131,922
CorEnergy Infrastructure Trust, Inc. REIT	†	1,585	46,488
CoreSite Realty Corp. REIT		523	38,723
Corporate Office Properties Trust REIT		3,067	86,949
Corrections Corp. of America REIT		4,163	57,741
Cousins Properties, Inc. REIT		5,850	61,074
Crown Castle International Corp. REIT		13,146	1,238,485
CubeSmart REIT		7,194	196,108
CyrusOne, Inc. REIT		2,327	110,695
DCT Industrial Trust, Inc. REIT		2,947	143,077
DDR Corp. REIT		10,035	174,910
DiamondRock Hospitality Co. REIT		7,285	66,294
Digital Realty Trust, Inc. REIT	†	6,213	603,407
Douglas Emmett, Inc. REIT		5,136	188,132
Duke Realty Corp. REIT		14,966	409,021
DuPont Fabros Technology, Inc. REIT		2,411	99,454
EastGroup Properties, Inc. REIT		1,538	113,135
Education Realty Trust, Inc. REIT		3,401	146,719
Empire State Realty Trust, Inc., Class A REIT		3,026	63,395
EPR Properties REIT		2,733	215,196
Equinix, Inc. REIT		2,693	970,153
Equity Commonwealth REIT	*	3,755	113,476
Equity LifeStyle Properties, Inc. REIT		3,131	241,651
Equity One, Inc. REIT		2,619	80,168
Equity Residential REIT		14,153	910,462
Essex Property Trust, Inc. REIT		2,581	574,789
Extra Space Storage, Inc. REIT		4,662	370,209
Farmland Partners, Inc. REIT	†	3,949	44,229
Federal Realty Investment Trust REIT		2,620	403,297
FelCor Lodging Trust, Inc. REIT		11,241	72,280
First Industrial Realty Trust, Inc. REIT		6,729	189,892
First Potomac Realty Trust REIT		1,628	14,896
Forest City Realty Trust, Inc., Class A REIT		9,240	213,721
Four Corners Property Trust, Inc. REIT		2,048	43,684
Franklin Street Properties Corp. REIT		2,200	27,720
Gaming and Leisure Properties, Inc. REIT		5,418	181,232
General Growth Properties, Inc. REIT		23,100	637,560
GEO Group, Inc. (The) REIT	†	2,829	67,274
Getty Realty Corp. REIT		1,756	42,021
Gladstone Commercial Corp. REIT		1,994	37,148
Government Properties Income Trust REIT		3,576	80,889
Gramercy Property Trust REIT		15,294	147,434
HCP, Inc. REIT		16,856	639,685
Healthcare Realty Trust, Inc. REIT		3,032	103,270
Healthcare Trust of America, Inc., Class A REIT		4,623	150,802
Hersha Hospitality Trust REIT		1,757	31,661
Highwoods Properties, Inc. REIT		3,408	177,625
Hospitality Properties Trust REIT		5,604	166,551
Host Hotels & Resorts, Inc. REIT		29,698	462,398

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hudson Pacific Properties, Inc. REIT		2,051	$67,416
Independence Realty Trust, Inc. REIT	†	2,211	19,899
Investors Real Estate Trust REIT	†	2,989	17,785
Iron Mountain, Inc. REIT		9,617	360,926
iStar, Inc. REIT	*	7,235	77,632
Kilroy Realty Corp. REIT		3,732	258,814
Kimco Realty Corp. REIT		16,058	464,879
Kite Realty Group Trust REIT		1,879	52,086
Ladder Capital Corp. REIT		1,894	25,077
Lamar Advertising Co., Class A REIT		3,479	227,213
LaSalle Hotel Properties REIT		4,656	111,139
Lexington Realty Trust REIT		9,308	95,872
Liberty Property Trust REIT		5,315	214,460
Life Storage, Inc. REIT		1,984	176,457
LTC Properties, Inc. REIT		2,385	123,996
Macerich Co. (The) REIT		5,489	443,895
Mack-Cali Realty Corp. REIT		2,488	67,723
Medical Properties Trust, Inc. REIT		9,571	141,364
Mid-America Apartment Communities, Inc. REIT		2,884	271,067
Monmouth Real Estate Investment Corp. REIT		3,275	46,734
Monogram Residential Trust, Inc. REIT		4,894	52,072
National Health Investors, Inc. REIT		979	76,832
National Retail Properties, Inc. REIT		4,836	245,911
National Storage Affiliates Trust REIT		3,630	76,012
New Senior Investment Group, Inc. REIT		4,303	49,657
New York REIT, Inc. REIT		3,795	34,724
NexPoint Residential Trust, Inc. REIT		3,176	62,440
NorthStar Realty Europe Corp. REIT		1,961	21,473
NorthStar Realty Finance Corp. REIT		5,885	77,505
Omega Healthcare Investors, Inc. REIT		8,644	306,430
Outfront Media, Inc. REIT		5,065	119,787
Paramount Group, Inc. REIT		4,781	78,361
Parkway Properties, Inc. REIT		5,570	94,746
Pebblebrook Hotel Trust REIT	†	4,175	111,055
Pennsylvania Real Estate Investment Trust REIT		1,510	34,775
Physicians Realty Trust REIT		5,898	127,043
Piedmont Office Realty Trust, Inc., Class A REIT		5,563	121,107
Post Properties, Inc. REIT		2,078	137,418
Potlatch Corp. REIT		1,618	62,924
Preferred Apartment Communities, Inc., Class A REIT		4,568	61,714
Prologis, Inc. REIT		20,929	1,120,539
PS Business Parks, Inc. REIT		599	68,028
Public Storage REIT		5,639	1,258,286
QTS Realty Trust, Inc., Class A REIT		1,447	76,474
Ramco-Gershenson Properties Trust REIT		1,275	23,894
Rayonier, Inc. REIT		5,004	132,806
Realty Income Corp. REIT		10,080	674,654
Regency Centers Corp. REIT		3,446	267,031
Retail Opportunity Investments Corp. REIT		7,505	164,810
Retail Properties of America, Inc., Class A REIT		8,943	150,242
Rexford Industrial Realty, Inc. REIT		2,874	65,786

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
RLJ Lodging Trust REIT		4,345	$91,375
Ryman Hospitality Properties, Inc. REIT	†	2,005	96,561
Sabra Health Care REIT, Inc. REIT		1,749	44,040
Saul Centers, Inc. REIT		987	65,734
Select Income REIT		1,356	36,476
Senior Housing Properties Trust REIT		7,433	168,803
Silver Bay Realty Trust Corp. REIT		489	8,572
Simon Property Group, Inc. REIT		11,715	2,425,122
SL Green Realty Corp. REIT		3,603	389,484
Spirit Realty Capital, Inc. REIT		20,752	276,624
STAG Industrial, Inc. REIT		1,440	35,294
STORE Capital Corp. REIT		2,844	83,813
Summit Hotel Properties, Inc. REIT		3,330	43,823
Sun Communities, Inc. REIT		1,743	136,791
Sunstone Hotel Investors, Inc. REIT		8,240	105,390
Tanger Factory Outlet Centers, Inc. REIT		3,251	126,659
Taubman Centers, Inc. REIT		2,083	154,996
Terreno Realty Corp. REIT		4,464	122,805
Tier REIT, Inc. REIT		2,933	45,286
UDR, Inc. REIT		9,840	354,142
UMH Properties, Inc. REIT		4,155	49,528
Universal Health Realty Income Trust REIT		1,333	84,006
Urban Edge Properties REIT		3,631	102,176
Ventas, Inc. REIT		12,963	915,577
VEREIT, Inc. REIT		36,108	374,440
Vornado Realty Trust REIT		6,594	667,379
Washington Real Estate Investment Trust REIT		2,898	90,186
Weingarten Realty Investors REIT		4,755	185,350
Welltower, Inc. REIT		13,736	1,027,041
Weyerhaeuser Co. REIT		27,517	878,893
Whitestone REIT		2,786	38,670
WP Carey, Inc. REIT		3,881	250,441
WP Glimcher, Inc. REIT		7,678	95,054
Xenia Hotels & Resorts, Inc. REIT		3,347	50,807

			36,358,410

Food & Staples Retailing—1.8%
Andersons, Inc. (The)		1,050	37,989
Casey’s General Stores, Inc.		1,608	193,201
Costco Wholesale Corp.		16,722	2,550,272
CVS Health Corp.		41,160	3,662,829
Kroger Co. (The)		37,321	1,107,687
PriceSmart, Inc.		633	53,020
Rite Aid Corp.	*	36,454	280,331
SpartanNash Co.		808	23,367
Sprouts Farmers Market, Inc.	*	5,111	105,542
SUPERVALU, Inc.	*	8,154	40,689
Sysco Corp.		20,431	1,001,323
United Natural Foods, Inc.	*	1,912	76,557
Walgreens Boots Alliance, Inc.		33,245	2,680,212
Wal-Mart Stores, Inc.		57,953	4,179,570
Weis Markets, Inc.		382	20,246
Whole Foods Market, Inc.		11,962	339,123

			16,351,958

Food Products—1.7%
Archer-Daniels-Midland Co.		22,091	931,577
B&G Foods, Inc.		3,192	156,983
Bunge Ltd.		5,710	338,203
Calavo Growers, Inc.		526	34,416
Cal-Maine Foods, Inc.	†	956	36,844

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Campbell Soup Co.		6,386	$349,314
ConAgra Foods, Inc.		16,632	783,534
Darling Ingredients, Inc.	*	7,139	96,448
Dean Foods Co.	†	3,140	51,496
Farmer Brothers Co.	*	930	33,061
Flowers Foods, Inc.	†	7,909	119,584
Fresh Del Monte Produce, Inc.		1,221	73,138
Freshpet, Inc.	*†	1,106	9,567
General Mills, Inc.		22,957	1,466,493
Hain Celestial Group, Inc. (The)	*	3,503	124,637
Hershey Co. (The)		5,678	542,817
Hormel Foods Corp.		10,554	400,313
Ingredion, Inc.		2,829	376,427
Inventure Foods, Inc.	*	5,272	49,557
J&J Snack Foods Corp.		761	90,650
JM Smucker Co. (The)		4,624	626,737
Kellogg Co.		9,805	759,593
Kraft Heinz Co. (The)		23,052	2,063,385
Lancaster Colony Corp.		980	129,448
Landec Corp.	*	986	13,222
McCormick & Co., Inc. (Non-Voting Shares)		4,454	445,044
Mead Johnson Nutrition Co.		7,433	587,281
Mondelez International, Inc., Class A		57,552	2,526,533
Pilgrim’s Pride Corp.		1,940	40,973
Pinnacle Foods, Inc.		4,118	206,600
Post Holdings, Inc.	*	2,173	167,690
Sanderson Farms, Inc.	†	864	83,229
Seaboard Corp.	*	18	61,920
Seneca Foods Corp., Class A	*	1,398	39,480
Snyder’s-Lance, Inc.		2,026	68,033
Tootsie Roll Industries, Inc.	†	743	27,365
TreeHouse Foods, Inc.	*	1,857	161,912
Tyson Foods, Inc., Class A		11,401	851,313
WhiteWave Foods Co. (The)	*	6,423	349,604

			15,274,421

Gas Utilities—0.2%
Atmos Energy Corp.		3,593	267,571
Chesapeake Utilities Corp.		1,423	86,888
National Fuel Gas Co.		2,841	153,613
New Jersey Resources Corp.		3,362	110,475
Northwest Natural Gas Co.		1,183	71,110
ONE Gas, Inc.		1,954	120,835
Piedmont Natural Gas Co., Inc.		2,740	164,510
South Jersey Industries, Inc.		4,028	119,027
Southwest Gas Corp.		1,252	87,465
Spire, Inc.		1,319	84,073
UGI Corp.		6,633	300,077
WGL Holdings, Inc.		2,315	145,151

			1,710,795

Health Care Equipment & Supplies—2.8%
Abaxis, Inc.		749	38,663
Abbott Laboratories		57,027	2,411,672
ABIOMED, Inc.	*	1,465	188,370
Alere, Inc.	*	3,011	130,196
Align Technology, Inc.	*	2,915	273,281
Analogic Corp.		593	52,540
AxoGen, Inc.	*†	7,021	63,400
Baxter International, Inc.		19,648	935,245
Becton Dickinson and Co.		8,280	1,488,165
Boston Scientific Corp.	*	53,699	1,278,036
C.R. Bard, Inc.		2,876	645,029
Cantel Medical Corp.		828	64,568
Cerus Corp.	*†	9,553	59,324

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ConforMIS, Inc.	*†	1,356	$13,452
CONMED Corp.		1,362	54,562
Cooper Cos., Inc. (The)		1,812	324,819
CryoLife, Inc.		937	16,463
Cynosure, Inc., Class A	*	314	15,995
Danaher Corp.		23,422	1,836,051
DENTSPLY SIRONA, Inc.		9,383	557,632
DexCom, Inc.	*	3,329	291,820
Edwards Lifesciences Corp.	*	8,470	1,021,143
Endologix, Inc.	*†	2,429	31,091
GenMark Diagnostics, Inc.	*	4,863	57,384
Globus Medical, Inc., Class A	*	1,444	32,591
Haemonetics Corp.	*	2,314	83,790
Halyard Health, Inc.	*	1,817	62,977
Hill-Rom Holdings, Inc.		1,576	97,681
Hologic, Inc.	*	9,792	380,223
ICU Medical, Inc.	*	605	76,460
IDEXX Laboratories, Inc.	*	3,970	447,538
Inogen, Inc.	*	1,047	62,715
Insulet Corp.	*	2,469	101,081
Integer Holdings Corp.	*	942	20,432
Integra LifeSciences Holdings Corp.	*	1,190	98,235
Intuitive Surgical, Inc.	*	1,442	1,045,205
Invacare Corp.		1,333	14,890
Masimo Corp.	*	1,500	89,235
Medtronic plc (Ireland)		54,336	4,694,630
Meridian Bioscience, Inc.		1,158	22,338
Merit Medical Systems, Inc.	*	3,149	76,489
Natus Medical, Inc.	*	956	37,561
Neogen Corp.	*	1,412	78,987
Nevro Corp.	*†	554	57,832
NuVasive, Inc.	*	1,746	116,388
NxStage Medical, Inc.	*	1,869	46,706
OraSure Technologies, Inc.	*	1,687	13,445
Orthofix International NV	*	703	30,067
Oxford Immunotec Global plc (United Kingdom)	*	747	9,382
ResMed, Inc.		6,068	393,146
Rockwell Medical, Inc.	*†	2,762	18,505
RTI Surgical, Inc.	*	807	2,526
Spectranetics Corp. (The)	*	1,045	26,219
St. Jude Medical, Inc.		10,767	858,776
STAAR Surgical Co.	*	848	7,971
Stryker Corp.		12,918	1,503,784
SurModics, Inc.	*	1,058	31,835
Teleflex, Inc.		1,515	254,596
TransEnterix, Inc.	*†	7,273	12,291
Varian Medical Systems, Inc.	*	3,833	381,499
West Pharmaceutical Services, Inc.		3,408	253,896
Wright Medical Group NV (Netherlands)	*	2,772	67,997
Zeltiq Aesthetics, Inc.	*†	1,083	42,475
Zimmer Biomet Holdings, Inc.		6,834	888,557

			24,389,852

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc.	*†	3,214	159,254
Adeptus Health, Inc., Class A	*†	511	21,999
Aetna, Inc.		13,283	1,533,522
Air Methods Corp.	*†	1,535	48,337
Almost Family, Inc.	*	422	15,517
Amedisys, Inc.	*	1,698	80,553
AmerisourceBergen Corp.		6,934	560,129
AMN Healthcare Services, Inc.	*	1,507	48,028
Amsurg Corp.	*	2,661	178,420

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Anthem, Inc.		10,072	$1,262,122
BioScrip, Inc.	*†	1,095	3,165
Brookdale Senior Living, Inc.	*	6,585	114,908
Cardinal Health, Inc.		12,669	984,381
Centene Corp.	*	6,357	425,665
Chemed Corp.		506	71,381
Cigna Corp.		9,892	1,289,125
Community Health Systems, Inc.	*†	4,972	57,377
Cross Country Healthcare, Inc.	*	1,339	15,773
DaVita, Inc.	*	7,014	463,415
Diplomat Pharmacy, Inc.	*†	912	25,545
Ensign Group, Inc. (The)		1,084	21,821
Envision Healthcare Holdings, Inc.	*	6,600	146,982
Express Scripts Holding Co.	*	24,484	1,726,857
Genesis Healthcare, Inc.	*	6,839	18,260
HCA Holdings, Inc.	*	11,867	897,501
HealthEquity, Inc.	*	820	31,037
HealthSouth Corp.		3,032	123,008
Healthways, Inc.	*	1,362	36,039
Henry Schein, Inc.	*	3,265	532,130
Humana, Inc.		5,905	1,044,535
Kindred Healthcare, Inc.		2,526	25,816
Laboratory Corp. of America Holdings	*	3,900	536,172
Landauer, Inc.		598	26,599
LifePoint Health, Inc.	*	2,149	127,285
Magellan Health, Inc.	*	1,400	75,222
McKesson Corp.		8,672	1,446,056
MEDNAX, Inc.	*	3,692	244,595
Molina Healthcare, Inc.	*	1,172	68,351
National HealthCare Corp.		431	28,442
National Research Corp., Class A		3,750	61,087
Owens & Minor, Inc.		2,434	84,533
Patterson Cos., Inc.		3,761	172,780
PharMerica Corp.	*	1,365	38,316
Premier, Inc., Class A	*	1,076	34,798
Quest Diagnostics, Inc.		5,486	464,280
Quorum Health Corp.	*	1,243	7,794
Select Medical Holdings Corp.	*	2,537	34,249
Team Health Holdings, Inc.	*	2,939	95,694
Tenet Healthcare Corp.	*	4,822	109,266
U.S. Physical Therapy, Inc.		1,300	81,510
UnitedHealth Group, Inc.		36,171	5,063,940
Universal American Corp.		1,812	13,862
Universal Health Services, Inc., Class B		3,504	431,763
USMD Holdings, Inc.	*	479	10,845
VCA, Inc.	*	3,442	240,871
WellCare Health Plans, Inc.	*	1,500	175,635

			21,636,547

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc.	*	6,468	85,184
athenahealth, Inc.	*†	1,388	175,055
Cerner Corp.	*	11,584	715,312
HMS Holdings Corp.	*	4,230	93,779
IMS Health Holdings, Inc.	*	4,303	134,856
Inovalon Holdings, Inc., Class A	*†	2,506	36,863
Medidata Solutions, Inc.	*	2,616	145,868
Omnicell, Inc.	*	783	29,989
Quality Systems, Inc.		1,536	17,387
Veeva Systems, Inc., Class A	*	2,201	90,857
Vocera Communications, Inc.	*	3,223	54,469

			1,579,619

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—1.9%
Aramark		7,994	$304,012
Biglari Holdings, Inc.	*	90	39,242
BJ’s Restaurants, Inc.	*	564	20,050
Bloomin’ Brands, Inc.		3,188	54,961
Bob Evans Farms, Inc.	†	1,465	56,110
Boyd Gaming Corp.	*	2,619	51,804
Brinker International, Inc.		2,003	101,011
Buffalo Wild Wings, Inc.	*	867	122,022
Carnival Corp.		15,809	771,795
Cheesecake Factory, Inc. (The)	†	1,807	90,458
Chipotle Mexican Grill, Inc.	*	1,096	464,156
Choice Hotels International, Inc.		1,616	72,849
Churchill Downs, Inc.		638	93,371
Cracker Barrel Old Country Store, Inc.	†	919	121,510
Darden Restaurants, Inc.		4,499	275,879
Dave & Buster’s Entertainment, Inc.	*	635	24,879
DineEquity, Inc.		512	40,545
Domino’s Pizza, Inc.		1,974	299,752
Dunkin’ Brands Group, Inc.		3,709	193,165
Fiesta Restaurant Group, Inc.	*	595	14,280
Hilton Worldwide Holdings, Inc.		19,177	439,729
Hyatt Hotels Corp., Class A	*	1,435	70,631
International Game Technology plc		2,211	53,904
International Speedway Corp., Class A		1,190	39,770
Interval Leisure Group, Inc.		4,760	81,729
Isle of Capri Casinos, Inc.	*	1,250	27,850
J Alexander’s Holdings, Inc.	*	540	5,470
Jack in the Box, Inc.		1,514	145,253
La Quinta Holdings, Inc.	*	1,715	19,174
Las Vegas Sands Corp.		14,273	821,268
Marcus Corp. (The)		1,505	37,685
Marriott International, Inc., Class A		13,480	907,595
Marriott Vacations Worldwide Corp.		1,075	78,819
McDonald’s Corp.		33,911	3,911,973
MGM Resorts International	*	16,457	428,376
Norwegian Cruise Line Holdings Ltd.	*	4,929	185,823
Panera Bread Co., Class A	*†	1,040	202,509
Papa John’s International, Inc.		1,442	113,702
Penn National Gaming, Inc.	*	2,586	35,092
Pinnacle Entertainment, Inc.	*	1,629	20,102
Popeyes Louisiana Kitchen, Inc.	*	752	39,961
Red Robin Gourmet Burgers, Inc.	*	692	31,098
Royal Caribbean Cruises Ltd.		6,726	504,114
Ruby Tuesday, Inc.	*	2,816	7,040
Scientific Games Corp., Class A	*	2,517	28,367
SeaWorld Entertainment, Inc.	†	2,129	28,699
Six Flags Entertainment Corp.		2,984	159,972
Sonic Corp.		2,360	61,785
Speedway Motorsports, Inc.		149	2,661
Starbucks Corp.		55,453	3,002,225
Texas Roadhouse, Inc.		3,070	119,822
Vail Resorts, Inc.		1,491	233,908
Wendy’s Co. (The)		11,481	123,995
Wyndham Worldwide Corp.		4,691	315,845
Wynn Resorts Ltd.		3,423	333,469
Yum! Brands, Inc.		14,906	1,353,614

			17,184,880

Household Durables—0.6%
Beazer Homes USA, Inc.	*	4,467	52,085
CalAtlantic Group, Inc.		2,400	80,256
CSS Industries, Inc.		1,096	28,036

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
D.R. Horton, Inc.		12,534	$378,527
Ethan Allen Interiors, Inc.	†	1,551	48,500
Garmin Ltd. (Switzerland)	†	4,621	222,316
GoPro, Inc., Class A	*†	2,971	49,556
Harman International Industries, Inc.		2,728	230,380
Helen of Troy Ltd.	*	1,333	114,865
Hovnanian Enterprises, Inc., Class A	*†	13,407	22,658
iRobot Corp.	*†	481	21,154
KB Home	†	3,248	52,358
La-Z-Boy, Inc.		2,404	59,042
Leggett & Platt, Inc.		5,407	246,451
Lennar Corp., Class A		6,464	273,686
Lennar Corp., Class B		607	20,377
M/I Homes, Inc.	*	610	14,378
MDC Holdings, Inc.		1,091	28,148
Meritage Homes Corp.	*	1,300	45,110
Mohawk Industries, Inc.	*	2,377	476,208
NACCO Industries, Inc., Class A		309	21,000
Newell Brands, Inc.		17,435	918,127
NVR, Inc.	*	147	241,061
PulteGroup, Inc.		13,539	271,321
Tempur Sealy International, Inc.	*†	1,991	112,969
Toll Brothers, Inc.	*	6,318	188,655
TopBuild Corp.	*	1,834	60,889
TRI Pointe Group, Inc.	*	5,851	77,116
Tupperware Brands Corp.		2,427	158,653
Universal Electronics, Inc.	*	639	47,580
Whirlpool Corp.		2,754	446,589

			5,008,051

Household Products—1.7%
Central Garden & Pet Co., Class A	*	1,230	30,504
Church & Dwight Co., Inc.		10,276	492,426
Clorox Co. (The)		4,827	604,244
Colgate-Palmolive Co.		33,132	2,456,407
Energizer Holdings, Inc.		2,126	106,215
HRG Group, Inc.	*	2,642	41,479
Kimberly-Clark Corp.		13,513	1,704,530
Procter & Gamble Co. (The)		100,052	8,979,667
Spectrum Brands Holdings, Inc.	†	836	115,109
WD-40 Co.		575	64,647

			14,595,228

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		26,935	346,115
Atlantica Yield plc (Spain)	†	2,316	44,027
Calpine Corp.	*	16,000	202,240
Dynegy, Inc.	*	5,695	70,561
NRG Energy, Inc.		14,472	162,231
NRG Yield, Inc., Class A		641	10,461
NRG Yield, Inc., Class C		2,320	39,347
Ormat Technologies, Inc.		741	35,872
Pattern Energy Group, Inc.	†	1,263	28,405
Talen Energy Corp.	*	3,449	47,769
TerraForm Power, Inc., Class A	*	1,079	15,009

			1,002,037

Industrial Conglomerates—2.1%
3M Co.		22,570	3,977,511
Carlisle Cos., Inc.		2,452	251,502
General Electric Co.		354,668	10,505,266
Honeywell International, Inc.		28,895	3,368,868
Roper Technologies, Inc.		3,837	700,137

			18,803,284

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Insurance—2.8%
Aflac, Inc.		15,820	$1,136,983
Alleghany Corp.	*	531	278,786
Allied World Assurance Co. Holdings AG (Switzerland)		3,766	152,222
Allstate Corp. (The)		14,129	977,444
Ambac Financial Group, Inc.	*	1,330	24,459
American Equity Investment Life Holding Co.		4,302	76,274
American Financial Group, Inc.		2,657	199,275
American International Group, Inc.		42,234	2,506,166
American National Insurance Co.		374	45,613
AMERISAFE, Inc.		1,050	61,719
AmTrust Financial Services, Inc.		3,945	105,844
Aon plc (United Kingdom)		10,025	1,127,712
Arch Capital Group Ltd. (Bermuda)	*	4,656	369,035
Argo Group International Holdings Ltd. (Bermuda)		1,194	67,366
Arthur J. Gallagher & Co.		6,304	320,684
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	163,624
Assurant, Inc.		2,563	236,437
Assured Guaranty Ltd. (Bermuda)		5,970	165,668
Axis Capital Holdings Ltd. (Bermuda)		4,044	219,711
Baldwin & Lyons, Inc., Class B		945	24,220
Brown & Brown, Inc.		5,036	189,908
Chubb Ltd. (Switzerland)		17,603	2,211,817
Cincinnati Financial Corp.		6,036	455,235
CNA Financial Corp.		12	413
CNO Financial Group, Inc.		6,600	100,782
Crawford & Co., Class B		1,891	21,463
EMC Insurance Group, Inc.		511	13,761
Employers Holdings, Inc.		2,770	82,629
Endurance Specialty Holdings Ltd. (Bermuda)		2,581	168,926
Enstar Group Ltd. (Bermuda)	*	772	126,971
Erie Indemnity Co., Class A		572	58,384
Everest Re Group Ltd. (Bermuda)		1,532	291,034
FBL Financial Group, Inc., Class A		1,275	81,562
First American Financial Corp.		3,159	124,086
FNF Group		10,681	394,236
Genworth Financial, Inc., Class A	*	16,181	80,258
Hanover Insurance Group, Inc. (The)		1,808	136,359
Hartford Financial Services Group, Inc. (The)		14,684	628,769
Horace Mann Educators Corp.		2,000	73,300
Independence Holding Co.		1,056	18,142
Infinity Property & Casualty Corp.		810	66,930
Kemper Corp.		1,906	74,944
Lincoln National Corp.		9,758	458,431
Loews Corp.		10,706	440,552
Markel Corp.	*	502	466,243
Marsh & McLennan Cos., Inc.		20,355	1,368,874
MBIA, Inc.	*	5,212	40,601
Mercury General Corp.		292	16,016
MetLife, Inc.		35,951	1,597,303
Navigators Group, Inc. (The)		441	42,742
Old Republic International Corp.		10,195	179,636
Primerica, Inc.	†	1,747	92,643
Principal Financial Group, Inc.		10,008	515,512
ProAssurance Corp.		1,192	62,556
Progressive Corp. (The)		22,570	710,955
Prudential Financial, Inc.		16,965	1,385,192
Reinsurance Group of America, Inc.		2,454	264,885

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
RenaissanceRe Holdings Ltd. (Bermuda)		1,743	$209,439
RLI Corp.		1,674	114,435
Safety Insurance Group, Inc.		850	57,137
Selective Insurance Group, Inc.		2,122	84,583
State Auto Financial Corp.		488	11,619
Stewart Information Services Corp.		1,239	55,074
Third Point Reinsurance Ltd. (Bermuda)	*	1,834	22,008
Torchmark Corp.		4,751	303,541
Travelers Cos., Inc. (The)		11,035	1,264,059
United Fire Group, Inc.		1,250	52,900
Unum Group		9,329	329,407
Validus Holdings Ltd. (Bermuda)		3,553	177,010
W.R. Berkley Corp.		3,415	197,250
White Mountains Insurance Group Ltd.		193	160,190
XL Group Ltd. (Bermuda)		11,188	376,252

			24,716,196

Internet & Direct Marketing Retail—2.1%
1-800-Flowers.com, Inc., Class A	*	793	7,272
Amazon.com, Inc.	*	15,023	12,578,908
Expedia, Inc.		4,463	520,921
FTD Cos., Inc.	*	501	10,306
Groupon, Inc.	*	19,947	102,727
HSN, Inc.		1,886	75,063
Lands’ End, Inc.	*†	820	11,890
Liberty Interactive Corp. QVC Group	*	16,503	330,225
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	72,018
Liberty Ventures, Series A	*	6,242	248,869
Netflix, Inc.	*	15,835	1,560,539
Nutrisystem, Inc.		931	27,641
Overstock.com, Inc.	*	770	11,796
Priceline Group, Inc. (The)	*	1,917	2,820,846
Shutterfly, Inc.	*	1,965	87,718
TripAdvisor, Inc.	*†	4,347	274,643
Wayfair, Inc., Class A	*†	1,230	48,425

			18,789,807

Internet Software & Services—4.1%
2U, Inc.	*†	1,540	58,967
Akamai Technologies, Inc.	*	6,673	353,602
Alphabet, Inc., Class A	*	11,269	9,060,952
Alphabet, Inc., Class C	*	11,508	8,945,053
Angie’s List, Inc.	*†	1,166	11,555
Bazaarvoice, Inc.	*	5,255	31,057
Benefitfocus, Inc.	*†	1,147	45,788
Blucora, Inc.	*	1,323	14,818
Box, Inc., Class A	*†	2,480	39,085
Brightcove, Inc.	*	3,636	47,450
ChannelAdvisor Corp.	*	1,716	22,188
Cimpress NV (Netherlands)	*†	1,371	138,718
CommerceHub, Inc., Series A	*	624	9,859
CommerceHub, Inc., Series C	*	1,248	19,856
comScore, Inc.	*	1,395	42,771
Cornerstone OnDemand, Inc.	*	1,310	60,194
CoStar Group, Inc.	*	1,152	249,443
Cvent, Inc.	*	1,237	39,225
EarthLink Holdings Corp.		5,814	36,047
eBay, Inc.	*	41,184	1,354,954
Endurance International Group Holdings, Inc.	*	1,747	15,286
Envestnet, Inc.	*	860	31,347
Facebook, Inc., Class A	*	86,732	11,125,114

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Five9, Inc.	*	3,118	$48,890
Gogo, Inc.	*†	2,212	24,420
GrubHub, Inc.	*	2,284	98,189
GTT Communications, Inc.	*	2,669	62,802
IAC/InterActiveCorp		2,481	154,988
j2 Global, Inc.		1,614	107,509
LinkedIn Corp., Class A	*	4,507	861,378
LivePerson, Inc.	*	3,333	28,030
LogMeIn, Inc.		724	65,442
MeetMe, Inc.	*	3,233	20,045
Monster Worldwide, Inc.	*	4,681	16,898
NIC, Inc.		2,450	57,575
Pandora Media, Inc.	*†	7,896	113,150
Q2 Holdings, Inc.	*	1,718	49,238
Quotient Technology, Inc.	*†	3,311	44,069
Rackspace Hosting, Inc.	*	4,578	145,077
RealNetworks, Inc.	*	1,461	6,516
RetailMeNot, Inc.	*	5,316	52,575
Shutterstock, Inc.	*	501	31,914
SPS Commerce, Inc.	*	377	27,676
Stamps.com, Inc.	*†	647	61,148
TrueCar, Inc.	*	3,602	34,003
Twitter, Inc.	*	21,954	506,040
VeriSign, Inc.	*†	3,931	307,561
Web.com Group, Inc.	*	2,467	42,605
WebMD Health Corp.	*	2,106	104,668
XO Group, Inc.	*	2,304	44,536
Yahoo!, Inc.	*	33,791	1,456,392
Yelp, Inc.	*	2,689	112,131
Zillow Group, Inc., Class A	*†	821	28,283
Zillow Group, Inc., Class C	*†	5,298	183,576

			36,650,653

IT Services—3.7%
Accenture plc, Class A (Ireland)		24,120	2,946,740
Acxiom Corp.	*	3,451	91,969
Alliance Data Systems Corp.	*	2,164	464,243
Amdocs Ltd.		6,061	350,629
Automatic Data Processing, Inc.		17,603	1,552,585
Blackhawk Network Holdings, Inc.	*	1,698	51,229
Booz Allen Hamilton Holding Corp.		2,798	88,445
Broadridge Financial Solutions, Inc.		4,514	306,004
CACI International, Inc., Class A	*	1,198	120,878
Cardtronics plc, Class A (United Kingdom)	*†	2,484	110,786
Cognizant Technology Solutions Corp., Class A	*	23,824	1,136,643
Computer Sciences Corp.		5,963	311,328
Convergys Corp.		4,229	128,646
CoreLogic, Inc.	*	3,159	123,896
CSG Systems International, Inc.		2,153	88,983
CSRA, Inc.		5,963	160,405
DST Systems, Inc.		1,484	174,993
EPAM Systems, Inc.	*	1,370	94,955
Euronet Worldwide, Inc.	*	1,761	144,103
EVERTEC, Inc. (Puerto Rico)		1,742	29,231
ExlService Holdings, Inc.	*	691	34,439
Fidelity National Information Services, Inc.		11,932	919,122
First Data Corp., Class A	*	6,658	87,619
Fiserv, Inc.	*	8,776	872,949
FleetCor Technologies, Inc.	*	3,496	607,360
Forrester Research, Inc.		963	37,461
Gartner, Inc.	*	3,107	274,814
Genpact Ltd.	*	6,727	161,112

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Global Payments, Inc.		6,323	$485,353
Hackett Group, Inc. (The)		1,140	18,833
International Business Machines Corp.		33,667	5,348,003
Jack Henry & Associates, Inc.		3,087	264,093
Leidos Holdings, Inc.		5,132	222,113
Lionbridge Technologies, Inc.	*	1,165	5,825
ManTech International Corp., Class A		1,217	45,869
MasterCard, Inc., Class A		37,224	3,788,286
MAXIMUS, Inc.		2,748	155,427
MoneyGram International, Inc.	*	468	3,323
NeuStar, Inc., Class A	*†	3,140	83,493
Paychex, Inc.		12,658	732,518
PayPal Holdings, Inc.	*	44,134	1,808,170
Perficient, Inc.	*	2,126	42,839
Sabre Corp.		5,166	145,578
Science Applications International Corp.		1,218	84,493
ServiceSource International, Inc.	*	7,526	36,727
Sykes Enterprises, Inc.	*	1,423	40,029
Syntel, Inc.	*	2,146	89,939
TeleTech Holdings, Inc.		1,171	33,947
Teradata Corp.	*	5,364	166,284
Total System Services, Inc.		6,935	326,985
Travelport Worldwide Ltd. (United Kingdom)		3,216	48,336
Unisys Corp.	*†	1,371	13,354
Vantiv, Inc., Class A	*	6,422	361,366
Virtusa Corp.	*	711	17,547
Visa, Inc., Class A		73,494	6,077,954
Western Union Co. (The)		20,800	433,056
WEX, Inc.	*	1,750	189,157
Xerox Corp.		40,261	407,844

			32,948,308

Leisure Products—0.2%
Arctic Cat, Inc.	†	689	10,673
Brunswick Corp.		3,797	185,218
Callaway Golf Co.		2,881	33,448
Hasbro, Inc.		4,348	344,927
JAKKS Pacific, Inc.	*†	765	6,610
Mattel, Inc.		13,029	394,518
Polaris Industries, Inc.	†	2,406	186,321
Smith & Wesson Holding Corp.	*†	1,367	36,348
Sturm Ruger & Co., Inc.	†	1,052	60,763
Vista Outdoor, Inc.	*	3,100	123,566

			1,382,392

Life Sciences Tools & Services—0.8%
Accelerate Diagnostics, Inc.	*†	1,363	37,155
Agilent Technologies, Inc.		13,260	624,413
Bio-Rad Laboratories, Inc., Class A	*	623	102,054
Bio-Techne Corp.		1,330	145,635
Bruker Corp.		4,987	112,956
Cambrex Corp.	*	1,258	55,931
Charles River Laboratories International, Inc.	*	1,516	126,344
Fluidigm Corp.	*†	1,443	11,558
Illumina, Inc.	*	5,665	1,029,104
Luminex Corp.	*	1,070	24,310
Mettler-Toledo International, Inc.	*	1,030	432,425
NanoString Technologies, Inc.	*	2,986	59,660
NeoGenomics, Inc.	*	5,266	43,287
Pacific Biosciences of California, Inc.	*	6,332	56,735
PAREXEL International Corp.	*	2,306	160,152

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PerkinElmer, Inc.		4,449	$249,633
QIAGEN NV (Netherlands)	*	8,728	239,496
Quintiles Transnational Holdings, Inc.	*	3,117	252,664
Thermo Fisher Scientific, Inc.		15,220	2,420,893
VWR Corp.	*	1,473	41,774
Waters Corp.	*	3,003	475,946

			6,702,125

Machinery—1.8%
Actuant Corp., Class A		2,022	46,991
AGCO Corp.		3,068	151,314
Albany International Corp., Class A		1,437	60,900
Allison Transmission Holdings, Inc.		5,233	150,083
American Railcar Industries, Inc.		1,200	49,764
Astec Industries, Inc.		821	49,153
Barnes Group, Inc.		2,018	81,830
Briggs & Stratton Corp.		1,822	33,980
Caterpillar, Inc.		21,404	1,900,033
Chart Industries, Inc.	*	1,070	35,128
CIRCOR International, Inc.		711	42,347
CLARCOR, Inc.		2,354	153,010
Colfax Corp.	*	3,666	115,222
Crane Co.		2,467	155,446
Cummins, Inc.		5,978	766,081
Deere & Co.		12,288	1,048,781
Donaldson Co., Inc.		5,274	196,879
Dover Corp.		5,800	427,112
EnPro Industries, Inc.		981	55,741
ESCO Technologies, Inc.		1,222	56,725
ExOne Co. (The)	*	1,154	17,564
Federal Signal Corp.		2,159	28,628
Flowserve Corp.		5,072	244,673
Fortive Corp.		10,406	529,665
Franklin Electric Co., Inc.		1,804	73,441
FreightCar America, Inc.		900	12,942
Graco, Inc.		2,275	168,350
Greenbrier Cos., Inc. (The)	†	661	23,333
Harsco Corp.		3,646	36,205
Hillenbrand, Inc.		1,576	49,865
Hurco Cos., Inc.		300	8,421
Hyster-Yale Materials Handling, Inc.		618	37,160
IDEX Corp.		2,831	264,897
Illinois Tool Works, Inc.		11,374	1,363,060
Ingersoll-Rand plc		9,945	675,663
ITT, Inc.		3,588	128,594
John Bean Technologies Corp.		1,164	82,120
Joy Global, Inc.		4,237	117,534
Kadant, Inc.		721	37,571
Kennametal, Inc.		3,196	92,748
Lincoln Electric Holdings, Inc.		2,210	138,390
Lindsay Corp.	†	808	59,776
Manitowoc Co., Inc. (The)		5,044	24,161
Manitowoc Foodservice, Inc.	*	5,044	81,814
Meritor, Inc.	*	2,791	31,064
Middleby Corp. (The)	*	2,531	312,882
Mueller Industries, Inc.		3,184	103,225
Mueller Water Products, Inc., Class A		3,000	37,650
Navistar International Corp.	*	2,436	55,760
Nordson Corp.		2,072	206,433
Oshkosh Corp.		2,868	160,608
PACCAR, Inc.		13,145	772,663
Parker-Hannifin Corp.		4,963	623,005
Pentair plc (United Kingdom)		6,369	409,145
Proto Labs, Inc.	*	538	32,232

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
RBC Bearings, Inc.	*	737	$56,366
Rexnord Corp.	*	2,858	61,190
Snap-on, Inc.		2,130	323,675
SPX Corp.	*	2,157	43,442
SPX FLOW, Inc.	*	2,157	66,695
Standex International Corp.		724	67,238
Stanley Black & Decker, Inc.		5,692	700,002
Tennant Co.		1,280	82,944
Terex Corp.		4,124	104,791
Timken Co. (The)		3,702	130,088
Titan International, Inc.		1,356	13,723
Toro Co. (The)		4,080	191,107
TriMas Corp.	*	3,917	72,895
Trinity Industries, Inc.		6,102	147,546
Wabash National Corp.	*	6,441	91,720
WABCO Holdings, Inc.	*	1,947	221,043
Wabtec Corp.		3,474	283,652
Watts Water Technologies, Inc., Class A		1,225	79,429
Woodward, Inc.		2,448	152,951
Xylem, Inc.		7,149	374,965

			15,883,224

Marine—0.0%
Kirby Corp.	*	2,358	146,573
Matson, Inc.		1,466	58,464

			205,037

Media—2.8%
AMC Networks, Inc., Class A	*	2,261	117,255
Cable One, Inc.		183	106,872
Carmike Cinemas, Inc.	*	1,250	40,863
CBS Corp. (Non-Voting Shares), Class B		15,384	842,120
Charter Communications, Inc., Class A	*	7,886	2,128,983
Cinemark Holdings, Inc.		4,469	171,073
Clear Channel Outdoor Holdings, Inc., Class A		2,500	14,600
Comcast Corp., Class A		92,528	6,138,308
Discovery Communications, Inc., Class A	*	6,005	161,655
Discovery Communications, Inc., Class C	*	9,058	238,316
DISH Network Corp., Class A	*	8,401	460,207
Entercom Communications Corp., Class A		2,183	28,248
Entravision Communications Corp., Class A		2,852	21,761
Eros International plc	*	805	12,333
EW Scripps Co. (The), Class A	*	3,222	51,230
Gannett Co., Inc.		4,308	50,145
Global Eagle Entertainment, Inc.	*†	3,427	28,478
IMAX Corp. (Canada)	*	1,872	54,232
Interpublic Group of Cos., Inc. (The)		17,203	384,487
John Wiley & Sons, Inc., Class A		1,701	87,789
Liberty Braves Group, Class A	*	423	7,381
Liberty Braves Group, Class C	*	1,246	21,655
Liberty Broadband Corp., Class A	*	889	62,372
Liberty Broadband Corp., Class C	*	3,071	219,515
Liberty Media Group, Class A	*	1,059	30,340
Liberty Media Group, Class C	*	1,778	50,033
Liberty SiriusXM Group, Class A	*	4,239	144,041
Liberty SiriusXM Group, Class C	*	7,112	237,612
Lions Gate Entertainment Corp.		5,038	100,710
Live Nation Entertainment, Inc.	*	5,485	150,728

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Madison Square Garden Co. (The), Class A	*	753	$127,566
MDC Partners, Inc., Class A		1,459	15,640
Media General, Inc.	*	2,225	41,007
Meredith Corp.		2,083	108,295
MSG Networks, Inc., Class A	*	2,261	42,077
National CineMedia, Inc.		2,226	32,767
New Media Investment Group, Inc.		1,586	24,583
New York Times Co. (The), Class A		5,682	67,900
News Corp., Class A		17,563	245,531
News Corp., Class B		2,794	39,731
Nexstar Broadcasting Group, Inc., Class A	†	902	52,054
Omnicom Group, Inc.		9,381	797,385
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	59,660
Scholastic Corp.		1,845	72,619
Scripps Networks Interactive, Inc., Class A		3,612	229,326
Sinclair Broadcast Group, Inc., Class A		2,049	59,175
Sirius XM Holdings, Inc.	*†	76,550	319,213
Starz, Class A	*	2,883	89,921
TEGNA, Inc.		8,617	188,368
Time Warner, Inc.		30,376	2,418,233
Time, Inc.		4,387	63,524
Tribune Media Co., Class A		2,756	100,649
Twenty-First Century Fox, Inc., Class A		42,525	1,029,956
Twenty-First Century Fox, Inc., Class B		18,173	449,600
Viacom, Inc., Class B		13,540	515,874
Walt Disney Co. (The)		62,144	5,770,692
World Wrestling Entertainment, Inc., Class A	†	1,030	21,939

			25,146,627

Metals & Mining—0.5%
AK Steel Holding Corp.	*†	5,009	24,193
Alcoa, Inc.		49,609	503,035
Allegheny Technologies, Inc.		3,760	67,943
Carpenter Technology Corp.		1,882	77,651
Century Aluminum Co.	*	865	6,012
Cliffs Natural Resources, Inc.	*†	4,448	26,021
Coeur Mining, Inc.	*	8,678	102,661
Commercial Metals Co.		4,080	66,055
Compass Minerals International, Inc.	†	1,305	96,179
Ferroglobe plc (United Kingdom)	†	2,174	19,631
Freeport-McMoRan, Inc.	*	47,555	516,447
Gold Resource Corp.	†	1,083	8,036
Hecla Mining Co.		20,609	117,471
Kaiser Aluminum Corp.		724	62,619
Materion Corp.		1,122	34,457
Newmont Mining Corp.		19,940	783,443
Nucor Corp.		12,379	612,142
Reliance Steel & Aluminum Co.		2,966	213,641
Royal Gold, Inc.		2,286	177,005
Ryerson Holding Corp.	*†	2,725	30,765
Schnitzer Steel Industries, Inc., Class A		693	14,484
Southern Copper Corp. (Peru)		4,159	109,382
Steel Dynamics, Inc.		8,080	201,919
Stillwater Mining Co.	*	3,727	49,793
SunCoke Energy, Inc.		1,473	11,813
Tahoe Resources, Inc.		6,634	85,114

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TimkenSteel Corp.	*	1,851	$19,343
United States Steel Corp.		5,607	105,748
Worthington Industries, Inc.		2,569	123,389

			4,266,392

Mortgage Real Estate Investment Trusts (REITs)—0.2%
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	17,385
American Capital Agency Corp. REIT		12,350	241,319
American Capital Mortgage Investment Corp. REIT		1,863	32,025
Annaly Capital Management, Inc. REIT		35,479	372,530
Anworth Mortgage Asset Corp. REIT		12,920	63,566
Apollo Commercial Real Estate Finance, Inc. REIT		3,736	61,158
Ares Commercial Real Estate Corp. REIT		2,901	36,553
ARMOUR Residential REIT, Inc. REIT	†	1,948	43,908
Capstead Mortgage Corp. REIT		2,400	22,632
Chimera Investment Corp. REIT		7,427	118,461
Colony Capital, Inc., Class A REIT		6,320	115,214
CYS Investments, Inc. REIT		8,017	69,908
Invesco Mortgage Capital, Inc. REIT		5,009	76,287
MFA Financial, Inc. REIT		14,467	108,213
New Residential Investment Corp. REIT		7,637	105,467
New York Mortgage Trust, Inc. REIT	†	8,120	48,882
PennyMac Mortgage Investment Trust REIT		3,001	46,756
RAIT Financial Trust REIT		7,882	26,641
Redwood Trust, Inc. REIT		2,801	39,662
Resource Capital Corp. REIT		1,851	23,711
Starwood Property Trust, Inc. REIT		8,338	187,772
Two Harbors Investment Corp. REIT		12,786	109,065
Western Asset Mortgage Capital Corp. REIT		2,019	21,038

			1,988,153

Multiline Retail—0.5%
Big Lots, Inc.	†	1,874	89,483
Dillard’s, Inc., Class A		872	54,945
Dollar General Corp.		11,287	789,977
Dollar Tree, Inc.	*	8,758	691,269
Fred’s, Inc., Class A		1,781	16,136
J.C. Penney Co., Inc.	*†	12,541	115,628
Kohl’s Corp.		7,696	336,700
Macy’s, Inc.		11,888	440,450
Nordstrom, Inc.	†	4,576	237,403
Sears Holdings Corp.	*†	2,729	31,274
Target Corp.		22,570	1,550,108
Tuesday Morning Corp.	*	1,816	10,860

			4,364,233

Multi-Utilities—1.0%
Ameren Corp.		9,861	484,964
Avista Corp.		1,759	73,509
Black Hills Corp.		2,041	124,950
CenterPoint Energy, Inc.		16,026	372,284
CMS Energy Corp.		11,539	484,753
Consolidated Edison, Inc.		11,309	851,568
Dominion Resources, Inc.		23,434	1,740,443
DTE Energy Co.		6,681	625,809
MDU Resources Group, Inc.		7,657	194,794

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NiSource, Inc.		11,700	$282,087
NorthWestern Corp.		1,449	83,361
Public Service Enterprise Group, Inc.		19,258	806,333
SCANA Corp.		5,296	383,272
Sempra Energy		9,628	1,032,025
Unitil Corp.		1,898	74,136
Vectren Corp.		3,706	186,041
WEC Energy Group, Inc.		12,633	756,464

			8,556,793

Oil, Gas & Consumable Fuels—5.6%
Abraxas Petroleum Corp.	*	7,391	12,491
Adams Resources & Energy, Inc.		1,006	39,556
Alon USA Energy, Inc.		1,438	11,590
Anadarko Petroleum Corp.		19,986	1,266,313
Antero Resources Corp.	*	4,953	133,483
Apache Corp.		14,466	923,943
Bill Barrett Corp.	*	4,290	23,852
Cabot Oil & Gas Corp.		17,590	453,822
California Resources Corp.	*†	1,495	18,687
Callon Petroleum Co.	*	5,143	80,745
Carrizo Oil & Gas, Inc.	*	1,800	73,116
Cheniere Energy, Inc.	*†	7,880	343,568
Chesapeake Energy Corp.	*†	20,459	128,278
Chevron Corp.		72,317	7,442,866
Cimarex Energy Co.		3,609	484,941
Clayton Williams Energy, Inc.	*†	550	46,992
Clean Energy Fuels Corp.	*†	6,729	30,079
Cobalt International Energy, Inc.	*	13,233	16,409
Concho Resources, Inc.	*	5,157	708,314
ConocoPhillips		48,147	2,092,950
CONSOL Energy, Inc.		8,802	168,998
Contango Oil & Gas Co.	*	400	4,088
Continental Resources, Inc.	*	4,100	213,036
Delek US Holdings, Inc.		2,148	37,139
Denbury Resources, Inc.	*†	16,015	51,728
Devon Energy Corp.		19,934	879,289
Diamondback Energy, Inc.	*	3,530	340,786
Earthstone Energy, Inc.	*†	4,212	36,223
Eclipse Resources Corp.	*	10,658	35,065
Energen Corp.		4,157	239,942
EOG Resources, Inc.		21,446	2,074,043
EQT Corp.		6,550	475,661
Erin Energy Corp.	*†	10,398	24,435
Evolution Petroleum Corp.		7,998	50,227
EXCO Resources, Inc.	*†	10,424	11,154
Exxon Mobil Corp.		159,429	13,914,963
GasLog Ltd. (Monaco)		1,355	19,715
Golar LNG Ltd. (Bermuda)	†	2,827	59,932
Green Plains, Inc.		1,442	37,780
Gulfport Energy Corp.	*	3,976	112,322
Hess Corp.		10,596	568,158
HollyFrontier Corp.		5,941	145,554
Isramco, Inc.	*†	559	46,621
Kinder Morgan, Inc.		74,237	1,717,102
Kosmos Energy Ltd.	*†	4,050	25,961
Laredo Petroleum, Inc.	*	4,696	60,578
Marathon Oil Corp.		31,242	493,936
Marathon Petroleum Corp.		20,384	827,387
Matador Resources Co.	*	3,520	85,677
Murphy Oil Corp.	†	6,185	188,024
Newfield Exploration Co.	*	6,952	302,134
Noble Energy, Inc.		16,513	590,175
Nordic American Tankers Ltd. (Norway)	†	1,750	17,693

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Northern Oil and Gas, Inc.	*†	6,464	$17,324
Oasis Petroleum, Inc.	*	5,799	66,515
Occidental Petroleum Corp.		28,997	2,114,461
ONEOK, Inc.		7,816	401,664
Panhandle Oil and Gas, Inc., Class A		2,234	39,162
Parsley Energy, Inc., Class A	*	5,797	194,257
PBF Energy, Inc., Class A	†	3,454	78,199
PDC Energy, Inc.	*	1,250	83,825
Phillips 66		17,654	1,422,030
Pioneer Natural Resources Co.		6,311	1,171,637
QEP Resources, Inc.		7,412	144,756
Range Resources Corp.		7,402	286,827
Rice Energy, Inc.	*	4,052	105,798
Ring Energy, Inc.	*	4,671	51,147
RSP Permian, Inc.	*	2,803	108,700
Sanchez Energy Corp.	*†	5,494	48,567
Scorpio Tankers, Inc. (Monaco)		12,382	57,329
SemGroup Corp., Class A		2,433	86,031
Ship Finance International Ltd. (Norway)	†	3,352	49,375
SM Energy Co.		2,262	87,268
Southwestern Energy Co.	*	14,266	197,441
Spectra Energy Corp.		27,625	1,180,969
Synergy Resources Corp.	*†	6,874	47,637
Targa Resources Corp.		5,764	283,070
Teekay Corp. (Bermuda)		1,691	13,038
Tesoro Corp.		4,926	391,913
Valero Energy Corp.		18,142	961,526
Western Refining, Inc.		2,500	66,150
Westmoreland Coal Co.	*†	1,163	10,304
Whiting Petroleum Corp.	*	7,154	62,526
Williams Cos., Inc. (The)		26,420	811,887
World Fuel Services Corp.		2,641	122,173
WPX Energy, Inc.	*	12,696	167,460

			49,118,487

Paper & Forest Products—0.1%
Boise Cascade Co.	*	1,240	31,496
Clearwater Paper Corp.	*	924	59,755
Deltic Timber Corp.		724	49,036
Domtar Corp.		2,776	103,073
KapStone Paper and Packaging Corp.		5,716	108,147
Louisiana-Pacific Corp.	*	4,396	82,777
Neenah Paper, Inc.		652	51,514
P.H. Glatfelter Co.		1,740	37,723
Schweitzer-Mauduit International, Inc.		1,448	55,835

			579,356

Personal Products—0.2%
Avon Products, Inc.		14,351	81,227
Coty, Inc., Class A	*†	11,782	276,877
Edgewell Personal Care Co.	*	2,126	169,059
Estee Lauder Cos., Inc. (The), Class A		8,528	755,240
Herbalife Ltd.	*	3,289	203,885
Medifast, Inc.		734	27,738
Natural Health Trends Corp.	†	1,040	29,390
Nu Skin Enterprises, Inc., Class A	†	2,249	145,690
USANA Health Sciences, Inc.	*	265	36,663

			1,725,769

Pharmaceuticals—4.6%
AcelRx Pharmaceuticals, Inc.	*†	1,309	5,092
Aerie Pharmaceuticals, Inc.	*	1,033	38,985
Agile Therapeutics, Inc.	*	6,429	44,874

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Akorn, Inc.	*	2,604	$70,985
Allergan plc	*	15,224	3,506,239
Ampio Pharmaceuticals, Inc.	*	12,895	9,545
ANI Pharmaceuticals, Inc.	*†	726	48,170
Aratana Therapeutics, Inc.	*†	3,394	31,768
Bio-Path Holdings, Inc.	*	20,668	28,935
Bristol-Myers Squibb Co.		64,490	3,477,301
Catalent, Inc.	*	2,241	57,907
Cempra, Inc.	*†	1,297	31,387
Depomed, Inc.	*†‡	3,130	78,219
Eli Lilly & Co.		37,464	3,006,861
Endo International plc (Ireland)	*	8,058	162,369
Flex Pharma, Inc.	*†	262	3,086
Horizon Pharma plc	*	2,635	47,773
Impax Laboratories, Inc.	*	3,833	90,842
Innoviva, Inc.	*†	3,224	35,432
Intra-Cellular Therapies, Inc.	*†	1,438	21,915
Johnson & Johnson		105,728	12,489,649
Lannett Co., Inc.	*†	723	19,210
Lipocine, Inc.	*†	5,905	26,336
Mallinckrodt plc	*	4,584	319,872
Medicines Co. (The)	*	2,018	76,159
Merck & Co., Inc.		107,205	6,690,664
Mylan NV	*	16,275	620,403
Nektar Therapeutics	*	5,383	92,480
Omeros Corp.	*†	2,562	28,592
Pacira Pharmaceuticals, Inc.	*	2,084	71,315
Perrigo Co. plc (Ireland)		5,187	478,916
Pfizer, Inc.		231,592	7,844,021
Prestige Brands Holdings, Inc.	*	1,723	83,169
Revance Therapeutics, Inc.	*†	1,376	22,305
SciClone Pharmaceuticals, Inc.	*	1,700	17,425
Teligent, Inc.	*†	7,413	56,339
Tetraphase Pharmaceuticals, Inc.	*†	1,989	7,618
TherapeuticsMD, Inc.	*†	8,137	55,413
Theravance Biopharma, Inc. (Cayman Islands)	*	921	33,377
Zoetis, Inc.		18,237	948,506

			40,779,454

Professional Services—0.4%
Acacia Research Corp.		2,593	16,906
Advisory Board Co. (The)	*	1,900	85,006
Barrett Business Services, Inc.	†	1,310	64,989
CEB, Inc.		1,507	82,086
CRA International, Inc.	*	986	26,218
Dun & Bradstreet Corp. (The)		1,546	211,215
Equifax, Inc.		4,628	622,836
Exponent, Inc.		597	30,483
FTI Consulting, Inc.	*	1,735	77,312
Heidrick & Struggles International, Inc.		865	16,046
Huron Consulting Group, Inc.	*	988	59,043
Insperity, Inc.		529	38,427
Kelly Services, Inc., Class A		1,173	22,545
Kforce, Inc.		297	6,086
Korn/Ferry International		1,624	34,104
ManpowerGroup, Inc.		2,924	211,288
Navigant Consulting, Inc.	*	2,313	46,769
Nielsen Holdings plc		13,962	747,944
On Assignment, Inc.	*	1,243	45,108
Resources Connection, Inc.		2,060	30,776
Robert Half International, Inc.		5,264	199,295
RPX Corp.	*	1,894	20,247
TriNet Group, Inc.	*	1,517	32,813

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TrueBlue, Inc.	*	2,485	$56,310
Verisk Analytics, Inc.	*	5,979	485,973
WageWorks, Inc.	*	834	50,799

			3,320,624

Real Estate Management & Development—0.1%
Alexander & Baldwin, Inc.		1,466	56,324
Altisource Portfolio Solutions SA (Luxembourg)	*	359	11,632
CBRE Group, Inc., Class A	*	10,844	303,415
Forestar Group, Inc.	*	1,502	17,588
HFF, Inc., Class A		949	26,278
Howard Hughes Corp. (The)	*	1,716	196,482
Jones Lang LaSalle, Inc.		1,597	181,723
Kennedy-Wilson Holdings, Inc.		2,891	65,192
Realogy Holdings Corp.		5,690	147,143
RMR Group, Inc. (The), Class A		236	8,954
St. Joe Co. (The)	*	3,582	65,837
Tejon Ranch Co.	*†	858	20,866

			1,101,434

Road & Rail—0.8%
AMERCO		319	103,429
ArcBest Corp.		903	17,175
Avis Budget Group, Inc.	*	3,192	109,198
CSX Corp.		36,271	1,106,266
Genesee & Wyoming, Inc., Class A	*	2,019	139,210
Heartland Express, Inc.		1,896	35,796
Hertz Global Holdings, Inc.	*	3,386	135,982
J.B. Hunt Transport Services, Inc.		3,333	270,440
Kansas City Southern		3,932	366,934
Knight Transportation, Inc.		3,879	111,289
Landstar System, Inc.		1,617	110,085
Norfolk Southern Corp.		11,460	1,112,308
Old Dominion Freight Line, Inc.	*	2,776	190,461
Ryder System, Inc.		2,010	132,560
Saia, Inc.	*	2,493	74,690
Swift Transportation Co.	*†	3,469	74,479
Union Pacific Corp.		32,486	3,168,360
Werner Enterprises, Inc.		2,915	67,832
YRC Worldwide, Inc.	*	1,193	14,698

			7,341,192

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc.	*	1,428	67,573
Advanced Micro Devices, Inc.	*	21,447	148,199
Alpha & Omega Semiconductor Ltd.	*	673	14,618
Ambarella, Inc.	*	1,314	96,724
Amkor Technology, Inc.	*	7,211	70,091
Analog Devices, Inc.		11,235	724,096
Applied Materials, Inc.		42,951	1,294,973
Applied Micro Circuits Corp.	*	3,186	22,143
Axcelis Technologies, Inc.	*	1,023	13,585
Broadcom Ltd. (Singapore)		14,581	2,515,514
Brooks Automation, Inc.		3,103	42,232
Cabot Microelectronics Corp.		1,049	55,503
Cavium, Inc.	*	2,229	129,728
CEVA, Inc.	*	692	24,268
Cirrus Logic, Inc.	*	2,946	156,580
Cohu, Inc.		859	10,085
Cree, Inc.	*†	4,008	103,086
Cypress Semiconductor Corp.		11,567	140,655
Diodes, Inc.	*	2,400	51,216
DSP Group, Inc.	*	1,194	14,340
Entegris, Inc.	*	5,738	99,956
Exar Corp.	*	1,758	16,367

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
First Solar, Inc.	*†	2,540	$100,305
FormFactor, Inc.	*	1,417	15,374
Inphi Corp.	*	1,850	80,493
Integrated Device Technology, Inc.	*	6,008	138,785
Intel Corp.		181,570	6,854,267
Intersil Corp., Class A		5,757	126,251
IXYS Corp.		1,329	16,014
KLA-Tencor Corp.		6,325	440,916
Kopin Corp.	*	2,431	5,300
Lam Research Corp.		6,125	580,099
Lattice Semiconductor Corp.	*	4,395	28,524
Linear Technology Corp.		8,735	517,898
Marvell Technology Group Ltd. (Bermuda)		18,500	245,495
Maxim Integrated Products, Inc.		10,774	430,206
MaxLinear, Inc., Class A	*	2,714	55,013
Microchip Technology, Inc.	†	7,971	495,318
Micron Technology, Inc.	*	40,207	714,880
Microsemi Corp.	*	3,789	159,062
MKS Instruments, Inc.		2,455	122,087
Monolithic Power Systems, Inc.		1,256	101,108
NVE Corp.		348	20,511
NVIDIA Corp.		19,630	1,345,048
ON Semiconductor Corp.	*	19,095	235,250
PDF Solutions, Inc.	*	974	17,698
Photronics, Inc.	*	1,388	14,310
Power Integrations, Inc.		1,195	75,321
Qorvo, Inc.	*	4,879	271,955
QUALCOMM, Inc.		56,399	3,863,332
Rambus, Inc.	*	4,071	50,887
Rudolph Technologies, Inc.	*	1,247	22,122
Semtech Corp.	*	2,970	82,358
Silicon Laboratories, Inc.	*	2,124	124,891
Skyworks Solutions, Inc.		7,339	558,791
SunPower Corp.	*†	1,759	15,690
Synaptics, Inc.	*	1,586	92,908
Teradyne, Inc.		7,938	171,302
Tessera Technologies, Inc.		1,560	59,966
Texas Instruments, Inc.		38,179	2,679,402
Ultra Clean Holdings, Inc.	*	4,664	34,560
Ultratech, Inc.	*	971	22,411
Veeco Instruments, Inc.	*	1,294	25,401
Xcerra Corp.	*	1,358	8,229
Xilinx, Inc.		9,816	533,401

			27,364,671

Software—4.4%
8x8, Inc.	*	3,048	47,031
ACI Worldwide, Inc.	*	4,959	96,105
Activision Blizzard, Inc.		20,945	927,864
Adobe Systems, Inc.	*	18,943	2,056,073
American Software, Inc., Class A		1,950	21,645
ANSYS, Inc.	*	3,449	319,412
Aspen Technology, Inc.	*	3,661	171,298
Autodesk, Inc.	*	8,502	614,950
AVG Technologies NV (Netherlands)	*	1,094	27,361
Blackbaud, Inc.		1,984	131,619
Bottomline Technologies de, Inc.	*	1,479	34,476
BroadSoft, Inc.	*	1,277	59,444
CA, Inc.		11,593	383,496
Cadence Design Systems, Inc.	*	10,745	274,320
Callidus Software, Inc.	*	1,710	31,379
CDK Global, Inc.		6,017	345,135
Citrix Systems, Inc.	*	6,102	520,012
CommVault Systems, Inc.	*	1,510	80,226

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dell Technologies, Inc. - VMware Inc, Class V	*	8,503	$406,443
Ebix, Inc.	†	600	34,110
Electronic Arts, Inc.	*	11,332	967,753
Ellie Mae, Inc.	*	793	83,503
Epiq Systems, Inc.		1,087	17,925
Fair Isaac Corp.		1,426	177,665
FireEye, Inc.	*†	5,013	73,842
Fleetmatics Group plc (Ireland)	*	995	59,680
Fortinet, Inc.	*	5,654	208,802
Gigamon, Inc.	*	2,114	115,847
Glu Mobile, Inc.	*†	10,871	24,351
Guidewire Software, Inc.	*	3,146	188,697
HubSpot, Inc.	*	556	32,037
Imperva, Inc.	*	1,888	101,404
Infoblox, Inc.	*	1,770	46,675
Interactive Intelligence Group, Inc.	*	950	57,133
Intuit, Inc.		9,465	1,041,245
Manhattan Associates, Inc.	*	2,676	154,191
Mentor Graphics Corp.		2,745	72,578
Microsoft Corp.		292,178	16,829,453
MicroStrategy, Inc., Class A	*	513	85,897
Mitek Systems, Inc.	*†	6,076	50,370
MobileIron, Inc.	*	7,330	20,158
Monotype Imaging Holdings, Inc.		1,419	31,374
NetSuite, Inc.	*	1,276	141,240
Nuance Communications, Inc.	*	9,517	137,997
Oracle Corp.		114,105	4,482,044
Paycom Software, Inc.	*†	1,251	62,713
Pegasystems, Inc.		2,691	79,358
Progress Software Corp.	*	1,983	53,938
Proofpoint, Inc.	*	1,126	84,281
PTC, Inc.	*	4,423	195,983
Qualys, Inc.	*	1,070	40,863
RealPage, Inc.	*	1,770	45,489
Red Hat, Inc.	*	7,251	586,098
RingCentral, Inc., Class A	*	1,418	33,550
salesforce.com, Inc.	*	24,890	1,775,404
ServiceNow, Inc.	*	6,208	491,363
Silver Spring Networks, Inc.	*	2,969	42,100
Splunk, Inc.	*	4,640	272,275
SS&C Technologies Holdings, Inc.	†	7,354	236,431
Symantec Corp.		24,196	607,320
Synchronoss Technologies, Inc.	*	807	33,232
Synopsys, Inc.	*	6,501	385,834
Tableau Software, Inc., Class A	*	1,766	97,607
Take-Two Interactive Software, Inc.	*	2,643	119,146
TiVo Corp.	*	4,955	96,523
Tyler Technologies, Inc.	*	1,179	201,880
Ultimate Software Group, Inc. (The)	*	1,242	253,852
VASCO Data Security International, Inc.	*	3,804	66,988
Verint Systems, Inc.	*	3,366	126,663
VirnetX Holding Corp.	*†	2,400	7,344
VMware, Inc., Class A	*†	3,264	239,414
Workday, Inc., Class A	*	3,891	356,766
Zendesk, Inc.	*	1,894	58,165
Zix Corp.	*	1,015	4,162
Zynga, Inc., Class A	*	26,117	76,000

			38,515,002

Specialty Retail—2.4%
Aaron’s, Inc.		2,908	73,921
Abercrombie & Fitch Co., Class A		3,072	48,814
Advance Auto Parts, Inc.		2,681	399,791

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Eagle Outfitters, Inc.	†	7,261	$129,682
America’s Car-Mart, Inc.	*	354	12,882
Asbury Automotive Group, Inc.	*	1,342	74,709
Ascena Retail Group, Inc.	*	7,052	39,421
AutoNation, Inc.	*	2,555	124,454
AutoZone, Inc.	*	1,140	875,908
Barnes & Noble Education, Inc.	*	523	5,005
Barnes & Noble, Inc.		828	9,356
Bed Bath & Beyond, Inc.		6,021	259,565
Best Buy Co., Inc.		11,238	429,067
Big 5 Sporting Goods Corp.		1,071	14,587
Buckle, Inc. (The)	†	1,236	29,701
Burlington Stores, Inc.	*	3,199	259,183
Cabela’s, Inc.	*	1,696	93,161
Caleres, Inc.		1,791	45,294
CarMax, Inc.	*	7,858	419,224
Cato Corp. (The), Class A		588	19,339
Chico’s FAS, Inc.		3,106	36,961
Children’s Place, Inc. (The)		1,144	91,371
Conn’s, Inc.	*†	871	8,989
CST Brands, Inc.		2,444	117,532
Destination XL Group, Inc.	*	1,930	8,357
Dick’s Sporting Goods, Inc.		3,116	176,740
DSW, Inc., Class A		2,162	44,278
Express, Inc.	*	1,863	21,965
Finish Line, Inc. (The), Class A		1,917	44,244
Five Below, Inc.	*	2,091	84,246
Foot Locker, Inc.		5,079	343,950
GameStop Corp., Class A		4,171	115,078
Gap, Inc. (The)		8,933	198,670
Genesco, Inc.	*	921	50,158
GNC Holdings, Inc., Class A		3,393	69,285
Group 1 Automotive, Inc.		1,068	68,224
Guess?, Inc.		1,639	23,946
Haverty Furniture Cos., Inc.		1,111	22,265
Hibbett Sports, Inc.	*†	1,396	55,700
Home Depot, Inc. (The)		47,844	6,156,566
Kirkland’s, Inc.	*	833	10,146
L Brands, Inc.		9,309	658,798
Lithia Motors, Inc., Class A		862	82,338
Lowe’s Cos., Inc.		34,536	2,493,845
Lumber Liquidators Holdings, Inc.	*†	769	15,126
MarineMax, Inc.	*	800	16,760
Michaels Cos., Inc. (The)	*	1,338	32,340
Monro Muffler Brake, Inc.		1,487	90,960
Murphy USA, Inc.	*	1,451	103,543
Office Depot, Inc.		21,441	76,544
O’Reilly Automotive, Inc.	*	3,638	1,019,040
Penske Automotive Group, Inc.	†	1,654	79,690
Pier 1 Imports, Inc.	†	3,712	15,739
Rent-A-Center, Inc.		1,769	22,360
Restoration Hardware Holdings, Inc.	*†	1,193	41,254
Ross Stores, Inc.		15,197	977,167
Sally Beauty Holdings, Inc.	*	6,100	156,648
Select Comfort Corp.	*	2,104	45,446
Signet Jewelers Ltd.		3,344	249,228
Sonic Automotive, Inc., Class A		1,649	31,001
Stage Stores, Inc.	†	2,236	12,544
Staples, Inc.		22,960	196,308
Stein Mart, Inc.		1,261	8,007
Tailored Brands, Inc.	†	2,437	38,261
Tiffany & Co.	†	4,374	317,684
TJX Cos., Inc. (The)		25,540	1,909,881
Tractor Supply Co.		5,080	342,138

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,266	$539,263
Urban Outfitters, Inc.	*	3,504	120,958
Vitamin Shoppe, Inc.	*†	1,348	36,194
West Marine, Inc.	*	803	6,641
Williams-Sonoma, Inc.	†	3,877	198,037

			21,045,478

Technology Hardware, Storage & Peripherals—3.2%
3D Systems Corp.	*†	4,215	75,659
Apple, Inc.		211,353	23,893,457
Cray, Inc.	*	714	16,808
Diebold, Inc.		3,079	76,328
Electronics For Imaging, Inc.	*	2,638	129,051
Hewlett Packard Enterprise Co.		67,114	1,526,843
HP, Inc.		67,498	1,048,244
Lexmark International, Inc., Class A		1,492	59,620
NCR Corp.	*	5,463	175,854
NetApp, Inc.		11,382	407,703
Nimble Storage, Inc.	*	1,012	8,936
Silicon Graphics International Corp.	*	1,843	14,191
Stratasys Ltd.	*†	1,886	45,434
Super Micro Computer, Inc.	*	964	22,529
Western Digital Corp.		10,742	628,085

			28,128,742

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.		1,981	171,773
Coach, Inc.		10,479	383,112
Columbia Sportswear Co.		1,304	73,989
Crocs, Inc.	*	3,600	29,880
Culp, Inc.		888	26,436
Deckers Outdoor Corp.	*	1,227	73,068
Fossil Group, Inc.	*	1,614	44,821
G-III Apparel Group Ltd.	*	1,111	32,386
Hanesbrands, Inc.		14,614	369,003
Iconix Brand Group, Inc.	*	2,737	22,224
Kate Spade & Co.	*	4,930	84,451
lululemon athletica, Inc. (Canada)	*†	3,773	230,078
Michael Kors Holdings Ltd. (United Kingdom)	*	6,210	290,566
Movado Group, Inc.	†	1,678	36,043
NIKE, Inc., Class B		50,637	2,666,038
Oxford Industries, Inc.		936	63,367
PVH Corp.		2,844	314,262
Ralph Lauren Corp.		2,261	228,678
Sequential Brands Group, Inc.	*†	3,524	28,192
Skechers U.S.A., Inc., Class A	*	5,805	132,934
Steven Madden Ltd.	*	2,533	87,540
Under Armour, Inc., Class A	*†	7,236	279,888
Under Armour, Inc., Class C	*	7,287	246,738
Unifi, Inc.	*	876	25,781
V.F. Corp.		13,034	730,556
Wolverine World Wide, Inc.		5,178	119,249

			6,791,053

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	50,589
Bank Mutual Corp.		3,756	28,846
Beneficial Bancorp, Inc.		3,072	45,189
BofI Holding, Inc.	*†	1,672	37,453
Capitol Federal Financial, Inc.		4,787	67,353
Dime Community Bancshares, Inc.		1,638	27,453
Essent Group Ltd.	*	1,445	38,451
EverBank Financial Corp.		6,660	128,938
HomeStreet, Inc.	*	2,076	52,025

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kearny Financial Corp./MD		2,248	$30,595
LendingTree, Inc.	*†	314	30,430
MGIC Investment Corp.	*	16,751	134,008
Nationstar Mortgage Holdings, Inc.	*†	1,604	23,755
New York Community Bancorp, Inc.		17,456	248,399
Northwest Bancshares, Inc.		4,608	72,392
Ocwen Financial Corp.	*	3,358	12,324
PHH Corp.	*	2,212	31,963
Provident Financial Services, Inc.		2,960	62,841
Radian Group, Inc.		8,446	114,443
Territorial Bancorp, Inc.		2,805	80,391
TFS Financial Corp.		3,398	60,518
TrustCo Bank Corp. NY		3,435	24,354
United Financial Bancorp, Inc.		2,519	34,863
Walker & Dunlop, Inc.	*	1,103	27,862
Washington Federal, Inc.		3,379	90,152
Waterstone Financial, Inc.		1,979	33,623
WSFS Financial Corp.		918	33,498

			1,622,708

Tobacco—1.4%
Altria Group, Inc.		74,862	4,733,524
Philip Morris International, Inc.		59,527	5,787,215
Reynolds American, Inc.		32,514	1,533,035
Universal Corp.		1,078	62,761
Vector Group Ltd.	†	3,699	79,643

			12,196,178

Trading Companies & Distributors—0.3%
Air Lease Corp.		3,250	92,885
Aircastle Ltd.		2,090	41,507
Applied Industrial Technologies, Inc.		2,056	96,097
Beacon Roofing Supply, Inc.	*	2,570	108,120
Fastenal Co.		11,276	471,111
GATX Corp.	†	1,766	78,675
H&E Equipment Services, Inc.		1,600	26,816
HD Supply Holdings, Inc.	*	5,923	189,418
Herc Holdings, Inc.	*	1,128	38,014
Kaman Corp.		460	20,203
MRC Global, Inc.	*	4,499	73,919
MSC Industrial Direct Co., Inc., Class A		1,782	130,817
NOW, Inc.	*	3,975	85,184
Rush Enterprises, Inc., Class A	*	1,260	30,845
Triton International Ltd. (Bermuda)		2,773	36,576
United Rentals, Inc.	*	3,667	287,823
Veritiv Corp.	*	338	16,957
W.W. Grainger, Inc.		1,992	447,881
Watsco, Inc.		940	132,446
WESCO International, Inc.	*	1,550	95,310

			2,500,604

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		2,456	204,437

Water Utilities—0.1%
American States Water Co.		1,481	59,314
American Water Works Co., Inc.		6,821	510,484
Aqua America, Inc.		5,969	181,935
California Water Service Group		1,930	61,934
Connecticut Water Service, Inc.		807	40,132
Middlesex Water Co.		1,123	39,574
SJW Corp.		1,010	44,117

			937,490

Wireless Telecommunication Services—0.1%
Shenandoah Telecommunications Co.		2,400	65,304

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sprint Corp.	*†	33,577	$222,616
Telephone & Data Systems, Inc.		3,217	87,438
T-Mobile US, Inc.	*	11,047	516,116
United States Cellular Corp.	*	680	24,711

			916,185

TOTAL COMMON STOCKS (Cost $479,636,142)			872,994,223

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill 0.319% (Cost $484,679)	12/15/2016	‡‡	$485,000	484,834

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp. CVR		*‡	4,812	3,989

Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	1,998	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	3,300	9,900

TOTAL RIGHTS (Cost $–)				13,889

MONEY MARKET FUNDS—2.9%
Institutional Money Market Funds—2.9%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%		††¥	3,100,000	3,100,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥	9,820,628	9,820,628
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%		††¥	3,100,000	3,100,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%		††¥	3,100,000	3,100,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%		††¥	3,100,000	3,100,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%		††¥	3,667,604	3,667,604

TOTAL MONEY MARKET FUNDS (Cost $25,888,232)				25,888,232

TOTAL INVESTMENTS—101.6% (Cost $506,009,053)				899,381,178
Other assets less liabilities—(1.6%)				(14,579,848)

NET ASSETS—100.0%				$884,801,330

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $92,108)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—99.4%
Aerospace & Defense—1.5%
AAR Corp.		6,459	$202,296
Aerojet Rocketdyne Holdings, Inc.	*	9,994	175,695
Aerovironment, Inc.	*	3,832	93,539
Astronics Corp.	*	3,701	166,730
B/E Aerospace, Inc.		18,426	951,887
BWX Technologies, Inc.		16,796	644,463
Cubic Corp.		4,678	218,977
Curtiss-Wright Corp.		7,861	716,216
DigitalGlobe, Inc.	*	11,277	310,117
Ducommun, Inc.	*	1,702	38,874
Engility Holdings, Inc.	*	2,873	90,500
Esterline Technologies Corp.	*	5,407	411,148
HEICO Corp.		3,317	229,536
HEICO Corp., Class A		7,117	430,650
Hexcel Corp.		16,651	737,639
Huntington Ingalls Industries, Inc.		8,297	1,272,926
KEYW Holding Corp. (The)	*†	7,843	86,587
KLX, Inc.	*	9,751	343,235
Kratos Defense & Security Solutions, Inc.	*†	9,324	64,242
Mercury Systems, Inc.	*	6,981	171,523
Moog, Inc., Class A	*	5,508	327,946
National Presto Industries, Inc.		975	85,595
Orbital ATK, Inc.		10,676	813,831
Sparton Corp.	*	1,633	42,883
Spirit AeroSystems Holdings, Inc., Class A	*	23,837	1,061,700
TASER International, Inc.	*	9,624	275,343
Teledyne Technologies, Inc.	*	5,996	647,148
Triumph Group, Inc.		9,112	254,043
Vectrus, Inc.	*	1,956	29,790

			10,895,059

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	8,548	122,664
Atlas Air Worldwide Holdings, Inc.	*	4,497	192,561
Echo Global Logistics, Inc.	*	5,230	120,604
Forward Air Corp.		5,665	245,068
Hub Group, Inc., Class A	*	5,662	230,783
Park-Ohio Holdings Corp.		1,449	52,816
Radiant Logistics, Inc.	*	7,088	20,130
XPO Logistics, Inc.	*	17,221	631,494

			1,616,120

Airlines—0.7%
Alaska Air Group, Inc.		21,350	1,406,111
Allegiant Travel Co.		2,397	316,572
Copa Holdings SA, Class A (Panama)		5,494	483,087
Hawaiian Holdings, Inc.	*	9,162	445,273
JetBlue Airways Corp.	*	58,440	1,007,506
SkyWest, Inc.		8,900	235,049
Spirit Airlines, Inc.	*	12,581	535,070
Virgin America, Inc.	*	3,215	172,035

			4,600,703

Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc.	*	13,732	236,465
Cooper Tire & Rubber Co.		9,601	365,030
Cooper-Standard Holding, Inc.	*	2,757	272,392
Dana, Inc.		26,921	419,698
Dorman Products, Inc.	*	4,635	296,177
Drew Industries, Inc.		4,114	403,254
Federal-Mogul Holdings Corp.	*	4,327	41,583

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fox Factory Holding Corp.	*	4,133	$94,935
Gentex Corp.		51,197	899,019
Gentherm, Inc.	*	6,384	200,585
Goodyear Tire & Rubber Co. (The)		47,821	1,544,618
Horizon Global Corp.	*	3,422	68,200
Lear Corp.		13,179	1,597,558
Metaldyne Performance Group, Inc.		2,010	31,859
Modine Manufacturing Co.	*	7,889	93,564
Motorcar Parts of America, Inc.	*	3,577	102,946
Spartan Motors, Inc.		6,068	58,131
Standard Motor Products, Inc.		3,701	176,760
Stoneridge, Inc.	*	4,564	83,978
Strattec Security Corp.		558	19,697
Superior Industries International, Inc.		4,663	135,973
Tenneco, Inc.	*	10,303	600,356
Tower International, Inc.		3,444	83,000
Unique Fabricating, Inc.		1,203	14,725
Visteon Corp.		6,024	431,680
Workhorse Group, Inc.	*†	2,024	14,654

			8,286,837

Automobiles—0.1%
Thor Industries, Inc.		8,594	727,912
Winnebago Industries, Inc.		5,233	123,342

			851,254

Banks—6.4%
1st Source Corp.		2,331	83,205
Access National Corp.		1,903	45,482
ACNB Corp.	†	1,087	28,892
Allegiance Bancshares, Inc.	*	2,015	54,405
American National Bankshares, Inc.		1,246	34,826
Ameris Bancorp		6,090	212,846
Ames National Corp.	†	1,475	40,799
Arrow Financial Corp.		2,280	74,866
Associated Banc-Corp		26,348	516,157
Atlantic Capital Bancshares, Inc.	*†	3,160	47,337
Banc of California, Inc.		7,845	136,974
BancFirst Corp.		1,522	110,360
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	†	5,627	158,569
Bancorp, Inc. (The)/Delaware	*	6,092	39,111
BancorpSouth, Inc.		15,205	352,756
Bank of Hawaii Corp.		7,530	546,829
Bank of Marin Bancorp		1,250	62,163
Bank of the Ozarks, Inc.		15,689	602,458
BankUnited, Inc.		17,816	538,043
Bankwell Financial Group, Inc.	†	1,044	24,732
Banner Corp.		5,558	243,107
Bar Harbor Bankshares		777	28,531
Berkshire Hills Bancorp, Inc.		5,723	158,584
Blue Hills Bancorp, Inc.		4,663	70,038
BNC Bancorp		7,017	170,653
BOK Financial Corp.		4,469	308,227
Boston Private Financial Holdings, Inc.		15,034	192,886
Bridge Bancorp, Inc.		2,704	77,307
Brookline Bancorp, Inc.		13,692	166,905
Bryn Mawr Bank Corp.		2,554	81,702
BSB Bancorp, Inc./Massachusetts	*	2,122	49,718
C&F Financial Corp.	†	588	25,331
California First National Bancorp		415	5,793
Camden National Corp.		1,886	90,038
Capital Bank Financial Corp., Class A		3,865	124,105
Capital City Bank Group, Inc.		1,724	25,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cardinal Financial Corp.		5,568	$145,269
Carolina Financial Corp.		1,868	41,731
Cascade Bancorp	*	4,328	26,228
Cathay General Bancorp		13,037	401,279
Catskill Litigation Trust	*‡d	583	—
CenterState Banks, Inc.		8,753	155,191
Central Pacific Financial Corp.		5,620	141,568
Central Valley Community Bancorp		1,596	25,313
Century Bancorp, Inc./Massachussetts, Class A		582	26,376
Chemical Financial Corp.		11,498	507,407
Chemung Financial Corp.	†	573	16,611
Citizens & Northern Corp.		1,953	42,907
City Holding Co.		2,691	135,330
CNB Financial Corp./Pennsylvania		1,898	40,162
CoBiz Financial, Inc.		6,918	92,079
Codorus Valley Bancorp, Inc.		1,408	30,807
Columbia Banking System, Inc.		10,411	340,648
Commerce Bancshares, Inc./Missouri		14,918	734,861
Community Bank System, Inc.		7,483	360,007
Community Trust Bancorp, Inc.		2,392	88,767
CommunityOne Bancorp	*	1,764	24,414
ConnectOne Bancorp, Inc.		4,877	88,079
County Bancorp, Inc.	†	877	17,549
CU Bancorp	*	3,397	77,486
Cullen/Frost Bankers, Inc.	†	9,481	682,063
Customers Bancorp, Inc.	*	3,705	93,218
CVB Financial Corp.		17,645	310,728
Eagle Bancorp, Inc.	*	5,570	274,768
East West Bancorp, Inc.		25,996	954,313
Enterprise Bancorp, Inc./Massachussetts	†	1,207	33,796
Enterprise Financial Services Corp.		2,998	93,687
Equity Bancshares, Inc., Class A	*†	405	10,506
Farmers Capital Bank Corp.		971	28,780
Farmers National Banc Corp.		4,535	48,887
FCB Financial Holdings, Inc., Class A	*	5,231	201,027
Fidelity Southern Corp.		3,780	69,514
Financial Institutions, Inc.		2,448	66,365
First Bancorp, Inc./Maine		1,513	36,267
First BanCorp. (Puerto Rico)	*	21,654	112,601
First Bancorp/North Carolina	†	4,064	80,427
First Busey Corp.		4,880	110,288
First Business Financial Services, Inc.		1,270	29,845
First Citizens BancShares, Inc./North Carolina, Class A		1,312	385,584
First Commonwealth Financial Corp.		17,386	175,425
First Community Bancshares, Inc./Virginia		2,951	73,185
First Community Financial Partners, Inc.	*†	2,480	23,610
First Connecticut Bancorp, Inc./Farmington CT		2,809	49,972
First Financial Bancorp		11,661	254,676
First Financial Bankshares, Inc.	†	11,796	429,846
First Financial Corp./Indiana		1,835	74,648
First Financial Northwest, Inc.		1,658	23,494
First Foundation, Inc.	*	2,408	59,405
First Hawaiian, Inc.	*	4,366	117,271
First Horizon National Corp.		40,641	618,962
First Internet Bancorp	†	948	21,889
First Interstate BancSystem, Inc., Class A		3,793	119,517
First Merchants Corp.		7,037	188,240

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
First Mid-Illinois Bancshares, Inc.		1,048	$28,568
First Midwest Bancorp, Inc./Illinois		14,472	280,178
First NBC Bank Holding Co.	*	2,471	23,326
First Northwest Bancorp	*†	2,024	27,304
First of Long Island Corp. (The)		2,177	72,168
Flushing Financial Corp.		5,182	122,917
FNB Corp./Pennsylvania		36,552	449,590
Franklin Financial Network, Inc.	*	1,429	53,445
Fulton Financial Corp.		31,616	459,064
German American Bancorp, Inc.		2,679	104,293
Glacier Bancorp, Inc.		13,194	376,293
Great Southern Bancorp, Inc.		1,938	78,877
Great Western Bancorp, Inc.		10,933	364,288
Green Bancorp, Inc.	*	3,017	32,976
Guaranty Bancorp		3,103	55,389
Hancock Holding Co.		14,326	464,592
Hanmi Financial Corp.		5,822	153,351
HarborOne Bancorp, Inc.	*	2,602	41,008
Heartland Financial USA, Inc.		3,827	138,040
Heritage Commerce Corp.		4,197	45,915
Heritage Financial Corp./Washington		5,246	94,166
Heritage Oaks Bancorp		3,455	28,331
Hilltop Holdings, Inc.	*	12,863	288,903
Home Bancshares, Inc./Arkansas		21,079	438,654
HomeTrust Bancshares, Inc.	*	3,407	63,030
Hope Bancorp, Inc.		22,583	392,267
Horizon Bancorp/Indiana		2,239	65,782
Huntington Bancshares, Inc./Ohio		193,637	1,909,261
IBERIABANK Corp.		7,139	479,170
Independent Bank Corp./Massachusetts	†	4,908	265,474
Independent Bank Corp./Michigan		3,690	62,103
Independent Bank Group, Inc.		2,058	90,902
International Bancshares Corp.		10,073	299,974
Investors Bancorp, Inc.		52,598	631,702
Lakeland Bancorp, Inc.		7,641	107,280
Lakeland Financial Corp.		4,627	163,888
LCNB Corp.	†	1,606	29,261
LegacyTexas Financial Group, Inc.		7,487	236,814
Live Oak Bancshares, Inc.	†	3,585	51,696
Macatawa Bank Corp.		4,826	38,560
MainSource Financial Group, Inc.		4,454	111,127
MB Financial, Inc.		12,454	473,750
MBT Financial Corp.		3,246	29,376
Mercantile Bank Corp.		2,847	76,442
Merchants Bancshares, Inc.		1,246	40,358
Middleburg Financial Corp.		857	24,236
Midland States Bancorp, Inc.		651	16,496
MidWestOne Financial Group, Inc.		1,528	46,405
MutualFirst Financial, Inc.	†	993	27,536
National Bank Holdings Corp., Class A		3,847	89,904
National Bankshares, Inc.	†	1,101	40,495
National Commerce Corp.	*	1,581	42,782
NBT Bancorp, Inc.		7,207	236,894
Nicolet Bankshares, Inc.	*†	1,624	62,280
Northrim BanCorp, Inc.		1,229	31,647
OFG Bancorp (Puerto Rico)		8,948	90,464
Old Line Bancshares, Inc.		1,527	30,128
Old National Bancorp/Indiana		24,781	348,421
Old Second Bancorp, Inc.		3,548	29,484
Opus Bank		3,162	111,840
Orrstown Financial Services, Inc.	†	1,349	26,643
Pacific Continental Corp.		4,339	72,982
Pacific Mercantile Bancorp	*	2,794	20,592

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pacific Premier Bancorp, Inc.	*	5,051	$133,649
PacWest Bancorp		21,498	922,479
Paragon Commercial Corp.	*	152	5,515
Park National Corp.		2,429	233,184
Park Sterling Corp.		10,578	85,893
Peapack Gladstone Financial Corp.	†	3,232	72,429
Penns Woods Bancorp, Inc.	†	1,191	52,952
Peoples Bancorp, Inc./Ohio		2,307	56,729
Peoples Financial Services Corp.		1,215	49,523
People’s United Financial, Inc.		55,975	885,525
People’s Utah Bancorp		2,380	48,433
Pinnacle Financial Partners, Inc.		7,481	404,572
Popular, Inc. (Puerto Rico)		18,102	691,858
Preferred Bank/California		2,248	80,366
Premier Financial Bancorp, Inc.	†	1,551	26,584
PrivateBancorp, Inc.		13,905	638,518
Prosperity Bancshares, Inc.		11,997	658,515
QCR Holdings, Inc.		1,869	59,322
Renasant Corp.		7,456	250,745
Republic Bancorp, Inc./Kentucky, Class A		2,055	63,869
Republic First Bancorp, Inc.	*	6,136	25,219
S&T Bancorp, Inc.		6,501	188,464
Sandy Spring Bancorp, Inc.		4,178	127,763
Seacoast Banking Corp of Florida	*	5,156	82,960
ServisFirst Bancshares, Inc.		4,232	219,683
Shore Bancshares, Inc.		2,287	26,941
Sierra Bancorp		2,504	46,975
Signature Bank/New York	*	9,621	1,139,607
Simmons First National Corp., Class A		5,422	270,558
South State Corp.		4,063	304,888
Southern First Bancshares, Inc.	*	1,046	28,849
Southern National Bancorp of Virginia, Inc.		2,043	26,661
Southside Bancshares, Inc.		4,413	142,010
Southwest Bancorp, Inc./Oklahoma		4,075	77,384
State Bank Financial Corp.		5,712	130,348
Sterling Bancorp/New York		21,943	384,003
Stock Yards Bancorp, Inc.		3,991	131,543
Stonegate Bank		2,296	77,490
Suffolk Bancorp		2,229	77,502
Summit Financial Group, Inc.	†	1,520	29,123
Sun Bancorp, Inc./New Jersey		2,540	58,572
SVB Financial Group	*	9,388	1,037,750
Synovus Financial Corp.		22,008	715,920
TCF Financial Corp.		27,635	400,984
Texas Capital Bancshares, Inc.	*	8,378	460,120
Tompkins Financial Corp.		2,322	177,424
Towne Bank/Virginia		10,371	249,215
TriCo Bancshares		3,987	106,732
TriState Capital Holdings, Inc.	*	3,661	59,125
Triumph Bancorp, Inc.	*	2,087	41,406
Trustmark Corp.		12,546	345,768
UMB Financial Corp.		7,813	464,483
Umpqua Holdings Corp.		40,387	607,824
Union Bankshares Corp.		7,839	209,850
Union Bankshares Inc./Morrisville VT	†	710	24,183
United Bankshares, Inc./West Virginia	†	11,523	434,071
United Community Banks, Inc./Georgia		13,007	273,407
Univest Corp of Pennsylvania		3,854	90,029
Valley National Bancorp		42,965	418,049

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Veritex Holdings, Inc.	*	1,507	$26,207
Washington Trust Bancorp, Inc.		3,004	120,821
WashingtonFirst Bankshares, Inc.	†	1,475	36,300
Webster Financial Corp.		16,237	617,168
WesBanco, Inc.		6,776	222,795
West Bancorporation, Inc.		2,473	48,471
Westamerica Bancorporation	†	4,175	212,424
Western Alliance Bancorp	*	16,526	620,386
Wintrust Financial Corp.		8,866	492,684
Xenith Bankshares, Inc.	*†	5,516	12,742
Yadkin Financial Corp.		9,275	243,840
Zions Bancorporation		36,544	1,133,595

			45,052,129

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,504	233,511
Coca-Cola Bottling Co. Consolidated		798	118,232
Craft Brew Alliance, Inc.	*	1,788	33,668
MGP Ingredients, Inc.	†	2,224	90,116
National Beverage Corp.	*†	2,174	95,765
Primo Water Corp.	*	3,852	46,725

			618,017

Biotechnology—3.5%
ACADIA Pharmaceuticals, Inc.	*	16,921	538,257
Acceleron Pharma, Inc.	*	5,084	183,990
Achillion Pharmaceuticals, Inc.	*	22,375	181,238
Acorda Therapeutics, Inc.	*	7,772	162,279
Adamas Pharmaceuticals, Inc.	*†	2,672	43,848
Aduro Biotech, Inc.	*†	6,498	80,770
Advaxis, Inc.	*†	4,854	51,889
Adverum Biotechnologies, Inc.	*	4,813	19,781
Agenus, Inc.	*	11,229	80,624
Agios Pharmaceuticals, Inc.	*†	5,030	265,685
Aimmune Therapeutics, Inc.	*†	4,833	72,495
Akebia Therapeutics, Inc.	*†	7,358	66,590
Alder Biopharmaceuticals, Inc.	*†	8,656	283,657
Alkermes plc (Ireland)	*	26,795	1,260,169
Alnylam Pharmaceuticals, Inc.	*	13,626	923,570
AMAG Pharmaceuticals, Inc.	*†	6,307	154,585
Amicus Therapeutics, Inc.	*	22,196	164,250
Anavex Life Sciences Corp.	*†	5,956	21,620
Anthera Pharmaceuticals, Inc.	*†	5,735	18,065
Applied Genetic Technologies Corp.	*	2,141	20,939
Aptevo Therapeutics, Inc.	*	2,821	7,222
Ardelyx, Inc.	*	5,187	67,120
Arena Pharmaceuticals, Inc.	*†	48,025	84,044
Argos Therapeutics, Inc.	*	1,886	9,373
ARIAD Pharmaceuticals, Inc.	*	32,864	449,908
Array BioPharma, Inc.	*	27,688	186,894
Arrowhead Pharmaceuticals, Inc.	*†	10,508	77,234
Asterias Biotherapeutics, Inc.	*†	2,738	11,609
Atara Biotherapeutics, Inc.	*†	4,307	92,127
Athersys, Inc.	*†	13,893	29,592
Audentes Therapeutics, Inc.	*	1,022	18,202
Avexis, Inc.	*	770	31,732
Axovant Sciences Ltd. (Bermuda)	*†	4,507	63,098
Bellicum Pharmaceuticals, Inc.	*†	3,854	76,695
BioCryst Pharmaceuticals, Inc.	*†	13,947	61,506
BioSpecifics Technologies Corp.	*	970	44,300
BioTime, Inc.	*†	13,816	53,882
Bluebird Bio, Inc.	*†	6,527	442,400
Blueprint Medicines Corp.	*	3,681	109,326
Cara Therapeutics, Inc.	*†	3,047	25,442
Celldex Therapeutics, Inc.	*†	18,365	74,195
Cellular Biomedicine Group, Inc.	*†	1,575	22,838

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cepheid, Inc.	*	13,158	$693,295
ChemoCentryx, Inc.	*	4,080	24,643
Chimerix, Inc.	*	8,459	46,863
Cidara Therapeutics, Inc.	*	1,263	14,461
Clovis Oncology, Inc.	*†	4,755	171,418
Coherus Biosciences, Inc.	*†	5,459	146,192
Concert Pharmaceuticals, Inc.	*	2,462	24,891
Corvus Pharmaceuticals, Inc.	*†	587	9,656
Curis, Inc.	*	17,810	46,484
Cytokinetics, Inc.	*†	7,327	67,262
CytomX Therapeutics, Inc.	*†	3,755	58,878
CytRx Corp.	*†	8,979	5,282
Dimension Therapeutics, Inc.	*†	1,017	8,126
Dynavax Technologies Corp.	*†	6,879	72,161
Eagle Pharmaceuticals, Inc./DE	*†	1,619	113,330
Edge Therapeutics, Inc.	*†	4,157	43,274
Editas Medicine, Inc.	*	1,130	15,232
Eiger BioPharmaceuticals, Inc.	*	613	8,208
Emergent BioSolutions, Inc.	*	5,643	177,924
Enanta Pharmaceuticals, Inc.	*	2,735	72,778
Epizyme, Inc.	*	8,448	83,128
Esperion Therapeutics, Inc.	*	2,239	31,010
Exact Sciences Corp.	*†	16,840	312,719
Exelixis, Inc.	*	39,694	507,686
FibroGen, Inc.	*	8,958	185,431
Five Prime Therapeutics, Inc.	*	5,005	262,712
Flexion Therapeutics, Inc.	*	3,326	64,990
Fortress Biotech, Inc.	*†	6,219	18,470
Foundation Medicine, Inc.	*†	2,363	55,176
Galena Biopharma, Inc.	*†	39,182	13,725
Genomic Health, Inc.	*	3,336	96,477
Geron Corp.	*†	30,466	68,853
Global Blood Therapeutics, Inc.	*	2,589	59,676
GlycoMimetics, Inc.	*	1,812	12,956
Halozyme Therapeutics, Inc.	*†	19,641	237,263
Heron Therapeutics, Inc.	*†	5,897	101,605
Idera Pharmaceuticals, Inc.	*†	18,142	46,444
Ignyta, Inc.	*	4,620	29,060
Immune Design Corp.	*	2,707	20,519
ImmunoGen, Inc.	*†	16,516	44,263
Immunomedics, Inc.	*†	11,012	35,789
Infinity Pharmaceuticals, Inc.	*	7,990	12,464
Inotek Pharmaceuticals Corp.	*†	3,184	30,184
Inovio Pharmaceuticals, Inc.	*†	11,866	110,591
Insmed, Inc.	*	11,317	164,323
Insys Therapeutics, Inc.	*†	4,076	48,056
Intellia Therapeutics, Inc.	*†	1,274	21,684
Intercept Pharmaceuticals, Inc.	*†	2,872	472,702
Intrexon Corp.	*†	10,355	290,147
Invitae Corp.	*†	4,177	36,591
Ionis Pharmaceuticals, Inc.	*	21,532	788,932
Ironwood Pharmaceuticals, Inc.	*	22,218	352,822
Juno Therapeutics, Inc.	*†	11,588	347,756
Kadmon Holdings, Inc.	*	1,443	10,592
Karyopharm Therapeutics, Inc.	*	3,911	38,054
Keryx Biopharmaceuticals, Inc.	*†	11,606	61,628
Kite Pharma, Inc.	*†	7,274	406,326
La Jolla Pharmaceutical Co.	*	2,647	62,972
Lexicon Pharmaceuticals, Inc.	*†	7,842	141,705
Ligand Pharmaceuticals, Inc.	*†	3,539	361,190
Lion Biotechnologies, Inc.	*†	7,211	59,347
Loxo Oncology, Inc.	*	2,466	64,560
MacroGenics, Inc.	*	5,756	172,162
MannKind Corp.	*†	59,978	37,186
Medgenics, Inc.	*	4,409	24,558

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MediciNova, Inc.	*†	5,418	$40,581
Merrimack Pharmaceuticals, Inc.	*†	20,540	130,429
MiMedx Group, Inc.	*†	18,959	162,668
Minerva Neurosciences, Inc.	*	2,918	41,188
Mirati Therapeutics, Inc.	*†	1,756	11,607
Momenta Pharmaceuticals, Inc.	*	10,684	124,896
Myriad Genetics, Inc.	*	12,315	253,443
NantKwest, Inc.	*†	1,114	8,667
Natera, Inc.	*	4,792	53,239
Neurocrine Biosciences, Inc.	*	15,375	778,590
NewLink Genetics Corp.	*	3,391	50,933
Novavax, Inc.	*†	49,454	102,864
OncoMed Pharmaceuticals, Inc.	*†	3,435	39,262
Ophthotech Corp.	*	5,653	260,773
OPKO Health, Inc.	*†	56,805	601,565
Organovo Holdings, Inc.	*†	17,973	68,118
Osiris Therapeutics, Inc.	*†	3,892	19,304
Otonomy, Inc.	*†	4,448	80,909
OvaScience, Inc.	*	3,581	25,640
PDL BioPharma, Inc.		26,811	89,817
Pfenex, Inc.	*	2,613	23,386
PharmAthene, Inc.	*†	11,370	32,973
Portola Pharmaceuticals, Inc.	*	8,281	188,062
Progenics Pharmaceuticals, Inc.	*†	12,608	79,809
Protagonist Therapeutics, Inc.	*	1,350	28,526
Proteostasis Therapeutics, Inc.	*	1,155	18,006
Prothena Corp. plc (Ireland)	*	5,988	359,100
PTC Therapeutics, Inc.	*	5,862	82,127
Puma Biotechnology, Inc.	*	4,540	304,407
Radius Health, Inc.	*	5,510	298,036
Raptor Pharmaceutical Corp.	*	15,936	142,946
REGENXBIO, Inc.	*†	3,723	52,159
Regulus Therapeutics, Inc.	*	6,553	21,625
Repligen Corp.	*	6,276	189,472
Retrophin, Inc.	*	6,932	155,138
Rigel Pharmaceuticals, Inc.	*	19,833	72,787
Sage Therapeutics, Inc.	*	4,897	225,507
Sangamo BioSciences, Inc.	*†	12,064	55,856
Sarepta Therapeutics, Inc.	*	8,154	500,737
Seattle Genetics, Inc.	*	17,448	942,366
Selecta Biosciences, Inc.	*	907	12,925
Seres Therapeutics, Inc.	*†	3,281	40,324
Sorrento Therapeutics, Inc.	*†	4,542	35,155
Spark Therapeutics, Inc.	*†	3,159	189,730
Spectrum Pharmaceuticals, Inc.	*	11,842	55,302
Stemline Therapeutics, Inc.	*	4,320	46,786
Syndax Pharmaceuticals, Inc.	*†	834	12,643
Synergy Pharmaceuticals, Inc.	*†	33,475	184,447
Synthetic Biologics, Inc.	*	13,808	23,750
Syros Pharmaceuticals, Inc.	*	828	11,484
T2 Biosystems, Inc.	*†	4,041	29,257
TESARO, Inc.	*†	4,563	457,395
TG Therapeutics, Inc.	*†	6,336	49,041
Tobira Therapeutics, Inc.	*	2,536	100,781
Tokai Pharmaceuticals, Inc.	*†	1,032	1,579
Trevena, Inc.	*	6,488	43,794
Trovagene, Inc.	*†	3,916	17,583
Ultragenyx Pharmaceutical, Inc.	*	6,267	444,581
United Therapeutics Corp.	*	7,824	923,858
Vanda Pharmaceuticals, Inc.	*	5,530	92,019
Versartis, Inc.	*	6,115	74,909
Vitae Pharmaceuticals, Inc.	*	4,854	101,546
Vital Therapies, Inc.	*	2,772	16,965
Voyager Therapeutics, Inc.	*	1,044	12,538
vTv Therapeutics, Inc., Class A	*	1,030	7,406

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
XBiotech, Inc.	*†	3,212	$43,234
Xencor, Inc.	*	4,826	118,189
Zafgen, Inc.	*	2,753	9,112
ZIOPHARM Oncology, Inc.	*†	22,563	127,030

			24,858,763

Building Products—1.5%
A.O. Smith Corp.		13,262	1,310,153
AAON, Inc.		7,664	220,876
Advanced Drainage Systems, Inc.		6,450	155,187
Allegion plc (Ireland)		17,079	1,176,914
American Woodmark Corp.	*	2,397	193,126
Apogee Enterprises, Inc.		5,328	238,108
Armstrong Flooring, Inc.	*	5,026	94,891
Armstrong World Industries, Inc.	*	8,674	358,410
Builders FirstSource, Inc.	*	15,491	178,301
Caesarstone Ltd. (Israel)	*	4,349	164,001
Continental Building Products, Inc.	*	6,535	137,170
CSW Industrials, Inc.	*†	2,630	85,186
Fortune Brands Home & Security, Inc.		27,637	1,605,710
Gibraltar Industries, Inc.	*	5,859	217,662
Griffon Corp.		6,061	103,097
Insteel Industries, Inc.		2,508	90,890
Lennox International, Inc.		7,060	1,108,632
Masonite International Corp.	*	5,580	346,908
NCI Building Systems, Inc.	*	5,766	84,126
Owens Corning, Inc.		20,389	1,088,569
Patrick Industries, Inc.	*	2,690	166,565
PGT, Inc.	*	9,760	104,139
Ply Gem Holdings, Inc.	*	4,602	61,483
Quanex Building Products Corp.		6,816	117,644
Simpson Manufacturing Co., Inc.		7,043	309,540
Trex Co., Inc.	*	5,291	310,687
Universal Forest Products, Inc.		3,671	361,557
USG Corp.	*†	15,265	394,600

			10,784,132

Capital Markets—2.4%
Actua Corp.	*	7,645	99,003
Arlington Asset Investment Corp., Class A		4,644	68,685
Artisan Partners Asset Management, Inc., Class A		6,893	187,490
Associated Capital Group, Inc., Class A		1,052	37,304
B. Riley Financial, Inc.		1,695	22,645
BGC Partners, Inc., Class A		40,418	353,658
Calamos Asset Management, Inc., Class A		3,748	25,561
CBOE Holdings, Inc.		14,793	959,326
Cohen & Steers, Inc.	†	3,785	161,809
Cowen Group, Inc., Class A	*†	18,898	68,600
Diamond Hill Investment Group, Inc.		582	107,548
E*TRADE Financial Corp.	*	50,075	1,458,184
Eaton Vance Corp.		19,963	779,555
Evercore Partners, Inc., Class A		7,254	373,654
FactSet Research Systems, Inc.		7,172	1,162,581
FBR & Co.		1,142	15,120
Federated Investors, Inc., Class B		17,134	507,680
Fifth Street Asset Management, Inc.		1,048	5,775
Financial Engines, Inc.		9,945	295,466
GAIN Capital Holdings, Inc.		8,747	54,056
GAMCO Investors, Inc., Class A	†	1,052	29,950
Greenhill & Co., Inc.		5,109	120,419
Hennessy Advisors, Inc.		526	18,657

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Houlihan Lokey, Inc.		2,024	$50,701
INTL FCStone, Inc.	*	2,698	104,817
Investment Technology Group, Inc.		6,129	105,051
Janus Capital Group, Inc.		26,322	368,771
KCG Holdings, Inc., Class A	*	9,712	150,827
Ladenburg Thalmann Financial Services, Inc.	*†	21,576	49,841
Lazard Ltd., Class A (Bermuda)		22,881	831,953
Legg Mason, Inc.		18,753	627,850
LPL Financial Holdings, Inc.	†	15,053	450,235
Manning & Napier, Inc.		2,726	19,327
MarketAxess Holdings, Inc.		6,609	1,094,384
Medley Management, Inc., Class A		1,048	8,814
Moelis & Co., Class A		2,936	78,949
Morningstar, Inc.		3,028	240,030
MSCI, Inc.		16,440	1,379,974
NorthStar Asset Management Group, Inc.		32,817	424,324
OM Asset Management plc (United Kingdom)		7,402	102,962
Oppenheimer Holdings, Inc., Class A		2,362	33,753
Piper Jaffray Cos.	*	2,840	137,172
PJT Partners, Inc., Class A	†	3,235	88,218
Pzena Investment Management, Inc., Class A		1,908	14,692
Raymond James Financial, Inc.		23,002	1,338,946
Safeguard Scientifics, Inc.	*	3,658	47,408
SEI Investments Co.		23,239	1,059,931
Silvercrest Asset Management Group, Inc., Class A		1,244	14,766
Stifel Financial Corp.	*	11,171	429,525
Value Line, Inc.		207	3,362
Virtu Financial, Inc., Class A		4,659	69,745
Virtus Investment Partners, Inc.	†	890	87,095
Waddell & Reed Financial, Inc., Class A		13,628	247,485
Walter Investment Management Corp.	*†	7,174	29,126
Westwood Holdings Group, Inc.		1,390	73,823
Wins Finance Holdings, Inc.	*†	249	7,363
WisdomTree Investments, Inc.	†	20,950	215,576

			16,899,522

Chemicals—2.6%
A. Schulman, Inc.		5,579	162,460
AgroFresh Solutions, Inc.	*†	4,017	21,250
Albemarle Corp.		19,983	1,708,347
American Vanguard Corp.		5,182	83,223
Ashland Global Holdings, Inc.		11,138	1,291,451
Axalta Coating Systems Ltd.	*	29,516	834,417
Balchem Corp.		5,458	423,159
Cabot Corp.		11,300	592,233
Calgon Carbon Corp.		10,032	152,185
Chase Corp.		1,491	103,058
Chemours Co. (The)		33,449	535,184
Chemtura Corp.	*	10,849	355,956
Codexis, Inc.	*	6,108	27,119
Ferro Corp.	*	15,459	213,489
Flotek Industries, Inc.	*†	9,529	138,552
FutureFuel Corp.		4,910	55,385
GCP Applied Technologies, Inc.	*	13,121	371,587
H.B. Fuller Co.		8,697	404,150
Hawkins, Inc.		1,853	80,290
Huntsman Corp.		35,625	579,619
Ingevity Corp.	*	7,348	338,743

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Innophos Holdings, Inc.		3,387	$132,195
Innospec, Inc.		4,039	245,611
KMG Chemicals, Inc.		2,120	60,060
Koppers Holdings, Inc.	*	4,084	131,423
Kraton Corp.	*	5,269	184,626
Kronos Worldwide, Inc.		3,735	30,963
LSB Industries, Inc.	*†	3,576	30,682
Minerals Technologies, Inc.		6,401	452,487
NewMarket Corp.		1,322	567,561
Olin Corp.		29,324	601,728
OMNOVA Solutions, Inc.	*	6,355	53,636
Platform Specialty Products Corp.	*	30,701	248,985
PolyOne Corp.		14,692	496,736
Quaker Chemical Corp.		2,171	229,974
Rayonier Advanced Materials, Inc.	†	7,632	102,040
RPM International, Inc.		23,723	1,274,399
Scotts Miracle-Gro Co. (The), Class A		8,047	670,074
Sensient Technologies Corp.		7,867	596,319
Stepan Co.		3,691	268,188
TerraVia Holdings, Inc.	*†	13,219	36,352
Trecora Resources	*	3,148	35,950
Tredegar Corp.		4,146	77,074
Trinseo SA		5,284	298,863
Tronox Ltd., Class A		10,343	96,914
Valhi, Inc.	†	5,006	11,514
Valspar Corp. (The)		14,087	1,494,208
W.R. Grace & Co.		12,860	949,068
Westlake Chemical Corp.		6,966	372,681

			18,222,168

Commercial Services & Supplies—1.7%
ABM Industries, Inc.		9,654	383,264
ACCO Brands Corp.	*	19,480	187,787
Aqua Metals, Inc.	*†	1,961	17,374
ARC Document Solutions, Inc.	*	7,490	28,013
Brady Corp., Class A		8,619	298,304
Brink’s Co. (The)		7,814	289,743
Casella Waste Systems, Inc., Class A	*	5,820	59,946
CECO Environmental Corp.		5,805	65,480
Clean Harbors, Inc.	*	9,388	450,436
CompX International, Inc.		282	3,266
Copart, Inc.	*	17,669	946,352
Covanta Holding Corp.		21,176	325,899
Deluxe Corp.		8,663	578,862
Ennis, Inc.		4,365	73,550
Essendant, Inc.		7,127	146,246
G&K Services, Inc., Class A		3,400	324,666
Healthcare Services Group, Inc.		12,256	485,092
Heritage-Crystal Clean, Inc.	*	1,400	18,592
Herman Miller, Inc.		11,139	318,575
HNI Corp.		7,870	313,226
InnerWorkings, Inc.	*	7,289	68,662
Interface, Inc.		10,724	178,983
KAR Auction Services, Inc.		24,480	1,056,557
Kimball International, Inc., Class B		6,806	88,070
Knoll, Inc.		8,621	196,990
Matthews International Corp., Class A		5,937	360,732
McGrath RentCorp		4,288	135,972
Mobile Mini, Inc.		8,255	249,301
MSA Safety, Inc.		5,775	335,181
Multi-Color Corp.		2,498	164,868
NL Industries, Inc.	*	412	1,619
Pitney Bowes, Inc.		34,803	632,022

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Quad/Graphics, Inc.		4,840	$129,325
R.R. Donnelley & Sons Co.		37,136	583,778
Rollins, Inc.		16,926	495,593
SP Plus Corp.	*	3,417	87,373
Steelcase, Inc., Class A		15,256	211,906
Team, Inc.	*	5,561	181,900
Tetra Tech, Inc.		9,998	354,629
TRC Cos., Inc.	*	2,273	19,707
Unifirst Corp.		2,766	364,725
US Ecology, Inc.		4,059	182,006
Viad Corp.		3,417	125,985
VSE Corp.	†	1,306	44,391
West Corp.		8,257	182,315

			11,747,263

Communications Equipment—1.3%
ADTRAN, Inc.		8,112	155,264
Aerohive Networks, Inc.	*	4,925	29,993
Applied Optoelectronics, Inc.	*†	2,244	49,839
Arista Networks, Inc.	*	6,891	586,286
ARRIS International plc	*	34,178	968,263
Bel Fuse, Inc., Class B		1,562	37,707
Black Box Corp.		2,697	37,488
Brocade Communications Systems, Inc.		82,681	763,146
CalAmp Corp.	*	6,551	91,386
Calix, Inc.	*	6,802	49,995
Ciena Corp.	*	24,086	525,075
Clearfield, Inc.	*†	1,835	34,498
CommScope Holding Co., Inc.	*	22,847	687,923
Comtech Telecommunications Corp.		3,106	39,788
Digi International, Inc.	*	4,346	49,544
EchoStar Corp., Class A	*	8,014	351,254
EMCORE Corp.		6,718	38,293
Extreme Networks, Inc.	*	15,723	70,596
Finisar Corp.	*	19,473	580,295
Harmonic, Inc.	*	13,859	82,184
Infinera Corp.	*	26,132	235,972
InterDigital, Inc.		6,103	483,358
Ixia	*	11,911	148,887
KVH Industries, Inc.	*	3,755	33,081
Lumentum Holdings, Inc.	*	9,389	392,178
NETGEAR, Inc.	*	5,888	356,165
NetScout Systems, Inc.	*	15,888	464,724
Oclaro, Inc.	*	15,932	136,219
Plantronics, Inc.		6,172	320,697
ShoreTel, Inc.	*	12,371	98,968
Silicom Ltd. (Israel)		1,025	42,435
Sonus Networks, Inc.	*	8,541	66,449
Ubiquiti Networks, Inc.	*	4,918	263,113
ViaSat, Inc.	*	7,858	586,600
Viavi Solutions, Inc.	*	41,984	310,262

			9,167,925

Construction & Engineering—1.0%
AECOM	*	27,622	821,202
Aegion Corp.	*	6,676	127,311
Ameresco, Inc., Class A	*	5,077	26,705
Argan, Inc.		2,317	137,143
Chicago Bridge & Iron Co. NV (Netherlands)		18,569	520,489
Comfort Systems USA, Inc.		6,953	203,792
Dycom Industries, Inc.	*	5,559	454,615
EMCOR Group, Inc.		10,603	632,151
Granite Construction, Inc.		7,276	361,908
Great Lakes Dredge & Dock Corp.	*	9,800	34,300

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
HC2 Holdings, Inc.	*†	5,163	$28,138
IES Holdings, Inc.	*	1,429	25,422
Jacobs Engineering Group, Inc.	*	21,298	1,101,533
KBR, Inc.		25,853	391,156
Layne Christensen Co.	*†	3,304	28,117
MasTec, Inc.	*	11,423	339,720
MYR Group, Inc.	*	2,208	66,461
NV5 Global, Inc.	*	1,341	43,328
Orion Group Holdings, Inc.	*	6,042	41,388
Primoris Services Corp.		6,986	143,912
Quanta Services, Inc.	*	25,724	720,015
Tutor Perini Corp.	*	7,482	160,638
Valmont Industries, Inc.		3,931	528,995

			6,938,439

Construction Materials—0.2%
Eagle Materials, Inc.		8,486	655,968
Headwaters, Inc.	*	13,445	227,489
Summit Materials, Inc., Class A	*	12,553	232,858
United States Lime & Minerals, Inc.		481	31,746
US Concrete, Inc.	*	2,848	131,193

			1,279,254

Consumer Finance—0.6%
Credit Acceptance Corp.	*†	1,403	282,101
Encore Capital Group, Inc.	*†	4,850	109,028
Enova International, Inc.	*	4,803	46,493
EZCORP, Inc., Class A	*	8,825	97,605
FirstCash, Inc.		8,243	388,080
Green Dot Corp., Class A	*	7,890	181,943
LendingClub Corp.	*†	60,265	372,438
Navient Corp.		59,820	865,595
Nelnet, Inc., Class A		3,840	155,021
OneMain Holdings, Inc.	*	9,556	295,758
PRA Group, Inc.	*	8,672	299,531
Regional Management Corp.	*	1,193	25,829
Santander Consumer USA Holdings, Inc.	*	19,386	235,734
SLM Corp.	*	77,866	581,659
World Acceptance Corp.	*	793	38,889

			3,975,704

Containers & Packaging—1.6%
AEP Industries, Inc.		838	91,652
AptarGroup, Inc.		11,223	868,772
Avery Dennison Corp.		15,849	1,232,894
Bemis Co., Inc.		17,100	872,271
Berry Plastics Group, Inc.	*	21,900	960,315
Crown Holdings, Inc.	*	24,492	1,398,248
Graphic Packaging Holding Co.		57,752	807,951
Greif, Inc., Class A		4,883	242,148
Greif, Inc., Class B	†	1,044	63,256
Multi Packaging Solutions International Ltd.	*	3,101	44,685
Myers Industries, Inc.		4,506	58,533
Owens-Illinois, Inc.	*	28,442	523,048
Packaging Corp. of America		16,998	1,381,258
Sealed Air Corp.		35,078	1,607,274
Silgan Holdings, Inc.		7,639	386,457
Sonoco Products Co.		17,835	942,223
UFP Technologies, Inc.	*	1,169	30,979

			11,511,964

Distributors—0.1%
Core-Mark Holding Co., Inc.		8,500	304,300
Pool Corp.		7,337	693,493

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Weyco Group, Inc.		1,031	$27,703

			1,025,496

Diversified Consumer Services—0.8%
American Public Education, Inc.	*	3,033	60,084
Apollo Education Group, Inc.	*	13,856	110,155
Ascent Capital Group, Inc., Class A	*	2,543	58,921
Bridgepoint Education, Inc.	*	3,328	22,863
Bright Horizons Family Solutions, Inc.	*	7,695	514,719
Cambium Learning Group, Inc.	*	3,401	18,467
Capella Education Co.		2,073	120,317
Career Education Corp.	*	11,632	78,981
Carriage Services, Inc.		2,616	61,868
Chegg, Inc.	*†	16,138	114,418
Collectors Universe, Inc.		1,150	21,310
DeVry Education Group, Inc.	†	11,393	262,723
Graham Holdings Co., Class B		809	389,428
Grand Canyon Education, Inc.	*	7,739	312,578
H&R Block, Inc.		41,018	949,567
Houghton Mifflin Harcourt Co.	*	23,064	309,288
K12, Inc.	*	5,276	75,711
Liberty Tax, Inc.		737	9,419
LifeLock, Inc.	*	14,651	247,895
Regis Corp.	*	5,758	72,263
Service Corp. International		34,070	904,218
ServiceMaster Global Holdings, Inc.	*	24,332	819,502
Sotheby’s	†	8,507	323,436
Strayer Education, Inc.	*	1,807	84,351
Weight Watchers International, Inc.	*†	5,074	52,364

			5,994,846

Diversified Financial Services—0.1%
BBX Capital Corp., Class A	*	1,182	24,385
FNFV Group	*	10,397	129,755
Marlin Business Services Corp.		1,306	25,310
NewStar Financial, Inc.	*	5,723	55,570
On Deck Capital, Inc.	*†	8,797	50,143
PICO Holdings, Inc.	*	3,754	44,260
Tiptree Financial, Inc., Class A		4,011	23,825

			353,248

Diversified Telecommunication Services—0.5%
ATN International, Inc.		2,024	131,641
Cincinnati Bell, Inc.	*	38,778	158,214
Cogent Communications Holdings, Inc.		7,226	265,989
Consolidated Communications Holdings, Inc.		8,837	223,046
FairPoint Communications, Inc.	*	4,333	65,125
Frontier Communications Corp.	†	213,774	889,300
General Communication, Inc., Class A	*	4,082	56,128
Globalstar, Inc.	*†	56,214	68,019
Hawaiian Telcom Holdco, Inc.	*	1,637	36,652
IDT Corp., Class B		2,314	39,893
Inteliquent, Inc.		6,478	104,555
Intelsat SA (Luxembourg)	*	4,106	11,127
Iridium Communications, Inc.	*†	14,059	114,018
Lumos Networks Corp.	*	3,271	45,794
ORBCOMM, Inc.	*	12,191	124,958
pdvWireless, Inc.	*†	2,080	47,632
Straight Path Communications, Inc., Class B	*†	1,498	38,364
Vonage Holdings Corp.	*	34,674	229,195
Windstream Holdings, Inc.	†	17,774	178,629

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zayo Group Holdings, Inc.	*	29,297	$870,414

			3,698,693

Electric Utilities—1.7%
ALLETE, Inc.		8,704	518,933
Alliant Energy Corp.		40,568	1,554,160
El Paso Electric Co.		7,357	344,087
Empire District Electric Co. (The)		7,572	258,508
Genie Energy Ltd., Class B	*†	3,281	19,358
Great Plains Energy, Inc.		27,721	756,506
Hawaiian Electric Industries, Inc.		18,988	566,792
IDACORP, Inc.		8,967	701,937
ITC Holdings Corp.		26,811	1,246,175
MGE Energy, Inc.		6,508	367,767
OGE Energy Corp.		35,417	1,119,886
Otter Tail Corp.		6,778	234,451
Pinnacle West Capital Corp.		19,773	1,502,550
PNM Resources, Inc.		13,910	455,135
Portland General Electric Co.		15,877	676,201
Spark Energy, Inc., Class A	†	1,255	36,558
Westar Energy, Inc.		25,226	1,431,576

			11,790,580

Electrical Equipment—0.6%
Allied Motion Technologies, Inc.		1,634	30,899
American Superconductor Corp.	*†	2,140	15,001
Atkore International Group, Inc.	*	2,161	40,497
AZZ, Inc.		4,607	300,699
Babcock & Wilcox Enterprises, Inc.	*	6,764	111,606
Encore Wire Corp.		3,866	142,153
Energous Corp.	*†	2,705	53,045
EnerSys		7,899	546,532
FuelCell Energy, Inc.	*†	3,201	17,349
Generac Holdings, Inc.	*	11,404	413,965
General Cable Corp.		9,667	144,812
Hubbell, Inc.		9,986	1,075,892
LSI Industries, Inc.		5,481	61,552
Plug Power, Inc.	*†	33,712	57,647
Powell Industries, Inc.		1,563	62,598
Power Solutions International, Inc.	*†	752	7,708
Preformed Line Products Co.		638	26,904
Regal Beloit Corp.		8,190	487,223
SolarCity Corp.	*†	12,239	239,395
Sunrun, Inc.	*†	11,600	73,080
Thermon Group Holdings, Inc.	*†	5,589	110,383
TPI Composites, Inc.	*	1,069	22,727
Vicor Corp.	*	3,481	40,380

			4,082,047

Electronic Equipment, Instruments & Components—2.9%
Agilysys, Inc.	*	3,632	40,388
Anixter International, Inc.	*	5,276	340,302
Arrow Electronics, Inc.	*	16,550	1,058,704
Avnet, Inc.		23,240	954,234
AVX Corp.		9,165	126,385
Badger Meter, Inc.		5,408	181,222
Belden, Inc.		7,646	527,498
Benchmark Electronics, Inc.	*	8,490	211,826
CDW Corp.		29,610	1,354,065
Cognex Corp.		14,718	777,993
Coherent, Inc.	*	4,437	490,466
Control4 Corp.	*	2,638	32,395
CTS Corp.		5,056	94,042
Daktronics, Inc.		7,523	71,769
Dolby Laboratories, Inc., Class A		9,253	502,345
DTS, Inc.		3,053	129,875

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electro Scientific Industries, Inc.	*	5,018	$28,302
ePlus, Inc.	*	1,172	110,649
Fabrinet (Thailand)	*	6,006	267,808
FARO Technologies, Inc.	*	3,399	122,194
Fitbit, Inc., Class A	*†	23,320	346,069
FLIR Systems, Inc.		24,525	770,576
II-VI, Inc.	*	11,065	269,211
Ingram Micro, Inc., Class A		26,221	935,041
Insight Enterprises, Inc.	*	6,099	198,522
InvenSense, Inc.	*	14,582	108,198
IPG Photonics Corp.	*	6,238	513,699
Itron, Inc.	*	5,731	319,561
Jabil Circuit, Inc.		33,774	736,949
Keysight Technologies, Inc.	*	31,086	985,115
Kimball Electronics, Inc.	*	5,104	70,741
Knowles Corp.	*	16,227	227,989
Littelfuse, Inc.		4,013	516,915
Maxwell Technologies, Inc.	*	5,747	29,655
Mesa Laboratories, Inc.	†	539	61,640
Methode Electronics, Inc.		6,142	214,786
MTS Systems Corp.		2,725	125,432
National Instruments Corp.		18,616	528,694
Novanta, Inc.	*	4,972	86,264
OSI Systems, Inc.	*	2,900	189,602
Park Electrochemical Corp.		3,495	60,708
PC Connection, Inc.		2,100	55,482
Plexus Corp.	*	5,929	277,359
Radisys Corp.	*	6,500	34,743
Rofin-Sinar Technologies, Inc.	*	4,789	154,110
Rogers Corp.	*	3,354	204,862
Sanmina Corp.	*	13,667	389,099
ScanSource, Inc.	*	4,597	167,791
SYNNEX Corp.		5,127	585,042
Systemax, Inc.		1,358	10,755
Tech Data Corp.	*	6,078	514,867
Trimble Navigation Ltd.	*	45,733	1,306,134
TTM Technologies, Inc.	*	13,433	153,808
Universal Display Corp.	*	7,207	400,061
VeriFone Systems, Inc.	*	20,288	319,333
Vishay Intertechnology, Inc.		25,068	353,208
Vishay Precision Group, Inc.	*	2,712	43,473
Zebra Technologies Corp., Class A	*	9,471	659,276

			20,347,232

Energy Equipment & Services—1.4%
Archrock, Inc.		12,176	159,262
Atwood Oceanics, Inc.	†	12,095	105,106
Bristow Group, Inc.		6,407	89,826
CARBO Ceramics, Inc.	†	3,679	40,248
Dawson Geophysical Co.	*†	3,681	28,086
Diamond Offshore Drilling, Inc.		11,921	209,929
Dril-Quip, Inc.	*	6,572	366,323
Ensco plc, Class A (United Kingdom)		56,531	480,513
Era Group, Inc.	*	3,470	27,934
Exterran Corp.	*	6,088	95,460
Fairmount Santrol Holdings, Inc.	*	10,656	90,363
FMC Technologies, Inc.	*	40,133	1,190,746
Forum Energy Technologies, Inc.	*	11,420	226,801
Frank’s International NV (Netherlands)	†	6,714	87,282
Geospace Technologies Corp.	*†	2,532	49,323
Helix Energy Solutions Group, Inc.	*	18,113	147,259
Hornbeck Offshore Services, Inc.	*†	5,059	27,825
Independence Contract Drilling, Inc.	*†	5,503	28,891
Matrix Service Co.	*	4,454	83,557

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
McDermott International, Inc.	*	44,934	$225,119
Nabors Industries Ltd.		49,081	596,825
Natural Gas Services Group, Inc.	*	2,483	61,057
Newpark Resources, Inc.	*	16,681	122,772
Noble Corp. plc (United Kingdom)		45,324	287,354
Oceaneering International, Inc.		18,074	497,216
Oil States International, Inc.	*	9,602	303,135
Parker Drilling Co.	*	23,214	50,374
Patterson-UTI Energy, Inc.		25,852	578,309
PHI, Inc. (Non-Voting Shares)	*	2,638	47,932
Pioneer Energy Services Corp.	*	11,528	46,573
RigNet, Inc.	*	2,457	37,150
Rowan Cos. plc, Class A		22,880	346,861
RPC, Inc.	*†	11,371	191,033
SEACOR Holdings, Inc.	*	2,928	174,187
Seadrill Ltd. (United Kingdom)	*†	68,618	162,625
Superior Energy Services, Inc.		26,248	469,839
Tesco Corp.		7,240	59,078
TETRA Technologies, Inc.	*	13,207	80,695
Tidewater, Inc.	†	8,857	24,977
Transocean Ltd. (Switzerland)	*†	61,932	660,195
Unit Corp.	*	9,048	168,293
US Silica Holdings, Inc.		11,241	523,381
Weatherford International plc (Switzerland)	*	162,965	915,863
Willbros Group, Inc.	*	7,890	14,833

			10,180,410

Equity Real Estate Investment Trusts (REITs)—10.0%
Acadia Realty Trust REIT		13,183	477,752
Agree Realty Corp. REIT		4,070	201,221
Alexander’s, Inc. REIT		383	160,707
Alexandria Real Estate Equities, Inc. REIT		13,987	1,521,366
American Assets Trust, Inc. REIT		7,136	309,560
American Campus Communities, Inc. REIT		23,244	1,182,422
American Homes 4 Rent, Class A REIT		29,739	643,552
Apartment Investment & Management Co., Class A REIT		27,742	1,273,635
Apple Hospitality REIT, Inc. REIT		29,682	549,414
Armada Hoffler Properties, Inc. REIT		6,489	86,953
Ashford Hospitality Prime, Inc. REIT		5,000	70,500
Ashford Hospitality Trust, Inc. REIT		16,019	94,352
Bluerock Residential Growth REIT, Inc. REIT		3,018	39,234
Brandywine Realty Trust REIT		30,445	475,551
Brixmor Property Group, Inc. REIT		34,688	963,980
Camden Property Trust REIT		15,222	1,274,690
Care Capital Properties, Inc. REIT		15,412	439,242
CareTrust REIT, Inc. REIT		9,585	141,666
CatchMark Timber Trust, Inc., Class A REIT		6,582	76,944
CBL & Associates Properties, Inc. REIT		30,737	373,147
Cedar Realty Trust, Inc. REIT		13,018	93,730
Chatham Lodging Trust REIT		7,320	140,910
Chesapeake Lodging Trust REIT		11,110	254,419
City Office REIT, Inc. REIT (Canada)		3,430	43,664
Colony Starwood Homes REIT		12,012	344,744
Columbia Property Trust, Inc. REIT		21,831	488,796
Communications Sales & Leasing, Inc. REIT		21,784	684,235

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Community Healthcare Trust, Inc. REIT		2,301	$50,438
CorEnergy Infrastructure Trust, Inc. REIT	†	2,351	68,955
CoreSite Realty Corp. REIT		5,829	431,579
Corporate Office Properties Trust REIT		17,432	494,197
Corrections Corp. of America REIT		21,893	303,656
Cousins Properties, Inc. REIT		36,008	375,923
CubeSmart REIT		32,144	876,245
CyrusOne, Inc. REIT		12,775	607,707
DCT Industrial Trust, Inc. REIT		16,130	783,111
DDR Corp. REIT		56,022	976,463
DiamondRock Hospitality Co. REIT		36,967	336,400
Douglas Emmett, Inc. REIT		25,486	933,552
Duke Realty Corp. REIT		61,795	1,688,857
DuPont Fabros Technology, Inc. REIT		13,192	544,170
Easterly Government Properties, Inc. REIT		4,398	83,914
EastGroup Properties, Inc. REIT		5,701	419,366
Education Realty Trust, Inc. REIT		12,359	533,167
Empire State Realty Trust, Inc., Class A REIT		21,241	444,999
EPR Properties REIT		11,327	891,888
Equity Commonwealth REIT	*	22,130	668,769
Equity LifeStyle Properties, Inc. REIT		13,885	1,071,644
Equity One, Inc. REIT		16,054	491,413
Farmland Partners, Inc. REIT	†	2,124	23,789
FelCor Lodging Trust, Inc. REIT		26,369	169,553
First Industrial Realty Trust, Inc. REIT		20,787	586,609
First Potomac Realty Trust REIT		11,442	104,694
Forest City Realty Trust, Inc., Class A REIT		41,428	958,230
Four Corners Property Trust, Inc. REIT		11,028	235,227
Franklin Street Properties Corp. REIT		18,133	228,476
Gaming and Leisure Properties, Inc. REIT		34,034	1,138,437
GEO Group, Inc. (The) REIT	†	13,535	321,862
Getty Realty Corp. REIT		5,026	120,272
Gladstone Commercial Corp. REIT		4,841	90,188
Global Medical REIT, Inc. REIT		2,701	26,362
Global Net Lease, Inc. REIT		31,136	254,070
Government Properties Income Trust REIT		13,119	296,752
Gramercy Property Trust REIT		74,993	722,932
Healthcare Realty Trust, Inc. REIT		20,094	684,402
Healthcare Trust of America, Inc., Class A REIT		24,362	794,688
Hersha Hospitality Trust REIT		6,532	117,707
Highwoods Properties, Inc. REIT		17,364	905,012
Hospitality Properties Trust REIT		27,099	805,382
Hudson Pacific Properties, Inc. REIT		16,229	533,447
Independence Realty Trust, Inc. REIT		7,729	69,561
InfraREIT, Inc. REIT		7,352	133,365
Investors Real Estate Trust REIT		24,186	143,907
Iron Mountain, Inc. REIT		46,839	1,757,868
iStar, Inc. REIT	*	12,916	138,589
Kilroy Realty Corp. REIT		16,494	1,143,859
Kite Realty Group Trust REIT		14,329	397,200
Ladder Capital Corp. REIT		7,496	99,247

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lamar Advertising Co., Class A REIT		14,876	$971,552
LaSalle Hotel Properties REIT		18,918	451,573
Lexington Realty Trust REIT		39,871	410,671
Liberty Property Trust REIT		26,296	1,061,044
Life Storage, Inc. REIT		8,318	739,803
LTC Properties, Inc. REIT		6,551	340,586
Mack-Cali Realty Corp. REIT		15,836	431,056
Medical Properties Trust, Inc. REIT		42,017	620,591
Mid-America Apartment Communities, Inc. REIT		13,414	1,260,782
Monmouth Real Estate Investment Corp. REIT		10,387	148,222
Monogram Residential Trust, Inc. REIT		30,960	329,414
National Health Investors, Inc. REIT		6,772	531,467
National Retail Properties, Inc. REIT		25,444	1,293,827
National Storage Affiliates Trust REIT		4,969	104,051
New Senior Investment Group, Inc. REIT		14,163	163,441
New York REIT, Inc. REIT		31,052	284,126
NexPoint Residential Trust, Inc. REIT		3,035	59,668
NorthStar Realty Europe Corp. REIT		10,426	114,165
NorthStar Realty Finance Corp. REIT		33,244	437,823
Omega Healthcare Investors, Inc. REIT		33,541	1,189,028
One Liberty Properties, Inc. REIT		1,927	46,556
Outfront Media, Inc. REIT		24,371	576,374
Paramount Group, Inc. REIT		31,866	522,284
Parkway Properties, Inc. REIT		13,873	235,980
Pebblebrook Hotel Trust REIT	†	13,220	351,652
Pennsylvania Real Estate Investment Trust REIT		12,554	289,119
Physicians Realty Trust REIT		23,703	510,563
Piedmont Office Realty Trust, Inc., Class A REIT		25,596	557,225
Post Properties, Inc. REIT		9,470	626,251
Potlatch Corp. REIT		7,237	281,447
Preferred Apartment Communities, Inc., Class A REIT		5,032	67,982
PS Business Parks, Inc. REIT		3,550	403,173
QTS Realty Trust, Inc., Class A REIT		8,136	429,988
Ramco-Gershenson Properties Trust REIT		14,501	271,749
Rayonier, Inc. REIT		22,647	601,051
Regency Centers Corp. REIT		18,710	1,449,838
Retail Opportunity Investments Corp. REIT		18,235	400,441
Retail Properties of America, Inc., Class A REIT		42,437	712,942
Rexford Industrial Realty, Inc. REIT		11,230	257,055
RLJ Lodging Trust REIT		21,222	446,299
Ryman Hospitality Properties, Inc. REIT		7,994	384,991
Sabra Health Care REIT, Inc. REIT		12,111	304,955
Saul Centers, Inc. REIT		1,580	105,228
Select Income REIT		11,795	317,285
Senior Housing Properties Trust REIT		42,666	968,945
Seritage Growth Properties, Class A REIT	†	4,556	230,898
Silver Bay Realty Trust Corp. REIT		6,492	113,805
Spirit Realty Capital, Inc. REIT		87,385	1,164,842

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
STAG Industrial, Inc. REIT		12,786	$313,385
STORE Capital Corp. REIT		27,190	801,289
Summit Hotel Properties, Inc. REIT		16,301	214,521
Sun Communities, Inc. REIT		11,217	880,310
Sunstone Hotel Investors, Inc. REIT		38,040	486,532
Tanger Factory Outlet Centers, Inc. REIT		16,717	651,294
Taubman Centers, Inc. REIT		10,676	794,401
Terreno Realty Corp. REIT		8,232	226,462
Tier REIT, Inc. REIT		8,716	134,575
UMH Properties, Inc. REIT		5,533	65,953
United Development Funding IV REIT	†‡	4,907	7,851
Universal Health Realty Income Trust REIT		2,317	146,017
Urban Edge Properties REIT		16,370	460,652
Urstadt Biddle Properties, Inc., Class A REIT		4,932	109,589
Washington Real Estate Investment Trust REIT		13,208	411,033
Weingarten Realty Investors REIT		21,295	830,079
Whitestone REIT		5,035	69,886
WP Carey, Inc. REIT		18,436	1,189,675
WP Glimcher, Inc. REIT		34,213	423,557
Xenia Hotels & Resorts, Inc. REIT		18,010	273,392

			70,546,747

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		4,559	164,945
Casey’s General Stores, Inc.		7,045	846,457
Chefs’ Warehouse, Inc. (The)	*†	3,665	40,828
Ingles Markets, Inc., Class A		2,649	104,741
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	15,669
Performance Food Group Co.	*	6,888	170,822
PriceSmart, Inc.		3,602	301,704
Rite Aid Corp.	*	183,512	1,411,207
Smart & Final Stores, Inc.	*†	3,814	48,705
SpartanNash Co.		6,198	179,246
Sprouts Farmers Market, Inc.	*	25,236	521,123
SUPERVALU, Inc.	*	48,468	241,855
United Natural Foods, Inc.	*	8,967	359,039
US Foods Holding Corp.	*	8,207	193,767
Village Super Market, Inc., Class A		1,280	40,973
Weis Markets, Inc.		1,290	68,370

			4,709,451

Food Products—1.7%
AdvancePierre Foods Holdings, Inc.		3,851	106,134
Alico, Inc.		494	13,269
Amplify Snack Brands, Inc.	*†	5,385	87,237
B&G Foods, Inc.		11,075	544,669
Blue Buffalo Pet Products, Inc.	*	11,117	264,140
Calavo Growers, Inc.		2,921	191,121
Cal-Maine Foods, Inc.	†	5,275	203,299
Darling Ingredients, Inc.	*	28,435	384,157
Dean Foods Co.		15,645	256,578
Farmer Brothers Co.	*	1,870	66,479
Flowers Foods, Inc.	†	31,849	481,557
Fresh Del Monte Produce, Inc.		5,728	343,107
Freshpet, Inc.	*†	4,959	42,895
Hain Celestial Group, Inc. (The)	*	18,455	656,629
Ingredion, Inc.		12,817	1,705,430
Inventure Foods, Inc.	*	3,145	29,563
J&J Snack Foods Corp.		2,586	308,044
John B. Sanfilippo & Son, Inc.		1,673	85,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lancaster Colony Corp.		3,414	$450,955
Landec Corp.	*	4,989	66,902
Lifeway Foods, Inc.	*	778	13,179
Limoneira Co.	†	1,586	29,975
Omega Protein Corp.	*	4,487	104,861
Pilgrim’s Pride Corp.		11,205	236,650
Pinnacle Foods, Inc.		20,969	1,052,015
Post Holdings, Inc.	*	11,628	897,333
Sanderson Farms, Inc.	†	3,453	332,627
Seaboard Corp.	*	51	175,440
Seneca Foods Corp., Class A	*	1,290	36,430
Snyder’s-Lance, Inc.		14,023	470,892
Tootsie Roll Industries, Inc.		2,513	92,554
TreeHouse Foods, Inc.	*	9,854	859,170
WhiteWave Foods Co. (The)	*	31,040	1,689,507

			12,278,673

Gas Utilities—1.1%
Atmos Energy Corp.		18,027	1,342,471
Chesapeake Utilities Corp.		2,728	166,572
Delta Natural Gas Co., Inc.	†	1,247	29,741
National Fuel Gas Co.		13,223	714,967
New Jersey Resources Corp.		15,684	515,376
Northwest Natural Gas Co.		4,752	285,643
ONE Gas, Inc.		9,108	563,239
Piedmont Natural Gas Co., Inc.		14,421	865,837
South Jersey Industries, Inc.		13,898	410,686
Southwest Gas Corp.		8,377	585,217
Spire, Inc.		7,966	507,753
UGI Corp.		30,681	1,388,008
WGL Holdings, Inc.		8,863	555,710

			7,931,220

Health Care Equipment & Supplies—3.4%
Abaxis, Inc.		3,673	189,600
ABIOMED, Inc.	*	7,198	925,519
Accuray, Inc.	*	15,070	95,996
Alere, Inc.	*	15,407	666,199
Align Technology, Inc.	*	13,117	1,229,719
Analogic Corp.		2,082	184,465
AngioDynamics, Inc.	*	5,314	93,208
Anika Therapeutics, Inc.	*	2,511	120,151
AtriCure, Inc.	*	5,136	81,251
Atrion Corp.		196	83,614
Avinger, Inc.	*	1,993	9,507
AxoGen, Inc.	*†	4,402	39,750
Cantel Medical Corp.		6,265	488,545
Cardiovascular Systems, Inc.	*	5,157	122,427
Cerus Corp.	*	18,804	116,773
ConforMIS, Inc.	*	6,559	65,065
CONMED Corp.		5,145	206,109
Cooper Cos., Inc. (The)		8,539	1,530,701
Corindus Vascular Robotics, Inc.	*†	5,896	6,545
CryoLife, Inc.		5,830	102,433
Cutera, Inc.	*	1,903	22,684
Cynosure, Inc., Class A	*	4,407	224,493
DexCom, Inc.	*	14,651	1,284,307
Endologix, Inc.	*†	15,040	192,512
Entellus Medical, Inc.	*†	920	20,406
Exactech, Inc.	*	1,480	40,004
GenMark Diagnostics, Inc.	*	7,868	92,842
Glaukos Corp.	*	3,073	115,975
Globus Medical, Inc., Class A	*	12,715	286,978
Haemonetics Corp.	*	9,352	338,636
Halyard Health, Inc.	*	8,497	294,506
Hill-Rom Holdings, Inc.		11,688	724,422

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hologic, Inc.	*	50,239	$1,950,780
ICU Medical, Inc.	*	2,572	325,049
IDEXX Laboratories, Inc.	*	16,061	1,810,557
Inogen, Inc.	*	3,028	181,377
Insulet Corp.	*	10,016	410,055
Integer Holdings Corp.	*	5,676	123,112
Integra LifeSciences Holdings Corp.	*	5,258	434,048
Invacare Corp.		6,320	70,594
InVivo Therapeutics Holdings Corp.	*†	4,253	28,920
iRadimed Corp.	*†	736	12,505
IRIDEX Corp.	*†	1,376	19,938
K2M Group Holdings, Inc.	*†	4,749	84,437
LeMaitre Vascular, Inc.		3,113	61,762
Masimo Corp.	*	7,190	427,733
Meridian Bioscience, Inc.		7,174	138,386
Merit Medical Systems, Inc.	*	6,788	164,881
Natus Medical, Inc.	*	6,010	236,133
Neogen Corp.	*	6,663	372,728
Nevro Corp.	*†	4,446	464,118
Novocure Ltd. (Jersey)	*†	9,270	79,166
NuVasive, Inc.	*	8,703	580,142
NxStage Medical, Inc.	*	11,835	295,757
OraSure Technologies, Inc.	*	8,723	69,522
Orthofix International NV	*	2,776	118,729
Oxford Immunotec Global plc (United Kingdom)	*	4,716	59,233
Penumbra, Inc.	*	4,660	354,113
Quidel Corp.	*	5,467	120,766
ResMed, Inc.		24,861	1,610,744
Rockwell Medical, Inc.	*†	8,627	57,801
RTI Surgical, Inc.	*	8,406	26,311
Second Sight Medical Products, Inc.	*†	819	2,883
Senseonics Holdings, Inc.	*†	5,073	19,785
Spectranetics Corp. (The)	*	7,119	178,616
STAAR Surgical Co.	*	7,139	67,107
SurModics, Inc.	*	1,871	56,298
Tactile Systems Technology, Inc.	*	742	13,875
Tandem Diabetes Care, Inc.	*	4,888	37,442
Teleflex, Inc.		7,784	1,308,101
TransEnterix, Inc.	*†	11,404	19,273
Utah Medical Products, Inc.		525	31,395
Vascular Solutions, Inc.	*	2,767	133,452
Veracyte, Inc.	*	845	6,430
ViewRay, Inc.	*	1,173	5,302
West Pharmaceutical Services, Inc.		13,078	974,311
Wright Medical Group NV (Netherlands)	*	17,909	439,308
Zeltiq Aesthetics, Inc.	*†	6,394	250,773

			24,229,090

Health Care Providers & Services—2.0%
AAC Holdings, Inc.	*†	1,829	31,806
Acadia Healthcare Co., Inc.	*†	13,009	644,596
Aceto Corp.		4,950	94,001
Addus HomeCare Corp.	*	874	22,864
Adeptus Health, Inc., Class A	*†	2,277	98,025
Air Methods Corp.	*†	6,017	189,475
Almost Family, Inc.	*	1,537	56,515
Amedisys, Inc.	*	5,275	250,246
American Renal Associates Holdings, Inc.	*	1,592	29,086
AMN Healthcare Services, Inc.	*	8,905	283,802
Amsurg Corp.	*	9,587	642,808
BioScrip, Inc.	*	14,738	42,593
BioTelemetry, Inc.	*	4,248	78,885

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Brookdale Senior Living, Inc.	*	33,744	$588,833
Capital Senior Living Corp.	*	5,534	92,971
Chemed Corp.		2,804	395,560
Civitas Solutions, Inc.	*	2,042	37,287
Community Health Systems, Inc.	*†	18,598	214,621
Corvel Corp.	*	1,817	69,773
Cross Country Healthcare, Inc.	*	6,564	77,324
Diplomat Pharmacy, Inc.	*†	8,481	237,553
Ensign Group, Inc. (The)		8,890	178,956
Envision Healthcare Holdings, Inc.	*	33,251	740,500
Genesis Healthcare, Inc.	*	4,230	11,294
HealthEquity, Inc.	*	8,010	303,178
HealthSouth Corp.		15,903	645,185
Healthways, Inc.	*	5,769	152,648
Kindred Healthcare, Inc.		15,596	159,391
Landauer, Inc.		1,882	83,711
LHC Group, Inc.	*	2,530	93,306
LifePoint Health, Inc.	*	7,213	427,226
Magellan Health, Inc.	*	4,253	228,514
MEDNAX, Inc.	*	16,689	1,105,646
Molina Healthcare, Inc.	*	7,511	438,042
National HealthCare Corp.		2,079	137,193
National Research Corp., Class A		1,929	31,423
Nobilis Health Corp.	*†	8,378	28,066
Owens & Minor, Inc.		11,590	402,521
Patterson Cos., Inc.		14,969	687,676
PharMerica Corp.	*	5,445	152,841
Premier, Inc., Class A	*	8,545	276,345
Providence Service Corp. (The)	*	2,082	101,248
Quorum Health Corp.	*	5,375	33,701
RadNet, Inc.	*	5,263	38,946
Select Medical Holdings Corp.	*	19,844	267,894
Surgery Partners, Inc.	*	4,021	81,385
Surgical Care Affiliates, Inc.	*	4,982	242,922
Team Health Holdings, Inc.	*	12,117	394,530
Teladoc, Inc.	*†	3,818	69,908
Tenet Healthcare Corp.	*	14,028	317,874
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	99,211
U.S. Physical Therapy, Inc.		2,234	140,072
Universal American Corp.		10,044	76,837
USMD Holdings, Inc.	*	415	9,396
VCA, Inc.	*	13,803	965,934
WellCare Health Plans, Inc.	*	8,019	938,945

			14,241,089

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.	*	32,644	429,921
athenahealth, Inc.	*†	7,052	889,398
Castlight Health, Inc., Class B	*	8,875	36,920
Computer Programs & Systems, Inc.	†	2,114	55,091
Cotiviti Holdings, Inc.	*	2,308	77,387
Evolent Health, Inc., Class A	*	2,217	54,583
HealthStream, Inc.	*	4,918	135,737
HMS Holdings Corp.	*	15,676	347,537
Inovalon Holdings, Inc., Class A	*	10,933	160,824
Medidata Solutions, Inc.	*	9,603	535,463
NantHealth, Inc.	*	1,178	15,491
Omnicell, Inc.	*	6,146	235,392
Press Ganey Holdings, Inc.	*	4,072	164,509
Quality Systems, Inc.		8,711	98,608
Veeva Systems, Inc., Class A	*	17,052	703,907
Vocera Communications, Inc.	*	3,329	56,260

			3,997,028

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—2.5%
Aramark		43,242	$1,644,493
Belmond Ltd., Class A (United Kingdom)	*	13,655	173,555
Biglari Holdings, Inc.	*	206	89,820
BJ’s Restaurants, Inc.	*	4,328	153,860
Bloomin’ Brands, Inc.		20,934	360,902
Bob Evans Farms, Inc.	†	3,564	136,501
Bojangles’, Inc.	*	2,172	34,665
Boyd Gaming Corp.	*	14,855	293,832
Brinker International, Inc.	†	10,257	517,261
Buffalo Wild Wings, Inc.	*	3,470	488,368
Caesars Acquisition Co., Class A	*	8,840	109,793
Caesars Entertainment Corp.	*†	10,894	81,160
Carrols Restaurant Group, Inc.	*	5,985	79,062
Century Casinos, Inc.	*	3,891	26,887
Cheesecake Factory, Inc. (The)	†	8,029	401,932
Choice Hotels International, Inc.		5,699	256,911
Churchill Downs, Inc.		2,510	367,338
Chuy’s Holdings, Inc.	*	3,373	94,242
ClubCorp Holdings, Inc.		11,895	172,121
Cracker Barrel Old Country Store, Inc.		3,361	444,391
Dave & Buster’s Entertainment, Inc.	*	7,008	274,573
Del Frisco’s Restaurant Group, Inc.	*	3,974	53,530
Del Taco Restaurants, Inc.	*	4,221	50,314
Denny’s Corp.	*	15,003	160,382
DineEquity, Inc.		3,144	248,973
Domino’s Pizza, Inc.		8,897	1,351,009
Dunkin’ Brands Group, Inc.		16,642	866,715
El Pollo Loco Holdings, Inc.	*†	3,166	39,860
Eldorado Resorts, Inc.	*	5,311	74,673
Empire Resorts, Inc.	*†	520	10,525
Extended Stay America, Inc.	†	13,770	195,534
Fiesta Restaurant Group, Inc.	*	4,707	112,968
Fogo De Chao, Inc.	*	846	8,942
Golden Entertainment, Inc.		1,881	23,456
Habit Restaurants, Inc. (The), Class A	*†	2,735	38,290
Hyatt Hotels Corp., Class A	*	4,388	215,977
International Game Technology plc		17,465	425,797
International Speedway Corp., Class A		5,069	169,406
Interval Leisure Group, Inc.		19,688	338,043
Intrawest Resorts Holdings, Inc.	*	3,314	53,753
Isle of Capri Casinos, Inc.	*	4,632	103,201
J Alexander’s Holdings, Inc.	*	2,502	25,345
Jack in the Box, Inc.		5,734	550,120
Jamba, Inc.	*†	3,273	35,741
Kona Grill, Inc.	*†	2,212	27,805
La Quinta Holdings, Inc.	*	15,192	169,847
Lindblad Expeditions Holdings, Inc.	*	2,685	24,165
Luby’s, Inc.	*	3,549	15,225
Marcus Corp. (The)		3,989	99,885
Marriott Vacations Worldwide Corp.		4,173	305,964
Monarch Casino & Resort, Inc.	*	2,050	51,599
Nathan’s Famous, Inc.	*†	555	29,162
Noodles & Co.	*	1,842	8,768
Panera Bread Co., Class A	*	4,084	795,236
Papa John’s International, Inc.		5,057	398,744
Penn National Gaming, Inc.	*	12,689	172,190
Pinnacle Entertainment, Inc.	*	8,633	106,531
Planet Fitness, Inc., Class A	*	2,602	52,222
Popeyes Louisiana Kitchen, Inc.	*	3,568	189,604
Potbelly Corp.	*†	4,371	54,332
Red Lion Hotels Corp.	*	2,588	21,584

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Red Robin Gourmet Burgers, Inc.	*	2,773	$124,619
Red Rock Resorts, Inc., Class A	†	5,486	129,415
Ruby Tuesday, Inc.	*	11,736	29,340
Ruth’s Hospitality Group, Inc.		4,910	69,329
Scientific Games Corp., Class A	*	8,925	100,585
SeaWorld Entertainment, Inc.	†	12,718	171,439
Shake Shack, Inc., Class A	*†	2,886	100,058
Six Flags Entertainment Corp.		12,871	690,014
Sonic Corp.		8,619	225,645
Speedway Motorsports, Inc.		1,680	30,005
Texas Roadhouse, Inc.		11,866	463,130
Vail Resorts, Inc.		6,532	1,024,740
Wendy’s Co. (The)		36,597	395,248
Wingstop, Inc.		2,894	84,794
Zoe’s Kitchen, Inc.	*†	3,187	70,720

			17,586,165

Household Durables—1.7%
Bassett Furniture Industries, Inc.		1,723	40,060
Beazer Homes USA, Inc.	*	6,831	79,649
CalAtlantic Group, Inc.		13,152	439,803
Cavco Industries, Inc.	*	1,545	153,032
Century Communities, Inc.	*	2,504	53,861
CSS Industries, Inc.		1,584	40,519
Ethan Allen Interiors, Inc.		4,253	132,991
Flexsteel Industries, Inc.		930	48,100
GoPro, Inc., Class A	*†	18,771	313,100
Green Brick Partners, Inc.	*	3,764	31,091
Harman International Industries, Inc.		12,791	1,080,200
Helen of Troy Ltd.	*	5,023	432,832
Hooker Furniture Corp.		1,732	42,417
Hovnanian Enterprises, Inc., Class A	*†	21,157	35,755
Installed Building Products, Inc.	*	3,344	119,949
iRobot Corp.	*	4,635	203,847
KB Home	†	15,490	249,699
La-Z-Boy, Inc.		9,344	229,489
Leggett & Platt, Inc.		23,754	1,082,707
Lennar Corp., Class A		32,250	1,365,465
Lennar Corp., Class B		1,554	52,168
LGI Homes, Inc.	*†	2,862	105,436
Libbey, Inc.		3,551	63,385
Lifetime Brands, Inc.		1,617	21,765
M/I Homes, Inc.	*	4,003	94,351
MDC Holdings, Inc.		6,585	169,893
Meritage Homes Corp.	*	6,492	225,272
NACCO Industries, Inc., Class A		829	56,339
New Home Co., Inc. (The)	*†	1,400	14,938
NVR, Inc.	*	622	1,019,999
PulteGroup, Inc.		61,369	1,229,835
Taylor Morrison Home Corp., Class A	*	5,220	91,872
Tempur Sealy International, Inc.	*	9,630	546,406
Toll Brothers, Inc.	*	27,837	831,213
TopBuild Corp.	*	7,032	233,462
TRI Pointe Group, Inc.	*	26,048	343,313
Tupperware Brands Corp.		8,882	580,616
UCP, Inc., Class A	*	1,430	12,598
Universal Electronics, Inc.	*	2,462	183,321
WCI Communities, Inc.	*	3,999	94,856
William Lyon Homes, Class A	*†	3,916	72,642
ZAGG, Inc.	*	4,728	38,297

			12,256,543

Household Products—0.3%
Central Garden & Pet Co.	*	1,847	48,022
Central Garden & Pet Co., Class A	*	6,455	160,084

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Energizer Holdings, Inc.		10,788	$538,968
HRG Group, Inc.	*	21,932	344,332
Oil-Dri Corp of America		764	28,757
Orchids Paper Products Co.	†	1,826	49,722
Spectrum Brands Holdings, Inc.	†	4,366	601,155
WD-40 Co.		2,411	271,069

			2,042,109

Independent Power and Renewable Electricity Producers—0.5%
Atlantic Power Corp.		20,459	50,534
Atlantica Yield plc (Spain)	†	10,911	207,418
Calpine Corp.	*	65,251	824,773
Dynegy, Inc.	*	21,258	263,386
NRG Energy, Inc.		57,352	642,916
NRG Yield, Inc., Class A		5,459	89,091
NRG Yield, Inc., Class C		10,627	180,234
Ormat Technologies, Inc.		6,827	330,495
Pattern Energy Group, Inc.		10,857	244,174
Talen Energy Corp.	*	14,199	196,656
TerraForm Global, Inc., Class A		16,818	69,122
TerraForm Power, Inc., Class A	*	16,160	224,785
Vivint Solar, Inc.	*†	3,399	10,741

			3,334,325

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,210	1,149,810
Raven Industries, Inc.		6,841	157,548

			1,307,358

Insurance—4.1%
Alleghany Corp.	*	2,651	1,391,828
Allied World Assurance Co. Holdings AG (Switzerland)		15,501	626,550
Ambac Financial Group, Inc.	*	7,905	145,373
American Equity Investment Life Holding Co.		14,698	260,596
American Financial Group, Inc.		12,388	929,100
American National Insurance Co.		1,400	170,744
AMERISAFE, Inc.		3,489	205,083
AmTrust Financial Services, Inc.		15,425	413,853
Arch Capital Group Ltd. (Bermuda)	*	20,473	1,622,690
Argo Group International Holdings Ltd. (Bermuda)		4,932	278,263
Arthur J. Gallagher & Co.		31,319	1,593,198
Aspen Insurance Holdings Ltd. (Bermuda)		10,597	493,714
Assurant, Inc.		11,278	1,040,395
Assured Guaranty Ltd. (Bermuda)		24,085	668,359
Atlas Financial Holdings, Inc.	*	1,852	29,206
Axis Capital Holdings Ltd. (Bermuda)		16,727	908,778
Baldwin & Lyons, Inc., Class B		1,792	45,929
Blue Capital Reinsurance Holdings Ltd. (Bermuda)	†	1,078	19,749
Brown & Brown, Inc.		20,837	785,763
Citizens, Inc.	*†	8,606	80,552
CNO Financial Group, Inc.		31,644	483,204
Crawford & Co., Class B		912	10,351
Donegal Group, Inc., Class A		1,264	20,363
eHealth, Inc.	*	3,302	37,015
EMC Insurance Group, Inc.		1,561	42,038
Employers Holdings, Inc.		5,724	170,747
Endurance Specialty Holdings Ltd. (Bermuda)		11,436	748,486
Enstar Group Ltd. (Bermuda)	*	2,113	347,525
Erie Indemnity Co., Class A		4,469	456,151

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Everest Re Group Ltd. (Bermuda)		7,472	$1,419,456
FBL Financial Group, Inc., Class A		1,939	124,038
Federated National Holding Co.		2,947	55,079
Fidelity & Guaranty Life	†	2,136	49,534
First American Financial Corp.		19,099	750,209
Genworth Financial, Inc., Class A	*	88,917	441,028
Global Indemnity plc (Ireland)	*	1,488	44,194
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	114,975
Hallmark Financial Services, Inc.	*	2,249	23,142
Hanover Insurance Group, Inc. (The)		7,555	569,798
HCI Group, Inc.		1,491	45,267
Heritage Insurance Holdings, Inc.	†	4,070	58,649
Horace Mann Educators Corp.		7,441	272,713
Independence Holding Co.		1,901	32,659
Infinity Property & Casualty Corp.		1,737	143,528
Investors Title Co.		261	25,969
James River Group Holdings Ltd. (Bermuda)		2,643	95,677
Kemper Corp.		6,588	259,040
Kinsale Capital Group, Inc.		1,188	26,136
Maiden Holdings Ltd. (Bermuda)		10,098	128,144
MBIA, Inc.	*	24,418	190,216
Mercury General Corp.		5,028	275,786
National General Holdings Corp.		8,994	200,027
National Interstate Corp.		1,051	34,189
National Western Life Group, Inc., Class A		368	75,576
Navigators Group, Inc. (The)		1,990	192,871
Old Republic International Corp.		43,830	772,285
OneBeacon Insurance Group Ltd., Class A		4,581	65,417
Patriot National, Inc.	*	1,460	13,155
Primerica, Inc.	†	8,625	457,384
ProAssurance Corp.		9,220	483,866
Reinsurance Group of America, Inc.		11,450	1,235,913
RenaissanceRe Holdings Ltd. (Bermuda)		7,657	920,065
RLI Corp.		6,681	456,713
Safety Insurance Group, Inc.		2,332	156,757
Selective Insurance Group, Inc.		10,521	419,367
State Auto Financial Corp.		2,585	61,549
State National Cos., Inc.		6,599	73,381
Stewart Information Services Corp.		4,354	193,535
Third Point Reinsurance Ltd. (Bermuda)	*	12,722	152,664
Torchmark Corp.		21,322	1,362,263
Trupanion, Inc.	*	1,686	28,493
United Fire Group, Inc.		4,013	169,830
United Insurance Holdings Corp.		2,677	45,455
Universal Insurance Holdings, Inc.		5,857	147,596
Validus Holdings Ltd. (Bermuda)		13,567	675,908
W.R. Berkley Corp.		17,423	1,006,352
White Mountains Insurance Group Ltd.		850	705,500
WMIH Corp.	*†	37,051	86,699

			29,363,650

Internet & Direct Marketing Retail—0.4%
1-800-Flowers.com, Inc., Class A	*	3,472	31,838
Blue Nile, Inc.		1,641	56,483
Duluth Holdings, Inc., Class B	*†	1,392	36,902
Etsy, Inc.	*	19,225	274,533
FTD Cos., Inc.	*	2,895	59,550
Groupon, Inc.	*	62,550	322,133

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
HSN, Inc.		5,299	$210,900
Lands’ End, Inc.	*†	2,788	40,426
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	291,042
Liberty Ventures, Series A	*	23,633	942,248
Nutrisystem, Inc.		5,029	149,311
Overstock.com, Inc.	*	2,104	32,233
PetMed Express, Inc.	†	3,185	64,592
Shutterfly, Inc.	*	6,185	276,098
Wayfair, Inc., Class A	*†	5,824	229,291

			3,017,580

Internet Software & Services—1.9%
2U, Inc.	*†	6,797	260,257
Alarm.com Holdings, Inc.	*†	1,349	38,932
Amber Road, Inc.	*	1,500	14,475
Angie’s List, Inc.	*†	7,000	69,370
Apigee Corp.	*	2,836	49,346
Appfolio, Inc., Class A	*†	943	18,332
Autobytel, Inc.	*	1,591	28,320
Bankrate, Inc.	*	6,133	52,008
Bazaarvoice, Inc.	*	15,162	89,607
Benefitfocus, Inc.	*†	2,371	94,650
Blucora, Inc.	*	7,679	86,005
Box, Inc., Class A	*†	8,951	141,068
Brightcove, Inc.	*	6,369	83,115
Carbonite, Inc.	*	2,935	45,082
Care.com, Inc.	*	1,973	19,651
ChannelAdvisor Corp.	*	3,431	44,363
Cimpress NV (Netherlands)	*	4,444	449,644
CommerceHub, Inc., Series A	*	2,440	38,552
CommerceHub, Inc., Series C	*	4,880	77,641
comScore, Inc.	*	8,030	246,200
Cornerstone OnDemand, Inc.	*	8,864	407,301
CoStar Group, Inc.	*	5,688	1,231,623
Cvent, Inc.	*	5,578	176,878
DHI Group, Inc.	*	9,544	75,302
EarthLink Holdings Corp.		19,701	122,146
Endurance International Group Holdings, Inc.	*	9,873	86,389
Envestnet, Inc.	*	7,303	266,194
Everyday Health, Inc.	*	5,543	42,626
Five9, Inc.	*	6,091	95,507
Global Sources Ltd. (Hong Kong)	*	1,452	12,313
GoDaddy, Inc., Class A	*†	8,645	298,512
Gogo, Inc.	*†	10,521	116,152
GrubHub, Inc.	*	14,198	610,372
GTT Communications, Inc.	*	4,161	97,908
Hortonworks, Inc.	*†	7,385	61,665
IAC/InterActiveCorp		12,655	790,558
inContact, Inc.	*	10,222	142,904
Instructure, Inc.	*	1,935	49,091
Intralinks Holdings, Inc.	*	8,511	85,621
j2 Global, Inc.		8,309	553,462
Limelight Networks, Inc.	*	17,003	31,796
Liquidity Services, Inc.	*	4,692	52,738
LivePerson, Inc.	*	8,795	73,966
LogMeIn, Inc.		4,441	401,422
Marchex, Inc., Class B	*	5,699	15,786
Match Group, Inc.	*†	5,829	103,698
MeetMe, Inc.	*	7,530	46,686
MINDBODY, Inc., Class A	*†	2,652	52,138
Monster Worldwide, Inc.	*	16,068	58,005
New Relic, Inc.	*	4,027	154,315
NIC, Inc.		10,866	255,351

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Numerex Corp., Class A	*	2,523	$19,629
Pandora Media, Inc.	*	38,903	557,480
Q2 Holdings, Inc.	*	4,732	135,619
QuinStreet, Inc.	*	5,214	15,746
Quotient Technology, Inc.	*	11,898	158,362
Rackspace Hosting, Inc.	*	18,995	601,952
RealNetworks, Inc.	*	4,328	19,303
Reis, Inc.		1,345	27,519
RetailMeNot, Inc.	*	8,357	82,651
Rightside Group Ltd.	*†	2,121	19,301
Shutterstock, Inc.	*	3,401	216,644
SPS Commerce, Inc.	*	2,907	213,403
Stamps.com, Inc.	*†	3,008	284,286
TechTarget, Inc.	*	2,374	19,134
TrueCar, Inc.	*†	7,966	75,199
Twilio, Inc., Class A	*	2,071	133,290
Web.com Group, Inc.	*	8,197	141,562
WebMD Health Corp.	*	6,439	320,018
Xactly Corp.	*	4,192	61,706
XO Group, Inc.	*	3,899	75,368
Yelp, Inc.	*	11,933	497,606
Zillow Group, Inc., Class A	*	9,567	329,583
Zillow Group, Inc., Class C	*†	18,170	629,590

			13,149,994

IT Services—2.6%
Acxiom Corp.	*	13,925	371,101
ALJ Regional Holdings, Inc.	*†	3,274	15,388
Black Knight Financial Services, Inc., Class A	*	3,836	156,892
Blackhawk Network Holdings, Inc.	*	10,306	310,932
Booz Allen Hamilton Holding Corp.		20,116	635,867
Broadridge Financial Solutions, Inc.		21,004	1,423,861
CACI International, Inc., Class A	*	4,223	426,101
Cardtronics plc, Class A (United Kingdom)	*	8,176	364,650
Cass Information Systems, Inc.		2,024	114,660
Convergys Corp.		15,620	475,160
CoreLogic, Inc.	*	15,752	617,793
CSG Systems International, Inc.		5,860	242,194
CSRA, Inc.		29,396	790,752
Datalink Corp.	*	4,947	52,488
DST Systems, Inc.		5,952	701,860
EPAM Systems, Inc.	*	8,473	587,264
Euronet Worldwide, Inc.	*	8,900	728,287
EVERTEC, Inc. (Puerto Rico)		12,275	205,975
ExlService Holdings, Inc.	*	6,073	302,678
Forrester Research, Inc.		1,490	57,961
Gartner, Inc.	*	14,242	1,259,705
Genpact Ltd.	*	27,367	655,440
Hackett Group, Inc. (The)		4,524	74,736
Information Services Group, Inc.	*	5,669	22,619
Jack Henry & Associates, Inc.		14,113	1,207,367
Leidos Holdings, Inc.		23,530	1,018,378
Lionbridge Technologies, Inc.	*	11,139	55,695
ManTech International Corp., Class A		4,593	173,110
MAXIMUS, Inc.		11,511	651,062
MoneyGram International, Inc.	*	4,578	32,504
NCI, Inc., Class A		1,068	12,357
NeuStar, Inc., Class A	*†	10,275	273,212
Perficient, Inc.	*	7,080	142,662
PFSweb, Inc.	*	3,159	28,210
Planet Payment, Inc.	*	7,724	28,656
Sabre Corp.		37,252	1,049,761

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Science Applications International Corp.		7,507	$520,761
ServiceSource International, Inc.	*	9,931	48,463
Square, Inc., Class A	*†	9,606	112,006
Sykes Enterprises, Inc.	*	6,491	182,592
Syntel, Inc.	*	5,846	245,006
TeleTech Holdings, Inc.		3,175	92,043
Teradata Corp.	*	23,178	718,518
Travelport Worldwide Ltd. (United Kingdom)		21,484	322,905
Unisys Corp.	*†	8,668	84,426
Virtusa Corp.	*	5,506	135,888
WEX, Inc.	*	6,886	744,308

			18,474,254

Leisure Products—0.4%
Arctic Cat, Inc.		2,262	35,038
Brunswick Corp.		16,187	789,602
Callaway Golf Co.		17,516	203,361
Escalade, Inc.		1,595	20,352
JAKKS Pacific, Inc.	*	3,244	28,028
Johnson Outdoors, Inc., Class A		785	28,551
Malibu Boats, Inc., Class A	*	4,075	60,718
Marine Products Corp.		3,091	27,726
MCBC Holdings, Inc.		1,170	13,338
Nautilus, Inc.	*	4,865	110,533
Performance Sports Group Ltd.	*†	7,260	29,476
Polaris Industries, Inc.	†	10,910	844,870
Smith & Wesson Holding Corp.	*	9,907	263,427
Sturm Ruger & Co., Inc.	†	3,486	201,351
Vista Outdoor, Inc.	*	10,594	422,277

			3,078,648

Life Sciences Tools & Services—1.3%
Accelerate Diagnostics, Inc.	*†	3,846	104,842
Albany Molecular Research, Inc.	*†	4,893	80,783
Bio-Rad Laboratories, Inc., Class A	*	3,679	602,657
Bio-Techne Corp.		6,598	722,481
Bruker Corp.		18,309	414,699
Cambrex Corp.	*	5,715	254,089
Charles River Laboratories International, Inc.	*	8,341	695,139
ChromaDex Corp.	*†	5,063	15,088
Enzo Biochem, Inc.	*	7,241	36,857
Fluidigm Corp.	*	5,173	41,436
INC Research Holdings, Inc., Class A	*	7,599	338,763
Luminex Corp.	*	7,419	168,560
Medpace Holdings, Inc.	*	1,449	43,267
NanoString Technologies, Inc.	*	1,700	33,966
NeoGenomics, Inc.	*	8,573	70,470
Pacific Biosciences of California, Inc.	*	14,065	126,022
PAREXEL International Corp.	*	9,399	652,761
Patheon NV (Netherlands)	*	5,845	173,187
PerkinElmer, Inc.		19,296	1,082,699
PRA Health Sciences, Inc.	*	4,489	253,673
QIAGEN NV (Netherlands)	*	41,548	1,140,077
Quintiles Transnational Holdings, Inc.	*	24,790	2,009,477
VWR Corp.	*	14,444	409,632

			9,470,625

Machinery—4.2%
Actuant Corp., Class A		10,895	253,200
AGCO Corp.		12,264	604,861
Alamo Group, Inc.		1,491	98,242
Albany International Corp., Class A		5,205	220,588

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Allison Transmission Holdings, Inc.		25,447	$729,820
Altra Industrial Motion Corp.		4,108	119,009
American Railcar Industries, Inc.		1,579	65,481
Astec Industries, Inc.		3,453	206,731
Barnes Group, Inc.		8,753	354,934
Blue Bird Corp.	*†	1,333	19,475
Briggs & Stratton Corp.		6,916	128,983
Chart Industries, Inc.	*	5,455	179,088
CIRCOR International, Inc.		2,705	161,110
CLARCOR, Inc.		8,476	550,940
Colfax Corp.	*	17,335	544,839
Columbus McKinnon Corp.		3,189	56,892
Crane Co.		8,599	541,823
Donaldson Co., Inc.		23,001	858,627
Douglas Dynamics, Inc.		3,681	117,571
Dynamic Materials Corp.		2,558	27,268
Energy Recovery, Inc.	*	6,283	100,402
EnPro Industries, Inc.		3,683	209,268
ESCO Technologies, Inc.		4,502	208,983
ExOne Co. (The)	*	1,694	25,783
Federal Signal Corp.		11,860	157,264
Flowserve Corp.		23,112	1,114,923
Franklin Electric Co., Inc.		7,903	321,731
FreightCar America, Inc.		2,798	40,235
Gencor Industries, Inc.	*	1,369	16,401
Global Brass & Copper Holdings, Inc.		3,564	102,964
Gorman-Rupp Co. (The)		2,349	60,158
Graco, Inc.		9,882	731,268
Graham Corp.		1,617	30,885
Greenbrier Cos., Inc. (The)	†	4,868	171,840
Hardinge, Inc.		2,133	23,740
Harsco Corp.		14,896	147,917
Hillenbrand, Inc.		10,155	321,304
Hurco Cos., Inc.		1,248	35,031
Hyster-Yale Materials Handling, Inc.		1,930	116,051
IDEX Corp.		13,535	1,266,470
ITT, Inc.		15,971	572,401
John Bean Technologies Corp.		5,361	378,219
Joy Global, Inc.		17,172	476,351
Kadant, Inc.		2,207	115,007
Kennametal, Inc.		14,588	423,344
Lincoln Electric Holdings, Inc.		11,033	690,886
Lindsay Corp.	†	1,871	138,417
Lydall, Inc.	*	2,982	152,470
Manitowoc Co., Inc. (The)		25,826	123,707
Manitowoc Foodservice, Inc.	*	22,433	363,863
Meritor, Inc.	*	13,532	150,611
Middleby Corp. (The)	*	10,084	1,246,584
Milacron Holdings Corp.	*	2,464	39,325
Miller Industries, Inc.		1,779	40,543
Mueller Industries, Inc.		10,541	341,739
Mueller Water Products, Inc., Class A		26,839	336,829
Navistar International Corp.	*	8,389	192,024
NN, Inc.		4,187	76,413
Nordson Corp.		10,245	1,020,709
Omega Flex, Inc.		488	18,817
Oshkosh Corp.		13,005	728,280
Proto Labs, Inc.	*†	4,587	274,807
RBC Bearings, Inc.	*	3,900	298,272
Rexnord Corp.	*	14,356	307,362
Snap-on, Inc.		10,323	1,568,683
SPX Corp.	*	7,635	153,769
SPX FLOW, Inc.	*	5,772	178,470
Standex International Corp.		2,144	199,113

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sun Hydraulics Corp.		4,279	$138,083
Supreme Industries, Inc., Class A		2,367	45,683
Tennant Co.		3,191	206,777
Terex Corp.		18,527	470,771
Timken Co. (The)		12,849	451,514
Titan International, Inc.		8,071	81,679
Toro Co. (The)		19,456	911,319
TriMas Corp.	*	8,555	159,209
Trinity Industries, Inc.		26,907	650,611
Wabash National Corp.	*	12,487	177,815
WABCO Holdings, Inc.	*	9,626	1,092,840
Wabtec Corp.		15,415	1,258,635
Watts Water Technologies, Inc., Class A		4,775	309,611
Woodward, Inc.		9,443	589,999
Xylem, Inc.		31,945	1,675,515

			29,869,176

Marine—0.1%
Costamare, Inc. (Greece)		4,828	44,128
Kirby Corp.	*	9,361	581,880
Matson, Inc.		7,818	311,782
Scorpio Bulkers, Inc.	*	4,433	15,338

			953,128

Media—1.8%
AMC Entertainment Holdings, Inc., Class A		3,960	123,116
AMC Networks, Inc., Class A	*	10,627	551,116
Cable One, Inc.		822	480,048
Carmike Cinemas, Inc.	*	3,910	127,818
Central European Media Enterprises Ltd., Class A (Bermuda)	*	9,570	22,107
Cinemark Holdings, Inc.		19,128	732,220
Clear Channel Outdoor Holdings, Inc., Class A		8,401	49,062
Daily Journal Corp.	*†	156	34,164
Entercom Communications Corp., Class A		3,975	51,437
Entravision Communications Corp., Class A		12,297	93,826
Eros International plc	*†	4,755	72,847
EW Scripps Co. (The), Class A	*	11,483	182,580
Gannett Co., Inc.		21,860	254,450
Global Eagle Entertainment, Inc.	*†	8,562	71,150
Gray Television, Inc.	*	12,034	124,672
Hemisphere Media Group, Inc.	*	1,387	17,684
IMAX Corp. (Canada)	*	10,118	293,119
Interpublic Group of Cos., Inc. (The)		72,187	1,613,379
John Wiley & Sons, Inc., Class A		8,205	423,460
Liberty Braves Group, Class A	*	1,670	29,142
Liberty Braves Group, Class C	*	5,743	99,813
Liberty Media Group, Class A	*	4,176	119,642
Liberty Media Group, Class C	*	8,426	237,108
Lions Gate Entertainment Corp.	†	17,572	351,264
Live Nation Entertainment, Inc.	*	23,606	648,693
Loral Space & Communications, Inc.	*	2,438	95,350
Madison Square Garden Co. (The), Class A	*	3,465	587,006
MDC Partners, Inc., Class A		9,520	102,054
Media General, Inc.	*	20,264	373,466
Meredith Corp.		6,979	362,838
MSG Networks, Inc., Class A	*	11,435	212,805
National CineMedia, Inc.		12,011	176,802
New Media Investment Group, Inc.		6,110	94,705
New York Times Co. (The), Class A		21,376	255,443

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nexstar Broadcasting Group, Inc., Class A	†	5,108	$294,783
Radio One, Inc., Class D	*	4,367	13,232
Radio Unica Communications Corp.	*‡d	1,900	—
Reading International, Inc., Class A	*	2,976	39,730
Regal Entertainment Group, Class A	†	15,242	331,514
Saga Communications, Inc., Class A		404	18,317
Salem Media Group, Inc.		1,956	11,501
Scholastic Corp.		4,805	189,125
Sinclair Broadcast Group, Inc., Class A		12,184	351,874
Starz, Class A	*	14,771	460,708
TEGNA, Inc.		39,057	853,786
Time, Inc.		19,111	276,727
Townsquare Media, Inc., Class A	*	1,462	13,655
Tribune Media Co., Class A		13,752	502,223
tronc, Inc.		4,213	71,115
World Wrestling Entertainment, Inc., Class A	†	6,136	130,697

			12,623,373

Metals & Mining—1.2%
AK Steel Holding Corp.	*†	41,139	198,701
Allegheny Technologies, Inc.		20,276	366,387
Ampco-Pittsburgh Corp.		1,562	17,323
Carpenter Technology Corp.		8,256	340,643
Century Aluminum Co.	*	9,652	67,081
Cliffs Natural Resources, Inc.	*†	29,713	173,821
Coeur Mining, Inc.	*	28,349	335,369
Commercial Metals Co.		21,485	347,842
Compass Minerals International, Inc.	†	5,889	434,019
Ferroglobe plc (United Kingdom)		11,203	101,163
Gold Resource Corp.		9,124	67,700
Handy & Harman Ltd.	*	640	13,466
Haynes International, Inc.		2,542	94,334
Hecla Mining Co.		66,013	376,274
Kaiser Aluminum Corp.		3,209	277,546
Materion Corp.		3,982	122,287
Olympic Steel, Inc.		1,772	39,161
Reliance Steel & Aluminum Co.		12,631	909,811
Royal Gold, Inc.		11,795	913,287
Ryerson Holding Corp.	*	1,802	20,345
Schnitzer Steel Industries, Inc., Class A		4,380	91,542
Steel Dynamics, Inc.		42,588	1,064,274
Stillwater Mining Co.	*	22,735	303,740
SunCoke Energy, Inc.		11,225	90,024
Tahoe Resources, Inc.		53,825	690,575
TimkenSteel Corp.	*	7,314	76,431
United States Steel Corp.		24,381	459,826
Worthington Industries, Inc.		7,923	380,542

			8,373,514

Mortgage Real Estate Investment Trusts (REITs)—1.0%
AG Mortgage Investment Trust, Inc. REIT		4,573	72,025
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	112,008
American Capital Agency Corp. REIT		59,041	1,153,661
American Capital Mortgage Investment Corp. REIT		7,648	131,469
Anworth Mortgage Asset Corp. REIT		15,695	77,219
Apollo Commercial Real Estate Finance, Inc. REIT		13,377	218,982

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ares Commercial Real Estate Corp. REIT		4,696	$59,170
ARMOUR Residential REIT, Inc. REIT	†	6,115	137,832
Capstead Mortgage Corp. REIT		17,141	161,640
Chimera Investment Corp. REIT		33,120	528,264
Colony Capital, Inc., Class A REIT		20,195	368,155
CYS Investments, Inc. REIT		25,837	225,299
Dynex Capital, Inc. REIT		9,171	68,049
Great Ajax Corp. REIT		2,379	32,473
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		7,258	169,619
Invesco Mortgage Capital, Inc. REIT		20,044	305,270
MFA Financial, Inc. REIT		67,909	507,959
New Residential Investment Corp. REIT		41,057	566,997
New York Mortgage Trust, Inc. REIT	†	20,960	126,179
Orchid Island Capital, Inc. REIT	†	2,938	30,614
Owens Realty Mortgage, Inc. REIT	†	1,831	31,713
PennyMac Mortgage Investment Trust REIT		11,393	177,503
RAIT Financial Trust REIT		13,669	46,201
Redwood Trust, Inc. REIT		14,817	209,809
Resource Capital Corp. REIT		6,250	80,063
Starwood Property Trust, Inc. REIT		42,021	946,313
Two Harbors Investment Corp. REIT		61,110	521,268
Western Asset Mortgage Capital Corp. REIT		6,991	72,846

			7,138,600

Multiline Retail—0.2%
Big Lots, Inc.		7,895	376,986
Dillard’s, Inc., Class A		3,219	202,829
Fred’s, Inc., Class A		7,550	68,403
J.C. Penney Co., Inc.	*	54,413	501,688
Ollie’s Bargain Outlet Holdings, Inc.	*	3,724	97,606
Sears Holdings Corp.	*†	2,629	30,129
Tuesday Morning Corp.	*	7,151	42,763

			1,320,404

Multi-Utilities—0.5%
Avista Corp.		11,018	460,442
Black Hills Corp.		9,055	554,347
MDU Resources Group, Inc.		34,769	884,524
NorthWestern Corp.		8,519	490,098
Unitil Corp.		2,617	102,220
Vectren Corp.		14,856	745,771

			3,237,402

Oil, Gas & Consumable Fuels—3.1%
Abraxas Petroleum Corp.	*	16,099	27,207
Adams Resources & Energy, Inc.		479	18,834
Alon USA Energy, Inc.		5,059	40,776
Ardmore Shipping Corp. (Ireland)		2,905	20,451
Bill Barrett Corp.	*	9,354	52,008
California Resources Corp.	*†	4,350	54,375
Callon Petroleum Co.	*	21,482	337,267
Carrizo Oil & Gas, Inc.	*	9,618	390,683
Chesapeake Energy Corp.	*†	107,783	675,799
Clayton Williams Energy, Inc.	*†	1,014	86,636
Clean Energy Fuels Corp.	*†	12,702	56,778
Cobalt International Energy, Inc.	*	75,812	94,007
CONSOL Energy, Inc.		40,567	778,886
Contango Oil & Gas Co.	*	3,036	31,028
CVR Energy, Inc.	†	2,695	37,110
Delek US Holdings, Inc.		10,301	178,104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Denbury Resources, Inc.	*	65,412	$211,281
DHT Holdings, Inc. (Bermuda)		17,822	74,674
Diamondback Energy, Inc.	*	14,073	1,358,607
Dorian LPG Ltd.	*	4,126	24,756
Earthstone Energy, Inc.	*†	341	2,933
Eclipse Resources Corp.	*	9,001	29,613
Energen Corp.		17,573	1,014,314
EP Energy Corp., Class A	*†	6,635	29,061
Erin Energy Corp.	*†	3,633	8,538
Evolution Petroleum Corp.		6,187	38,854
EXCO Resources, Inc.	*†	31,828	34,056
Frontline Ltd. (Bermuda)	†	12,020	86,183
GasLog Ltd. (Monaco)	†	7,396	107,612
Gener8 Maritime, Inc.	*	7,219	36,961
Golar LNG Ltd. (Bermuda)	†	16,500	349,800
Green Plains, Inc.		5,946	155,785
Gulfport Energy Corp.	*	22,359	631,642
HollyFrontier Corp.		29,072	712,264
Isramco, Inc.	*†	156	13,010
Jones Energy, Inc., Class A	*†	3,552	12,645
Kosmos Energy Ltd.	*†	27,232	174,557
Laredo Petroleum, Inc.	*	25,092	323,687
Matador Resources Co.	*	15,202	370,017
Murphy Oil Corp.	†	29,769	904,978
Navios Maritime Acquisition Corp. (Monaco)		13,236	17,869
Newfield Exploration Co.	*	35,420	1,539,353
Nordic American Tankers Ltd. (Norway)	†	15,557	157,281
Northern Oil and Gas, Inc.	*†	12,515	33,540
Oasis Petroleum, Inc.	*	32,645	374,438
Overseas Shipholding Group, Inc., Class A		6,597	69,730
Pacific Ethanol, Inc.	*	4,373	30,217
Panhandle Oil and Gas, Inc., Class A		3,416	59,883
Par Pacific Holdings, Inc.	*	5,765	75,406
Parsley Energy, Inc., Class A	*	28,517	955,605
PBF Energy, Inc., Class A	†	17,056	386,148
PDC Energy, Inc.	*	8,424	564,914
QEP Resources, Inc.		42,329	826,685
Renewable Energy Group, Inc.	*†	6,699	56,741
REX American Resources Corp.	*	1,034	87,642
Rice Energy, Inc.	*	20,960	547,266
Ring Energy, Inc.	*	7,717	84,501
RSP Permian, Inc.	*	13,798	535,087
Sanchez Energy Corp.	*†	9,850	87,074
Scorpio Tankers, Inc. (Monaco)		26,428	122,362
SemGroup Corp., Class A		8,549	302,293
Ship Finance International Ltd. (Norway)	†	10,743	158,244
SM Energy Co.		14,688	566,663
Southwestern Energy Co.	*	88,566	1,225,754
Synergy Resources Corp.	*	35,637	246,964
Targa Resources Corp.		27,816	1,366,044
Teekay Corp. (Bermuda)		8,545	65,882
Teekay Tankers Ltd., Class A (Bermuda)		18,100	45,793
W&T Offshore, Inc.	*	5,802	10,212
Western Refining, Inc.		12,977	343,371
Westmoreland Coal Co.	*	3,181	28,184
Whiting Petroleum Corp.	*	37,167	324,840
World Fuel Services Corp.		12,217	565,158
WPX Energy, Inc.	*	58,167	767,223

			22,214,144

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.3%
Boise Cascade Co.	*	7,479	$189,967
Clearwater Paper Corp.	*	2,994	193,622
Deltic Timber Corp.		1,869	126,587
Domtar Corp.		10,877	403,863
KapStone Paper and Packaging Corp.		15,462	292,541
Louisiana-Pacific Corp.	*	25,231	475,100
Neenah Paper, Inc.		3,125	246,906
P.H. Glatfelter Co.		8,163	176,974
Schweitzer-Mauduit International, Inc.		5,613	216,437

			2,321,997

Personal Products—0.7%
Avon Products, Inc.		78,700	445,442
Coty, Inc., Class A	*†	81,851	1,923,499
Edgewell Personal Care Co.	*	10,802	858,975
Herbalife Ltd.	*	13,360	828,186
Inter Parfums, Inc.		2,745	88,581
Lifevantage Corp.	*†	2,508	23,726
Medifast, Inc.		1,758	66,435
Natural Health Trends Corp.	†	1,262	35,664
Nature’s Sunshine Products, Inc.		1,727	27,632
Nu Skin Enterprises, Inc., Class A	†	9,867	639,184
Nutraceutical International Corp.	*	1,355	42,330
Revlon, Inc., Class A	*	1,782	65,542
Synutra International, Inc.	*	2,931	12,486
USANA Health Sciences, Inc.	*	890	123,132

			5,180,814

Pharmaceuticals—1.0%
AcelRx Pharmaceuticals, Inc.	*†	6,457	25,118
Aclaris Therapeutics, Inc.	*	1,044	26,737
Aerie Pharmaceuticals, Inc.	*	4,463	168,434
Agile Therapeutics, Inc.	*	2,727	19,034
Akorn, Inc.	*	14,667	399,822
Amphastar Pharmaceuticals, Inc.	*	6,599	125,183
Ampio Pharmaceuticals, Inc.	*	8,016	5,933
ANI Pharmaceuticals, Inc.	*†	1,641	108,880
Aratana Therapeutics, Inc.	*†	6,947	65,024
Axsome Therapeutics, Inc.	*†	1,967	15,500
Bio-Path Holdings, Inc.	*	15,153	21,214
Catalent, Inc.	*	17,315	447,420
Cempra, Inc.	*†	7,008	169,594
Clearside Biomedical, Inc.	*	1,467	25,452
Collegium Pharmaceutical, Inc.	*	1,749	33,686
Corcept Therapeutics, Inc.	*	13,828	89,882
Depomed, Inc.	*‡	11,247	281,063
Dermira, Inc.	*	3,895	131,729
Durect Corp.	*†	18,002	25,023
Egalet Corp.	*	4,042	30,760
Endo International plc (Ireland)	*	36,607	737,631
Endocyte, Inc.	*	5,585	17,258
Flex Pharma, Inc.	*†	940	11,073
Heska Corp.	*	856	46,592
Horizon Pharma plc	*	29,442	533,783
Impax Laboratories, Inc.	*	12,947	306,844
Innoviva, Inc.	*†	13,418	147,464
Intersect ENT, Inc.	*	4,721	74,781
Intra-Cellular Therapies, Inc.	*†	6,359	96,911
Lannett Co., Inc.	*†	4,562	121,212
Lipocine, Inc.	*†	3,021	13,474
Medicines Co. (The)	*	11,960	451,370
MyoKardia, Inc.	*†	1,135	18,546
Nektar Therapeutics	*	22,569	387,735
Neos Therapeutics, Inc.	*†	3,767	24,787

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ocular Therapeutix, Inc.	*†	3,610	$24,801
Omeros Corp.	*†	7,562	84,392
Pacira Pharmaceuticals, Inc.	*	6,567	224,723
Paratek Pharmaceuticals, Inc.	*	1,952	25,396
Phibro Animal Health Corp., Class A		3,507	95,320
Prestige Brands Holdings, Inc.	*	9,246	446,304
Reata Pharmaceuticals, Inc., Class A	*†	1,038	27,362
Revance Therapeutics, Inc.	*†	3,900	63,219
SciClone Pharmaceuticals, Inc.	*	8,318	85,260
Sucampo Pharmaceuticals, Inc., Class A	*	4,057	49,942
Supernus Pharmaceuticals, Inc.	*	8,702	215,200
Teligent, Inc.	*	8,544	64,934
Tetraphase Pharmaceuticals, Inc.	*†	6,987	26,760
TherapeuticsMD, Inc.	*†	28,090	191,293
Theravance Biopharma, Inc. (Cayman Islands)	*	6,735	244,076
Titan Pharmaceuticals, Inc.	*†	3,432	20,180
WaVe Life Sciences Ltd.	*†	1,349	43,802
Zogenix, Inc.	*	5,128	58,613

			7,196,526

Professional Services—1.0%
Acacia Research Corp.		8,726	56,893
Advisory Board Co. (The)	*	7,041	315,014
Barrett Business Services, Inc.		1,514	75,110
CBIZ, Inc.	*	9,861	110,345
CEB, Inc.		5,524	300,892
Cogint, Inc.	*†	2,686	13,672
CRA International, Inc.	*	1,427	37,944
Dun & Bradstreet Corp. (The)		6,590	900,326
Exponent, Inc.		4,824	246,313
Franklin Covey Co.	*	2,778	49,476
FTI Consulting, Inc.	*	7,721	344,048
GP Strategies Corp.	*	2,402	59,137
Heidrick & Struggles International, Inc.		3,000	55,650
Hill International, Inc.	*	4,200	19,362
Huron Consulting Group, Inc.	*	4,091	244,478
ICF International, Inc.	*	2,824	125,160
Insperity, Inc.		2,634	191,334
Kelly Services, Inc., Class A		5,823	111,918
Kforce, Inc.		4,412	90,402
Korn/Ferry International		10,640	223,440
ManpowerGroup, Inc.		12,985	938,296
Mistras Group, Inc.	*	3,345	78,507
Navigant Consulting, Inc.	*	7,875	159,232
On Assignment, Inc.	*	9,272	336,481
Resources Connection, Inc.		6,845	102,264
Robert Half International, Inc.		23,109	874,907
RPX Corp.	*	9,075	97,012
TransUnion	*	9,869	340,480
TriNet Group, Inc.	*	7,825	169,255
TrueBlue, Inc.	*	7,816	177,111
WageWorks, Inc.	*	6,325	385,256

			7,229,715

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.		8,598	330,335
Altisource Portfolio Solutions SA (Luxembourg)	*	2,211	71,636
AV Homes, Inc.	*†	1,495	24,877
Consolidated-Tomoka Land Co.		951	48,682
Forestar Group, Inc.	*†	6,325	74,066
FRP Holdings, Inc.	*	1,038	32,251
Griffin Industrial Realty, Inc.		125	3,961

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
HFF, Inc., Class A		6,628	$183,529
Howard Hughes Corp. (The)	*	6,546	749,517
Jones Lang LaSalle, Inc.		8,188	931,712
Kennedy-Wilson Holdings, Inc.		14,245	321,225
Marcus & Millichap, Inc.	*	2,227	58,236
RE/MAX Holdings, Inc., Class A		3,278	143,511
Realogy Holdings Corp.		26,046	673,550
RMR Group, Inc. (The), Class A		1,230	46,666
St. Joe Co. (The)	*	9,353	171,908
Stratus Properties, Inc.	*	1,136	27,718
Tejon Ranch Co.	*	2,591	63,013
Trinity Place Holdings, Inc.	*†	3,533	34,553

			3,990,946

Road & Rail—0.8%
AMERCO		1,068	346,278
ArcBest Corp.		4,426	84,182
Avis Budget Group, Inc.	*	14,837	507,574
Celadon Group, Inc.		4,371	38,203
Covenant Transportation Group, Inc., Class A	*	1,878	36,302
Genesee & Wyoming, Inc., Class A	*	10,108	696,947
Heartland Express, Inc.		7,354	138,843
Hertz Global Holdings, Inc.	*	12,923	518,988
Knight Transportation, Inc.		12,452	357,248
Landstar System, Inc.		7,439	506,447
Marten Transport Ltd.		3,504	73,584
Old Dominion Freight Line, Inc.	*	12,236	839,512
PAM Transportation Services, Inc.	*	530	10,611
Roadrunner Transportation Systems, Inc.	*	4,782	38,160
Ryder System, Inc.		9,536	628,899
Saia, Inc.	*	5,013	150,189
Swift Transportation Co.	*†	12,710	272,884
Universal Logistics Holdings, Inc.		1,615	21,673
USA Truck, Inc.	*	2,467	25,262
Werner Enterprises, Inc.		8,408	195,654
YRC Worldwide, Inc.	*	6,442	79,365

			5,566,805

Semiconductors & Semiconductor Equipment—2.3%
Acacia Communications, Inc.	*†	955	98,632
Advanced Energy Industries, Inc.	*	7,214	341,366
Advanced Micro Devices, Inc.	*	116,738	806,660
Alpha & Omega Semiconductor Ltd.	*	2,749	59,708
Ambarella, Inc.	*	5,812	427,821
Amkor Technology, Inc.	*	17,448	169,595
Applied Micro Circuits Corp.	*	14,794	102,818
Axcelis Technologies, Inc.	*	5,220	69,322
Brooks Automation, Inc.		11,493	156,420
Cabot Microelectronics Corp.		4,276	226,243
Cavium, Inc.	*	11,316	658,591
CEVA, Inc.	*	3,801	133,301
Cirrus Logic, Inc.	*	11,114	590,709
Cohu, Inc.		4,103	48,169
Cree, Inc.	*†	17,521	450,640
Cypress Semiconductor Corp.		55,547	675,452
Diodes, Inc.	*	7,042	150,276
DSP Group, Inc.	*	4,251	51,055
Entegris, Inc.	*	24,527	427,260
Exar Corp.	*	7,230	67,311
First Solar, Inc.	*†	13,341	526,836
FormFactor, Inc.	*	12,781	138,674
GigPeak, Inc.	*†	8,472	19,909
Impinj, Inc.	*	994	37,196
Inphi Corp.	*	7,146	310,922

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Integrated Device Technology, Inc.	*	23,693	$547,308
Intersil Corp., Class A		23,436	513,951
IXYS Corp.		5,582	67,263
Kopin Corp.	*	10,484	22,855
Lattice Semiconductor Corp.	*	22,371	145,188
MACOM Technology Solutions Holdings, Inc.	*	4,029	170,588
Marvell Technology Group Ltd. (Bermuda)		72,511	962,221
MaxLinear, Inc., Class A	*	10,155	205,842
Microsemi Corp.	*	20,271	850,977
MKS Instruments, Inc.		9,257	460,351
Monolithic Power Systems, Inc.		7,140	574,770
Nanometrics, Inc.	*	4,969	111,007
NeoPhotonics Corp.	*	4,471	73,056
NVE Corp.		771	45,443
ON Semiconductor Corp.	*	73,969	911,298
PDF Solutions, Inc.	*	4,882	88,706
Photronics, Inc.	*	13,119	135,257
Power Integrations, Inc.		4,771	300,716
Rambus, Inc.	*	18,207	227,588
Rudolph Technologies, Inc.	*	5,424	96,222
Semtech Corp.	*	11,570	320,836
Sigma Designs, Inc.	*	5,668	44,154
Silicon Laboratories, Inc.	*	7,659	450,349
SunPower Corp.	*†	10,165	90,672
Synaptics, Inc.	*	6,427	376,494
Teradyne, Inc.		36,326	783,915
Tessera Technologies, Inc.		9,159	352,072
Ultra Clean Holdings, Inc.	*	4,140	30,677
Ultratech, Inc.	*	3,225	74,433
Veeco Instruments, Inc.	*	7,694	151,033
Xcerra Corp.	*	8,847	53,613

			15,983,741

Software—4.0%
8x8, Inc.	*	16,824	259,594
A10 Networks, Inc.	*	8,134	86,952
ACI Worldwide, Inc.	*	21,471	416,108
American Software, Inc., Class A		3,570	39,627
ANSYS, Inc.	*	15,692	1,453,236
Aspen Technology, Inc.	*	14,500	678,455
Atlassian Corp. plc, Class A (Australia)	*	4,875	146,104
AVG Technologies NV (Netherlands)	*	8,123	203,156
Barracuda Networks, Inc.	*	4,054	103,296
Blackbaud, Inc.		8,352	554,072
Bottomline Technologies de, Inc.	*	7,299	170,140
BroadSoft, Inc.	*	5,523	257,096
Cadence Design Systems, Inc.	*	53,306	1,360,902
Callidus Software, Inc.	*	10,487	192,436
CommVault Systems, Inc.	*	6,693	355,599
Digimarc Corp.	*	1,665	63,853
Ebix, Inc.	†	4,796	272,653
Ellie Mae, Inc.	*	5,443	573,148
EnerNOC, Inc.	*†	4,402	23,815
Epiq Systems, Inc.		2,900	47,821
Exa Corp.	*	2,530	40,607
Fair Isaac Corp.		5,442	678,019
FireEye, Inc.	*†	28,328	417,271
Fleetmatics Group plc (Ireland)	*	7,035	421,959
Fortinet, Inc.	*	26,228	968,600
Gigamon, Inc.	*	6,033	330,608
Globant SA (Luxembourg)	*†	4,741	199,691
Glu Mobile, Inc.	*†	20,771	46,527

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Guidance Software, Inc.	*	2,669	$15,907
Guidewire Software, Inc.	*	12,965	777,641
HubSpot, Inc.	*	5,338	307,576
Imperva, Inc.	*	5,331	286,328
Infoblox, Inc.	*	10,585	279,126
Interactive Intelligence Group, Inc.	*	3,089	185,772
Jive Software, Inc.	*	13,764	58,635
Majesco	*†	1,037	5,278
Manhattan Associates, Inc.	*	12,951	746,237
Mentor Graphics Corp.		18,631	492,604
MicroStrategy, Inc., Class A	*	1,717	287,494
Mitek Systems, Inc.	*	5,372	44,534
MobileIron, Inc.	*	10,705	29,439
Model N, Inc.	*	3,185	35,385
Monotype Imaging Holdings, Inc.		7,430	164,277
NetSuite, Inc.	*	7,096	785,456
Nuance Communications, Inc.	*	39,518	573,011
Park City Group, Inc.	*	1,600	18,880
Paycom Software, Inc.	*†	8,140	408,058
Paylocity Holding Corp.	*	3,985	177,173
Pegasystems, Inc.		6,692	197,347
Progress Software Corp.	*	9,428	256,442
Proofpoint, Inc.	*	7,182	537,573
PROS Holdings, Inc.	*	3,855	87,162
PTC, Inc.	*	20,557	910,881
QAD, Inc., Class A		1,449	32,429
Qualys, Inc.	*	5,050	192,860
Rapid7, Inc.	*	3,658	64,564
RealPage, Inc.	*	10,292	264,504
RingCentral, Inc., Class A	*	10,896	257,799
Rosetta Stone, Inc.	*	3,522	29,867
Rubicon Project, Inc. (The)	*	6,878	56,950
Sapiens International Corp. NV (Israel)		3,979	50,812
SecureWorks Corp., Class A	*†	1,073	13,423
Silver Spring Networks, Inc.	*	5,754	81,592
Splunk, Inc.	*	23,511	1,379,625
SS&C Technologies Holdings, Inc.		30,507	980,800
Synchronoss Technologies, Inc.	*	7,676	316,098
Synopsys, Inc.	*	26,986	1,601,619
Tableau Software, Inc., Class A	*	9,711	536,727
Take-Two Interactive Software, Inc.	*	14,735	664,254
Tangoe, Inc.	*	6,522	53,807
TeleNav, Inc.	*	4,267	24,450
TiVo Corp.	*	21,307	415,060
TubeMogul, Inc.	*†	4,056	38,005
Tyler Technologies, Inc.	*	5,989	1,025,496
Ultimate Software Group, Inc. (The)	*	4,880	997,423
Varonis Systems, Inc.	*	2,232	67,183
VASCO Data Security International, Inc.	*	5,034	88,649
Verint Systems, Inc.	*	10,772	405,350
VirnetX Holding Corp.	*†	7,740	23,684
Workiva, Inc.	*†	4,034	73,136
Zendesk, Inc.	*	15,019	461,233
Zix Corp.	*	9,536	39,098
Zynga, Inc., Class A	*	135,885	395,425

			28,661,483

Specialty Retail—2.5%
Aaron’s, Inc.		11,702	297,465
Abercrombie & Fitch Co., Class A		12,701	201,819
American Eagle Outfitters, Inc.		29,703	530,496
America’s Car-Mart, Inc.	*†	1,569	57,096
Asbury Automotive Group, Inc.	*	3,791	211,045

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ascena Retail Group, Inc.	*	31,692	$177,158
At Home Group, Inc.	*	1,482	22,452
AutoNation, Inc.	*	11,718	570,784
Barnes & Noble Education, Inc.	*	7,423	71,038
Barnes & Noble, Inc.		11,711	132,334
Big 5 Sporting Goods Corp.		4,027	54,848
Boot Barn Holdings, Inc.	*†	2,769	31,511
Buckle, Inc. (The)	†	5,575	133,967
Build-A-Bear Workshop, Inc.	*	1,985	20,565
Burlington Stores, Inc.	*	12,738	1,032,033
Cabela’s, Inc.	*	8,758	481,077
Caleres, Inc.		8,148	206,063
Cato Corp. (The), Class A		4,713	155,011
Chico’s FAS, Inc.		23,415	278,638
Children’s Place, Inc. (The)		3,315	264,769
Citi Trends, Inc.		3,282	65,410
Conn’s, Inc.	*	4,892	50,485
Container Store Group, Inc.(The)	*†	2,409	12,093
CST Brands, Inc.		13,681	657,919
Destination XL Group, Inc.	*	8,855	38,342
Dick’s Sporting Goods, Inc.		15,929	903,493
DSW, Inc., Class A		11,880	243,302
Express, Inc.	*	13,655	160,992
Finish Line, Inc. (The), Class A		6,769	156,228
Five Below, Inc.	*	9,392	378,404
Foot Locker, Inc.		24,414	1,653,316
Francesca’s Holdings Corp.	*	8,153	125,801
GameStop Corp., Class A	†	18,179	501,559
Genesco, Inc.	*	3,886	211,632
GNC Holdings, Inc., Class A		12,916	263,745
Group 1 Automotive, Inc.		3,475	221,983
Guess?, Inc.		11,521	168,322
Haverty Furniture Cos., Inc.		3,359	67,314
Hibbett Sports, Inc.	*†	3,828	152,737
Kirkland’s, Inc.	*	2,629	32,021
Lithia Motors, Inc., Class A		4,111	392,683
Lumber Liquidators Holdings, Inc.	*†	4,866	95,714
MarineMax, Inc.	*	5,242	109,820
Michaels Cos., Inc. (The)	*	17,314	418,479
Monro Muffler Brake, Inc.		5,851	357,906
Murphy USA, Inc.	*	6,554	467,693
Office Depot, Inc.		102,951	367,535
Party City Holdco, Inc.	*†	4,028	68,959
Penske Automotive Group, Inc.	†	6,956	335,140
Pier 1 Imports, Inc.	†	16,713	70,863
Rent-A-Center, Inc.		9,393	118,728
Restoration Hardware Holdings, Inc.	*†	7,185	248,457
Sally Beauty Holdings, Inc.	*	26,147	671,455
Sears Hometown and Outlet Stores, Inc.	*	1,990	9,811
Select Comfort Corp.	*	7,771	167,854
Shoe Carnival, Inc.		3,109	82,886
Sonic Automotive, Inc., Class A		4,227	79,468
Sportsman’s Warehouse Holdings, Inc.	*	4,758	50,054
Stage Stores, Inc.		6,014	33,739
Staples, Inc.		114,562	979,505
Stein Mart, Inc.		5,811	36,900
Tailored Brands, Inc.		8,212	128,928
Tile Shop Holdings, Inc.	*	6,041	99,979
Tilly’s, Inc., Class A	*	1,567	14,714
Urban Outfitters, Inc.	*	15,892	548,592
Vitamin Shoppe, Inc.	*†	4,394	117,979
West Marine, Inc.	*	3,373	27,895
Williams-Sonoma, Inc.		15,844	809,311

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Winmark Corp.		356	$37,565
Zumiez, Inc.	*†	3,482	62,676

			18,006,555

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	20,024	359,431
Avid Technology, Inc.	*	5,174	41,082
CPI Card Group, Inc.		3,132	18,917
Cray, Inc.	*	7,495	176,432
Diebold, Inc.		10,269	254,569
Eastman Kodak Co.	*	2,841	42,615
Electronics For Imaging, Inc.	*	8,625	421,935
Immersion Corp.	*†	5,977	48,772
Lexmark International, Inc., Class A		11,304	451,708
NCR Corp.	*	22,097	711,302
Nimble Storage, Inc.	*	11,659	102,949
Pure Storage, Inc., Class A	*†	11,234	152,221
Silicon Graphics International Corp.	*	6,293	48,456
Stratasys Ltd.	*†	9,479	228,349
Super Micro Computer, Inc.	*	7,119	166,371
USA Technologies, Inc.	*	6,540	36,657

			3,261,766

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.		9,142	792,703
Columbia Sportswear Co.		5,076	288,012
Crocs, Inc.	*	14,684	121,877
Culp, Inc.		1,780	52,991
Deckers Outdoor Corp.	*	6,042	359,801
Delta Apparel, Inc.	*	1,298	21,365
Fossil Group, Inc.	*	7,545	209,525
G-III Apparel Group Ltd.	*	7,995	233,054
Iconix Brand Group, Inc.	*	8,774	71,245
Kate Spade & Co.	*	23,394	400,739
lululemon athletica, Inc. (Canada)	*	17,285	1,054,039
Movado Group, Inc.	†	2,952	63,409
Oxford Industries, Inc.		2,852	193,081
Perry Ellis International, Inc.	*	2,045	39,428
Sequential Brands Group, Inc.	*†	8,409	67,272
Skechers U.S.A., Inc., Class A	*	23,030	527,387
Steven Madden Ltd.	*	11,448	395,643
Superior Uniform Group, Inc.		1,946	38,512
Unifi, Inc.	*	3,005	88,437
Vera Bradley, Inc.	*	3,595	54,464
Vince Holding Corp.	*†	2,663	15,019
Wolverine World Wide, Inc.		17,077	393,283

			5,481,286

Thrifts & Mortgage Finance—0.9%
Astoria Financial Corp.		16,678	243,499
Bank Mutual Corp.		9,174	70,456
BankFinancial Corp.		3,338	42,393
Bear State Financial, Inc.		3,492	32,091
Beneficial Bancorp, Inc.		12,702	186,846
BofI Holding, Inc.	*†	10,227	229,085
Capitol Federal Financial, Inc.		22,200	312,354
Charter Financial Corp.		1,530	19,706
Clifton Bancorp, Inc.		4,406	67,368
Dime Community Bancshares, Inc.		5,399	90,487
ESSA Bancorp, Inc.		1,490	20,607
Essent Group Ltd.	*	13,838	368,229
EverBank Financial Corp.		19,154	370,821
Federal Agricultural Mortgage Corp., Class C		1,205	47,598
First Defiance Financial Corp.		1,548	69,103
Flagstar Bancorp, Inc.	*	3,881	107,698

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Greene County Bancorp, Inc.	†	534	$8,902
Hingham Institution for Savings		344	47,644
Home Bancorp, Inc.		1,050	29,400
HomeStreet, Inc.	*	4,413	110,590
Impac Mortgage Holdings, Inc.	*	2,260	29,809
Kearny Financial Corp./MD		17,434	237,277
Lake Sunapee Bank Group		1,430	25,840
LendingTree, Inc.	*†	1,079	104,566
Meridian Bancorp, Inc.		7,583	118,067
Meta Financial Group, Inc.		1,674	101,461
MGIC Investment Corp.	*	59,669	477,352
Nationstar Mortgage Holdings, Inc.	*	6,708	99,345
NMI Holdings, Inc., Class A	*	8,136	61,996
Northfield Bancorp, Inc.		6,107	98,323
Northwest Bancshares, Inc.		16,057	252,255
OceanFirst Financial Corp.	†	3,798	73,149
Ocwen Financial Corp.	*	13,778	50,565
Oritani Financial Corp.		5,851	91,978
PennyMac Financial Services, Inc., Class A	*	2,032	34,564
PHH Corp.	*	9,840	142,188
Provident Bancorp, Inc.	*†	781	12,184
Provident Financial Holdings, Inc.		1,203	23,531
Provident Financial Services, Inc.		10,016	212,640
Radian Group, Inc.		37,570	509,074
SI Financial Group, Inc.		2,031	26,809
Southern Missouri Bancorp, Inc.		1,066	26,543
Territorial Bancorp, Inc.		1,756	50,327
TFS Financial Corp.		9,490	169,017
TrustCo Bank Corp. NY		15,928	112,930
United Community Financial Corp./OH		10,452	74,314
United Financial Bancorp, Inc.		8,806	121,875
Walker & Dunlop, Inc.	*	4,996	126,199
Washington Federal, Inc.		16,073	428,828
Waterstone Financial, Inc.		3,568	60,620
Westfield Financial, Inc.		2,903	22,208
WSFS Financial Corp.		4,690	171,138

			6,621,849

Tobacco—0.1%
Alliance One International, Inc.	*	1,521	29,082
Turning Point Brands, Inc.	*	1,054	12,669
Universal Corp.		4,068	236,839
Vector Group Ltd.	†	16,311	351,169

			629,759

Trading Companies & Distributors—1.1%
Air Lease Corp.		16,999	485,831
Aircastle Ltd.		9,134	181,401
Applied Industrial Technologies, Inc.		6,288	293,901
Beacon Roofing Supply, Inc.	*	10,385	436,897
BMC Stock Holdings, Inc.	*	10,184	180,562
CAI International, Inc.	*	2,855	23,611
DXP Enterprises, Inc.	*	2,271	64,020
GATX Corp.	†	7,339	326,952
GMS, Inc.	*	1,298	28,855
H&E Equipment Services, Inc.		6,185	103,661
HD Supply Holdings, Inc.	*	35,793	1,144,660
Herc Holdings, Inc.	*	4,590	154,683
Kaman Corp.		5,080	223,114
Lawson Products, Inc./DE	*	1,517	26,896
MRC Global, Inc.	*	15,939	261,878
MSC Industrial Direct Co., Inc., Class A		8,443	619,801
Neff Corp., Class A	*	1,829	17,376

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
NOW, Inc.		*	19,808	$424,485
Real Industry, Inc.		*	3,920	23,990
Rush Enterprises, Inc., Class A		*	4,753	116,353
Rush Enterprises, Inc., Class B		*	1,201	29,196
SiteOne Landscape Supply, Inc.		*	2,124	76,315
Textainer Group Holdings Ltd.			4,142	31,024
Titan Machinery, Inc.		*	2,896	30,118
Triton International Ltd. (Bermuda)			6,450	85,076
United Rentals, Inc.		*	15,726	1,234,334
Univar, Inc.		*	7,982	174,407
Veritiv Corp.		*	1,304	65,422
Watsco, Inc.			4,636	653,212
WESCO International, Inc.		*	7,395	454,719
Willis Lease Finance Corp.		*	778	18,493

				7,991,243

Transportation Infrastructure—0.2%
Macquarie Infrastructure Corp.			13,558	1,128,568
Wesco Aircraft Holdings, Inc.		*	8,804	118,238

				1,246,806

Water Utilities—0.3%
American States Water Co.			6,219	249,071
Aqua America, Inc.			32,334	985,540
Artesian Resources Corp., Class A			1,201	34,276
California Water Service Group			8,938	286,820
Connecticut Water Service, Inc.			2,093	104,085
Consolidated Water Co. Ltd. (Cayman Islands)			1,914	22,241
Global Water Resources, Inc.			1,455	11,655
Middlesex Water Co.			2,647	93,280
SJW Corp.			2,960	129,293
York Water Co. (The)			2,142	63,532

				1,979,793

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.		*	5,294	54,422
NII Holdings, Inc.		*	9,769	32,531
Shenandoah Telecommunications Co.			8,050	219,040
Spok Holdings, Inc.			3,582	63,831
Telephone & Data Systems, Inc.			16,699	453,879
United States Cellular Corp.		*	2,164	78,640

				902,343

TOTAL COMMON STOCKS (Cost $574,935,414)				703,775,522

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.301%	12/15/2016	‡‡
(Cost $379,763)			$380,000	379,870

			Shares	Value

RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp. CVR		*‡	26,596	22,043

Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	10,198	30,594

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
RIGHTS—(Continued)
TOTAL RIGHTS (Cost $–)			$52,637

MONEY MARKET FUNDS—6.8%
Institutional Money Market Funds—6.8%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%	††¥	8,200,000	8,200,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥6,872,553	6,872,553
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%	††¥	8,500,000	8,500,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%	††¥	8,200,000	8,200,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%	††¥	8,200,000	8,200,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	7,921,597	7,921,597

TOTAL MONEY MARKET FUNDS (Cost $47,894,150)			47,894,150

TOTAL INVESTMENTS—106.2% (Cost $623,209,327)			752,102,179
Other assets less liabilities—(6.2%)			(43,881,594)

NET ASSETS—100.0%			$708,220,585

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $341,551)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—97.7%
Australia—7.3%
AGL Energy Ltd.		19,484	$285,252
Alumina Ltd.	†	63,858	71,895
Amcor Ltd.		33,772	393,353
AMP Ltd.		87,883	357,277
APA Group		33,926	222,268
Aristocrat Leisure Ltd.		15,766	191,824
ASX Ltd.		5,550	205,618
Aurizon Holdings Ltd.		60,132	217,416
AusNet Services		45,137	56,892
Australia & New Zealand Banking Group Ltd.		87,160	1,856,644
Bank of Queensland Ltd.		11,842	103,718
Bendigo & Adelaide Bank Ltd.	†	14,494	120,210
BHP Billiton Ltd.		94,928	1,644,390
BHP Billiton plc		62,198	935,369
Boral Ltd.		20,200	105,080
Brambles Ltd.		47,662	439,326
Caltex Australia Ltd.		8,102	214,207
Challenger Ltd.		16,098	126,059
CIMIC Group Ltd.		3,018	66,841
Coca-Cola Amatil Ltd.		18,159	143,186
Cochlear Ltd.		1,663	180,258
Commonwealth Bank of Australia		50,817	2,833,719
Computershare Ltd.		12,676	100,540
Crown Resorts Ltd.		11,489	115,894
CSL Ltd.		13,630	1,120,803
Dexus Property Group REIT		30,049	211,201
Domino’s Pizza Enterprises Ltd.		1,822	98,720
DUET Group		76,169	146,649
Flight Centre Travel Group Ltd.	†	1,305	36,533
Fortescue Metals Group Ltd.		45,226	173,106
Goodman Group REIT		54,486	305,377
GPT Group (The) REIT		51,409	200,189
Harvey Norman Holdings Ltd.		14,108	56,473
Healthscope Ltd.		48,353	114,208
Incitec Pivot Ltd.		51,358	111,622
Insurance Australia Group Ltd.		71,909	302,843
LendLease Group		17,287	187,330
Macquarie Group Ltd.		9,246	584,758
Medibank Pvt Ltd.		78,818	150,147
Mirvac Group REIT		115,955	199,906
National Australia Bank Ltd.		78,225	1,681,523
Newcrest Mining Ltd.		22,821	385,222
Oil Search Ltd.		41,712	229,730
Orica Ltd.		11,168	130,830
Origin Energy Ltd.		54,327	229,114
Platinum Asset Management Ltd.		7,916	30,633
Qantas Airways Ltd.		11,567	27,782
QBE Insurance Group Ltd.		40,130	287,150
Ramsay Health Care Ltd.		4,118	250,575
REA Group Ltd.		1,393	60,588
Santos Ltd.		47,919	135,059
Scentre Group REIT		157,600	568,965
SEEK Ltd.		10,409	124,784
Sonic Healthcare Ltd.		12,179	206,240
South32 Ltd.		162,248	302,304
Stockland REIT		73,080	267,650
Suncorp Group Ltd.		39,152	365,264
Sydney Airport		33,810	181,224
Tabcorp Holdings Ltd.		26,168	100,206
Tatts Group Ltd.		40,352	113,412
Telstra Corp. Ltd.		125,223	499,279

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TPG Telecom Ltd.		9,935	$65,927
Transurban Group		59,576	520,653
Treasury Wine Estates Ltd.		22,517	191,095
Vicinity Centres REIT		97,768	238,433
Vocus Communications Ltd.		15,517	74,417
Wesfarmers Ltd.		33,558	1,137,654
Westfield Corp. REIT		57,654	431,401
Westpac Banking Corp.		98,767	2,247,163
Woodside Petroleum Ltd.		22,392	496,493
Woolworths Ltd.		38,372	687,003

			27,254,874

Austria—0.2%
Andritz AG		2,063	112,262
Erste Group Bank AG	*	8,407	248,946
OMV AG		4,491	129,305
Raiffeisen Bank International AG	*	3,934	59,880
voestalpine AG		3,325	114,948

			665,341

Belgium—1.4%
Ageas		5,700	208,411
Anheuser-Busch InBev SA NV		23,829	3,133,701
Colruyt SA		1,907	105,906
Groupe Bruxelles Lambert SA		2,489	220,931
KBC Group NV	*	7,482	436,768
Proximus SADP		4,551	136,148
Solvay SA		2,137	247,619
Telenet Group Holding NV	*	1,719	89,797
UCB SA		3,743	289,730
Umicore SA		2,733	171,603

			5,040,614

Chile—0.0%
Antofagasta plc		11,710	79,323

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		78,400	43,370

Denmark—1.7%
A.P. Moller-Maersk A/S, Class A		117	164,384
A.P. Moller-Maersk A/S, Class B		187	275,058
Carlsberg A/S, Class B		3,164	302,396
Chr Hansen Holding A/S		2,954	175,954
Coloplast A/S, Class B		3,468	269,711
Danske Bank A/S		20,203	591,057
DSV A/S		5,498	274,324
Genmab A/S	*	1,715	293,527
ISS A/S		4,988	207,275
Novo Nordisk A/S, Class B		56,638	2,360,599
Novozymes A/S, Class B		7,070	311,829
Pandora A/S		3,337	404,176
TDC A/S	*	24,467	144,095
Tryg A/S		3,141	63,111
Vestas Wind Systems A/S		6,630	547,662
William Demant Holding A/S	*	3,266	66,651

			6,451,809

Finland—1.0%
Elisa Oyj		4,267	157,253
Fortum Oyj		13,326	215,347
Kone Oyj, Class B		9,967	505,995
Metso Oyj		3,551	103,627

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Neste Oyj		3,631	$154,884
Nokia Oyj		173,745	1,007,088
Nokian Renkaat Oyj		3,141	114,521
Orion Oyj, Class B		3,253	128,245
Sampo Oyj, Class A		13,391	594,928
Stora Enso Oyj, Class R		16,518	146,733
UPM-Kymmene Oyj		16,205	342,162
Wartsila Oyj Abp		4,554	205,016

			3,675,799

France—9.4%
Accor SA		4,989	197,960
Aeroports de Paris		897	89,006
Air Liquide SA		11,407	1,223,247
Airbus Group SE		17,420	1,056,544
Alstom SA	*	4,329	114,547
Arkema SA		1,999	185,072
Atos SE		2,548	274,314
AXA SA		57,932	1,231,761
BNP Paribas SA		31,327	1,611,260
Bollore SA		23,703	82,515
Bouygues SA		6,047	200,538
Bureau Veritas SA		8,179	175,481
Capgemini SA		4,833	473,844
Carrefour SA		16,626	431,085
Casino Guichard Perrachon SA		1,626	79,144
Christian Dior SE		1,612	289,107
Cie de Saint-Gobain		14,614	632,348
Cie Generale des Etablissements Michelin		5,499	608,932
CNP Assurances		4,659	78,276
Credit Agricole SA		31,409	309,815
Danone SA		17,611	1,307,667
Dassault Systemes SA		3,809	330,661
Edenred		6,454	150,815
Eiffage SA		1,700	132,115
Electricite de France SA		8,130	98,960
Engie SA	†	43,372	672,470
Essilor International SA		6,180	797,192
Eurazeo SA		1,339	77,680
Eutelsat Communications SA		4,763	98,582
Fonciere Des Regions REIT	†	927	86,381
Gecina SA REIT		1,229	193,678
Groupe Eurotunnel SE (Registered)		14,034	152,022
Hermes International		803	326,910
ICADE REIT		1,113	86,845
Iliad SA		813	170,679
Imerys SA		1,144	82,628
Ingenico Group SA		1,714	149,862
JCDecaux SA		1,995	64,508
Kering		2,275	459,056
Klepierre REIT		6,441	295,661
Lagardere SCA		3,764	95,855
Legrand SA		8,038	473,833
L’Oreal SA		7,562	1,429,290
LVMH Moet Hennessy Louis Vuitton SE		8,324	1,419,333
Natixis SA		26,686	124,514
Orange SA		59,111	926,125
Pernod Ricard SA		6,308	747,083
Peugeot SA	*	14,225	217,227
Publicis Groupe SA		5,590	422,983
Remy Cointreau SA		641	54,699
Renault SA		5,785	475,927

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rexel SA		9,249	$141,680
Safran SA		9,381	674,702
Sanofi		34,311	2,612,815
Schneider Electric SE		16,671	1,159,699
SCOR SE		5,146	160,030
SFR Group SA		3,169	93,345
Societe BIC SA		856	126,559
Societe Generale SA		23,061	797,778
Sodexo SA		2,813	335,084
Suez		9,959	164,575
Technip SA		3,141	193,091
Thales SA		3,085	284,070
TOTAL SA		66,116	3,144,516
Unibail-Rodamco SE (Paris Exchange) REIT		2,945	794,069
Valeo SA		7,093	414,010
Veolia Environnement SA		13,391	308,550
Vinci SA		14,908	1,141,630
Vivendi SA		34,907	704,510
Wendel SA		910	106,196
Zodiac Aerospace		5,961	145,076

			34,968,022

Germany—8.3%
adidas AG		5,550	965,281
Allianz SE (Registered)		13,527	2,010,250
Axel Springer SE		1,143	58,571
BASF SE		27,192	2,328,323
Bayer AG (Registered)		24,494	2,459,939
Bayerische Motoren Werke AG		9,955	838,164
Beiersdorf AG		2,976	280,914
Brenntag AG		4,498	245,811
Commerzbank AG		32,953	212,908
Continental AG		3,266	688,150
Covestro AG	^	2,104	124,511
Daimler AG (Registered)		28,496	2,009,757
Deutsche Bank AG (Registered)	*	41,309	538,390
Deutsche Boerse AG	*	5,645	458,195
Deutsche Lufthansa AG (Registered)		7,605	84,783
Deutsche Post AG (Registered)		28,871	903,908
Deutsche Telekom AG (Registered)		95,344	1,601,829
Deutsche Wohnen AG (Bearer)		9,821	357,368
E.ON SE		59,864	425,483
Evonik Industries AG		4,177	141,410
Fraport AG Frankfurt Airport Services Worldwide		1,384	75,746
Fresenius Medical Care AG & Co. KGaA		6,489	567,696
Fresenius SE & Co. KGaA		12,192	973,916
GEA Group AG		5,350	297,444
Hannover Rueck SE		1,866	200,027
HeidelbergCement AG		4,290	405,713
Henkel AG & Co. KGaA		3,105	362,149
HOCHTIEF AG		617	87,074
Hugo Boss AG		2,129	117,852
Infineon Technologies AG		33,862	603,811
K+S AG (Registered)	†	5,749	109,166
Lanxess AG		2,803	174,479
Linde AG		5,472	929,806
MAN SE		977	103,047
Merck KGaA		3,849	415,172
Metro AG		5,458	162,462

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		4,792	$894,983
OSRAM Licht AG		2,658	156,148
ProSiebenSat.1 Media SE (Registered)		6,496	278,517
RWE AG	*	14,929	257,817
SAP SE		29,113	2,662,453
Siemens AG (Registered)		22,663	2,657,471
Symrise AG		3,770	276,472
Telefonica Deutschland Holding AG		22,018	88,775
thyssenkrupp AG		11,116	265,593
TUI AG		14,940	212,296
United Internet AG (Registered)		3,792	167,936
Volkswagen AG		958	138,721
Vonovia SE		13,788	522,692
Zalando SE	*^	2,386	99,690

			30,999,069

Hong Kong—3.4%
AIA Group Ltd.		356,800	2,399,389
ASM Pacific Technology Ltd.		6,100	50,492
Bank of East Asia Ltd. (The)		35,720	145,787
BOC Hong Kong Holdings Ltd.		112,500	382,770
Cathay Pacific Airways Ltd.		41,000	57,315
Cheung Kong Infrastructure Holdings Ltd.		19,000	163,874
Cheung Kong Property Holdings Ltd.		79,964	588,204
CK Hutchison Holdings Ltd.		80,464	1,028,511
CLP Holdings Ltd.		48,500	502,318
First Pacific Co. Ltd.		57,250	40,893
Galaxy Entertainment Group Ltd.		67,833	257,951
Hang Lung Properties Ltd.		67,000	151,979
Hang Seng Bank Ltd.		22,900	411,084
Henderson Land Development Co. Ltd.		32,770	195,531
HK Electric Investments & HK Electric Investments Ltd.	^†	87,000	85,296
HKT Trust & HKT Ltd.		75,100	105,607
Hong Kong & China Gas Co. Ltd.		228,880	434,597
Hong Kong Exchanges & Clearing Ltd.		34,100	902,468
Hongkong Land Holdings Ltd.		33,900	240,351
Hysan Development Co. Ltd.		20,000	94,101
Jardine Matheson Holdings Ltd.		7,416	453,118
Kerry Properties Ltd.		16,500	54,207
Li & Fung Ltd.	†	197,200	101,611
Link REIT		67,000	494,600
Melco Crown Entertainment Ltd. ADR		5,960	96,016
MTR Corp. Ltd.		42,500	234,856
New World Development Co. Ltd.		168,866	221,433
Noble Group Ltd.	*	92,409	10,413
NWS Holdings Ltd.		41,887	70,195
PCCW Ltd.		138,000	84,996
Power Assets Holdings Ltd.		41,500	406,105
Shangri-La Asia Ltd.		42,000	46,163
Sino Land Co. Ltd.		95,000	169,321
SJM Holdings Ltd.		68,000	50,393

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sun Hung Kai Properties Ltd.		43,083	$654,980
Swire Pacific Ltd., Class A		16,500	178,699
Swire Properties Ltd.		37,000	108,823
Techtronic Industries Co. Ltd.		41,500	162,568
WH Group Ltd.	^	165,500	133,764
Wharf Holdings Ltd. (The)		39,915	292,839
Wheelock & Co. Ltd.		24,000	142,554
Yue Yuen Industrial Holdings Ltd.		20,500	84,723

			12,490,895

Ireland—1.2%
AerCap Holdings NV	*	4,853	186,792
Bank of Ireland	*	876,316	183,214
CRH plc		24,668	819,126
DCC plc		2,628	238,771
Experian plc		28,986	579,082
James Hardie Industries plc CDI		13,100	205,098
Kerry Group plc, Class A		4,618	384,620
Paddy Power Betfair plc		2,301	260,188
Shire plc		26,586	1,719,136

			4,576,027

Israel—0.2%
Check Point Software Technologies Ltd.	*	3,839	297,945
Mobileye NV	*	5,036	214,382
Taro Pharmaceutical Industries Ltd.	*	470	51,940

			564,267

Italy—1.7%
Assicurazioni Generali SpA		35,168	429,188
Atlantia SpA		12,519	317,953
Enel SpA		227,119	1,012,206
Eni SpA		75,832	1,092,761
EXOR SpA		3,399	137,630
Ferrari NV		3,572	185,620
Intesa Sanpaolo SpA		373,753	829,771
Intesa Sanpaolo SpA RSP		29,327	61,529
Leonardo-Finmeccanica SpA	*	11,915	135,053
Luxottica Group SpA		4,878	232,989
Mediobanca SpA		16,800	109,341
Poste Italiane SpA	^	15,510	106,413
Prysmian SpA		5,498	143,968
Saipem SpA	*	204,746	86,746
Snam SpA		72,975	404,637
Telecom Italia SpA	*	309,266	256,970
Telecom Italia SpA RSP	*	192,595	130,742
Terna Rete Elettrica Nazionale SpA		43,343	223,414
UniCredit SpA		152,830	356,234
Unione di Banche Italiane SpA		25,741	59,327
UnipolSai SpA		31,546	51,364

			6,363,856

Japan—23.7%
ABC-Mart, Inc.		1,100	74,909
Acom Co. Ltd.	*	11,000	51,860
Aeon Co. Ltd.		19,300	285,553
Aeon Credit Service Co. Ltd.	†	3,500	61,265
Aeon Mall Co. Ltd.		3,840	60,652
Air Water, Inc.		4,000	75,534
Aisin Seiki Co. Ltd.		5,600	256,557
Ajinomoto Co., Inc.		16,500	367,891
Alfresa Holdings Corp.		5,600	118,576

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alps Electric Co. Ltd.	†	5,715	$137,947
Amada Holdings Co. Ltd.		9,200	95,701
ANA Holdings, Inc.		38,000	103,236
Aozora Bank Ltd.	†	35,000	120,637
Asahi Glass Co. Ltd.		29,000	187,513
Asahi Group Holdings Ltd.		11,600	422,556
Asahi Kasei Corp.		37,000	294,859
Asics Corp.	†	4,600	92,682
Astellas Pharma, Inc.		62,875	982,048
Bandai Namco Holdings, Inc.		5,650	172,936
Bank of Kyoto Ltd. (The)	†	9,000	65,878
Benesse Holdings, Inc.	†	1,800	45,974
Bridgestone Corp.		19,500	718,454
Brother Industries Ltd.		7,400	130,104
Calbee, Inc.	†	2,200	83,354
Canon, Inc.		31,400	911,617
Casio Computer Co. Ltd.	†	7,100	99,407
Central Japan Railway Co.		4,330	741,318
Chiba Bank Ltd. (The)	†	21,000	119,263
Chubu Electric Power Co., Inc.		19,000	276,459
Chugai Pharmaceutical Co. Ltd.		6,800	245,781
Chugoku Bank Ltd. (The)	†	5,200	63,430
Chugoku Electric Power Co., Inc. (The)	†	8,800	110,654
Concordia Financial Group Ltd.		36,300	158,386
Credit Saison Co. Ltd.		4,700	78,031
CYBERDYNE, Inc.	*†	3,000	46,985
Dai Nippon Printing Co. Ltd.		15,131	148,430
Daicel Corp.		7,700	97,305
Dai-ichi Life Insurance Co. Ltd. (The)		31,800	436,281
Daiichi Sankyo Co. Ltd.	†	18,102	434,962
Daikin Industries Ltd.		7,000	653,211
Daito Trust Construction Co. Ltd.		2,045	327,076
Daiwa House Industry Co. Ltd.		17,000	466,560
Daiwa House REIT Investment Corp. REIT		42	123,123
Daiwa Securities Group, Inc.		49,000	275,885
Denso Corp.		14,400	574,625
Dentsu, Inc.		6,400	325,745
Don Quijote Holdings Co. Ltd.		3,500	128,399
East Japan Railway Co.		10,000	902,641
Eisai Co. Ltd.		7,500	469,076
Electric Power Development Co. Ltd.		4,440	106,712
FamilyMart UNY Holdings Co. Ltd.		2,300	153,540
FANUC Corp.		5,800	979,710
Fast Retailing Co. Ltd.		1,600	515,239
Fuji Electric Co. Ltd.		18,000	82,725
Fuji Heavy Industries Ltd.		18,000	675,351
FUJIFILM Holdings Corp.		12,900	477,853
Fujitsu Ltd.		55,000	295,989
Fukuoka Financial Group, Inc.		24,000	99,752
GungHo Online Entertainment, Inc.	†	10,500	25,801
Hachijuni Bank Ltd. (The)		13,000	67,706
Hakuhodo DY Holdings, Inc.		6,000	70,321
Hamamatsu Photonics KK	†	4,000	123,062
Hankyu Hanshin Holdings, Inc.		7,000	241,352
Hikari Tsushin, Inc.		676	62,774
Hino Motors Ltd.	†	8,500	90,816
Hirose Electric Co. Ltd.		966	127,012
Hiroshima Bank Ltd. (The)		16,000	66,368

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hisamitsu Pharmaceutical Co., Inc.		1,900	$102,695
Hitachi Chemical Co. Ltd.		2,800	64,335
Hitachi Construction Machinery Co. Ltd.	†	2,700	53,841
Hitachi High-Technologies Corp.		2,300	92,071
Hitachi Ltd.		143,000	670,182
Hitachi Metals Ltd.	†	6,200	76,274
Hokuriku Electric Power Co.	†	5,400	65,805
Honda Motor Co. Ltd.		48,700	1,405,497
Hoshizaki Corp.		1,600	146,009
HOYA Corp.		12,200	490,780
Hulic Co. Ltd.		9,800	100,129
Idemitsu Kosan Co. Ltd.		2,100	43,479
IHI Corp.	†	41,000	119,155
Iida Group Holdings Co. Ltd.		4,900	98,601
INPEX Corp.		28,700	260,954
Isetan Mitsukoshi Holdings Ltd.		9,940	97,873
Isuzu Motors Ltd.	†	18,400	216,588
ITOCHU Corp.		44,800	564,013
Iyo Bank Ltd. (The)	†	7,600	46,022
J. Front Retailing Co. Ltd.		7,300	95,586
Japan Airlines Co. Ltd.		3,600	105,824
Japan Airport Terminal Co. Ltd.	†	1,395	53,343
Japan Exchange Group, Inc.		15,200	237,668
Japan Post Bank Co. Ltd.		18,710	222,741
Japan Post Holdings Co. Ltd.	†	13,600	170,969
Japan Prime Realty Investment Corp. REIT		26	117,386
Japan Real Estate Investment Corp. REIT		38	227,237
Japan Retail Fund Investment Corp. REIT		79	194,843
Japan Tobacco, Inc.		32,800	1,342,675
JFE Holdings, Inc.		15,700	229,510
JGC Corp.	†	6,000	104,451
JSR Corp.	†	6,000	94,305
JTEKT Corp.		6,700	100,634
JX Holdings, Inc.		61,110	247,346
Kajima Corp.		28,000	195,941
Kakaku.com, Inc.	†	4,600	83,296
Kamigumi Co. Ltd.		6,000	52,344
Kaneka Corp.		9,000	71,257
Kansai Electric Power Co., Inc. (The)	*	21,000	191,045
Kansai Paint Co. Ltd.	†	6,400	140,292
Kao Corp.		15,100	853,724
Kawasaki Heavy Industries Ltd.		43,000	133,224
KDDI Corp.		54,800	1,697,814
Keihan Electric Railway Co. Ltd.	†	16,000	111,905
Keikyu Corp.		13,000	135,648
Keio Corp.	†	17,000	148,661
Keisei Electric Railway Co. Ltd.		3,500	87,508
Keyence Corp.		1,372	1,005,250
Kikkoman Corp.	†	4,000	128,107
Kintetsu Group Holdings Co. Ltd.		54,000	226,636
Kirin Holdings Co. Ltd.		24,500	407,183
Kobe Steel Ltd.	*	8,300	75,280
Koito Manufacturing Co. Ltd.		3,200	155,743
Komatsu Ltd.		27,400	628,534
Konami Holdings Corp.		2,600	100,465
Konica Minolta, Inc.	†	13,400	113,475

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kose Corp.		951	$97,380
Kubota Corp.		31,788	481,128
Kuraray Co. Ltd.		10,700	158,735
Kurita Water Industries Ltd.		2,600	61,779
Kyocera Corp.		9,500	456,506
Kyowa Hakko Kirin Co. Ltd.		8,000	126,362
Kyushu Electric Power Co., Inc.		12,400	116,389
Kyushu Financial Group, Inc.	†	11,000	74,948
Lawson, Inc.		2,000	157,994
LIXIL Group Corp.		8,100	173,531
M3, Inc.		5,600	191,691
Mabuchi Motor Co. Ltd.		1,300	72,138
Makita Corp.	†	3,200	227,999
Marubeni Corp.		48,600	249,663
Marui Group Co. Ltd.	†	6,100	80,580
Maruichi Steel Tube Ltd.	†	1,600	55,325
Mazda Motor Corp.		16,900	259,276
McDonald’s Holdings Co. Japan Ltd.		1,600	47,129
Mebuki Financial Group, Inc.		22,230	79,640
Medipal Holdings Corp.		5,500	95,338
MEIJI Holdings Co. Ltd.		3,404	337,985
Minebea Co. Ltd.	†	10,056	95,106
Miraca Holdings, Inc.		1,500	74,795
Mitsubishi Chemical Holdings Corp.		41,300	258,926
Mitsubishi Corp.		45,000	1,025,823
Mitsubishi Electric Corp.		57,000	730,552
Mitsubishi Estate Co. Ltd.		37,308	700,143
Mitsubishi Gas Chemical Co., Inc.		5,500	78,744
Mitsubishi Heavy Industries Ltd.		95,000	397,395
Mitsubishi Logistics Corp.	†	3,000	43,388
Mitsubishi Materials Corp.		3,400	92,998
Mitsubishi Motors Corp.		21,500	100,432
Mitsubishi Tanabe Pharma Corp.		6,900	147,787
Mitsubishi UFJ Financial Group, Inc.		377,340	1,911,637
Mitsubishi UFJ Lease & Finance Co. Ltd.		12,500	57,362
Mitsui & Co. Ltd.	†	50,700	702,646
Mitsui Chemicals, Inc.		26,000	123,676
Mitsui Fudosan Co. Ltd.		26,000	553,135
Mitsui OSK Lines Ltd.	†	36,000	83,714
Mixi, Inc.		1,400	50,723
Mizuho Financial Group, Inc.		702,280	1,183,650
MS&AD Insurance Group Holdings, Inc.		14,774	411,769
Murata Manufacturing Co. Ltd.		5,700	744,039
Nabtesco Corp.		3,300	93,491
Nagoya Railroad Co. Ltd.	†	27,955	152,121
NEC Corp.		75,000	193,443
Nexon Co. Ltd.		4,500	70,689
NGK Insulators Ltd.		7,577	157,454
NGK Spark Plug Co. Ltd.	†	5,200	91,886
NH Foods Ltd.		5,000	120,787
NHK Spring Co. Ltd.		5,500	53,318
Nidec Corp.		7,100	656,276
Nikon Corp.	†	10,300	153,823
Nintendo Co. Ltd.		3,354	898,043
Nippon Building Fund, Inc. REIT		42	266,106
Nippon Electric Glass Co. Ltd.		13,500	69,902

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nippon Express Co. Ltd.		25,000	$116,874
Nippon Paint Holdings Co. Ltd.	†	4,600	153,929
Nippon Prologis REIT, Inc. REIT		46	116,345
Nippon Steel & Sumitomo Metal Corp.		23,624	484,774
Nippon Telegraph & Telephone Corp.		21,800	997,045
Nippon Yusen K.K.	†	46,000	86,127
Nissan Motor Co. Ltd.		72,700	713,105
Nisshin Seifun Group, Inc.		5,681	86,593
Nissin Foods Holdings Co. Ltd.	†	1,900	115,481
Nitori Holdings Co. Ltd.		2,300	275,707
Nitto Denko Corp.		4,900	318,234
NOK Corp.	†	2,900	63,456
Nomura Holdings, Inc.		109,500	490,729
Nomura Real Estate Holdings, Inc.		4,000	67,613
Nomura Real Estate Master Fund, Inc. REIT		114	190,136
Nomura Research Institute Ltd.		3,685	127,185
NSK Ltd.	†	14,000	143,539
NTT Data Corp.		3,900	194,783
NTT DOCOMO, Inc.		41,263	1,048,205
NTT Urban Development Corp.		3,200	30,916
Obayashi Corp.		20,100	199,368
Obic Co. Ltd.		1,700	90,523
Odakyu Electric Railway Co. Ltd.	†	8,500	189,271
Oji Holdings Corp.		25,000	99,088
Olympus Corp.		8,500	296,832
Omron Corp.	†	5,800	208,771
Ono Pharmaceutical Co. Ltd.		12,200	340,629
Oracle Corp. Japan		1,100	62,148
Oriental Land Co. Ltd.	†	6,500	395,836
ORIX Corp.		39,200	578,304
Osaka Gas Co. Ltd.		56,000	234,876
Otsuka Corp.		1,700	80,744
Otsuka Holdings Co. Ltd.		11,800	537,875
Panasonic Corp.		65,500	655,102
Park24 Co. Ltd.	†	3,200	104,074
Pola Orbis Holdings, Inc.	†	700	62,662
Rakuten, Inc.		28,300	369,408
Recruit Holdings Co. Ltd.		10,900	444,646
Resona Holdings, Inc.		65,300	274,626
Ricoh Co. Ltd.	†	35,500	320,895
Rinnai Corp.	†	1,000	93,094
Rohm Co. Ltd.		2,500	131,776
Ryohin Keikaku Co. Ltd.		749	151,267
Sankyo Co. Ltd.		1,100	37,581
Santen Pharmaceutical Co. Ltd.		11,600	171,290
Secom Co. Ltd.		6,100	455,513
Sega Sammy Holdings, Inc.		5,048	72,009
Seibu Holdings, Inc.	†	5,500	90,795
Seiko Epson Corp.		8,500	163,671
Sekisui Chemical Co. Ltd.		11,909	171,278
Sekisui House Ltd.		17,700	301,549
Seven & i Holdings Co. Ltd.		22,240	1,051,403
Seven Bank Ltd.	†	19,900	63,738
Sharp Corp./Japan	*	47,000	62,335
Shikoku Electric Power Co., Inc.	†	5,600	55,379
Shimadzu Corp.		7,000	106,831
Shimamura Co. Ltd.		700	85,219
Shimano, Inc.		2,200	326,752
Shimizu Corp.		16,000	143,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Shin-Etsu Chemical Co. Ltd.		11,400	$795,410
Shinsei Bank Ltd.		54,000	81,887
Shionogi & Co. Ltd.		8,700	445,732
Shiseido Co. Ltd.		11,000	291,343
Shizuoka Bank Ltd. (The)	†	16,000	128,192
Showa Shell Sekiyu K.K.		6,300	58,565
SMC Corp.		1,694	489,113
SoftBank Group Corp.		28,400	1,840,564
Sohgo Security Services Co. Ltd.		2,000	107,486
Sompo Holdings, Inc.		10,775	319,343
Sony Corp.		37,700	1,249,023
Sony Financial Holdings, Inc.		5,200	71,613
Stanley Electric Co. Ltd.		4,500	121,670
Start Today Co. Ltd.		5,400	92,916
Sumitomo Chemical Co. Ltd.		46,000	204,397
Sumitomo Corp.	†	36,200	405,246
Sumitomo Dainippon Pharma Co. Ltd.	†	5,000	96,844
Sumitomo Electric Industries Ltd.		22,900	323,731
Sumitomo Heavy Industries Ltd.		18,000	88,938
Sumitomo Metal Mining Co. Ltd.		14,481	200,008
Sumitomo Mitsui Financial Group, Inc.		40,100	1,354,562
Sumitomo Mitsui Trust Holdings, Inc.		9,874	322,599
Sumitomo Realty & Development Co. Ltd.		10,825	280,593
Sumitomo Rubber Industries Ltd.		5,500	83,192
Sundrug Co. Ltd.		1,100	92,333
Suntory Beverage & Food Ltd.		4,000	172,954
Suruga Bank Ltd.	†	5,500	131,833
Suzuken Co. Ltd.		2,406	79,447
Suzuki Motor Corp.		10,300	344,999
Sysmex Corp.		4,600	341,290
T&D Holdings, Inc.		16,600	187,266
Taiheiyo Cement Corp.		36,000	103,589
Taisei Corp.		30,000	225,068
Taisho Pharmaceutical Holdings Co. Ltd.		1,090	111,716
Taiyo Nippon Sanso Corp.		3,600	37,562
Takashimaya Co. Ltd.		9,000	73,899
Takeda Pharmaceutical Co. Ltd.		20,920	1,002,688
TDK Corp.		3,700	247,897
Teijin Ltd.		5,000	97,000
Terumo Corp.		10,200	392,349
THK Co. Ltd.	†	3,900	76,714
Tobu Railway Co. Ltd.		27,000	137,540
Toho Co. Ltd.		3,600	119,583
Toho Gas Co. Ltd.	†	11,000	103,006
Tohoku Electric Power Co., Inc.		13,400	174,749
Tokio Marine Holdings, Inc.		20,016	767,613
Tokyo Electric Power Co., Inc.	*	45,400	196,669
Tokyo Electron Ltd.		4,700	415,405
Tokyo Gas Co. Ltd.		59,000	262,492
Tokyo Tatemono Co. Ltd.		6,475	77,889
Tokyu Corp.		31,000	236,478
Tokyu Fudosan Holdings Corp.		16,300	88,641
TonenGeneral Sekiyu K.K.		9,000	91,268
Toray Industries, Inc.		43,000	418,798
Toshiba Corp.	*	122,000	406,675
TOTO Ltd.	†	4,100	155,009

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Toyo Seikan Group Holdings Ltd.		5,200	$91,932
Toyo Suisan Kaisha Ltd.		2,800	118,785
Toyoda Gosei Co. Ltd.		1,500	34,875
Toyota Industries Corp.		4,700	218,158
Toyota Motor Corp.		79,200	4,594,110
Toyota Tsusho Corp.		6,400	148,734
Trend Micro, Inc.		3,100	108,144
Tsuruha Holdings, Inc.		1,100	127,161
Unicharm Corp.		12,200	316,560
United Urban Investment Corp. REIT	†	86	156,428
USS Co. Ltd.		6,700	113,394
West Japan Railway Co.		4,800	297,764
Yahoo! Japan Corp.		44,100	175,907
Yakult Honsha Co. Ltd.	†	2,700	122,031
Yamada Denki Co. Ltd.	†	18,100	89,777
Yamaguchi Financial Group, Inc.	†	6,000	63,955
Yamaha Corp.	†	5,200	168,331
Yamaha Motor Co. Ltd.		8,800	177,789
Yamato Holdings Co. Ltd.		10,300	240,089
Yamazaki Baking Co. Ltd.		3,582	88,078
Yaskawa Electric Corp.	†	7,400	110,681
Yokogawa Electric Corp.		7,200	95,917
Yokohama Rubber Co. Ltd. (The)		3,300	52,824

			88,268,601

Jersey, Channel Islands—0.1%
Randgold Resources Ltd.		2,767	277,320

Jordan—0.0%
Hikma Pharmaceuticals plc		4,264	111,383

Luxembourg—0.3%
ArcelorMittal	*	54,592	332,922
Millicom International Cellular SA SDR		2,008	104,037
RTL Group SA		1,172	97,364
SES SA FDR		10,320	253,406
Tenaris SA		14,533	206,998

			994,727

Macau—0.1%
MGM China Holdings Ltd.		24,000	41,967
Sands China Ltd.		71,694	314,244
Wynn Macau Ltd.		42,056	70,200

			426,411

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		6,851	160,753

Netherlands—4.1%
ABN AMRO Group NV CVA	^	6,976	144,237
Aegon NV		53,112	202,592
Akzo Nobel NV		7,461	504,661
Altice NV, Class A	*†	10,772	192,922
Altice NV, Class B	*	2,698	48,490
ASML Holding NV		10,979	1,203,199
Boskalis Westminster		2,657	94,565
Gemalto NV		2,444	156,585
Heineken Holding NV		2,903	232,576
Heineken NV		6,904	606,870

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ING Groep NV		115,730	$1,428,758
Koninklijke Ahold Delhaize NV		38,132	868,493
Koninklijke DSM NV		5,528	373,336
Koninklijke KPN NV		101,291	336,057
Koninklijke Philips NV		27,983	828,005
Koninklijke Vopak NV		2,231	117,009
NN Group NV		9,177	281,738
NXP Semiconductors NV	*	8,737	891,261
OCI NV	*†	2,819	41,546
Qiagen NV	*	6,835	188,463
Randstad Holding NV		3,533	160,654
Royal Dutch Shell plc, Class A		126,750	3,153,276
Royal Dutch Shell plc, Class B		110,973	2,877,053
Wolters Kluwer NV		8,796	376,040

			15,308,386

New Zealand—0.2%
Auckland International Airport Ltd.		26,861	143,970
Contact Energy Ltd.		18,974	69,641
Fletcher Building Ltd.		19,644	153,841
Mercury NZ Ltd.		19,034	42,210
Meridian Energy Ltd.		35,506	67,310
Ryman Healthcare Ltd.		9,805	68,827
Spark New Zealand Ltd.		51,161	134,600

			680,399

Norway—0.6%
DnB ASA		29,030	381,650
Gjensidige Forsikring ASA		5,643	105,542
Marine Harvest ASA	*	11,357	203,723
Norsk Hydro ASA		40,589	175,497
Orkla ASA		25,227	261,232
Schibsted ASA, Class A		2,481	73,062
Schibsted ASA, Class B		2,923	78,428
Statoil ASA		32,678	548,608
Telenor ASA		22,342	384,191
Yara International ASA		5,342	178,012

			2,389,945

Portugal—0.1%
Banco Espirito Santo SA (Registered)	*‡	71,807	159
EDP - Energias de Portugal SA		70,551	236,770
Galp Energia SGPS SA		13,879	189,613
Jeronimo Martins SGPS SA		7,754	134,389

			560,931

Singapore—1.3%
Ascendas Real Estate Investment Trust REIT		68,125	126,132
CapitaLand Commercial Trust REIT		63,300	74,032
CapitaLand Ltd.		79,400	187,445
CapitaLand Mall Trust REIT		76,600	122,038
City Developments Ltd.		12,300	82,268
ComfortDelGro Corp. Ltd.		66,600	137,761
DBS Group Holdings Ltd.		52,730	598,320
Genting Singapore plc		213,800	118,150
Global Logistic Properties Ltd.		75,379	103,974
Golden Agri-Resources Ltd.		176,320	46,102
Hutchison Port Holdings Trust, Class U		177,500	79,011
Jardine Cycle & Carriage Ltd.		2,710	85,600
Keppel Corp. Ltd.		45,000	179,101

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oversea-Chinese Banking Corp. Ltd.		90,726	$578,211
SembCorp Industries Ltd.		33,040	63,230
Sembcorp Marine Ltd.		29,400	28,347
Singapore Airlines Ltd.		16,600	128,246
Singapore Exchange Ltd.		24,400	133,089
Singapore Press Holdings Ltd.		49,600	139,009
Singapore Technologies Engineering Ltd.		43,400	103,232
Singapore Telecommunications Ltd.		239,259	699,807
StarHub Ltd.		21,030	53,102
Suntec Real Estate Investment Trust REIT		75,700	95,456
United Overseas Bank Ltd.		38,321	531,658
UOL Group Ltd.		15,300	63,241
Wilmar International Ltd.		59,100	140,314

			4,696,876

South Africa—0.1%
Investec plc		19,580	119,355
Mediclinic International plc		11,765	141,081
Mondi plc		10,564	221,950

			482,386

Spain—3.0%
Abertis Infraestructuras SA		19,717	307,180
ACS Actividades de Construccion y Servicios SA		5,615	169,735
Aena SA	^	2,066	304,962
Amadeus IT Group SA		13,018	649,767
Banco Bilbao Vizcaya Argentaria SA		193,222	1,169,102
Banco de Sabadell SA		153,124	196,172
Banco Popular Espanol SA		105,468	130,534
Banco Santander SA		427,130	1,894,896
Bankia SA		130,243	106,874
Bankinter SA		20,164	143,468
CaixaBank SA		88,881	224,603
Distribuidora Internacional de Alimentacion SA		19,749	122,295
Enagas SA		7,053	212,170
Endesa SA		9,847	211,117
Ferrovial SA		14,170	301,719
Gas Natural SDG SA		10,517	216,209
Grifols SA		9,242	199,214
Iberdrola SA		161,576	1,098,621
Industria de Diseno Textil SA		32,524	1,205,921
Mapfre SA		35,523	99,387
Red Electrica Corp. SA		12,789	275,942
Repsol SA		33,099	449,625
Telefonica SA		133,636	1,351,467
Zardoya Otis SA		6,409	61,663

			11,102,643

Sweden—2.7%
Alfa Laval AB		8,780	137,652
Assa Abloy AB, Class B		30,033	609,900
Atlas Copco AB, Class A		19,897	598,990
Atlas Copco AB, Class B		11,551	315,631
Boliden AB		8,391	197,228
Electrolux AB, Series B		7,452	186,649
Getinge AB, Class B		5,484	106,313
Hennes & Mauritz AB, Class B		27,954	789,019
Hexagon AB, Class B		7,703	336,402
Husqvarna AB, Class B		13,046	113,860

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ICA Gruppen AB		2,448	$80,866
Industrivarden AB, Class C		5,160	95,507
Investor AB, Class B		13,713	501,412
Kinnevik AB, Class B		6,759	172,379
Lundin Petroleum AB	*	5,905	108,085
Nordea Bank AB		89,493	888,708
Sandvik AB		32,413	356,663
Securitas AB, Class B		8,875	148,630
Skandinaviska Enskilda Banken AB, Class A		45,659	458,938
Skanska AB, Class B		10,334	241,430
SKF AB, Class B		12,394	214,036
Svenska Cellulosa AB SCA, Class B		18,321	543,784
Svenska Handelsbanken AB, Class A		44,911	617,349
Swedbank AB, Class A		26,853	630,954
Swedish Match AB		5,409	198,466
Tele2 AB, Class B		10,010	86,407
Telefonaktiebolaget LM Ericsson, Class B		90,099	650,540
Telia Co. AB		77,131	345,476
Volvo AB, Class B		45,180	515,859

			10,247,133

Switzerland—9.3%
ABB Ltd. (Registered)	*	58,703	1,323,047
Actelion Ltd. (Registered)	*	3,039	527,370
Adecco Group AG (Registered)		6,503	365,564
Aryzta AG	*	2,579	114,718
Baloise Holding AG (Registered)		1,453	175,932
Barry Callebaut AG (Registered)	*	67	89,168
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		29	167,712
Chocoladefabriken Lindt & Spruengli AG (Registered)		3	204,777
Cie Financiere Richemont SA (Registered)		15,382	938,111
Coca-Cola HBC AG	*	5,546	128,842
Credit Suisse Group AG (Registered)	*	55,250	726,131
Dufry AG (Registered)	*	1,356	170,003
EMS-Chemie Holding AG (Registered)		244	131,152
Galenica AG (Registered)		112	119,103
Geberit AG (Registered)		1,106	484,805
Givaudan SA (Registered)		273	556,570
Glencore plc	*	360,638	987,490
Julius Baer Group Ltd.	*	6,645	270,863
Kuehne + Nagel International AG (Registered)		1,644	238,916
LafargeHolcim Ltd. (Registered)	*	13,666	740,220
Lonza Group AG (Registered)	*	1,622	310,449
Nestle SA (Registered)		94,622	7,471,739
Novartis AG (Registered)		66,244	5,227,998
Pargesa Holding SA (Bearer)		1,053	72,146
Partners Group Holding AG		502	253,628
Roche Holding AG (Genusschein)		20,841	5,178,960
Schindler Holding AG (Participation Certificates)		1,351	253,694

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Schindler Holding AG (Registered)		649	$122,926
SGS SA (Registered)		167	374,210
Sika AG (Bearer)		63	306,942
Sonova Holding AG (Registered)		1,622	229,994
STMicroelectronics NV		19,542	159,714
Swatch Group AG (The) (Bearer)	†	888	251,737
Swiss Life Holding AG (Registered)	*	966	250,506
Swiss Prime Site AG (Registered)	*	2,003	175,902
Swiss Re AG		9,827	887,559
Swisscom AG (Registered)		771	366,741
Syngenta AG (Registered)		2,772	1,213,977
UBS Group AG (Registered)	*	109,226	1,492,077
Wolseley plc		7,577	426,150
Zurich Insurance Group AG	*	4,487	1,157,171

			34,644,714

United Kingdom—16.2%
3i Group plc		30,076	253,583
Aberdeen Asset Management plc		27,306	115,255
Admiral Group plc		6,380	169,332
Aggreko plc		8,068	99,467
Anglo American plc	*	41,383	516,079
Ashtead Group plc		14,503	238,347
Associated British Foods plc		10,624	357,973
AstraZeneca plc (London Exchange)		37,456	2,425,346
Auto Trader Group plc	^	30,644	161,095
Aviva plc		120,470	687,411
Babcock International Group plc		7,632	102,177
BAE Systems plc		95,203	646,740
Barclays plc		498,948	1,081,730
Barratt Developments plc		30,956	198,181
Berkeley Group Holdings plc		3,651	121,994
BP plc		552,607	3,221,002
British American Tobacco plc		55,261	3,524,330
British Land Co. plc (The) REIT		29,823	244,278
BT Group plc		251,698	1,266,373
Bunzl plc		9,927	292,732
Burberry Group plc		13,546	241,719
Capita plc		19,231	166,593
Centrica plc		158,728	469,321
CNH Industrial NV		30,780	220,399
Cobham plc		51,104	111,177
Coca-Cola European Partners plc		6,604	262,972
Compass Group plc		48,428	937,888
Croda International plc		3,911	176,481
Diageo plc		74,516	2,134,405
Direct Line Insurance Group plc		39,377	186,007
Dixons Carphone plc		29,231	139,621
easyJet plc		4,323	56,368
Fiat Chrysler Automobiles NV		27,964	177,745
G4S plc		43,891	129,423
GKN plc		49,162	203,998
GlaxoSmithKline plc		144,373	3,074,935
Hammerson plc REIT		22,550	171,623
Hargreaves Lansdown plc		7,685	126,543

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
HSBC Holdings plc (London Exchange)		587,590	$4,416,778
ICAP plc		16,415	98,856
IMI plc		8,364	116,403
Imperial Brands plc		28,623	1,473,244
Inmarsat plc		12,819	116,862
InterContinental Hotels Group plc		5,404	222,726
International Consolidated Airlines Group SA		24,065	124,863
Intertek Group plc		4,854	219,128
Intu Properties plc REIT		28,678	109,949
ITV plc		106,068	257,292
J. Sainsbury plc		39,537	125,928
Johnson Matthey plc		5,576	237,840
Kingfisher plc		67,406	328,878
Land Securities Group plc REIT		23,453	321,394
Legal & General Group plc		179,178	507,795
Lloyds Banking Group plc		1,917,545	1,354,776
London Stock Exchange Group plc		9,305	337,189
Marks & Spencer Group plc		50,332	215,931
Meggitt plc		23,136	135,038
Merlin Entertainments plc	^	21,747	123,800
National Grid plc		110,781	1,564,541
Next plc		4,091	253,229
Old Mutual plc		146,605	384,286
Pearson plc		24,389	238,418
Persimmon plc		9,019	212,060
Petrofac Ltd.		8,125	94,043
Provident Financial plc		4,199	164,875
Prudential plc		76,782	1,361,089
Reckitt Benckiser Group plc		18,777	1,767,759
RELX NV		29,758	532,275
RELX plc		32,802	622,040
Rio Tinto Ltd.		12,519	498,012
Rio Tinto plc		36,873	1,225,519
Rolls-Royce Holdings plc	*	54,405	507,582
Royal Bank of Scotland Group plc	*	108,668	251,574
Royal Mail plc		27,168	172,398
RSA Insurance Group plc		31,610	223,249
SABMiller plc		29,068	1,693,196
Sage Group plc (The)		31,963	305,395
Schroders plc		4,170	145,622
Segro plc REIT		22,907	134,580
Severn Trent plc		7,150	232,002
Sky plc		29,992	347,611
Smith & Nephew plc		26,136	421,531
Smiths Group plc		11,850	224,941
SSE plc		29,867	606,471
St James’s Place plc		16,250	199,470
Standard Chartered plc (London Exchange)	*	97,583	794,107
Standard Life plc		60,193	268,152
Tate & Lyle plc		14,416	139,933
Taylor Wimpey plc		94,258	188,005
Tesco plc	*	241,829	572,761
Travis Perkins plc		7,695	153,482
Unilever NV CVA		48,231	2,222,159
Unilever plc		37,971	1,796,792
United Utilities Group plc		20,109	261,191
Vodafone Group plc		786,485	2,255,581
Weir Group plc (The)		6,614	145,675

Vantagepoint Overseas Equity Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Whitbread plc	5,342	$271,119
William Hill plc	26,142	103,130
Wm Morrison Supermarkets plc	63,315	178,779
Worldpay Group plc ^	54,713	209,782
WPP plc	38,044	894,248

		60,393,977

United States—0.1%
Carnival plc	5,499	268,292

TOTAL COMMON STOCKS (Cost $362,233,886)		364,188,143

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG (Preference)	1,654	122,072
FUCHS PETROLUB SE (Preference)	2,180	99,531
Henkel AG & Co. KGaA	5,347	727,733
Porsche Automobil Holding SE (Preference)	4,452	227,733
Schaeffler AG	4,928	78,041
Volkswagen AG (Preference)	5,515	726,504

TOTAL PREFERRED STOCKS (Cost $2,089,808)		1,981,614

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.337%	12/15/2016	‡‡	$330,000	329,887

TOTAL U.S. TREASURY OBLIGATIONS (Cost $329,769)				329,887

			Shares	Value
EXCHANGE TRADED FUNDS—0.6%
Exchange Traded Fund—0.6%
iShares MSCI Israel Capped ETF (Cost $2,067,442)			2,067,442	2,055,360

MONEY MARKET FUNDS—3.0%
Institutional Money Market Funds—3.0%
Fidelity Institutional Money Market: Government Portfolio - Institutional Class, 0.31%		††¥	1,750,000	1,750,000
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44%		¥	2,602,353	2,602,353
Fidelity Institutional Money Market: Treasury Portfolio - Institutional Class, 0.24%		††¥	1,750,000	1,750,000
Short-Term Investments Trust: Government & Agency Portfolio - Institutional Class, 0.31%		††¥	1,750,000	1,750,000
Short-Term Investments Trust: Treasury Portfolio - Institutional Class, 0.23%		††¥	1,750,000	1,750,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.34%	††¥	1,684,629	$1,684,629

TOTAL MONEY MARKET FUNDS (Cost $11,286,982)			11,286,982

TOTAL INVESTMENTS—101.9% (Cost $378,007,887)			379,841,986
Other assets less liabilities—(1.9%)			(7,199,308)

NET ASSETS—100.0%			$372,642,678

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $1,493,550, which represents 0.4% of Net Assets. The illiquid 144A securities represented 0.4% of Net Assets, and 100.0% of total 144A securities held.
d	Security has no market value at September 30, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $159)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	10.8%
Pharmaceuticals	8.0%
Insurance	5.1%
Oil, Gas & Consumable Fuels	4.6%
Chemicals	3.7%
Food Products	3.4%
Automobiles	3.4%
Diversified Telecommunication Services	3.0%
Beverages	2.9%
Metals & Mining	2.6%
Machinery	2.5%
Capital Markets	2.1%
Real Estate Management & Development	2.0%
Equity Real Estate Investment Trusts (REITs)	1.9%
Wireless Telecommunication Services	1.9%
Personal Products	1.9%
Food & Staples Retailing	1.8%
Tobacco	1.8%
Electric Utilities	1.7%
Industrial Conglomerates	1.7%
Textiles, Apparel & Luxury Goods	1.6%
Electrical Equipment	1.4%
Software	1.4%
Hotels, Restaurants & Leisure	1.3%
Trading Companies & Distributors	1.3%
Auto Components	1.3%
Electronic Equipment, Instruments & Components	1.3%
Road & Rail	1.2%
Media	1.2%
Multi-Utilities	1.2%
Household Durables	1.1%
Professional Services	1.1%
Biotechnology	1.0%
Specialty Retail	1.0%
Aerospace & Defense	1.0%
Health Care Equipment & Supplies	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Construction & Engineering	0.9%
Household Products	0.8%
Building Products	0.8%
Health Care Providers & Services	0.7%
Construction Materials	0.7%
Diversified Financial Services	0.7%
IT Services	0.7%
Commercial Services & Supplies	0.6%
Transportation Infrastructure	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Gas Utilities	0.6%
Communications Equipment	0.4%
Air Freight & Logistics	0.4%
Multiline Retail	0.3%
Marine	0.2%
Paper & Forest Products	0.2%
Leisure Products	0.2%
Airlines	0.2%
Internet Software & Services	0.2%
Energy Equipment & Services	0.2%
Internet & Direct Marketing Retail	0.1%
Life Sciences Tools & Services	0.1%
Water Utilities	0.1%
Containers & Packaging	0.1%
Consumer Finance	0.1%
Health Care Technology	0.1%

Vantagepoint Overseas Equity Index Fund
Independent Power and Renewable Electricity Producers	0.0%
Distributors	0.0%
Diversified Consumer Services	0.0%

97.7%
PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.2%
Chemicals	0.0%
Auto Components	0.0%

0.5%
TOTAL COMMON STOCKS/PREFERRED STOCKS	98.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

EXCHANGE TRADED FUNDS
Exchange Traded Funds	0.6%

MONEY MARKET FUNDS
Institutional Money Market Funds	3.0%

TOTAL INVESTMENTS	101.9%
Other assets less liabilities	(1.9)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T		967,685	$7,615,684
Vantagepoint Core Bond Index Fund Class T		8,888,331	87,905,591
Vantagepoint Discovery Fund Class T		839,465	7,647,528
Vantagepoint Diversifying Strategies Fund Class T		3,903,997	38,103,015
Vantagepoint Equity Income Fund Class T		5,079,011	34,334,114
Vantagepoint Growth & Income Fund Class T		4,934,785	39,576,975
Vantagepoint Growth Fund Class T		3,481,723	31,753,317
Vantagepoint High Yield Fund Class T		5,748,002	52,249,336
Vantagepoint Inflation Focused Fund Class T		3,959,232	40,740,494
Vantagepoint International Fund Class T		3,958,515	34,439,083
Vantagepoint Low Duration Bond Fund Class T		14,739,818	147,398,179
Vantagepoint Select Value Fund Class T		1,537,897	13,979,486

TOTAL AFFILIATED MUTUAL FUNDS (Cost $582,746,418)			535,742,802

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $5,012,185)		125,750	4,731,972

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $63,586)	¥	63,586	63,586

TOTAL INVESTMENTS—100.0% (Cost $587,822,189)			540,538,360
Other assets less liabilities—0.0%			149,598

NET ASSETS—100.0%			$540,687,958

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T		5,937,960	$46,731,748
Vantagepoint Core Bond Index Fund Class T		24,532,725	242,628,647
Vantagepoint Discovery Fund Class T		3,564,691	32,474,336
Vantagepoint Diversifying Strategies Fund Class T		15,659,701	152,838,679
Vantagepoint Equity Income Fund Class T		22,105,810	149,435,278
Vantagepoint Growth & Income Fund Class T		25,359,903	203,386,420
Vantagepoint Growth Fund Class T		17,993,361	164,099,454
Vantagepoint High Yield Fund Class T		8,093,183	73,567,032
Vantagepoint Inflation Focused Fund Class T		5,032,601	51,785,466
Vantagepoint International Fund Class T		19,471,506	169,402,106
Vantagepoint Low Duration Bond Fund Class T		14,561,093	145,610,928
Vantagepoint Select Value Fund Class T		7,645,265	69,495,463

TOTAL AFFILIATED MUTUAL FUNDS (Cost $1,616,932,756)			1,501,455,557

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $25,586,390)		634,700	23,883,761

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $556,556)	¥	556,556	556,556

TOTAL INVESTMENTS—100.0% (Cost $1,643,075,702)			1,525,895,874
Other assets less liabilities—0.0%			3,240

NET ASSETS—100.0%			$1,525,899,114

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T		13,142,757	$103,433,498
Vantagepoint Core Bond Index Fund Class T		24,798,847	245,260,596
Vantagepoint Discovery Fund Class T		6,179,229	56,292,781
Vantagepoint Diversifying Strategies Fund Class T		23,274,780	227,161,851
Vantagepoint Equity Income Fund Class T		41,212,499	278,596,490
Vantagepoint Growth & Income Fund Class T		40,224,357	322,599,347
Vantagepoint Growth Fund Class T		27,817,078	253,691,755
Vantagepoint High Yield Fund Class T		6,768,510	61,525,759
Vantagepoint International Fund Class T		38,390,660	333,998,742
Vantagepoint Select Value Fund Class T		15,709,297	142,797,507

TOTAL AFFILIATED MUTUAL FUNDS (Cost $2,250,798,996)			2,025,358,326

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $44,882,049)		1,102,700	41,494,601

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $969,217)	¥	969,217	969,217

TOTAL INVESTMENTS—100.0% (Cost $2,296,650,262)			2,067,822,144
Other assets less liabilities—(0.0%)			(38,298)

NET ASSETS—100.0%			$2,067,783,846

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Global Equity Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.1%
Vantagepoint Aggressive Opportunities Fund Class T		8,290,431	$65,245,689
Vantagepoint Discovery Fund Class T		3,246,329	29,574,055
Vantagepoint Equity Income Fund Class T		11,851,718	80,117,613
Vantagepoint Growth & Income Fund Class T		12,635,789	101,339,029
Vantagepoint Growth Fund Class T		12,495,428	113,958,308
Vantagepoint International Fund Class T		28,037,093	243,922,705
Vantagepoint Overseas Equity Index Fund Class T		13,283,913	126,197,169
Vantagepoint Select Value Fund Class T		7,211,767	65,554,958

TOTAL AFFILIATED MUTUAL FUNDS (Cost $950,402,747)			825,909,526

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $17,322,238)		429,100	16,147,033

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $380,567)	¥	380,567	380,567

TOTAL INVESTMENTS—100.0% (Cost $968,105,552)			842,437,126
Other assets less liabilities—0.0%			170,594

NET ASSETS—100.0%			$842,607,720

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T		125,113	$984,637
Vantagepoint Core Bond Index Fund Class T		5,796,598	57,328,354
Vantagepoint Discovery Fund Class T		108,484	988,289
Vantagepoint Diversifying Strategies Fund Class T		1,869,677	18,248,051
Vantagepoint Equity Income Fund Class T		2,648,555	17,904,232
Vantagepoint Growth & Income Fund Class T		2,942,490	23,598,769
Vantagepoint Growth Fund Class T		1,162,262	10,599,832
Vantagepoint High Yield Fund Class T		1,722,179	15,654,610
Vantagepoint Inflation Focused Fund Class T		2,856,867	29,397,156
Vantagepoint International Fund Class T		2,193,104	19,080,007
Vantagepoint Low Duration Bond Fund Class T		7,278,627	72,786,268
Vantagepoint Mid/Small Company Index Fund Class T		734,936	8,187,192
Vantagepoint Select Value Fund Class T		109,037	991,143

TOTAL AFFILIATED MUTUAL FUNDS (Cost $307,821,170)			275,748,540

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $3,593,816)		90,250	3,396,108

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $79,928)	¥	79,928	79,928

TOTAL INVESTMENTS—99.9% (Cost $311,494,914)			279,224,576
Other assets less liabilities—0.1%			193,092

NET ASSETS—100.0%			$279,417,668

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2010 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T		65,014	$511,658
Vantagepoint Core Bond Index Fund Class T		5,304,802	52,464,490
Vantagepoint Discovery Fund Class T		56,393	513,743
Vantagepoint Diversifying Strategies Fund Class T		2,020,832	19,723,318
Vantagepoint Equity Income Fund Class T		2,590,755	17,513,507
Vantagepoint Growth & Income Fund Class T		2,477,744	19,871,508
Vantagepoint Growth Fund Class T		1,419,740	12,948,031
Vantagepoint High Yield Fund Class T		1,610,998	14,643,968
Vantagepoint Inflation Focused Fund Class T		2,460,946	25,323,139
Vantagepoint International Fund Class T		2,065,926	17,973,560
Vantagepoint Low Duration Bond Fund Class T		4,961,866	49,618,655
Vantagepoint Mid/Small Company Index Fund Class T		733,695	8,173,360
Vantagepoint Select Value Fund Class T		56,627	514,744

TOTAL AFFILIATED MUTUAL FUNDS (Cost $267,002,824)			239,793,681

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $3,220,143)		79,200	2,980,296

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $62,180)	¥	62,180	62,180

TOTAL INVESTMENTS—99.9% (Cost $270,285,147)			242,836,157
Other assets less liabilities—0.1%			183,060

NET ASSETS—100.0%			$243,019,217

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2015 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T		296,191	$2,331,022
Vantagepoint Core Bond Index Fund Class T		9,918,525	98,094,209
Vantagepoint Discovery Fund Class T		257,739	2,348,000
Vantagepoint Diversifying Strategies Fund Class T		5,200,068	50,752,663
Vantagepoint Equity Income Fund Class T		6,069,936	41,032,767
Vantagepoint Growth & Income Fund Class T		5,712,362	45,813,144
Vantagepoint Growth Fund Class T		3,810,440	34,751,216
Vantagepoint High Yield Fund Class T		2,687,028	24,425,087
Vantagepoint Inflation Focused Fund Class T		3,784,341	38,940,874
Vantagepoint International Fund Class T		5,058,520	44,009,120
Vantagepoint Low Duration Bond Fund Class T		8,516,722	85,167,223
Vantagepoint Mid/Small Company Index Fund Class T		1,420,124	15,820,186
Vantagepoint Select Value Fund Class T		258,381	2,348,679

TOTAL AFFILIATED MUTUAL FUNDS (Cost $541,556,233)			485,834,190

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $8,504,639)		210,050	7,904,181

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $82,996)	¥	82,996	82,996

TOTAL INVESTMENTS—100.0% (Cost $550,143,868)			493,821,367
Other assets less liabilities—0.0%			203,680

NET ASSETS—100.0%			$494,025,047

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2020 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.1%
Vantagepoint Aggressive Opportunities Fund Class T		538,974	$4,241,727
Vantagepoint Core Bond Index Fund Class T		14,390,409	142,321,147
Vantagepoint Discovery Fund Class T		471,202	4,292,650
Vantagepoint Diversifying Strategies Fund Class T		9,468,461	92,412,180
Vantagepoint Equity Income Fund Class T		11,271,318	76,194,108
Vantagepoint Growth & Income Fund Class T		10,047,035	80,577,225
Vantagepoint Growth Fund Class T		6,914,461	63,059,887
Vantagepoint High Yield Fund Class T		3,736,550	33,965,242
Vantagepoint Inflation Focused Fund Class T		3,732,850	38,411,030
Vantagepoint International Fund Class T		9,418,179	81,938,161
Vantagepoint Low Duration Bond Fund Class T		10,484,866	104,848,661
Vantagepoint Mid/Small Company Index Fund Class T		2,581,619	28,759,234
Vantagepoint Select Value Fund Class T		470,616	4,277,903

TOTAL AFFILIATED MUTUAL FUNDS (Cost $852,858,412)			755,299,155

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $15,574,466)		386,850	14,557,166

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $366,683)	¥	366,683	366,683

TOTAL INVESTMENTS—100.0% (Cost $868,799,561)			770,223,004
Other assets less liabilities—0.0%			357,582

NET ASSETS—100.0%			$770,580,586

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2025 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.7%
Vantagepoint Aggressive Opportunities Fund Class T		572,256	$4,503,659
Vantagepoint Core Bond Index Fund Class T		12,475,702	123,384,689
Vantagepoint Discovery Fund Class T		499,495	4,550,400
Vantagepoint Diversifying Strategies Fund Class T		9,071,751	88,540,285
Vantagepoint Equity Income Fund Class T		12,717,277	85,968,792
Vantagepoint Growth & Income Fund Class T		10,483,744	84,079,627
Vantagepoint Growth Fund Class T		7,173,100	65,418,674
Vantagepoint High Yield Fund Class T		3,226,204	29,326,191
Vantagepoint Inflation Focused Fund Class T		1,911,862	19,673,059
Vantagepoint International Fund Class T		9,759,880	84,910,956
Vantagepoint Low Duration Bond Fund Class T		5,912,086	59,120,865
Vantagepoint Mid/Small Company Index Fund Class T		3,017,913	33,619,549
Vantagepoint Select Value Fund Class T		499,087	4,536,702

TOTAL AFFILIATED MUTUAL FUNDS (Cost $787,485,917)			687,633,448

EXCHANGE TRADED FUND—2.3%
Vanguard FTSE Emerging Markets ETF (Cost $16,839,912)		420,250	15,814,007

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $317,146)	¥	317,146	317,146

TOTAL INVESTMENTS—100.0% (Cost $804,642,975)			703,764,601
Other assets less liabilities—0.0%			309,060

NET ASSETS—100.0%			$704,073,661

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2030 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T		546,988	$4,304,799
Vantagepoint Core Bond Index Fund Class T		8,290,197	81,990,044
Vantagepoint Discovery Fund Class T		477,134	4,346,689
Vantagepoint Diversifying Strategies Fund Class T		7,839,304	76,511,602
Vantagepoint Equity Income Fund Class T		12,607,991	85,230,020
Vantagepoint Growth & Income Fund Class T		9,112,962	73,085,955
Vantagepoint Growth Fund Class T		7,087,398	64,637,074
Vantagepoint High Yield Fund Class T		2,475,535	22,502,610
Vantagepoint Inflation Focused Fund Class T		470,368	4,840,088
Vantagepoint International Fund Class T		9,932,643	86,413,995
Vantagepoint Low Duration Bond Fund Class T		3,230,023	32,300,231
Vantagepoint Mid/Small Company Index Fund Class T		2,971,691	33,104,638
Vantagepoint Select Value Fund Class T		477,247	4,338,173

TOTAL AFFILIATED MUTUAL FUNDS (Cost $670,508,156)			573,605,918

EXCHANGE TRADED FUND—2.7%
Vanguard FTSE Emerging Markets ETF (Cost $16,947,877)		422,200	15,887,386

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $500,436)	¥	500,436	500,436

TOTAL INVESTMENTS—99.9% (Cost $687,956,469)			589,993,740
Other assets less liabilities—0.1%			337,787

NET ASSETS—100.0%			$590,331,527

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2035 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Aggressive Opportunities Fund Class T		447,258	$3,519,917
Vantagepoint Core Bond Index Fund Class T		4,704,885	46,531,317
Vantagepoint Discovery Fund Class T		390,400	3,556,547
Vantagepoint Diversifying Strategies Fund Class T		5,506,833	53,746,694
Vantagepoint Equity Income Fund Class T		10,243,287	69,244,618
Vantagepoint Growth & Income Fund Class T		6,763,564	54,243,780
Vantagepoint Growth Fund Class T		5,701,888	52,001,218
Vantagepoint High Yield Fund Class T		1,192,612	10,840,839
Vantagepoint Inflation Focused Fund Class T		137,306	1,412,876
Vantagepoint International Fund Class T		7,926,468	68,960,271
Vantagepoint Low Duration Bond Fund Class T		552,336	5,523,361
Vantagepoint Mid/Small Company Index Fund Class T		2,573,671	28,670,693
Vantagepoint Select Value Fund Class T		390,143	3,546,400

TOTAL AFFILIATED MUTUAL FUNDS (Cost $477,356,898)			401,798,531

EXCHANGE TRADED FUND—3.0%
Vanguard FTSE Emerging Markets ETF (Cost $13,187,867)		332,850	12,525,145

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $432,278)	¥	432,278	432,278

TOTAL INVESTMENTS—100.0% (Cost $490,977,043)			414,755,954
Other assets less liabilities—0.0%			146,331

NET ASSETS—100.0%			$414,902,285

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2040 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Aggressive Opportunities Fund Class T		463,092	$3,644,536
Vantagepoint Core Bond Index Fund Class T		2,329,009	23,033,899
Vantagepoint Discovery Fund Class T		403,469	3,675,600
Vantagepoint Diversifying Strategies Fund Class T		5,214,849	50,896,925
Vantagepoint Equity Income Fund Class T		11,341,810	76,670,638
Vantagepoint Growth & Income Fund Class T		7,038,498	56,448,754
Vantagepoint Growth Fund Class T		5,758,307	52,515,759
Vantagepoint High Yield Fund Class T		654,044	5,945,256
Vantagepoint International Fund Class T		8,260,721	71,868,271
Vantagepoint Mid/Small Company Index Fund Class T		2,743,009	30,557,125
Vantagepoint Select Value Fund Class T		403,941	3,671,824

TOTAL AFFILIATED MUTUAL FUNDS (Cost $457,141,043)			378,928,587

EXCHANGE TRADED FUND—3.3%
Vanguard FTSE Emerging Markets ETF (Cost $13,735,475)		347,300	13,068,899

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $433,148)	¥	433,148	433,148

TOTAL INVESTMENTS—99.9% (Cost $471,309,666)			392,430,634
Other assets less liabilities—0.1%			362,353

NET ASSETS—100.0%			$392,792,987

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2045 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.2%
Vantagepoint Aggressive Opportunities Fund Class T		240,017	$1,888,933
Vantagepoint Core Bond Index Fund Class T		137,507	1,359,942
Vantagepoint Discovery Fund Class T		208,562	1,899,997
Vantagepoint Diversifying Strategies Fund Class T		2,564,163	25,026,234
Vantagepoint Equity Income Fund Class T		6,179,446	41,773,059
Vantagepoint Growth & Income Fund Class T		3,269,928	26,224,822
Vantagepoint Growth Fund Class T		3,086,227	28,146,393
Vantagepoint High Yield Fund Class T		208,130	1,891,905
Vantagepoint International Fund Class T		4,151,204	36,115,477
Vantagepoint Mid/Small Company Index Fund Class T		1,426,730	15,893,776
Vantagepoint Select Value Fund Class T		208,689	1,896,979

TOTAL AFFILIATED MUTUAL FUNDS (Cost $226,887,971)			182,117,517

EXCHANGE TRADED FUND—3.5%
Vanguard FTSE Emerging Markets ETF (Cost $6,946,021)		177,800	6,690,614

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $278,398)	¥	278,398	278,398

TOTAL INVESTMENTS—99.8% (Cost $234,112,390)			189,086,529
Other assets less liabilities—0.2%			409,039

NET ASSETS—100.0%			$189,495,568

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2050 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—95.8%
Vantagepoint Aggressive Opportunities Fund Class T		111,111	$874,446
Vantagepoint Discovery Fund Class T		96,095	875,424
Vantagepoint Diversifying Strategies Fund Class T		1,187,146	11,586,543
Vantagepoint Equity Income Fund Class T		2,977,063	20,124,948
Vantagepoint Growth & Income Fund Class T		1,466,548	11,761,714
Vantagepoint Growth Fund Class T		1,428,602	13,028,848
Vantagepoint High Yield Fund Class T		96,423	876,484
Vantagepoint International Fund Class T		1,929,771	16,789,012
Vantagepoint Mid/Small Company Index Fund Class T		663,302	7,389,180
Vantagepoint Select Value Fund Class T		96,435	876,592

TOTAL AFFILIATED MUTUAL FUNDS (Cost $104,758,132)			84,183,191

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $3,238,951)		84,350	3,174,091

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $142,187)	¥	142,187	142,187

TOTAL INVESTMENTS—99.6% (Cost $108,139,270)			87,499,469
Other assets less liabilities—0.4%			336,071

NET ASSETS—100.0%			$87,835,540

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Vantagepoint Milestone 2055 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—95.7%
Vantagepoint Aggressive Opportunities Fund Class T		388	$3,054
Vantagepoint Discovery Fund Class T		341	3,103
Vantagepoint Diversifying Strategies Fund Class T		4,167	40,670
Vantagepoint Equity Income Fund Class T		10,444	70,603
Vantagepoint Growth & Income Fund Class T		5,230	41,941
Vantagepoint Growth Fund Class T		5,100	46,512
Vantagepoint High Yield Fund Class T		331	3,011
Vantagepoint International Fund Class T		6,823	59,362
Vantagepoint Mid/Small Company Index Fund Class T		2,391	26,637
Vantagepoint Select Value Fund Class T		338	3,075

TOTAL AFFILIATED MUTUAL FUNDS (Cost $350,893)			297,968

EXCHANGE TRADED FUND—0.5%
Vanguard FTSE Emerging Markets ETF (Cost $1,351)		36	1,355

MONEY MARKET FUND—3.2%
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.44% (Cost $10,013)	¥	10,013	10,013

TOTAL INVESTMENTS—99.4% (Cost $362,257)			309,336
Other assets less liabilities—0.6%			1,980

NET ASSETS—100.0%			$311,316

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Company’s Board of Directors (“Board”) has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) and officers of the Vantageppoint Funds (the “Company”). When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the nine months period ended September 30, 2016 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2016, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$366,121,524	$—	$366,121,524
U.S. Treasury Obligations	—	104,831,390	—	104,831,390
Mortgage-Backed Securities	—	90,970,801	—	90,970,801
Government Related Obligations	—	23,061,883	—	23,061,883
Asset-Backed Securities	—	137,669,314	—	137,669,314
Money Market Funds	20,054,236	—	—	20,054,236

Total Investments in Securities	$20,054,236	$722,654,912	$—	$742,709,148

Derivative Instruments:
Assets:
Futures	5,349	—	—	5,349

Total Assets	$5,349	$—	$—	$5,349

Total Derivative Instruments	$5,349	$—	$—	$5,349

Inflation Focused Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$29,433,064	$—	$29,433,064
U.S. Treasury Obligations	—	455,204,301	—	455,204,301
Mortgage-Backed Securities	—	14,148,858	—	14,148,858
Government Related Obligations	—	889,145	—	889,145
Asset-Backed Securities	—	12,228,103	—	12,228,103
Purchased Options	25,438	483,850	—	509,288
Certificates of Deposit	—	4,506,028	—	4,506,028
Money Market Funds	7,626,224	—	—	7,626,224

Total Investments in Securities	$7,651,662	$516,893,349	$—	$524,545,011

Derivative Instruments:
Assets:
Futures	83,628	—	—	83,628
Forward Currency Contracts	—	42,789	—	42,789
Swap Agreements	—	576,912	—	576,912

Total Assets	$83,628	$619,701	$—	$703,329

Liabilities:
Written Options	—	(162,201)	—	(162,201)
Futures	(26,703)	—	—	(26,703)
Forward Currency Contracts	—	(40,116)	—	(40,116)
Swap Agreements	—	(2,814,956)	—	(2,814,956)

Total Liabilities	$(26,703)	$(3,017,273)	$—	$(3,043,976)

Total Derivative Instruments	$56,925	$(2,397,572)	$—	$(2,340,647)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

High Yield Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$26,873	$810,975	$—	$837,848
Preferred Stocks	1,140,274	—	—	1,140,274
Convertible Preferred Stocks	422,318	—	—	422,318
Corporate Obligations	—	318,549,530	—	318,549,530
Floating Rate Loans	—	3,440,860	—	3,440,860
Mortgage-Backed Securities	—	9,702,418	—	9,702,418
Convertible Debt Obligations	—	1,064,700	—	1,064,700
Government Related Obligations	—	512,130	—	512,130
Asset-Backed Securities	—	3,146,340	—	3,146,340
Warrants	—	—	—	—
Money Market Funds	25,167,478	—	—	25,167,478

Total Investments in Securities	$26,756,943	$337,226,953	$—	$363,983,896

Derivative Instruments:
Assets:
Futures	24,189	—	—	24,189
Forward Currency Contracts	—	54,123	—	54,123

Total Assets	$24,189	$54,123	$—	$78,312

Liabilities:
Forward Currency Contracts	—	(200,780)	—	(200,780)

Total Liabilities	$—	$(200,780)	$—	$(200,780)

Total Derivative Instruments	$24,189	$(146,657)	$—	$(122,468)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,777,421,744	$26,518,538	$—	$1,803,940,282
Convertible Preferred Stocks	5,093,050	—	—	5,093,050
Money Market Funds	166,291,766	—	—	166,291,766

Total Investments in Securities	$1,948,806,560	$26,518,538	$—	$1,975,325,098

Derivative Instruments:
Assets:
Futures	15,096	—	—	15,096

Total Assets	$15,096	$—	$—	$15,096

Total Derivative Instruments	$15,096	$—	$—	$15,096

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,644,739,742	$17,865,361	$—	$1,662,605,103
Money Market Funds	78,103,220	—	—	78,103,220

Total Investments in Securities	$1,722,842,962	$17,865,361	$—	$1,740,708,323

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,141,076,102	$7,728,966	$—	$2,148,805,068
Money Market Funds	83,379,083	—	—	83,379,083

Total Investments in Securities	$2,224,455,185	$7,728,966	$—	$2,232,184,151

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$373,320,177	$—	$—	$373,320,177
Money Market Funds	26,044,016	—	—	26,044,016

Total Investments in Securities	$399,364,193	$—	$—	$399,364,193

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$931,537,782	$—	$—	$931,537,782
Money Market Funds	67,494,554	—	—	67,494,554

Total Investments in Securities	$999,032,336	$—	$—	$999,032,336

Derivative Instruments:
Assets:
Futures	5,954	—	—	5,954

Total Assets	$5,954	$—	$—	$5,954

Total Derivative Instruments	$5,954	$—	$—	$5,954

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$228,395,036	$2,576,623	$—	$230,971,659
Corporate Obligations	—	107,351,851	—	107,351,851
U.S. Treasury Obligations	—	72,591,534	—	72,591,534
Mortgage-Backed Securities	—	16,076,406	—	16,076,406
Government Related Obligations	—	13,269,467	—	13,269,467
Asset-Backed Securities	—	25,241,319	—	25,241,319
Money Market Funds	40,768,653	—	—	40,768,653

Total Investments in Securities	$269,163,689	$237,107,200	$—	$506,270,889

Derivative Instruments:
Assets:
Futures	4,221,634	—	—	4,221,634

Total Assets	$4,221,634	$—	$—	$4,221,634

Total Derivative Instruments	$4,221,634	$—	$—	$4,221,634

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$206,227,926	$1,442,287,603	$—	$1,648,515,529
Preferred Stocks	14,326,922	6,765,770	—	21,092,692
Rights	—	38,422	—	38,422
Money Market Funds	73,006,282	—	—	73,006,282

Total Investments in Securities	$293,561,130	$1,449,091,795	$—	$1,742,652,925

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$42,997,537	$—	$—	$42,997,537
Convertible Preferred Stocks	8,767,411	1,640,777	—	10,408,188
Corporate Obligations	—	265,471,381	—	265,471,381
U.S. Treasury Obligations	—	110,894,194	—	110,894,194
Mortgage-Backed Securities	—	47,345,550	—	47,345,550
Convertible Debt Obligations	—	346,227,263	—	346,227,263
Government Related Obligations	—	25,076,008	—	25,076,008
Asset-Backed Securities	—	41,266,017	—	41,266,017
Money Market Funds	17,877,102	—	—	17,877,102

Total Investments in Securities	$69,642,050	$837,921,190	$—	$907,563,240

Derivative Instruments:
Assets:
Futures	4,755,618	—	—	4,755,618

Total Assets	$4,755,618	$—	$—	$4,755,618

Total Derivative Instruments	$4,755,618	$—	$—	$4,755,618

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$438,825,457	$—	$438,825,457
U.S. Treasury Obligations	—	607,941,402	—	607,941,402
Mortgage-Backed Securities	—	492,109,006	—	492,109,006
Government Related Obligations	—	124,891,502	—	124,891,502
Asset-Backed Securities	—	7,630,500	—	7,630,500
Money Market Funds	94,621,665	—	—	94,621,665

Total Investments in Securities	$94,621,665	$1,671,397,867	$—	$1,766,019,532

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$916,952,738	$—	$—	$916,952,738
U.S. Treasury Obligations	—	429,853	—	429,853
Money Market Funds	16,364,392	—	—	16,364,392

Total Investments in Securities	$933,317,130	$429,853	$—	$933,746,983

Derivative Instruments:
Assets:
Futures	66,437	—	—	66,437

Total Assets	$66,437	$—	$—	$66,437

Total Derivative Instruments	$66,437	$—	$—	$66,437

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$872,916,004	$78,219	$—	$872,994,223
U.S. Treasury Obligations	—	484,834	—	484,834
Rights	—	13,889	—	13,889
Money Market Funds	25,888,232	—	—	25,888,232

Total Investments in Securities	$898,804,236	$576,942	$—	$899,381,178

Derivative Instruments:
Assets:
Futures	191,088	—	—	191,088

Total Assets	$191,088	$—	$—	$191,088

Total Derivative Instruments	$191,088	$—	$—	$191,088

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$703,486,608	$288,914	$—	$703,775,522
U.S. Treasury Obligations	—	379,870	—	379,870
Rights	—	52,637	—	52,637
Money Market Funds	47,894,150	—	—	47,894,150

Total Investments in Securities	$751,380,758	$721,421	$—	$752,102,179

Derivative Instruments:
Assets:
Futures	69,850	—	—	69,850

Total Assets	$69,850	$—	$—	$69,850

Total Derivative Instruments	$69,850	$—	$—	$69,850

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,457,514	$361,730,629	$—	$364,188,143
Preferred Stocks	—	1,981,614	—	1,981,614
U.S. Treasury Obligations	—	329,887	—	329,887
Exchange Traded Funds	2,055,360	—	—	2,055,360
Money Market Funds	11,286,982	—	—	11,286,982

Total Investments in Securities	$15,799,856	$364,042,130	$—	$379,841,986

Derivative Instruments:
Assets:
Futures	35,441	—	—	35,441

Total Assets	$35,441	$—	$—	$35,441

Total Derivative Instruments	$35,441	$—	$—	$35,441

See Schedule of Investments for identification of securities by industry classification.

As of September 30, 2016, the funds did not hold significant investments in Level 3 securities. During the nine month period ended September 30, 2016, the Diversifying Strategies Fund had a security transfer from Level 2 to Level 1 with a total market value of $821,280 or 0.09% of the net assets of the fund, and Broad Market Index Fund and Mid/Small Company Index Fund had securities transfer from Level 1 to Level 2 with a total market value of $78,219 or 0.01% and $288,914 or 0.04% of the net assets of the fund, respectively. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller. In the case of a bankruptcy or other organizational proceeding of the counterparty, the fund may obtain no or limited recovery and any recovery may be significantly delayed.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	GBP	— British Pound
BRL	— Brazilian Real	JPY	— Japanese Yen
CAD	— Canadian Dollar	MXN	— Mexican Peso
CHF	— Swiss Franc	TWD	— Taiwanese Dollar
EUR	— European Monetary Unit	USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	EUX	— Eurex Deutschland Exchange
CME	— Chicago Mercantile Exchange	NYF	— New York Futures Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Credit Default Swaps

Single-name credit default swaps normally will be priced based on a snapshot of the relevant issuer-specific credit curve, which is constructed from actual and/or indicative independent broker-dealer credit default swap spreads, and input into a credit default swap valuation model. Multiple-name credit default swaps (e.g., based on one or more indexes) normally will be priced according to a methodology similar to that used for single-name credit default swaps, except that the curve used for multiple-name credit default swaps is the relevant index-specific credit curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular credit default swap, the fair value of the credit default swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2016, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$738,380,573	$5,088,257	$759,682	$4,328,575
Inflation Focused	513,126,612	12,083,973	665,574	11,418,399
High Yield	364,345,448	12,314,105	12,675,657	(361,552)
Equity Income	1,825,359,204	271,444,103	121,478,209	149,965,894
Growth & Income	1,441,873,225	367,624,670	68,789,572	298,835,098
Growth	1,952,901,992	320,065,545	40,783,386	279,282,159
Select Value	357,593,885	50,276,705	8,506,397	41,770,308
Aggressive Opportunities	866,949,863	166,276,496	34,194,023	132,082,473
Discovery	482,548,822	31,750,448	8,028,381	23,722,067
International	1,646,479,339	208,005,590	111,832,004	96,173,586
Diversifying Strategies	883,598,596	28,968,995	5,004,351	23,964,644
Core Bond Index	1,722,218,137	50,373,295	6,571,900	43,801,395
500 Stock Index	618,409,322	330,460,799	15,123,138	315,337,661
Broad Market Index	508,475,265	428,359,235	37,453,322	390,905,913
Mid/Small Company Index	621,917,681	186,558,292	56,373,794	130,184,498
Overseas Equity Index	384,635,055	34,367,628	39,160,697	(4,793,069)
Model Portfolio Conservative Growth	593,519,467	—	52,981,107	(52,981,107)
Model Portfolio Traditional Growth	1,673,153,499	—	147,257,625	(147,257,625)
Model Portfolio Long-Term Growth	2,321,771,608	—	253,949,464	(253,949,464)
Model Portfolio Global Equity Growth	983,561,638	—	141,124,512	(141,124,512)
Milestone Retirement Income	313,691,796	—	34,467,220	(34,467,220)
Milestone 2010	272,171,900	—	29,335,743	(29,335,743)
Milestone 2015	556,626,358	—	62,804,991	(62,804,991)
Milestone 2020	879,136,254	—	108,913,250	(108,913,250)
Milestone 2025	813,406,658	—	109,642,057	(109,642,057)
Milestone 2030	694,464,091	—	104,470,351	(104,470,351)
Milestone 2035	495,989,656	—	81,233,702	(81,233,702)
Milestone 2040	476,158,318	—	83,727,684	(83,727,684)
Milestone 2045	235,720,157	—	46,633,628	(46,633,628)
Milestone 2050	110,203,120	—	22,703,651	(22,703,651)
Milestone 2055	363,428	244	54,336	(54,092)

Long Term Capital Gain Designations

Pursuant to Section 852 of the Internal Revenue Code, the Company designated the following long-term capital gain dividends, subject to a maximum tax rate of 20%, for the 2016 tax year.

Fund	Long Term Capital Gain Dividend
Low Duration	158,279
Inflation Focused	5,613,689
Equity Income	196,937,040
Growth & Income	363,417,712
Growth	358,861,521
Select Value	13,067,171
Aggressive Opportunities	150,607,776
International	43,199,202
Diversifying Strategies	12,919,703

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Fund	Long Term Capital Gain Dividend
Core Bond Index	35,388,280
500 Stock Index	314,682,599
Broad Market Index	379,418,908
Mid/Small Company Index	142,792,648
Model Portfolio Conservative Growth	17,125,312
Model Portfolio Traditional Growth	139,325,918
Model Portfolio Long-Term Growth	213,133,156
Model Portfolio Global Equity Growth	77,359,114
Milestone Retirement Income	6,446,980
Milestone 2010	7,085,550
Milestone 2015	16,707,039
Milestone 2020	28,325,395
Milestone 2025	29,344,525
Milestone 2030	28,628,761
Milestone 2035	21,777,469
Milestone 2040	22,134,341
Milestone 2045	10,412,333
Milestone 2050	4,053,813
Milestone 2055	28,047

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives (i.e. to manage risk or to obtain or adjust investment exposure, as applicable). The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each applicable fund during the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of September 30, 2016, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
119	CBT	U.S. 2 Year Treasury Note	December 2016	$25,997,781	$5,349

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
79	CBT	U.S. 10 Year Treasury Note	December 2016	$10,358,875	$240
107	CBT	U.S. 5 Year Treasury Note	December 2016	13,002,172	9,883

					$10,123

Sold
23	EUX	Euro—Bobl	December 2016	$3,412,816	$(5,834)
15	CBT	U.S. 10 Year Treasury Note	December 2016	1,966,875	210
45	CBT	U.S. 10 Year Ultra Treasury Note	December 2016	6,487,031	(15,251)
22	CBT	U.S. 2 Year Treasury Note	December 2016	4,806,313	(5,618)
35	CBT	U.S. Long Treasury Bond	December 2016	5,885,469	6,885
21	CBT	U.S. Ultra Treasury Bond	December 2016	3,861,375	66,410

					$46,802

					$56,925

High Yield Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
80	CBT	U.S. 2 Year Treasury Note	December 2016	$17,477,500	$18,029
90	CBT	U.S. 5 Year Treasury Note	December 2016	10,936,406	6,160

					$24,189

Equity Income Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
3	CME	E-MINI S&P 500 Index	December 2016	$324,060	$2,866
5	CME	E-MINI S&P MidCap 400	December 2016	774,800	12,230

					$15,096

Aggressive Opportunities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
2	CME	E-MINI S&P MidCap 400	December 2016	$309,920	$4,916
1	CME	NASDAQ 100 E-MINI	December 2016	97,405	1,038

					$5,954

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,951	NYF	MINI Russell 2000 Index	December 2016	$243,543,330	$4,221,634

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
2,229	NYF	MINI Russell 2000 Index	December 2016	$278,246,070	$4,755,618

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
62	CME	E-MINI S&P 500 Index	December 2016	$6,697,240	$66,437

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
91	CME	E-MINI S&P 500 Index	December 2016	$9,829,820	$148,338
6	CME	E-MINI S&P MidCap 400	December 2016	929,760	14,602
9	NYF	MINI Russell 2000 Index	December 2016	1,123,470	28,148

					$191,088

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
15	CME	E-MINI S&P MidCap 400	December 2016	$2,324,400	$33,004
21	NYF	MINI Russell 2000 Index	December 2016	2,621,430	36,846

					$69,850

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
48	NYF	MINI MSCI EAFE Equity Index	December 2016	$4,096,080	$35,441

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the U.S. dollar value of securities denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of September 30, 2016, the following funds had open forward currency contracts outstanding:

Inflation Focused Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	Morgan Stanley Co., Inc.	USD	BRL	10/04/2016	$758,677	$753,259	$(5,418)
Purchase	JPMorgan Chase Bank NA	USD	BRL	10/04/2016	250,886	250,365	(521)
Purchase	JPMorgan Chase Bank NA	USD	BRL	11/03/2016	514,952	517,864	2,912
Purchase	JPMorgan Chase Bank NA	USD	JPY	10/21/2016	534,913	529,548	(5,365)
Purchase	JPMorgan Chase Bank NA	USD	MXN	11/22/2016	752,827	753,913	1,086
Purchase	Morgan Stanley Co., Inc.	USD	TWD	10/06/2016	812,521	817,772	5,251

							$(2,055)

Sale	JPMorgan Chase Bank NA	AUD	USD	10/28/2016	$51,443	$50,969	$474
Sale	JPMorgan Chase Bank NA	BRL	USD	10/04/2016	250,824	250,365	459
Sale	Morgan Stanley Co., Inc.	BRL	USD	10/04/2016	749,839	753,259	(3,420)
Sale	JPMorgan Chase Bank NA	BRL	USD	11/03/2016	248,823	248,167	656
Sale	Bank of America NA	CAD	USD	11/10/2016	1,501,549	1,469,651	31,898
Sale	JPMorgan Chase Bank NA	EUR	USD	10/06/2016	926,363	934,962	(8,599)
Sale	JPMorgan Chase Bank NA	GBP	USD	11/16/2016	37,245	37,192	53
Sale	JPMorgan Chase Bank NA	JPY	USD	10/21/2016	519,868	528,798	(8,930)
Sale	Morgan Stanley Co., Inc.	TWD	USD	10/06/2016	805,232	813,095	(7,863)

							$4,728

							$2,673

High Yield Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	10/05/2016	$4,398,846	$4,399,389	$543
Purchase	JPMorgan Chase Bank NA	USD	GBP	10/05/2016	2,010,891	1,983,628	(27,263)

							$(26,720)

Sale	JPMorgan Chase Bank NA	CHF	USD	10/05/2016	$154,255	$155,961	$(1,706)
Sale	JPMorgan Chase Bank NA	EUR	USD	10/05/2016	23,827,718	23,999,529	(171,811)
Sale	JPMorgan Chase Bank NA	GBP	USD	10/05/2016	4,613,782	4,560,202	53,580

							$(119,937)

							$(146,657)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Written option activity for the year-to-date period ended September 30, 2016, was as follows:

	Call Options		Put Options		Total
Inflation Focused	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2015	—	$—	—	$—	—	$—

Written	393	55,078	62	19,285	455	74,363
Closed	(270)	(29,366)	(62)	(19,285)	(332)	(48,651)
Expired	(123)	(25,712)	—	—	(123)	(25,712)

Ending balance as of 09/30/2016	—	$—	—	$—	—	$—

As of September 30, 2016, the funds had no open written option contracts.

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution facility. A fund posts initial and variation margin to support its obligations under cleared swaps. Centralized clearing will be required for additional categories of swaps on a phased in basis based on Commodity Futures Trading Commission approval of contracts for central clearing. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. Swaps can also be based on credit and other events. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also includes counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of September 30, 2016, the following funds had open swap contracts outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation/ (Depreciation)
0.95%	6 Month Nibor	05/12/2018	NOK	60,850,000	$—	$37,290
1.01%	6 Month Nibor	05/19/2018	NOK	20,260,000	—	9,970
1.49%	3 Month Libor	10/04/2026	USD	1,140,000	—	(2,862)
1.85%	3 Month Libor	07/27/2026	USD	1,050,000	—	(4,806)
2.00%	3 Month Libor	12/16/2020	USD	100,000	(2,445)	(1,113)
2.00%	3 Month Libor	07/27/2026	USD	2,700,000	—	(30,644)
2.21%	3 Month BBR	04/27/2018	AUD	8,174,000	—	(49,541)
2.50%	3 Month BKBM	07/28/2018	NZD	13,540,000	—	(42,909)
2.50%	3 Month Libor	06/15/2046	USD	100,000	(8,970)	(7,554)
2.69%	3 Month Libor	08/06/2045	USD	150,000	—	(31,549)
2.72%	3 Month Libor	11/10/2045	USD	430,000	—	(95,659)
2.75%	3 Month Libor	06/19/2043	USD	1,000,000	117,550	(331,178)
3.25%	3 Month Libor	06/17/2045	USD	800,000	(103,508)	(167,450)
3.50%	3 Month Libor	12/17/2044	USD	2,200,000	(88,530)	(773,014)
3.75%	3 Month Libor	06/18/2044	USD	300,000	(23,448)	(109,421)
3 Month BKBM	2.47%	07/28/2026	NZD	1,460,000	—	8,449
3 Month Libor	1.43%	08/12/2026	USD	560,000	—	1,288
3 Month Libor	2.75%	06/17/2025	USD	5,400,000	622,857	21,030
3 Month Libor	1.81%	06/09/2020	USD	12,848,000	—	376,054
6 Month BBSW	3.38%	06/09/2025	AUD	640,000	—	50,869
6 Month Libor	1.65%	06/05/2020	GBP	880,000	—	55,464

					$513,506	$(1,087,286)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Bank of America NA	1.58%	CPI Urban Consumers NSA	01/15/2025	USD 1,840,000	$—	$16,498
Barclays Bank plc	1.39%	CPI Urban Consumers NSA	07/15/2018	USD 1,070,000	—	(14,311)
Citibank NA	1.71%	CPI Urban Consumers NSA	04/15/2019	USD 2,220,000	—	(15,506)
Citibank NA	1.75%	CPI Urban Consumers NSA	04/15/2020	USD 6,425,000	—	(52,479)
Citibank NA	1.89%	CPI Urban Consumers NSA	01/15/2022	USD 3,160,000	—	(55,809)
Citibank NA	1.90%	CPI Urban Consumers NSA	01/15/2020	USD 2,130,000	—	(23,630)
Citibank NA	1.90%	CPI Urban Consumers NSA	07/15/2022	USD 4,230,000	—	(62,490)
Citibank NA	1.92%	CPI Urban Consumers NSA	07/15/2022	USD 5,310,000	—	(90,650)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2020	USD 2,660,000	—	(29,233)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2021	USD 4,750,000	—	(72,735)
Citibank NA	1.96%	CPI Urban Consumers NSA	07/15/2021	USD 3,190,000	—	(47,778)
Citibank NA	1.96%	CPI Urban Consumers NSA	01/15/2023	USD 1,570,000	—	(38,505)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD 375,000	—	(2,943)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(58,189)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(61,921)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	(241,383)
Morgan Stanley Capital Services LLC	CPI Urban Consumers NSA	1.81%	09/20/2026	USD 200,000	—	(1,363)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(28,916)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(226,990)

					$2,718	$(1,108,333)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Corporate and Government Issues
Advanced Micro Devices, Inc.	Citibank NA	Buy	5.00%	—	03/20/2019	USD 85,000	$5,737	$(7,193)
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 140,000	(6,934)	(4,249)
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 160,000	(8,211)	(4,855)

							$(9,408)	$(16,297)

Credit Default on Indices
CMBX.NA.BBB. Series 6 Index	Citibank NA	Sell	—	3.00%	05/11/2063	USD 265,000	$2,330	$(26,128)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

Written swaption activity for the year-to-date period ended September 30, 2016, was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2015	—	$—	8,400,000	$280,000	8,400,000	$280,000

Written	15,900,000	55,305	72,400,000	421,968	88,300,000	477,273
Closed	(5,000,000)	(21,313)	(8,400,000)	(280,000)	(13,400,000)	(301,313)
Expired	(7,500,000)	(19,092)	(11,100,000)	(33,373)	(18,600,000)	(52,465)

Ending balance as of 09/30/2016	3,400,000	$14,900	61,300,000	$388,595	64,700,000	$403,495

As of September 30, 2016, the Inflation Focused Fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	$40,000,000	1.50%	02/06/2017	$5,478
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	8,500,000	2.30%	03/29/2019	93,266
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	5,600,000	2.25%	10/17/2018	71,326
OTC	Goldman Sachs Bank USA	Call—Interest Rate Swaption	1,900,000	1.25%	10/07/2016	3,756
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	1,900,000	2.25%	12/10/2018	27,749
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	1,900,000	1.55%	10/07/2016	4,282
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	1,900,000	2.25%	11/15/2018	26,438
OTC	Goldman Sachs Bank USA	Put—Interest Rate Swaption	1,500,000	1.55%	11/07/2016	2,896
OTC	Goldman Sachs Bank USA	Call—Interest Rate Swaption	1,500,000	1.35%	11/07/2016	6,104

						$241,295

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2016, certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of September 30, 2016, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$94,366	$96,255	102%
Inflation Focused	727,624	746,162	103%
High Yield	13,280,751	13,897,269	105%
Equity Income	83,124,395	85,263,825	103%
Growth & Income	6,761,127	6,998,564	104%
Growth	24,525,413	25,046,921	102%
Select Value	10,701,317	10,972,139	103%
Aggressive Opportunities	37,157,614	39,215,441	106%
Discovery	19,983,208	21,000,157	105%
International	22,883,416	24,118,088	105%
Core Bond Index	9,793,729	9,985,679	102%
500 Stock Index	10,671,908	11,072,952	104%
Broad Market Index	15,240,304	16,067,604	105%
Mid/Small Company Index	38,973,106	41,021,597	105%
Overseas Equity Index	8,252,641	8,684,629	105%

Securities Lending Transactions Accounted for as Secured Borrowings

The following table presents the liabilities under the outstanding securities lending transactions of the funds as of September 30, 2016, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The securities lending transactions are governed by Securities Lending Agency Agreements with the applicable counterparties, which are not considered to be master netting arrangements.

Vantagepoint Fund	Common Stock	Corporate Obligations	Government Related Obligations	U.S. Treasury Obligations	Rights	Total Borrowings
Low Duration Bond	$—	$96,255	$—	$—	$—	$96,255
Inflation Focused	—	746,162	—	—	—	746,162
High Yield	—	13,897,269	—	—	—	13,897,269
Equity Income	85,263,825	—	—	—	—	85,263,825
Growth & Income	6,998,564	—	—	—	—	6,998,564
Growth	25,046,921	—	—	—	—	25,046,921
Select Value	10,972,139	—	—	—	—	10,972,139
Aggressive Opportunities	39,215,441	—	—	—	—	39,215,441
Discovery	20,664,362	335,795	—	—	—	21,000,157
International	24,118,088	—	—	—	—	24,118,088
Core Bond Index	—	2,062,046	7,923,633	—	—	9,985,679
500 Stock Index	11,072,952	—	—	—	—	11,072,952
Broad Market Index	16,067,591	—	—	—	13	16,067,604
Mid/Small Company Index	41,021,597	—	—	—	—	41,021,597
Overseas Equity Index	8,684,629	—	—	—	—	8,684,629

Note: Disaggregation reflects the securities on loan, not the invested collateral.

Ratio of market value on loan in each category is applied to the amount of the liability for securities lending collateral.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	November 21, 2016

By:	/s/ Michael Guarasci
Michael Guarasci, Principal Financial Officer

Date	November 21, 2016